Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments
Morningstar U.S. Equity Fund
	Number of Shares	Value
Common Stocks – 88.4%
Advertising & Marketing – 0.0%(a)
Interpublic Group of Cos. (The), Inc.	4,395	$126,005
Omnicom Group, Inc.	1,999	173,493
Trade Desk (The), Inc., Class A*	2,089	247,922
		547,420
Aerospace & Defense – 2.9%
AAR Corp.*	23,890	1,618,786
Boeing (The) Co.*	45,546	8,039,780
General Dynamics Corp.	31,846	8,183,785
Huntington Ingalls Industries, Inc.	13,473	2,657,684
Kratos Defense & Security Solutions, Inc.*	27,529	918,643
L3Harris Technologies, Inc.	11,878	2,518,255
Lockheed Martin Corp.	2,214	1,024,971
Moog, Inc., Class A	7,904	1,435,841
Northrop Grumman Corp.	12,183	5,936,410
RTX Corp.	121,309	15,642,796
TransDigm Group, Inc.	433	585,996
		48,562,947
Apparel & Textile Products – 0.1%
NIKE, Inc., Class B	8,074	620,891
Ralph Lauren Corp.	710	177,287
Skechers USA, Inc., Class A*	1,697	127,852
Tapestry, Inc.	1,976	144,129
		1,070,159
Asset Management – 1.2%
Ameriprise Financial, Inc.	357	193,980
Apollo Global Management, Inc.	1,832	313,235
Ares Capital Corp.	18,669	441,895
Blackrock, Inc.	6,102	6,562,701
Cohen & Steers, Inc.	20,926	1,854,671
Franklin Resources, Inc.	3,298	73,348
Hamilton Lane, Inc., Class A(b)	17,540	2,792,017
Invesco Ltd.	3,500	67,305
KKR & Co., Inc.	35,252	5,889,552
LPL Financial Holdings, Inc.	3,785	1,388,679
Raymond James Financial, Inc.	1,682	283,383
Stifel Financial Corp.	9,296	1,076,942
T. Rowe Price Group, Inc.	521	60,915
		20,998,623
Automotive – 0.7%
Autoliv, Inc. (Sweden)	1,077	104,103
	Number of Shares	Value
Automotive (Continued)
BorgWarner, Inc.	3,344	$106,674
General Motors Co.	8,451	417,987
Gentex Corp.	6,321	163,840
Lear Corp.	12,844	1,208,492
Tesla, Inc.*	22,800	9,224,880
XPEL, Inc.*	30,967	1,298,446
		12,524,422
Banking – 3.2%
Atlantic Union Bankshares Corp.	41,731	1,576,180
Bank of NT Butterfield & Son (The) Ltd. (Bermuda)	23,029	844,934
Bank OZK	63,734	3,237,050
Banner Corp.	23,728	1,676,858
Citigroup, Inc.	85,195	6,937,429
City Holding Co.(b)	14,629	1,728,124
Coastal Financial Corp.*	9,146	815,640
First Bancorp	35,875	1,583,164
JPMorgan Chase & Co.	64,849	17,334,138
National Bank Holdings Corp., Class A	25,912	1,117,584
Pinnacle Financial Partners, Inc.	15,368	1,917,465
PNC Financial Services Group (The), Inc.	35,575	7,148,796
Renasant Corp.	42,859	1,666,358
Seacoast Banking Corp. of Florida	59,442	1,691,125
Simmons First National Corp., Class A	74,060	1,682,643
Webster Financial Corp.	31,236	1,881,657
Wells Fargo & Co.	22,225	1,751,330
		54,590,475
Beverages – 0.9%
Brown-Forman Corp., Class B	3,286	108,471
Diageo PLC (United Kingdom)	120,245	3,582,152
Monster Beverage Corp.*	101,914	4,964,231
PepsiCo, Inc.	42,361	6,383,379
		15,038,233
Biotechnology & Pharmaceuticals – 2.6%
AbbVie, Inc.	29,293	5,386,983
Amgen, Inc.	2,748	784,334
Biogen, Inc.*	498	71,677
Bristol-Myers Squibb Co.	6,874	405,222
Certara, Inc.*	144,163	2,051,440
Eli Lilly & Co.	5,768	4,678,309
Gilead Sciences, Inc.	9,717	944,492
Johnson & Johnson	51,972	7,907,540

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Merck & Co., Inc.	44,260	$4,373,773
Novo Nordisk A/S ADR (Denmark)	28,544	2,410,541
Pfizer, Inc.	241,510	6,404,845
Regeneron Pharmaceuticals, Inc.*	907	610,393
Royalty Pharma PLC, Class A	8,587	271,178
United Therapeutics Corp.*	503	176,639
Vertex Pharmaceuticals, Inc.*	1,183	546,167
Zoetis, Inc.	41,197	7,040,567
		44,064,100
Cable & Satellite – 0.3%
Charter Communications, Inc., Class A(b)*	513	177,236
Comcast Corp., Class A	132,171	4,448,876
Sirius XM Holdings, Inc.(b)	2,810	67,468
		4,693,580
Chemicals – 1.7%
Ashland Global Holdings, Inc.	45,488	2,888,033
Avery Dennison Corp.	1,287	239,034
Axalta Coating Systems Ltd.*	3,137	112,744
Balchem Corp.	13,587	2,173,377
CF Industries Holdings, Inc.	1,107	102,076
Corteva, Inc.	35,207	2,297,961
DuPont de Nemours, Inc.	41,416	3,180,749
Eastman Chemical Co.	1,089	108,519
Hawkins, Inc.	11,473	1,226,578
Innospec, Inc.	24,764	2,806,999
LyondellBasell Industries N.V., Class A	1,194	90,386
PPG Industries, Inc.	12,734	1,469,249
Sherwin-Williams (The) Co.	28,002	10,029,196
Stepan Co.	25,963	1,645,795
Westlake Corp.	596	68,105
		28,438,801
Commercial Support Services – 0.5%
Automatic Data Processing, Inc.	5,846	1,771,396
Casella Waste Systems, Inc., Class A*	31,012	3,335,031
Cintas Corp.	3,205	642,827
Insperity, Inc.	14,071	1,055,466
Paychex, Inc.	1,368	202,013
	Number of Shares	Value
Commercial Support Services (Continued)
Robert Half, Inc.	1,479	$95,824
Verra Mobility Corp.*	68,826	1,816,318
		8,918,875
Construction Materials – 0.2%
CRH PLC	6,089	602,994
Owens Corning	824	152,069
Trex Co., Inc.*	49,070	3,573,768
		4,328,831
Containers & Packaging – 0.1%
Berry Global Group, Inc.	2,315	157,235
Crown Holdings, Inc.	1,058	92,956
Graphic Packaging Holding Co.	6,156	168,859
International Paper Co.(b)	3,297	183,412
Packaging Corp. of America	1,028	218,614
Sealed Air Corp.	2,446	85,194
Smurfit WestRock PLC	2,930	155,554
		1,061,824
Diversified Industrials – 1.0%
3M Co.	2,097	319,163
Emerson Electric Co.	4,110	534,095
Honeywell International, Inc.	33,140	7,414,081
Illinois Tool Works, Inc.	14,664	3,800,322
Parker-Hannifin Corp.	7,056	4,988,945
		17,056,606
E-Commerce Discretionary – 3.4%
Amazon.com, Inc.*	239,880	57,014,678
eBay, Inc.	2,054	138,604
		57,153,282
Electric Utilities – 2.4%
Ameren Corp.	2,223	209,407
American Electric Power Co., Inc.	20,205	1,987,364
Avista Corp.	34,007	1,245,336
CMS Energy Corp.	3,357	221,562
Consolidated Edison, Inc.	2,573	241,193
Dominion Energy, Inc.	115,880	6,441,769
Duke Energy Corp.	67,666	7,577,915
Evergy, Inc.	3,326	213,430
Eversource Energy	2,321	133,875
Exelon Corp.	64,691	2,587,640
Northwestern Energy Group, Inc.	23,443	1,263,812
NRG Energy, Inc.	2,095	214,612
OGE Energy Corp.	8,714	367,992
PG&E Corp.	278,822	4,363,564

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Electric Utilities (Continued)
Pinnacle West Capital Corp.	3,903	$339,405
Sempra	13,111	1,087,295
Southern (The) Co.	80,358	6,746,054
TXNM Energy, Inc.	36,373	1,758,635
Xcel Energy, Inc.	55,651	3,739,747
		40,740,607
Electrical Equipment – 1.6%
A.O. Smith Corp.	1,294	87,086
AAON, Inc.	11,172	1,300,197
Allegion PLC	954	126,624
Amphenol Corp., Class A	5,705	403,800
Camtek Ltd. (Israel)(b)	13,838	1,308,245
Eaton Corp. PLC	40,519	13,227,022
Hubbell, Inc.	370	156,514
Johnson Controls International PLC	24,901	1,942,278
Lennox International, Inc.	263	155,807
Modine Manufacturing Co.*	18,561	1,883,014
Novanta, Inc.*	17,109	2,560,533
Otis Worldwide Corp.	12,541	1,196,662
Rockwell Automation, Inc.	368	102,462
Sensata Technologies Holding PLC	35,146	954,565
TE Connectivity PLC (Switzerland)	1,099	162,619
Trane Technologies PLC	4,819	1,748,092
		27,315,520
Engineering & Construction – 0.1%
Everus Construction Group, Inc.*	23,540	1,619,787
Entertainment Content – 1.6%
Electronic Arts, Inc.	9,380	1,152,896
Netflix, Inc.*	22,150	21,635,234
Walt Disney (The) Co.	39,119	4,422,794
		27,210,924
Food – 1.4%
BellRing Brands, Inc.*	43,496	3,364,416
Conagra Brands, Inc.	8,020	207,638
General Mills, Inc.	3,138	188,719
Hershey (The) Co.	865	129,101
Hormel Foods Corp.	7,699	230,816
Ingredion, Inc.	1,817	247,911
J&J Snack Foods Corp.	10,878	1,492,788
Kraft Heinz (The) Co.	9,736	290,522
Lamb Weston Holdings, Inc.(b)	1,768	105,974
Lancaster Colony Corp.	8,261	1,393,961
	Number of Shares	Value
Food (Continued)
Mondelez International, Inc., Class A	86,713	$5,028,487
Nestle S.A.(c)	51,651	4,387,269
Post Holdings, Inc.(b)*	55,459	5,887,527
The Campbell's Co.	3,967	153,801
		23,108,930
Forestry, Paper & Wood Products – 0.1%
Boise Cascade Co.	12,919	1,629,861
Gas & Water Utilities – 0.1%
American Water Works Co., Inc.	1,200	149,568
UGI Corp.(b)	60,264	1,851,913
		2,001,481
Health Care Facilities & Services – 3.7%
Cencora, Inc.	1,298	329,965
Charles River Laboratories International, Inc.*	303	49,922
Cigna Group (The)	38,709	11,388,575
CVS Health Corp.	3,547	200,335
DaVita, Inc.*	1,088	191,706
Elevance Health, Inc.	11,704	4,631,273
Encompass Health Corp.	2,116	210,055
Ensign Group (The), Inc.	21,811	3,046,124
HCA Healthcare, Inc.	2,011	663,449
HealthEquity, Inc.*	57,391	6,337,114
Henry Schein, Inc.*	2,249	179,920
Humana, Inc.	10,945	3,209,402
ICON PLC*	21,475	4,275,243
Labcorp Holdings, Inc.	10,469	2,615,156
McKesson Corp.	18,095	10,762,001
Medpace Holdings, Inc.*	6,804	2,375,617
Quest Diagnostics, Inc.	1,945	317,230
Tenet Healthcare Corp.*	633	89,183
UnitedHealth Group, Inc.	21,650	11,744,908
Universal Health Services, Inc., Class B	830	156,505
		62,773,683
Home & Office Products – 0.1%
Arhaus, Inc.	117,444	1,442,212
Tempur Sealy International, Inc.	1,775	112,074
Whirlpool Corp.(b)	579	60,801
		1,615,087
Home Construction – 0.4%
Century Communities, Inc.	21,464	1,639,420
DR Horton, Inc.	903	128,136

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Home Construction (Continued)
Fortune Brands Innovations, Inc.	21,349	$1,530,083
Lennar Corp., Class A	907	119,035
Masco Corp.	1,608	127,482
Mohawk Industries, Inc.*	461	56,380
NVR, Inc.*	350	2,805,663
PulteGroup, Inc.	1,217	138,470
Toll Brothers, Inc.	1,517	206,024
		6,750,693
Household Products – 0.8%
Central Garden & Pet Co., Class A*	26,245	818,582
Church & Dwight Co., Inc.	2,960	312,339
Clorox (The) Co.	936	148,525
Colgate-Palmolive Co.	14,600	1,265,820
Interparfums, Inc.	6,353	895,900
Kenvue, Inc.	178,187	3,793,601
Kimberly-Clark Corp.	21,560	2,802,153
Prestige Consumer Healthcare, Inc.*	21,533	1,653,088
Reckitt Benckiser Group PLC (United Kingdom)	35,486	2,346,646
		14,036,654
Industrial Intermediate Products – 0.3%
AZZ, Inc.	14,313	1,227,912
Enpro, Inc.	2,933	544,658
RBC Bearings, Inc.*	11,505	4,012,369
		5,784,939
Industrial Support Services – 1.2%
Fastenal Co.	2,859	209,393
SiteOne Landscape Supply, Inc.*	15,771	2,244,213
United Rentals, Inc.	169	128,112
W.W. Grainger, Inc.	9,546	10,144,248
Watsco, Inc.(b)	230	110,076
WESCO International, Inc.	39,685	7,341,725
		20,177,767
Institutional Financial Services – 1.4%
CME Group, Inc.	7,475	1,767,987
Intercontinental Exchange, Inc.	10,528	1,682,690
Moelis & Co., Class A	24,985	1,956,076
Morgan Stanley	66,507	9,206,564
Nasdaq, Inc.	86,120	7,091,121
Piper Sandler Cos.	5,213	1,653,251
SEI Investments Co.	3,571	309,177
		23,666,866
	Number of Shares	Value
Insurance – 4.2%
Allstate (The) Corp.	5,721	$1,100,320
American International Group, Inc.	83,267	6,133,447
AMERISAFE, Inc.	15,587	779,662
Aon PLC, Class A	26,930	9,986,183
Arthur J Gallagher & Co.	4,297	1,296,920
Baldwin Insurance Group (The), Inc.(b)*	41,780	1,710,891
Chubb Ltd.	23,353	6,349,214
Goosehead Insurance, Inc., Class A	20,198	2,164,620
Hartford Financial Services Group (The), Inc.	23,836	2,658,906
Marsh & McLennan Cos., Inc.	68,520	14,860,617
Progressive (The) Corp.	61,121	15,062,659
Travelers (The) Cos., Inc.	26,819	6,575,482
Willis Towers Watson PLC	8,745	2,882,046
		71,560,967
Internet Media & Services – 7.2%
Airbnb, Inc., Class A*	36,321	4,764,226
Alphabet, Inc., Class A	279,757	57,076,023
Booking Holdings, Inc.	100	473,756
GoDaddy, Inc., Class A*	8,833	1,878,338
Meta Platforms, Inc., Class A	71,907	49,556,866
Uber Technologies, Inc.*	98,673	6,596,290
VeriSign, Inc.*	13,331	2,866,165
		123,211,664
IT Services – 1.3%
Accenture PLC, Class A (Ireland)	37,757	14,534,557
Amdocs Ltd.	2,839	250,371
CDW Corp.	4,868	969,414
Cognizant Technology Solutions Corp., Class A	1,334	110,202
Globant S.A.*	15,156	3,233,078
ICF International, Inc.	20,750	2,421,732
		21,519,354
Leisure Facilities & Services – 1.2%
Cheesecake Factory (The), Inc.(b)	16,326	916,705
Chipotle Mexican Grill, Inc.*	6,913	403,374
Domino's Pizza, Inc.	287	128,897
Dutch Bros., Inc., Class A*	22,354	1,397,572
Marriott International, Inc., Class A	19,371	5,629,019
Papa John's International, Inc.(b)	34,193	1,353,017

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Leisure Facilities & Services (Continued)
Red Rock Resorts, Inc., Class A	139,289	$6,832,125
Starbucks Corp.	29,892	3,218,771
TKO Group Holdings, Inc.*	729	113,148
Vail Resorts, Inc.	4,130	702,596
Wingstop, Inc.	261	77,752
		20,772,976
Leisure Products – 0.1%
Brunswick Corp.	939	63,326
Hasbro, Inc.	895	51,767
Polaris, Inc.	950	45,315
YETI Holdings, Inc.*	58,283	2,171,625
		2,332,033
Machinery – 1.0%
Alamo Group, Inc.	8,945	1,659,834
CSW Industrials, Inc.(b)	7,225	2,382,877
Graco, Inc.	1,559	131,221
Helios Technologies, Inc.	30,650	1,367,297
IDEX Corp.	863	193,580
Kadant, Inc.	10,696	3,988,538
Middleby (The) Corp.*	643	110,043
Regal Rexnord Corp.	33,650	5,341,265
Snap-on, Inc.	680	241,502
Stanley Black & Decker, Inc.	730	64,291
Thermon Group Holdings, Inc.*	28,786	796,796
Xylem, Inc.	1,153	143,018
		16,420,262
Medical Equipment & Devices – 3.3%
Abbott Laboratories	43,559	5,572,503
Alcon A.G.(b)	31,284	2,849,659
Baxter International, Inc.	1,559	50,761
Becton Dickinson & Co.	5,325	1,318,470
Boston Scientific Corp.*	36,519	3,738,085
CONMED Corp.(b)	25,249	1,812,373
Enovis Corp.(b)*	49,462	2,323,725
Envista Holdings Corp.*	43,955	901,957
Hologic, Inc.*	4,177	301,329
Inspire Medical Systems, Inc.(b)*	11,493	2,223,895
Intuitive Surgical, Inc.*	17,329	9,910,108
Medtronic PLC	28,969	2,630,964
Merit Medical Systems, Inc.*	16,286	1,773,220
Solventum Corp.*	11,879	879,759
Stryker Corp.	20,247	7,922,449
Teleflex, Inc.	14,415	2,598,160
	Number of Shares	Value
Medical Equipment & Devices (Continued)
Thermo Fisher Scientific, Inc.	14,452	$8,638,683
Waters Corp.*	335	139,186
		55,585,286
Metals & Mining – 0.3%
Constellium S.E.*	142,870	1,418,699
Freeport-McMoRan, Inc.	93,162	3,339,858
		4,758,557
Oil & Gas Supply Chain – 3.7%
Antero Midstream Corp.	44,693	716,876
Cheniere Energy, Inc.	15,536	3,474,626
Chevron Corp.	35,365	5,276,104
Civitas Resources, Inc.	16,397	832,312
ConocoPhillips	78,898	7,797,489
Coterra Energy, Inc.	82,749	2,293,802
Diamondback Energy, Inc.	5,351	879,490
DT Midstream, Inc.	8,307	839,672
Enbridge, Inc. (Canada)	89,926	3,888,842
EOG Resources, Inc.	29,548	3,716,843
Exxon Mobil Corp.	68,946	7,365,501
Gulfport Energy Corp.*	4,763	850,243
Infinity Natural Resources, Inc., Class A*	39,240	826,787
Kinder Morgan, Inc.	149,957	4,120,818
New Fortress Energy, Inc.(b)	18,675	280,125
Northern Oil & Gas, Inc.(b)	46,099	1,657,259
ONEOK, Inc.	37,012	3,596,456
Pembina Pipeline Corp. (Canada)	26,689	963,364
Sitio Royalties Corp., Class A	53,061	1,068,649
SM Energy Co.	36,462	1,384,098
South Bow Corp. (Canada)	11,121	266,136
Targa Resources Corp.	6,837	1,345,522
TC Energy Corp. (Canada)	72,963	3,287,816
Texas Pacific Land Corp.(b)	120	155,660
Vital Energy, Inc.(b)*	43,654	1,392,563
Williams (The) Cos., Inc.	74,744	4,143,060
		62,420,113
Oil, Gas Services & Equipment – 0.0%(a)
Schlumberger N.V.(b)	12,729	512,724
Publishing & Broadcasting – 0.1%
Liberty Media Corp.-Liberty Formula One, Class C*	25,922	2,480,736
Nexstar Media Group, Inc.(b)	519	79,521
		2,560,257

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Real Estate Investment Trusts – 2.5%
American Tower Corp.	2,728	$504,544
Brixmor Property Group, Inc.	6,764	176,270
BXP, Inc.	1,268	92,741
COPT Defense Properties	55,612	1,637,217
CubeSmart	89,443	3,729,773
Equinix, Inc.	7,274	6,645,963
Extra Space Storage, Inc.	13,143	2,024,022
Federal Realty Investment Trust	1,914	207,918
Four Corners Property Trust, Inc.	62,534	1,715,308
Kimco Realty Corp.	6,157	138,225
Mid-America Apartment Communities, Inc.	20,723	3,161,915
Millrose Properties, Inc.*	453	5,010
National Storage Affiliates Trust	70,225	2,608,859
Plymouth Industrial REIT, Inc.	94,497	1,587,550
PotlatchDeltic Corp.	37,220	1,664,851
Prologis, Inc.	53,014	6,321,919
Public Storage	4,149	1,238,393
Rayonier, Inc.	2,342	612
Ryman Hospitality Properties, Inc.	23,012	2,412,578
SBA Communications Corp.	10,936	2,160,516
Simon Property Group, Inc.	3,757	653,192
Sunstone Hotel Investors, Inc.	69,651	789,146
Urban Edge Properties	79,832	1,623,783
Ventas, Inc.	24,246	1,464,943
		42,565,248
Real Estate Services – 0.0%(a)
Jones Lang LaSalle, Inc.*	396	111,989
Retail - Consumer Staples – 0.9%
Costco Wholesale Corp.	1,209	1,184,675
Five Below, Inc.*	14,152	1,327,175
Kroger (The) Co.(b)	4,550	280,462
Ollie's Bargain Outlet Holdings, Inc.*	26,989	3,009,543
Target Corp.	69,874	9,636,323
		15,438,178
Retail - Discretionary – 1.6%
Academy Sports & Outdoors, Inc.(b)	32,021	1,675,019
AutoNation, Inc.*	458	86,356
AutoZone, Inc.*	302	1,011,763
Best Buy Co., Inc.	1,114	95,648
	Number of Shares	Value
Retail - Discretionary (Continued)
Builders FirstSource, Inc.*	476	$79,625
CarMax, Inc.*	19,794	1,695,158
Dick's Sporting Goods, Inc.	415	99,621
Ferguson Enterprises, Inc.	10,267	1,859,559
Floor & Decor Holdings, Inc., Class A*	18,009	1,802,701
Freshpet, Inc.(b)*	14,055	2,248,097
GMS, Inc.*	19,250	1,623,545
Lithia Motors, Inc.	216	81,238
Lowe's Cos., Inc.	31,606	8,218,824
Lululemon Athletica, Inc.*	531	219,940
O'Reilly Automotive, Inc.*	897	1,161,095
Sonic Automotive, Inc. Class A	13,320	989,010
TJX (The) Cos., Inc.	8,945	1,116,247
Tractor Suppy Co.	3,646	198,197
Ulta Beauty, Inc.*	446	183,819
Valvoline, Inc.*	76,159	2,826,260
Williams-Sonoma, Inc.	946	199,956
		27,471,678
Semiconductors – 6.2%
Analog Devices, Inc.	35,648	7,553,455
Applied Materials, Inc.	1,314	236,980
ASML Holding N.V. (Netherlands)(c)	9,548	7,058,932
Intel Corp.	6,461	125,537
KLA Corp.	6,453	4,763,863
Lam Research Corp.	2,327	188,603
Microchip Technology, Inc.	3,051	165,669
Nova Ltd. (Israel)*	13,146	3,223,136
NVIDIA Corp.	503,056	60,401,934
NXP Semiconductors N.V. (China)	20,829	4,343,888
QUALCOMM, Inc.	1,898	328,221
Rambus, Inc.*	13,580	836,800
Skyworks Solutions, Inc.	627	55,652
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	42,579	8,912,636
Teradyne, Inc.	687	79,548
Texas Instruments, Inc.	32,169	5,938,719
Veeco Instruments, Inc.(b)*	51,599	1,309,583
		105,523,156
Software – 9.4%
Adobe, Inc.*	12,404	5,426,130
Akamai Technologies, Inc.*	1,336	133,466
Autodesk, Inc.*	2,245	698,958
BlackLine, Inc.*	15,333	979,012
Cadence Design Systems, Inc.*	840	250,001

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Software (Continued)
CCC Intelligent Solutions Holdings, Inc.*	232,223	$2,579,998
Check Point Software Technologies Ltd. (Israel)*	7,177	1,564,730
Clearwater Analytics Holdings, Inc., Class A*	79,391	2,235,651
CyberArk Software Ltd.*	4,529	1,680,168
Guidewire Software, Inc.*	16,159	3,413,912
Informatica, Inc., Class A*	63,930	1,641,722
Intuit, Inc.	12,903	7,761,284
Microsoft Corp.	196,107	81,396,171
nCino, Inc.(b)*	41,770	1,420,598
Palo Alto Networks, Inc.*	57,122	10,534,439
Paylocity Holding Corp.*	17,716	3,640,992
Procore Technologies, Inc.*	33,696	2,680,854
Q2 Holdings, Inc.*	20,199	1,922,339
Roper Technologies, Inc.	1,914	1,101,794
Salesforce, Inc.	37,810	12,919,677
SS&C Technologies Holdings, Inc.	46,911	3,797,445
Synopsys, Inc.*	9,015	4,737,202
Workday, Inc., Class A*	30,161	7,903,992
		160,420,535
Specialty Finance – 3.9%
American Express Co.	30,112	9,559,054
Corpay, Inc.*	359	136,596
Equifax, Inc.	15,298	4,203,584
FactSet Research Systems, Inc.	395	187,392
Fidelity National Information Services, Inc.	26,098	2,126,204
Jack Henry & Associates, Inc.	2,050	356,885
MarketAxess Holdings, Inc.	7,861	1,734,372
Mr. Cooper Group, Inc.*	37,425	3,885,089
Open Lending Corp.(b)*	118,025	714,051
PayPal Holdings, Inc.*	85,972	7,615,400
S&P Global, Inc.	14,184	7,395,680
Shift4 Payments, Inc., Class A(b)*	47,053	5,639,302
Synchrony Financial	1,812	124,992
Verisk Analytics, Inc.	665	191,148
Visa, Inc., Class A(b)	66,108	22,595,714
		66,465,463
Steel – 0.0%(a)
Nucor Corp.	399	51,244
Technology Hardware – 4.8%
Apple, Inc.	300,335	70,879,060
Arista Networks, Inc.*	1,985	228,732
	Number of Shares	Value
Technology Hardware (Continued)
Arrow Electronics, Inc.*	1,029	$119,930
Ciena Corp.*	26,602	2,318,098
Cisco Systems, Inc.	18,413	1,115,828
F5, Inc.*	817	242,861
Fabrinet (Thailand)*	12,431	2,687,706
Hewlett Packard Enterprise Co.	7,904	167,486
HP, Inc.	3,956	128,570
Juniper Networks, Inc.	5,351	186,536
Motorola Solutions, Inc.	2,813	1,320,000
NetApp, Inc.	1,633	199,389
Seagate Technology Holdings PLC	931	89,711
TD SYNNEX Corp.	1,601	228,159
Teledyne Technologies, Inc.*	3,114	1,592,282
Viavi Solutions, Inc.*	66,379	799,203
		82,303,551
Telecommunications – 0.4%
AT&T, Inc.	37,132	881,142
Cogent Communications Holdings, Inc.	11,010	829,494
T-Mobile U.S., Inc.	5,026	1,170,907
Verizon Communications, Inc.	98,126	3,865,183
		6,746,726
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	21,310	1,113,021
Transportation & Logistics – 1.5%
Alaska Air Group, Inc.*	27,021	1,979,288
ArcBest Corp.	17,450	1,668,395
C.H. Robinson Worldwide, Inc.	1,029	102,375
Canadian National Railway Co. (Canada)	16,046	1,676,967
CSX Corp.	19,089	627,455
Expeditors International of Washington, Inc.	910	103,358
FedEx Corp.	1,225	324,466
JB Hunt Transport Services, Inc.	509	87,151
Knight-Swift Transportation Holdings, Inc.	1,287	73,475
Landstar System, Inc.	780	128,435
Norfolk Southern Corp.	2,176	555,533
Saia, Inc.*	5,934	2,848,973

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
	Number of Shares	Value
Transportation & Logistics (Continued)
Union Pacific Corp.	57,553	$14,261,058
United Parcel Service, Inc., Class B	4,471	510,722
		24,947,651
Transportation Equipment – 0.4%
Blue Bird Corp.(b)*	41,673	1,484,392
Cummins, Inc.	777	276,806
PACCAR, Inc.	40,401	4,479,663
		6,240,861
Wholesale - Consumer Staples – 0.1%
Sysco Corp.	32,504	2,370,192
Wholesale - Discretionary – 0.2%
Pool Corp.(b)	8,589	2,956,763
Total Common Stocks (Cost $1,097,884,774)		1,503,861,426

Master Limited Partnerships – 0.6%
Oil & Gas Supply Chain – 0.6%
Energy Transfer L.P.	133,260	2,729,165
Enterprise Products Partners L.P.	76,774	2,506,671
MPLX L.P.	36,577	1,902,370
Plains All American Pipeline L.P.	92,462	1,830,747
Western Midstream Partners L.P.	28,006	1,152,447
Total Master Limited Partnerships (Cost $6,856,036)		10,121,400

Investment Companies – 9.6%
Schwab U.S. REIT ETF	759,452	16,115,572
	Number of Shares	Value

Vanguard Consumer Staples ETF(b)	350,171	$75,402,321
Vanguard Health Care ETF(b)	264,206	71,539,059
Total Investment Companies (Cost $146,213,147)		163,056,952

	Par(d)/Number of Shares
Short-Term Investments – 1.5%
Money Market Funds – 1.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.21%(e)	20,682,495	20,682,495
Northern Institutional Funds - Liquid Assets Portfolio, 4.42%(e)(f)	1,693,462	1,693,462
		22,375,957
U.S. Government Agencies – 0.2%(g)
Federal Home Loan Bank Discount Notes, 0.00%, 2/3/25(h)	$3,189,000	3,187,882
Total Short-Term Investments (Cost $25,564,216)		25,563,839
Total Investments – 100.1% (Cost $1,276,518,173)		1,702,603,617
Liabilities less Other Assets – (0.1)%		(2,052,410)
NET ASSETS – 100.0%		$1,700,551,207

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Amount rounds to less than 0.05%.
(b)	Security either partially or fully on loan. As of January 31, 2025, the total value of securities on loan is $64,824,648.
(c)	Security sold outside United States without registration under the Securities Act of 1933.
(d)	Par value is in USD unless otherwise indicated.
(e)	7-day current yield as of January 31, 2025 is disclosed.
(f)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2025, total cash collateral has a value of $1,693,462 and total non-cash collateral has a value of $65,103,978.
(g)	The obligations of certain U.S. government-sponsored entities are neither issued nor guaranteed by the United States Treasury.
(h)	Zero coupon bond.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar U.S. Equity Fund
L.P.	Limited Partnership
PLC	Public Limited Company
REIT	Real Estate Investment Trust
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar U.S. Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$1,493,540,349	$10,321,077	$—	$1,503,861,426
Master Limited Partnerships	10,121,400	—	—	10,121,400
Investment Companies	163,056,952	—	—	163,056,952
Short-Term Investments	22,375,957	3,187,882	—	25,563,839
Total Investments	$1,689,094,658	$13,508,959	$—	$1,702,603,617

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments
Morningstar International Equity Fund
	Number of Shares	Value
Common Stocks – 94.7%
Advertising & Marketing – 0.7%
Dentsu Group, Inc. (Japan)	14,394	$333,465
DKSH Holding A.G. (Switzerland)	1,731	136,085
Publicis Groupe S.A. (France)	12,223	1,299,940
WPP PLC (United Kingdom)	466,968	4,439,072
		6,208,562
Aerospace & Defense – 0.7%
Airbus S.E. (France)	26,900	4,652,934
BAE Systems PLC (United Kingdom)	50,431	762,327
QinetiQ Group PLC (United Kingdom)	7,000	32,135
Rolls-Royce Holdings PLC (United Kingdom)*	74,653	556,624
		6,004,020
Apparel & Textile Products – 2.1%
adidas A.G. (Germany)	9,042	2,384,012
Burberry Group PLC (United Kingdom)	32,594	476,371
Chow Tai Seng Jewellery Co. Ltd., Class A (China)	28,200	48,683
Cie Financiere Richemont S.A., Class A (Switzerland)(a)	11,524	2,227,805
Eclat Textile Co. Ltd. (Taiwan)	6,508	103,685
Kering S.A. (France)	30,755	8,051,298
Shenzhou International Group Holdings Ltd. (China)	10,300	77,599
Swatch Group (The) A.G. (Bearer) (Switzerland)(b)	18,813	3,485,311
Titan Co. Ltd. (India)	14,714	590,452
Youngone Corp. (South Korea)	2,810	84,525
		17,529,741
Asset Management – 1.3%
3i Group PLC (United Kingdom)	14,445	693,986
Ashmore Group PLC (United Kingdom)	83,119	175,201
Azimut Holding S.p.A. (Italy)	8,087	211,443
EXOR N.V. (Netherlands)	36,151	3,425,248
Hargreaves Lansdown PLC (United Kingdom)	22,940	312,624
HDFC Asset Management Co. Ltd. (India)(c)	5,958	265,420
	Number of Shares	Value
Asset Management (Continued)
Netwealth Group Ltd. (Australia)	8,309	$160,618
Partners Group Holding A.G. (Switzerland)	158	240,026
Sanlam Ltd. (South Africa)	188,907	823,172
Schroders PLC (United Kingdom)	1,033,324	4,512,533
St. James's Place PLC (United Kingdom)	19,804	257,168
VZ Holding A.G. (Switzerland)	981	168,868
XTB S.A. (Poland)(c)	3,810	61,312
		11,307,619
Automotive – 3.7%
Bayerische Motoren Werke A.G. (Germany)	75,455	6,127,670
Bridgestone Corp. (Japan)	40,400	1,449,185
BYD Co. Ltd., Class H (China)	14,000	491,965
Cie Generale des Etablissements Michelin S.C.A. (France)	7,184	249,838
Continental A.G. (Germany)	101,807	7,235,743
Denso Corp. (Japan)	49,000	678,087
Fuyao Glass Industry Group Co. Ltd., Class A (China)	49,400	403,492
Honda Motor Co. Ltd. (Japan)	186,000	1,760,519
Huayu Automotive Systems Co. Ltd., Class A (China)	228,100	524,568
Hyundai Mobis Co. Ltd. (South Korea)	7,013	1,265,536
Hyundai Motor Co. (South Korea)	1,395	196,345
Kia Corp. (South Korea)	8,942	623,954
Koito Manufacturing Co. Ltd. (Japan)	9,100	119,662
Mercedes-Benz Group A.G. (Germany)	84,090	5,116,046
NGK Insulators Ltd. (Japan)	3,200	41,064
Nifco, Inc. (Japan)	6,597	157,658
Nissan Motor Co. Ltd. (Japan)	124,476	340,619
Stanley Electric Co. Ltd. (Japan)	42,700	712,276
Sumitomo Electric Industries Ltd. (Japan)	26,900	502,549
Toyo Tire Corp. (Japan)	6,788	111,577
Toyota Motor Corp. (Japan)	195,600	3,710,438
		31,818,791

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Banking – 11.6%
Al Rajhi Bank (Saudi Arabia)	48,072	$1,267,858
Axis Bank Ltd. (India)	234,844	2,660,913
Banco Bilbao Vizcaya Argentaria S.A. (Spain)	563,956	6,420,613
Banco do Brasil S.A. (Brazil)	247,600	1,173,590
Bank Central Asia Tbk PT (Indonesia)	2,555,700	1,476,376
Bank for Foreign Trade of Vietnam JSC (Vietnam)*	227,100	838,227
Bank Mandiri Persero Tbk PT (Indonesia)	9,596,300	3,525,897
Bank Rakyat Indonesia Persero Tbk PT (Indonesia)	808,500	208,777
Barclays PLC (United Kingdom)	192,055	703,881
BDO Unibank, Inc. (Philippines)	301,584	710,910
BNP Paribas S.A. (France)	136,698	9,337,798
Capitec Bank Holdings Ltd. (South Africa)	1,694	269,717
China Construction Bank Corp., Class H (China)	2,559,000	2,082,297
China Merchants Bank Co. Ltd., Class H (China)	195,113	1,073,138
Commercial International Bank - Egypt (CIB) GDR (Egypt)(a)	314,917	462,928
Credicorp Ltd. (Peru)	20,366	3,729,015
DBS Group Holdings Ltd. (Singapore)	286,987	9,393,644
Erste Group Bank A.G. (Austria)	11,065	680,264
Grupo Financiero Banorte S.A.B. de C.V., Class O (Mexico)	480,520	3,335,489
HDFC Bank Ltd. ADR (India)	123,345	7,479,641
HSBC Holdings PLC (United Kingdom)	294,001	3,070,583
ICICI Bank Ltd. (India)	99,515	1,432,076
Intesa Sanpaolo S.p.A. (Italy)	968,639	4,192,591
Kasikornbank PCL (Thailand)(a)	135,400	645,336
KB Financial Group, Inc. (South Korea)	48,416	3,033,325
Kotak Mahindra Bank Ltd. (India)	88,774	1,941,501
Lloyds Banking Group PLC (United Kingdom)	7,542,607	5,799,254
Mitsubishi UFJ Financial Group, Inc. (Japan)	169,700	2,146,093
	Number of Shares	Value
Banking (Continued)
Mizuho Financial Group, Inc. (Japan)	30,000	$826,075
National Bank of Greece S.A. (Greece)	95,937	831,350
NatWest Group PLC (United Kingdom)	106,284	566,670
Nedbank Group Ltd. (South Africa)	74,070	1,089,769
NU Holdings Ltd., Class A (Brazil)*	32,439	429,492
OTP Bank Nyrt. (Hungary)	42,136	2,606,932
Qatar National Bank QPSC (Qatar)	174,966	802,282
Resona Holdings, Inc. (Japan)	54,600	405,265
Saudi National Bank (The) (Saudi Arabia)	149,213	1,359,132
Sberbank of Russia PJSC (Russia)(d)	405,212	—
SCB X PCL (Thailand)(a)	181,700	676,532
Shinhan Financial Group Co. Ltd. (South Korea)	28,506	992,973
Skandinaviska Enskilda Banken AB, Class A (Sweden)	280,369	3,974,022
Standard Bank Group Ltd. (South Africa)	78,525	915,904
Standard Chartered PLC (United Kingdom)	49,050	659,699
Sumitomo Mitsui Financial Group, Inc. (Japan)	93,600	2,306,595
Sumitomo Mitsui Trust Group, Inc. (Japan)	49,900	1,254,751
		98,789,175
Beverages – 2.3%
Ambev S.A. (Brazil)	77,400	147,541
Anheuser-Busch InBev S.A./N.V. (Belgium)	41,200	2,030,188
Anhui Kouzi Distillery Co. Ltd., Class A (China)	15,100	74,210
Arca Continental S.A.B. de C.V. (Mexico)	15,445	140,706
Asahi Group Holdings Ltd. (Japan)	130,700	1,415,656
Budweiser Brewing Co. APAC Ltd. (China)(c)	96,500	88,347
Carlsberg A.S., Class B (Denmark)	896	93,848
Carlsberg Brewery Malaysia Bhd. (Malaysia)	11,114	49,468
Davide Campari-Milano N.V. (Italy)(b)	5,140	29,653

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Beverages (Continued)
Diageo PLC (United Kingdom)	145,142	$4,323,845
Eastroc Beverage Group Co. Ltd., Class A (China)	11,900	395,511
Fomento Economico Mexicano S.A.B. de C.V. ADR (Mexico)	54,676	4,664,956
Heineken Malaysia Bhd. (Malaysia)	18,300	99,844
Jiangsu King's Luck Brewery JSC Ltd., Class A (China)	7,700	45,917
Jiangsu Yanghe Distillery Co. Ltd., Class A (China)	10,500	112,837
Kirin Holdings Co. Ltd. (Japan)	59,400	751,641
Kweichow Moutai Co. Ltd., Class A (China)	2,700	532,087
Pernod Ricard S.A. (France)	29,720	3,394,299
Tingyi Cayman Islands Holding Corp. (China)	794,000	1,210,566
Wuliangye Yibin Co. Ltd., Class A (China)	2,600	45,481
		19,646,601
Biotechnology & Pharmaceuticals – 5.1%
3SBio, Inc. (China)(c)*	143,788	110,906
Aspen Pharmacare Holdings Ltd. (South Africa)	16,988	162,310
Astellas Pharma, Inc. (Japan)	71,100	689,245
AstraZeneca PLC (United Kingdom)	24,233	3,401,723
Bayer A.G. (Germany)(a)	360,933	8,076,464
Changchun High-Tech Industry Group Co. Ltd., Class A (China)	6,800	86,708
China Medical System Holdings Ltd. (China)	743,180	670,793
Chugai Pharmaceutical Co. Ltd. (Japan)	185,600	8,002,152
CSPC Pharmaceutical Group Ltd. (China)	62,000	35,742
Daiichi Sankyo Co. Ltd. (Japan)	55,200	1,538,999
Divi's Laboratories Ltd. (India)	4,403	283,533
Genmab A/S (Denmark)*	9,271	1,822,280
GSK PLC	83,935	1,462,114
Hikma Pharmaceuticals PLC (Jordan)	1,846	52,461
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Kalbe Farma Tbk PT (Indonesia)	1,178,700	$91,476
Kobayashi Pharmaceutical Co. Ltd. (Japan)(b)	3,500	130,477
Nippon Shinyaku Co. Ltd. (Japan)	4,273	103,393
Novartis A.G. (Switzerland)(a)	26,360	2,759,281
Ono Pharmaceutical Co. Ltd. (Japan)	22,500	234,076
Orion OYJ, Class B (Finland)	2,177	118,206
Renhe Pharmacy Co. Ltd., Class A (China)	108,900	83,628
Roche Holding A.G. (Genusschein)	31,587	9,930,068
Sanofi S.A.	365	39,669
Shionogi & Co. Ltd. (Japan)	165,900	2,439,411
Takeda Pharmaceutical Co. Ltd. (Japan)	42,700	1,148,631
Tsumura & Co. (Japan)	7,100	209,037
Zhejiang Wolwo Bio-Pharmaceutical Co. Ltd., Class A (China)	17,000	45,398
		43,728,181
Cable & Satellite – 0.1%
Liberty Global Ltd., Class A (Belgium)*	71,399	821,803
Chemicals – 3.1%
Abou Kir Fertilizers & Chemical Industries (Egypt)	152,102	169,241
Aica Kogyo Co. Ltd. (Japan)	7,600	158,581
Air Liquide S.A. (France)	17,343	3,029,506
Akzo Nobel N.V. (Netherlands)	71,900	4,083,778
Anhui Guangxin Agrochemical Co. Ltd., Class A (China)	36,800	58,962
Asian Paints Ltd. (India)	20,997	556,289
Brenntag S.E. (Germany)	74,424	4,682,754
C Uyemura & Co. Ltd. (Japan)	565	37,454
Castrol India Ltd. (India)	78,343	159,413
Croda International PLC (United Kingdom)	2,069	85,220
Dongyue Group Ltd. (China)	54,865	58,541
EMS-Chemie Holding A.G. (Switzerland)(a)	254	179,805
Givaudan S.A. (Switzerland)(a)	29	126,954

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Chemicals (Continued)
Linde PLC	9,018	$4,023,110
Nitto Denko Corp. (Japan)	27,900	494,923
Novonesis (Novozymes) B (Denmark)	38,409	2,202,106
SABIC Agri-Nutrients Co. (Saudi Arabia)	3,791	116,224
Shin-Etsu Chemical Co. Ltd. (Japan)	56,900	1,764,027
Symrise A.G. (Germany)	26,475	2,710,883
Toagosei Co. Ltd. (Japan)	15,700	145,574
Toray Industries, Inc. (Japan)	71,500	496,137
UPL Ltd. (India)	99,782	693,611
Victrex PLC (United Kingdom)	13,632	167,671
Zeon Corp. (Japan)	4,500	41,832
		26,242,596
Commercial Support Services – 1.6%
Aeon Delight Co. Ltd. (Japan)	5,400	142,135
Bidvest Group Ltd. (South Africa)	57,632	786,196
Brambles Ltd. (Australia)	99,656	1,217,845
Bureau Veritas S.A. (France)	6,126	191,448
Compass Group PLC (United Kingdom)	43,506	1,498,973
Daiseki Co. Ltd. (Japan)	2,049	48,990
Eurofins Scientific S.E. (France)	80,935	4,342,178
Intertek Group PLC (United Kingdom)	4,595	289,800
Recruit Holdings Co. Ltd. (Japan)	25,300	1,765,743
RELX PLC (United Kingdom)	29,558	1,467,747
Rentokil Initial PLC (United Kingdom)	77,289	378,527
S-1 Corp. (South Korea)	2,688	110,168
Secom Co. Ltd. (Japan)	26,200	881,660
SGS S.A. (Switzerland)(a)	1,124	109,184
Sohgo Security Services Co. Ltd. (Japan)	6,700	45,008
Taiwan Secom Co. Ltd. (Taiwan)	49,000	183,639
		13,459,241
Construction Materials – 0.3%
Anhui Conch Cement Co. Ltd., Class H (China)	299,500	807,420
Astral Ltd. (India)	5,655	98,252
Cemex S.A.B. de C.V. ADR (Mexico)	131,376	779,060
	Number of Shares	Value
Construction Materials (Continued)
Guangdong Tapai Group Co. Ltd., Class A (China)	44,300	$47,588
Holcim A.G.*	10,415	1,043,833
Xinyi Glass Holdings Ltd. (China)	54,632	50,566
Zhejiang Weixing New Building Materials Co. Ltd., Class A (China)	48,300	80,505
		2,907,224
Consumer Services – 0.1%
Fu Shou Yuan International Group Ltd. (China)	130,421	71,867
New Oriental Education & Technology Group, Inc. ADR (China)	10,670	520,269
		592,136
Containers & Packaging – 0.1%
CCL Industries, Inc., Class B (Canada)	950	47,188
Klabin S.A. (Brazil)	164,530	637,112
Mondi PLC (Austria)	6,382	99,340
Viscofan S.A. (Spain)(b)	1,241	78,661
		862,301
Diversified Industrials – 1.2%
Alfa Laval AB (Sweden)	113,107	5,041,926
Hitachi Ltd. (Japan)	76,100	1,913,187
Siemens A.G. (Germany)(a)	14,257	3,056,359
Sumitomo Heavy Industries Ltd. (Japan)	13,364	275,402
		10,286,874
E-Commerce Discretionary – 2.5%
Alibaba Group Holding Ltd. (China)	643,500	7,893,483
Alibaba Group Holding Ltd. ADR (China)	31,838	3,146,868
JD.com, Inc. ADR (China)	21,094	858,948
JD.com, Inc., Class A (China)	98,300	1,999,503
MercadoLibre, Inc. (Brazil)*	2,510	4,824,697
PDD Holdings, Inc. (China)*	19,646	2,198,584
Pilot Corp. (Japan)	4,300	121,955
		21,044,038
Electric Utilities – 0.4%
Chubu Electric Power Co., Inc. (Japan)	31,681	330,048
Engie Brasil Energia S.A. (Brazil)	78,200	494,031
Fortum OYJ (Finland)	9,782	142,128

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Electric Utilities (Continued)
Manila Electric Co. (Philippines)	16,297	$125,076
Metlen Energy & Metals S.A. (Greece)	14,149	508,609
National Grid PLC (United Kingdom)	49,272	597,731
Power Grid Corp. of India Ltd. (India)	163,388	567,406
SSE PLC (United Kingdom)	21,222	427,529
		3,192,558
Electrical Equipment – 1.8%
Assa Abloy AB, Class B (Sweden)	104,586	3,204,130
Daikin Industries Ltd. (Japan)	9,400	1,104,136
dormakaba Holding A.G. (Switzerland)	136	97,656
Guangzhou Shiyuan Electronic Technology Co. Ltd., Class A (China)	10,000	48,053
Halma PLC (United Kingdom)	7,974	298,716
Hirose Electric Co. Ltd. (Japan)	300	35,860
Huber + Suhner A.G. (Switzerland)(a)	689	57,185
Kone OYJ, Class B (Finland)	3,954	204,663
Legrand S.A. (France)	3,053	311,262
LEM Holding S.A. (Switzerland)(a)	105	99,495
Mitsubishi Electric Corp. (Japan)	70,600	1,157,202
Opple Lighting Co. Ltd., Class A (China)	52,310	118,966
Schindler Holding A.G. (Switzerland)	3,635	1,050,363
Schneider Electric S.E.	27,332	6,932,073
Voltas Ltd. (India)	31,146	451,869
Zhuzhou Hongda Electronics Corp. Ltd., Class A (China)	23,300	91,651
		15,263,280
Engineering & Construction – 0.3%
Bravida Holding AB (Sweden)(c)	14,601	116,517
COMSYS Holdings Corp. (Japan)	5,839	121,330
Indus Towers Ltd. (India)*	332,535	1,327,112
Kinden Corp. (Japan)	6,373	130,366
Larsen & Toubro Ltd. (India)	22,726	932,481
	Number of Shares	Value
Engineering & Construction (Continued)
Spirax Group PLC (United Kingdom)	439	$43,647
United Integrated Services Co. Ltd. (Taiwan)	10,998	169,496
		2,840,949
Entertainment Content – 0.6%
G-bits Network Technology Xiamen Co. Ltd., Class A (China)	6,780	192,143
GungHo Online Entertainment, Inc. (Japan)	8,000	167,767
MIXI, Inc. (Japan)	3,650	75,687
NetEase, Inc. (China)	56,700	1,165,480
NetEase, Inc. ADR (China)	23,986	2,466,960
Nexon Co. Ltd. (Japan)	22,300	289,698
Square Enix Holdings Co. Ltd. (Japan)	10,100	409,384
		4,767,119
Food – 1.2%
AVI Ltd. (South Africa)	34,424	181,531
Cheng De Lolo Co. Ltd., Class A (China)	79,300	95,321
Cranswick PLC (United Kingdom)	1,695	105,922
Danone S.A. (France)	19,800	1,386,890
Foshan Haitian Flavouring & Food Co. Ltd., Class A (China)	8,400	47,278
Gruma S.A.B. de C.V., Class B (Mexico)	35,516	612,883
Kerry Group PLC, Class A (Ireland)	1,754	180,121
MEIJI Holdings Co. Ltd. (Japan)	36,800	741,006
Nestle Malaysia Bhd. (Malaysia)	5,800	116,916
Nestle S.A.(a)	3,021	256,606
Nestle S.A. ADR(b)	52,669	4,475,812
Orion Corp. (South Korea)	957	66,499
Ottogi Corp. (South Korea)	346	91,150
Tiger Brands Ltd. (South Africa)	8,343	123,320
United Plantations Bhd. (Malaysia)	23,650	162,340
Universal Robina Corp. (Philippines)	85,349	88,781
Want Want China Holdings Ltd. (China)	1,041,000	636,196

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Food (Continued)
Yamazaki Baking Co. Ltd. (Japan)(b)	21,900	$393,794
Yihai International Holding Ltd. (China)	67,975	117,259
		9,879,625
Gas & Water Utilities – 0.3%
ENN Energy Holdings Ltd. (China)	210,400	1,432,204
ENN Natural Gas Co. Ltd., Class A (China)	234,976	656,955
Kunlun Energy Co. Ltd. (China)	64,699	61,777
Osaka Gas Co. Ltd. (Japan)	19,800	389,283
Severn Trent PLC (United Kingdom)	8,118	253,536
		2,793,755
Health Care Facilities & Services – 1.5%
Alfresa Holdings Corp. (Japan)	24,000	328,535
As One Corp. (Japan)	7,442	121,657
Fresenius Medical Care A.G. (Germany)	115,400	5,732,469
Fresenius S.E. & Co. KGaA (Germany)*	127,300	4,871,200
Life Healthcare Group Holdings Ltd. (South Africa)	611,980	515,921
Sinopharm Group Co. Ltd., Class H (China)	448,323	1,185,697
		12,755,479
Home & Office Products – 0.8%
Coway Co. Ltd. (South Korea)	15,609	825,731
Gree Electric Appliances, Inc. of Zhuhai, Class A (China)	77,700	478,044
Haier Smart Home Co. Ltd., Class A (China)	862,300	3,278,612
Hangzhou Robam Appliances Co. Ltd., Class A (China)	24,800	71,062
Man Wah Holdings Ltd. (Hong Kong)	168,412	102,101
Midea Group Co. Ltd. (China)*	64,000	622,205
Midea Group Co. Ltd., Class A (China)	82,200	831,916
Nien Made Enterprise Co. Ltd. (Taiwan)	12,400	162,779
Oppein Home Group, Inc., Class A (China)	17,300	155,038
	Number of Shares	Value
Home & Office Products (Continued)
Paramount Bed Holdings Co. Ltd. (Japan)	9,500	$171,568
Societe BIC S.A. (France)	2,405	158,679
		6,857,735
Home Construction – 0.2%
Barratt Redrow PLC (United Kingdom)	33,650	188,498
Bellway PLC (United Kingdom)	5,881	189,838
Berkeley Group Holdings PLC (United Kingdom)	6,083	291,041
Geberit A.G. (Switzerland)(a)	521	290,597
Persimmon PLC (United Kingdom)	12,384	193,381
Sekisui Chemical Co. Ltd. (Japan)	12,100	200,528
Sekisui House Ltd. (Japan)	14,069	323,348
Taylor Wimpey PLC (United Kingdom)	143,159	212,018
TOTO Ltd. (Japan)	1,700	41,554
		1,930,803
Household Products – 3.3%
Beiersdorf A.G. (Germany)	1,294	173,104
Haleon PLC	1,606,934	7,490,266
Hengan International Group Co. Ltd. (China)	217,500	595,434
Henkel A.G. & Co. KGaA (Germany)	18,500	1,429,075
Hindustan Unilever Ltd. (India)	22,054	627,372
Kao Corp. (Japan)	29,200	1,157,849
Kimberly-Clark de Mexico S.A.B. de C.V., Series A (Mexico)	348,807	519,962
LG H&H Co. Ltd. (South Korea)	265	55,730
L'Oreal S.A. (France)	13,689	5,079,060
Reckitt Benckiser Group PLC (United Kingdom)	86,580	5,725,430
Shanghai Flyco Electrical Appliance Co. Ltd., Class A (China)	9,500	45,852
Unicharm Corp. (Japan)	243,300	1,900,128
Unilever PLC (United Kingdom)	15,550	890,128
Unilever PLC (London Exchange) (United Kingdom)	40,394	2,313,649
		28,003,039

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Industrial Intermediate Products – 0.5%
Bodycote PLC (United Kingdom)	15,380	$121,214
Hexpol AB (Sweden)	4,685	43,835
King Slide Works Co. Ltd. (Taiwan)	5,000	226,483
SKF AB, Class B (Sweden)	178,660	3,608,537
		4,000,069
Industrial Support Services – 0.3%
Ashtead Group PLC (United Kingdom)	38,330	2,498,042
Bossard Holding A.G. (Switzerland)(a)(b)	624	138,913
KEPCO Plant Service & Engineering Co. Ltd. (South Korea)	2,039	64,925
		2,701,880
Institutional Financial Services – 0.4%
B3 S.A. - Brasil Bolsa Balcao (Brazil)	79,909	151,640
Bursa Malaysia Bhd. (Malaysia)	87,400	163,593
Daiwa Securities Group, Inc. (Japan)	54,700	395,982
Hong Kong Exchanges & Clearing Ltd. (Hong Kong)	8,200	320,945
IG Group Holdings PLC (United Kingdom)	23,975	302,914
Japan Exchange Group, Inc. (Japan)	51,000	538,876
London Stock Exchange Group PLC (United Kingdom)	6,347	944,485
Nihon M&A Center Holdings, Inc. (Japan)(b)	39,800	155,324
Singapore Exchange Ltd. (Singapore)	14,700	132,263
		3,106,022
Insurance – 4.2%
AIA Group Ltd. (Hong Kong)	446,800	3,141,069
Allianz S.E. (Germany)(a)	36,614	11,938,590
Aviva PLC (United Kingdom)	43,422	275,233
BB Seguridade Participacoes S.A. (Brazil)	212,000	1,398,085
Dai-ichi Life Holdings, Inc. (Japan)	27,700	756,354
HDFC Life Insurance Co. Ltd. (India)(c)	115,623	849,111
Legal & General Group PLC (United Kingdom)	94,894	283,367
	Number of Shares	Value
Insurance (Continued)
Manulife Financial Corp. (Canada)	241,100	$7,209,692
MS&AD Insurance Group Holdings, Inc. (Japan)	36,800	763,008
Ping An Insurance Group Co. of China Ltd., Class H (China)	478,000	2,691,467
Prudential PLC (Hong Kong)	571,701	4,757,662
Sompo Holdings, Inc. (Japan)	16,900	471,275
Tokio Marine Holdings, Inc. (Japan)	31,300	1,032,379
		35,567,292
Internet Media & Services – 3.3%
Auto Trader Group PLC (United Kingdom)(c)	23,748	231,302
Baidu, Inc., Class A (China)*	157,950	1,785,859
Kakaku.com, Inc. (Japan)	9,326	146,050
Kanzhun Ltd.ADR (China)*	12,079	174,058
M3, Inc. (Japan)	11,400	103,467
Meituan, Class B (China)(c)*	145,590	2,770,950
MONY Group PLC (United Kingdom)	52,651	126,647
My EG Services Bhd. (Malaysia)	450,964	96,178
NAVER Corp. (South Korea)	17,015	2,519,702
Prosus N.V. (China)*	70,091	2,677,304
REA Group Ltd. (Australia)	316	48,467
Rightmove PLC (United Kingdom)	29,136	239,759
Tencent Holdings Ltd. (China)	250,500	13,180,112
Tencent Music Entertainment Group ADR (China)	83,942	1,005,625
Trip.com Group Ltd. (China)*	35,350	2,482,777
Trip.com Group Ltd. ADR (China)*	6,500	456,105
		28,044,362
IT Services – 1.3%
Arabian Internet & Communications Services Co. (Saudi Arabia)	1,016	86,364
Capgemini S.E. (France)	22,580	4,103,157
CGI, Inc. (Canada)	1,103	130,029
DTS Corp. (Japan)	3,400	92,733
Fujitsu Ltd. (Japan)	112,500	2,175,723
Globant S.A.*	2,708	577,671

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
IT Services (Continued)
HCL Technologies Ltd. (India)	2,922	$57,988
Infosys Ltd. (India)	80,345	1,748,253
Otsuka Corp. (Japan)	10,500	236,719
Samsung SDS Co. Ltd. (South Korea)	1,330	109,964
Tata Consultancy Services Ltd. (India)	28,196	1,334,193
TechnoPro Holdings, Inc. (Japan)	2,000	39,921
Wipro Ltd. (India)	53,860	192,952
		10,885,667
Leisure Facilities & Services – 1.2%
Accor S.A. (France)	63,619	3,270,635
Amadeus IT Group S.A. (Spain)	27,600	2,019,701
Arcos Dorados Holdings, Inc., Class A (Brazil)	66,503	515,398
Entain PLC (United Kingdom)	19,159	166,356
InterContinental Hotels Group PLC (United Kingdom)	2,673	356,422
Jollibee Foods Corp. (Philippines)	119,380	454,017
OPAP S.A. (Greece)	28,343	486,204
Yum China Holdings, Inc. (China)	60,106	2,779,903
		10,048,636
Leisure Products – 0.3%
BRP, Inc.	1,407	67,284
Fusheng Precision Co. Ltd. (Taiwan)	10,257	102,110
Shimano, Inc. (Japan)	16,300	2,287,310
		2,456,704
Machinery – 4.9%
Atlas Copco AB, Class A (Sweden)(a)	291,135	4,863,635
CNH Industrial N.V.	581,566	7,490,570
Daifuku Co. Ltd. (Japan)	106,400	2,183,791
Doosan Bobcat, Inc. (South Korea)	3,590	117,937
Epiroc AB, Class A (Sweden)	173,816	3,312,308
FANUC Corp. (Japan)	47,900	1,427,028
Haitian International Holdings Ltd. (China)	30,000	79,757
IMI PLC (United Kingdom)	5,509	136,305
Keyence Corp. (Japan)	8,700	3,747,167
Komatsu Ltd. (Japan)	253,800	7,655,439
	Number of Shares	Value
Machinery (Continued)
Nabtesco Corp. (Japan)	30,766	$550,134
Rational A.G. (Germany)	191	169,728
Rotork PLC (United Kingdom)	45,368	195,672
Sandvik AB (Sweden)	121,900	2,515,165
SMC Corp. (Japan)	3,300	1,248,675
Smiths Group PLC (United Kingdom)	103,521	2,636,702
Techtronic Industries Co. Ltd. (Hong Kong)	186,000	2,501,532
Vesuvius PLC (United Kingdom)	8,904	45,319
WEG S.A. (Brazil)	85,253	808,321
		41,685,185
Medical Equipment & Devices – 2.7%
Alcon A.G.(b)	50,257	4,577,910
Ansell Ltd. (Australia)	2,792	60,704
Coloplast A/S, Class B (Denmark)	21,007	2,419,325
FUJIFILM Holdings Corp. (Japan)	29,700	654,324
Hoya Corp. (Japan)	8,800	1,181,716
Nakanishi, Inc. (Japan)	6,400	105,569
Olympus Corp. (Japan)	76,400	1,159,446
Ovctek China, Inc., Class A (China)	75,500	172,109
Shenzhen Mindray Bio-Medical Electronics Co. Ltd., Class A (China)	61,500	1,961,852
Siemens Healthineers A.G. (Germany)(c)	772	43,816
SKAN Group A.G. (Switzerland)(b)	1,270	110,022
Smith & Nephew PLC (United Kingdom)	233,445	2,960,347
Sonova Holding A.G. (Switzerland)(a)	8,411	2,934,460
Sysmex Corp. (Japan)	243,800	4,660,326
		23,001,926
Metals & Mining – 2.3%
Alamtri Resources Indonesia Tbk PT (Indonesia)	490,235	70,006
Anglo American PLC (South Africa)	16,157	473,096
Anglogold Ashanti PLC (United Kingdom)	6,133	185,278
BHP Group Ltd. ADR (Australia)(b)	75,664	3,718,886
Bukit Asam Tbk PT (Indonesia)	703,398	115,979

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Metals & Mining (Continued)
Cameco Corp. (Canada)	12,434	$614,877
China Shenhua Energy Co. Ltd., Class H (China)	29,500	118,959
Exxaro Resources Ltd. (South Africa)	11,058	103,517
Fortescue Ltd. (Australia)	15,089	176,713
Glencore PLC (Australia)*	1,170,083	5,055,285
Grupo Mexico S.A.B. de C.V., Series B (Mexico)	146,227	713,776
Iluka Resources Ltd. (Australia)	26,448	71,447
Indo Tambangraya Megah Tbk PT (Indonesia)	89,430	141,963
Kumba Iron Ore Ltd. (South Africa)	15,465	321,214
Rio Tinto PLC (Australia)	89,188	5,371,073
Shougang Fushan Resources Group Ltd. (China)	379,826	116,307
Sumitomo Metal Mining Co. Ltd. (Japan)	15,300	349,392
United Tractors Tbk PT (Indonesia)	394,717	602,367
Vale S.A. (Brazil)	9,500	87,944
Vale S.A. ADR (Brazil)(b)	148,811	1,382,454
		19,790,533
Oil & Gas Supply Chain – 6.1%
Abu Dhabi National Oil Co. for Distribution PJSC (United Arab Emirates)	45,725	44,755
BP PLC	995,702	5,151,061
Canadian Natural Resources Ltd. (Canada)	54,352	1,651,110
Cenovus Energy, Inc. (Canada)	40,000	578,525
Chevron Corp.	9,406	1,403,281
China Petroleum & Chemical Corp., Class H (China)	1,375,092	752,046
ENEOS Holdings, Inc. (Japan)	70,800	355,934
Eni S.p.A. (Italy)	87,343	1,229,653
Equinor ASA (Norway)	37,901	912,799
Exxon Mobil Corp.	17,771	1,898,476
Galp Energia SGPS S.A. (Portugal)	16,892	282,707
Gazprom PJSC (Russia)(d)*	421,794	—
Imperial Oil Ltd. (Canada)	4,681	311,358
Inpex Corp. (Japan)	113,400	1,353,322
LUKOIL PJSC (Russia)(d)	13,736	—
MOL Hungarian Oil & Gas PLC (Hungary)	90,123	658,390
Neste OYJ (Finland)	22,206	281,379
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Parex Resources, Inc. (Canada)	19,998	$190,575
Petroleo Brasileiro S.A. ADR (Brazil)	317,120	4,506,275
Petronas Gas Bhd. (Malaysia)	45,800	176,414
PRIO S.A. (Brazil)*	95,300	668,595
PTT Exploration & Production PCL (Thailand)(a)	133,400	503,795
Reliance Industries Ltd. (India)	77,629	1,129,724
Repsol S.A. (Spain)	82,346	957,017
Rosneft Oil Co. PJSC (Russia)(d)	210,931	—
Santos Ltd. (Australia)	185,244	802,099
Shell PLC	548,282	18,002,705
Suncor Energy, Inc. (Canada)	37,001	1,388,285
TotalEnergies S.E. (France)	81,214	4,704,901
Vibra Energia S.A. (Brazil)	210,100	610,450
Woodside Energy Group Ltd. (Australia)	85,882	1,308,909
		51,814,540
Oil, Gas Services & Equipment – 0.0%(e)
Schlumberger N.V.(b)	12,068	486,099
Publishing & Broadcasting – 0.1%
Central China Land Media Co. Ltd., Class A (China)	57,800	89,516
Chinese Universe Publishing and Media Group Co. Ltd., Class A (China)	53,400	87,704
Informa PLC (United Kingdom)	25,717	274,411
Shandong Publishing & Media Co. Ltd., Class A (China)	89,491	136,938
		588,569
Real Estate Investment Trusts – 0.0%(e)
BWP Trust (Australia)	84,526	177,393
IGB Real Estate Investment Trust (Malaysia)	84,435	41,087
Parkway Life Real Estate Investment Trust (Singapore)	45,900	130,430
		348,910
Real Estate Owners & Developers – 0.4%
Ayala Corp. (Philippines)	29,600	275,543

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Real Estate Owners & Developers (Continued)
Emaar Development PJSC (United Arab Emirates)	108,102	$386,093
Emaar Properties PJSC (United Arab Emirates)	34,101	125,161
Mitsubishi Estate Co. Ltd. (Japan)	96,200	1,397,883
Mitsui Fudosan Co. Ltd. (Japan)	40,700	367,350
Pakuwon Jati Tbk PT (Indonesia)	1,239,601	29,963
Sumitomo Realty & Development Co. Ltd. (Japan)	13,600	469,926
		3,051,919
Real Estate Services – 0.1%
Country Garden Services Holdings Co. Ltd. (China)	459,000	299,273
Daito Trust Construction Co. Ltd. (Japan)	1,800	192,875
KE Holdings, Inc. ADR (China)	32,642	568,950
		1,061,098
Retail - Consumer Staples – 1.8%
Alibaba Health Information Technology Ltd. (China)(b)*	1,700,000	793,828
Alimentation Couche-Tard, Inc. (Canada)	67,373	3,557,903
Avenue Supermarts Ltd. (India)(c)*	6,406	270,521
BIM Birlesik Magazalar A.S. (Turkey)	35,819	549,597
Clicks Group Ltd. (South Africa)	18,199	350,294
DaShenLin Pharmaceutical Group Co. Ltd., Class A (China)	275,400	531,271
Izumi Co. Ltd. (Japan)	6,000	120,678
Jeronimo Martins SGPS S.A. (Portugal)	54,145	1,070,039
Koninklijke Ahold Delhaize N.V. (Netherlands)	69,500	2,462,912
President Chain Store Corp. (Taiwan)	13,000	102,583
Raia Drogasil S.A. (Brazil)	223,456	818,261
Seria Co. Ltd. (Japan)	5,900	101,278
Seven & i Holdings Co. Ltd. (Japan)	51,900	828,519
SM Investments Corp. (Philippines)	17,800	237,151
Sumber Alfaria Trijaya Tbk PT (Indonesia)	2,802,600	493,464
	Number of Shares	Value
Retail - Consumer Staples (Continued)
Sundrug Co. Ltd. (Japan)	5,600	$151,549
Tesco PLC (United Kingdom)	148,395	682,972
Wal-Mart de Mexico S.A.B. de C.V. (Mexico)	447,045	1,164,535
Yifeng Pharmacy Chain Co. Ltd., Class A (China)	310,787	971,402
		15,258,757
Retail - Discretionary – 0.6%
Associated British Foods PLC (United Kingdom)	2,855	66,991
Astra International Tbk PT (Indonesia)	2,318,700	681,316
Chengdu Fusen Noble-House Industrial Co. Ltd., Class A (China)	74,050	134,188
Dunelm Group PLC (United Kingdom)	15,481	189,646
Fast Retailing Co. Ltd. (Japan)	2,900	955,136
Jardine Matheson Holdings Ltd. (Hong Kong)	24,900	1,002,986
JUMBO S.A. (Greece)	1,537	41,522
Localiza Rent a Car S.A. (Brazil)*	17,898	94,267
Luk Fook Holdings International Ltd. (Hong Kong)	23,158	42,583
Moncler S.p.A. (Italy)	2,872	181,806
Mr Price Group Ltd. (South Africa)	18,461	246,100
Next PLC (United Kingdom)	1,734	213,125
Pandora A/S (Denmark)	592	113,260
Truworths International Ltd. (South Africa)	36,221	166,230
USS Co. Ltd. (Japan)	20,900	187,396
Workman Co. Ltd. (Japan)	1,969	55,117
Zhongsheng Group Holdings Ltd. (China)	331,500	524,263
		4,895,932
Semiconductors – 5.0%
ASE Technology Holding Co. Ltd. (Taiwan)	285,000	1,479,295
ASMPT Ltd. (Hong Kong)	46,600	430,318
ASPEED Technology, Inc. (Taiwan)	426	44,930
Chipbond Technology Corp. (Taiwan)	20,628	40,047
DB HiTek Co. Ltd. (South Korea)	8,334	183,837
Disco Corp. (Japan)	11,100	3,212,598

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Semiconductors (Continued)
eMemory Technology, Inc. (Taiwan)	4,182	$412,762
Globalwafers Co. Ltd. (Taiwan)	38,000	391,618
Greatek Electronics, Inc. (Taiwan)	93,000	173,891
Infineon Technologies A.G. (Germany)	141,034	4,636,988
Japan Material Co. Ltd. (Japan)	3,296	36,798
LEENO Industrial, Inc. (South Korea)	965	140,881
M31 Technology Corp. (Taiwan)	2,425	46,434
MediaTek, Inc. (Taiwan)	61,000	2,641,730
Novatek Microelectronics Corp. (Taiwan)	59,000	927,190
Powertech Technology, Inc. (Taiwan)	9,000	31,239
SK Hynix, Inc. (South Korea)	15,604	2,100,761
Taiwan Semiconductor Manufacturing Co. Ltd. (Taiwan)	424,945	14,181,733
Taiwan Semiconductor Manufacturing Co. Ltd. ADR (Taiwan)	47,610	9,965,725
Tokyo Electron Ltd. (Japan)	11,000	1,855,524
		42,934,299
Software – 1.1%
Atoss Software S.E. (Germany)	629	75,088
Dassault Systemes S.E. (France)	68,303	2,666,675
Open Text Corp. (Canada)	98,548	2,899,448
SAP S.E. (Germany)	1,014	279,432
SAP S.E. ADR (Germany)	12,016	3,317,137
		9,237,780
Specialty Finance – 1.6%
Adyen N.V. (Netherlands)(c)*	2,076	3,350,907
Chailease Holding Co. Ltd. (Taiwan)	112,306	391,871
Edenred S.E. (France)	183,800	6,341,143
Experian PLC	15,964	786,382
ORIX Corp. (Japan)	24,600	519,621
Plus500 Ltd. (Israel)	8,965	314,574
Worldline S.A. (France)(c)*	245,100	2,168,976
Zenkoku Hosho Co. Ltd. (Japan)	4,700	166,746
		14,040,220
	Number of Shares	Value
Steel – 0.4%
Maruichi Steel Tube Ltd. (Japan)	5,400	$117,414
Mitsui & Co. Ltd. (Japan)	72,500	1,434,919
Ternium S.A. ADR (Mexico)	14,956	448,680
thyssenkrupp A.G. (Germany)	289,800	1,436,130
Tokyo Steel Manufacturing Co. Ltd. (Japan)	19,407	195,408
		3,632,551
Technology Hardware – 4.0%
Accton Technology Corp. (Taiwan)	25,000	574,085
Advantech Co. Ltd. (Taiwan)	15,000	171,728
Brother Industries Ltd. (Japan)	9,739	171,601
Casio Computer Co. Ltd. (Japan)	53,100	441,469
Delta Electronics, Inc. (Taiwan)	381,000	4,964,447
Hana Microelectronics PCL (Thailand)(a)	138,200	96,853
Hon Hai Precision Industry Co. Ltd. (Taiwan)	70,000	373,775
Inaba Denki Sangyo Co. Ltd. (Japan)	7,700	183,399
Kyocera Corp. (Japan)	62,700	650,813
Largan Precision Co. Ltd. (Taiwan)	2,000	165,272
Lenovo Group Ltd. (China)	948,000	1,143,334
Murata Manufacturing Co. Ltd. (Japan)	91,100	1,431,254
Nidec Corp. (Japan)	38,000	656,319
Nintendo Co. Ltd. (Japan)	26,000	1,705,722
Panasonic Holdings Corp. (Japan)	74,300	758,137
Samsung Electronics Co. Ltd. (South Korea)	51,603	1,842,935
Samsung Electronics Co. Ltd. GDR (South Korea)(a)	6,162	5,508,638
Simplo Technology Co. Ltd. (Taiwan)	4,232	51,375
Sony Group Corp. (Japan)	457,900	10,105,552
TDK Corp. (Japan)	64,000	773,588
Venture Corp. Ltd. (Singapore)	5,700	52,898
Xiamen Faratronic Co. Ltd., Class A (China)	8,900	150,308
Xiaomi Corp., Class B (China)(c)*	200,800	1,006,422

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Technology Hardware (Continued)
Yageo Corp. (Taiwan)	50,936	$826,681
Yealink Network Technology Corp. Ltd., Class A (China)	31,000	174,458
		33,981,063
Telecommunications – 1.5%
Advanced Info Service PCL (Thailand)(a)	22,400	188,912
America Movil S.A.B. de C.V. ADR (Mexico)(b)	54,159	758,768
Bharti Airtel Ltd. (India)	45,091	843,405
BT Group PLC (United Kingdom)(b)	86,833	152,188
CELCOMDIGI Bhd. (Malaysia)	112,100	94,156
Chunghwa Telecom Co. Ltd. (Taiwan)	37,000	141,286
Elisa OYJ (Finland)	4,426	190,732
KDDI Corp. (Japan)	47,700	1,589,173
KT Corp. (South Korea)	20,231	664,101
Kuwait Telecommunications Co. (Kuwait)	56,872	102,817
Mobile TeleSystems PJSC (Russia)(d)*	138,416	—
Nippon Telegraph & Telephone Corp. (Japan)	961,200	946,254
Saudi Telecom Co. (Saudi Arabia)	14,011	162,363
Softbank Corp. (Japan)	307,000	394,883
SoftBank Group Corp. (Japan)	29,300	1,791,158
Telkom Indonesia Persero Tbk PT (Indonesia)	16,203,833	2,609,619
Telkom Indonesia Persero Tbk PT ADR (Indonesia)(b)	51,509	825,174
United Internet A.G. (Germany)(a)	1,973	33,089
Vodacom Group Ltd. (South Africa)	129,702	758,588
Vodafone Group PLC (United Kingdom)	451,585	384,726
		12,631,392
Tobacco & Cannabis – 0.3%
British American Tobacco PLC (United Kingdom)	42,781	1,697,378
Hanjaya Mandala Sampoerna Tbk PT (Indonesia)	2,068,801	76,787
Imperial Brands PLC (United Kingdom)	6,001	202,400
	Number of Shares	Value
Tobacco & Cannabis (Continued)
Japan Tobacco, Inc. (Japan)	5,600	$142,664
KT&G Corp. (South Korea)	8,778	665,667
		2,784,896
Transportation & Logistics – 1.8%
BW LPG Ltd. (Singapore)(c)	5,649	71,343
Canadian National Railway Co. (Canada)	23,716	2,478,559
Canadian Pacific Kansas City Ltd. (Canada)	865	68,743
CCR S.A. (Brazil)	281,260	540,954
Daqin Railway Co. Ltd., Class A (China)	55,500	50,531
DSV A/S (Denmark)	17,310	3,448,399
East Japan Railway Co. (Japan)	56,500	1,005,888
Fujian Expressway Development Co. Ltd., Class A (China)	248,500	131,296
GMexico Transportes S.A.B. de C.V. (Mexico)(c)	66,870	100,231
Grupo Aeroportuario del Pacifico S.A.B. de C.V. ADR (Mexico)*	5,667	1,050,378
Hyundai Glovis Co. Ltd. (South Korea)	758	77,436
Kamigumi Co. Ltd. (Japan)	5,400	117,647
Ryanair Holdings PLC ADR (Italy)	66,827	3,120,153
TangShan Port Group Co. Ltd., Class A (China)	102,500	63,394
Westports Holdings Bhd. (Malaysia)	50,818	52,215
ZTO Express Cayman, Inc. ADR (China)(b)	168,157	3,137,810
		15,514,977
Transportation Equipment – 1.1%
CRRC Corp. Ltd., Class A (China)	596,100	607,884
Daimler Truck Holding A.G. (Germany)	110,739	4,876,660
Volvo AB, Class B (Sweden)(a)	102,300	2,818,714
Weichai Power Co. Ltd., Class H (China)	540,000	939,707
		9,242,965
Wholesale - Consumer Staples – 0.4%
Bid Corp. Ltd. (South Africa)	18,838	480,466
ITOCHU Corp. (Japan)	33,600	1,547,081
Mitsubishi Corp. (Japan)	81,100	1,293,482
		3,321,029

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
	Number of Shares	Value
Wholesale - Discretionary – 0.1%
Bunzl PLC (United Kingdom)	17,783	$756,964
Trusco Nakayama Corp. (Japan)	2,486	33,117
		790,081
Total Common Stocks (Cost $758,622,454)		806,438,598

Master Limited Partnerships – 0.0%(e)
Oil & Gas Supply Chain – 0.0%(e)
Newmed Energy L.P. (Israel)	74,753	260,148
Total Master Limited Partnership (Cost $201,646)		260,148

Preferred Stocks – 0.4%
Banking – 0.0%(e)
Itau Unibanco Holding S.A. ADR, 3.88% (Brazil)(f)	33,256	192,885
Chemicals – 0.0%(e)
Sociedad Quimica y Minera de Chile S.A. ADR, 2.24% (Chile)(b)(f)	9,409	372,032
Containers & Packaging – 0.0%(e)
Klabin S.A., 1.53% (Brazil)(f)	3	2
Technology Hardware – 0.4%
Samsung Electronics Co. Ltd., 3.37% (South Korea)(f)	99,950	2,933,581
Total Preferred Stocks (Cost $5,547,881)		3,498,500

Investment Companies – 2.3%
Franklin FTSE Switzerland ETF	317,703	10,902,932
iShares MSCI South Korea ETF (South Korea)(b)	159,820	8,625,485
Total Investment Companies (Cost $19,825,228)		19,528,417
	Number of Shares	Value
Short-Term Investments – 3.8%
Money Market Funds – 3.8%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.21%(g)	20,348,688	$20,348,688
Northern Institutional Funds - Liquid Assets Portfolio, 4.42%(g)(h)	11,469,642	11,469,642
Total Short-Term Investments (Cost $31,818,330)		31,818,330
Total Investments – 101.2% (Cost $816,015,539)		861,543,993
Liabilities less Other Assets – (1.2)%		(10,126,922)
NET ASSETS – 100.0%		$851,417,071

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Security either partially or fully on loan. As of January 31, 2025, the total value of securities on loan is $20,452,038.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total value of $11,506,081 or 1.35% of net assets.

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar International Equity Fund
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Amount rounds to less than 0.05%.
(f)	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.
(g)	7-day current yield as of January 31, 2025 is disclosed.
(h)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2025, total cash collateral has a value of $11,469,642 and total non-cash collateral has a value of $10,004,414.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
GDR	Global Depositary Receipt
JSC	Joint Stock Company
L.P.	Limited Partnership
MSCI	Morgan Stanley Capital International
PCL	Public Company Limited
PJSC	Public Joint Stock Company
PLC	Public Limited Company
QPSC	Qatari Public Shareholding Company
Concentration by Currency (%)(a)
Euro	21.9
Japanese Yen	14.7
U.S. Dollar	14.6
British Pound	13.0
Hong Kong Dollar	6.8
All other currencies less than 5%	29.0
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
Japan	14.7
United States	14.0
China	10.0
Germany	9.2
France	7.6
United Kingdom	7.4
All other countries less than 5%(b)	37.1
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar International Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$145,280,794	$661,157,804	$—*	$806,438,598
Master Limited Partnerships	—	260,148	—	260,148
Preferred Stocks	564,917	2,933,583	—	3,498,500
Investment Companies	19,528,417	—	—	19,528,417
Short-Term Investments	31,818,330	—	—	31,818,330
Total Investments	$197,192,458	$664,351,535	$—	$861,543,993

*Includes securities determined to have no value as of January 31, 2025.

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments
Morningstar Global Income Fund
	Par(a)	Value
Asset-Backed Securities – 3.9%
Other – 3.6%
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates, Series 2005-R3, Class M4, (1M CME Term SOFR + 1.04%, 0.93% Floor), 5.36%, 5/25/35(b)	$26,641	$26,500
AMMC CLO 23 Ltd., Series 2020-23A, Class D1R2, (3M CME Term SOFR + 3.70%, 3.70% Floor), 8.00%, 4/17/35(b)(c)	150,000	151,709
AMMC CLO Ltd., Series 2021-24A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.24%, 1/20/35(b)(c)	150,000	151,521
Apex Credit CLO Ltd., Series 2022-1A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 8.69%, 4/22/33(b)(c)	130,000	130,700
Bain Capital Credit CLO Ltd., Series 2022-2A, Class D1, (3M CME Term SOFR + 3.65%, 3.65% Floor), 7.94%, 4/22/35(b)(c)	250,000	251,248
Birch Grove CLO Ltd., Series 19A, Class D1RR, (3M CME Term SOFR + 3.85%, 3.85% Floor), 8.15%, 7/17/37(b)(c)	100,000	102,648
Blueberry Park CLO Ltd., Series 2024-1A, Class D1, (3M CME Term SOFR + 2.90%, 2.90% Floor), 7.19%, 10/20/37(b)(c)	110,000	112,342
BlueMountain CLO XXIX Ltd., Series 2020-29A, Class ER, (3M CME Term SOFR + 7.12%, 6.86% Floor), 11.42%, 7/25/34(b)(c)	250,000	250,859
BlueMountain CLO XXX Ltd., Series 2020-30A, Class CR, (3M CME Term SOFR + 2.15%, 2.15% Floor), 6.45%, 4/15/35(b)(c)	250,000	250,364
CIFC Funding Ltd., Series 2017-3A, Class D1R, (3M CME Term SOFR + 3.70%, 3.70% Floor), 7.99%, 4/20/37(b)(c)	210,000	214,326
	Par(a)	Value
Other (Continued)
Cook Park CLO Ltd., Series 2018-1A, Class D, (3M CME Term SOFR + 2.86%), 7.16%, 4/17/30(b)(c)	$250,000	$251,500
Goldentree Loan Management U.S. CLO 1 Ltd., Series 2017-1A, Class ER3, (3M CME Term SOFR + 4.50%), 8.80%, 4/20/34(b)(c)(d)	150,000	150,000
GoodLeap Sustainable Home Solutions Trust, Series 2021-3CS, Class C, 3.50%, 5/20/48(c)	441,959	317,167
Hayfin U.S. XV Ltd., Series 2024-15A, Class D1, (3M CME Term SOFR + 4.26%, 4.26% Floor), 8.56%, 4/28/37(b)(c)	100,000	102,722
Mountain View CLO XVI Ltd., Series 2022-1A, Class DR, (3M CME Term SOFR + 4.19%, 4.19% Floor), 8.49%, 4/15/34(b)(c)	140,000	142,448
Nassau Ltd., Series 2021-IA, Class DR, (3M CME Term SOFR + 3.60%), 7.89%, 8/26/34(b)(c)	150,000	150,000
National Collegiate Student Loan Trust, Series 2007-2, Class A4, (1M CME Term SOFR + 0.40%), 4.72%, 1/25/33(b)	240,974	232,552
Neuberger Berman Loan Advisers CLO 33 Ltd., Series 2019-33A, Class DR, (3M CME Term SOFR + 3.16%, 2.90% Floor), 7.47%, 10/16/33(b)(c)	250,000	251,118
Oaktree CLO Ltd., Series 2022-1A, Class E, (3M CME Term SOFR + 7.76%, 7.76% Floor), 12.28%, 5/15/33(b)(c)	487,000	487,940
Ocean Trails CLO IX, Series 2020-9A, Class DR, (3M CME Term SOFR + 4.01%, 3.75% Floor), 8.31%, 10/15/34(b)(c)	280,000	280,350
OHA Credit Funding 11 Ltd., Series 2022-11A, Class D1R, (3M CME Term SOFR + 2.85%, 2.85% Floor), 7.14%, 7/19/37(b)(c)	180,000	183,685

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Other (Continued)
Palmer Square CLO Ltd., Series 2022-3A, Class D1R, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.24%, 7/20/37(b)(c)	$150,000	$153,196
Palmer Square Loan Funding Ltd., Series 2022-3A, Class CR, (3M CME Term SOFR + 3.00%, 3.00% Floor), 7.30%, 4/15/31(b)(c)	160,000	161,016
Pioneer Aircraft Finance Ltd., Series 2019-1, Class A, 3.97%, 6/15/44(c)	140,920	135,284
PPM CLO Ltd., Series 2025-8A, Class D1, (3M CME Term SOFR + 3.00%), 7.30%, 4/20/38(b)(c)(d)	140,000	140,000
RAD CLO 21 Ltd., Series 2023-21A, Class D, (3M CME Term SOFR + 4.40%, 4.40% Floor), 8.70%, 1/25/33(b)(c)	160,000	160,000
RAD CLO Ltd., Series 2023-21A, Class D1R, (3M CME Term SOFR + 2.60%), 6.90%, 1/25/37(b)(c)(d)	160,000	160,000
SMB Private Education Loan Trust,
Series 2021-A, Class D1, 3.86%, 1/15/53(c)	144,907	129,174
Series 2024-D, Class D, 7.51%, 7/05/53(c)	100,000	100,230

Stonepeak ABS, Series 2021-1A, Class A, 2.68%, 2/28/33(c)	188,104	180,369
Symphony CLO XXV Ltd., Series 2021-25A, Class D, (3M CME Term SOFR + 3.86%, 3.60% Floor), 8.15%, 4/19/34(b)(c)	250,000	251,020
Trinitas CLO XXVII Ltd., Series 2024-27A, Class D1, (3M CME Term SOFR + 4.30%, 4.30% Floor), 8.59%, 4/18/37(b)(c)	160,000	164,493
Valley Stream Park CLO Ltd., Series 2022-1A, Class DRR, (3M CME Term SOFR + 2.70%, 2.70% Floor), 6.99%, 1/20/37(b)(c)	120,000	121,187
		6,047,668
	Par(a)	Value
Specialty Finance – 0.3%
Galaxy XXVI CLO Ltd., Series 2018-26A, Class DR, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.46%, 11/22/31(b)(c)	$110,000	$110,652
Madison Park Funding XXIV Ltd., Series 2016-24A, Class DR2, (3M CME Term SOFR + 2.95%, 2.95% Floor), 7.24%, 10/20/29(b)(c)	250,000	251,662
MF1 LLC, Series 2022-FL9, Class A, (1M CME Term SOFR + 2.15%, 2.15% Floor), 6.45%, 6/19/37(b)(c)	237,298	237,331
		599,645
Total Asset-Backed Securities (Cost $6,577,962)		6,647,313

	Number of Shares
Common Stocks – 44.6%
Aerospace & Defense – 1.0%
BAE Systems PLC (United Kingdom)	97,091	1,467,651
Huntington Ingalls Industries, Inc.	1,089	214,816
		1,682,467
Asset Management – 1.2%
Blackrock, Inc.	309	332,329
Blackstone, Inc.	880	155,857
Macquarie Korea Infrastructure Fund (South Korea)	172,573	1,246,257
T. Rowe Price Group, Inc.	2,253	263,421
		1,997,864
Automotive – 0.1%
Hyundai Motor Co. (South Korea)	767	107,955
Banking – 4.0%
Citigroup, Inc.	19,166	1,560,687
JPMorgan Chase & Co.	11,101	2,967,297
PNC Financial Services Group (The), Inc.	1,425	286,354
Truist Financial Corp.	5,111	243,386
U.S. Bancorp	7,875	376,268
UniCredit S.p.A. (Italy)	30,370	1,394,689
		6,828,681

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Beverages – 1.5%
Coca-Cola (The) Co.	11,825	$750,651
Coca-Cola Europacific Partners PLC (United Kingdom)	15,816	1,242,347
PepsiCo, Inc.	3,528	531,634
		2,524,632
Biotechnology & Pharmaceuticals – 4.1%
AbbVie, Inc.	2,688	494,323
Amgen, Inc.	1,516	432,697
Bristol-Myers Squibb Co.	5,421	319,568
Gilead Sciences, Inc.	4,750	461,700
Johnson & Johnson	16,805	2,556,881
Novartis A.G. ADR (Switzerland)(e)	20,869	2,185,401
Pfizer, Inc.	19,836	526,051
		6,976,621
Cable & Satellite – 0.4%
Comcast Corp., Class A	21,169	712,549
Chemicals – 0.4%
Air Products and Chemicals, Inc.	1,815	608,497
Construction Materials – 0.6%
Cie de Saint-Gobain S.A. (France)	10,919	1,023,912
Containers & Packaging – 1.4%
Amcor PLC	46,018	447,295
Smurfit WestRock PLC	34,998	1,858,044
		2,305,339
Diversified Industrials – 1.7%
Emerson Electric Co.	2,753	357,752
Honeywell International, Inc.	946	211,639
Siemens A.G. (Germany)(f)	10,876	2,331,554
		2,900,945
Electric Utilities – 0.4%
American Electric Power Co., Inc.	4,071	400,424
Dominion Energy, Inc.	4,855	269,889
Edison International	1,737	93,798
		764,111
Electrical Equipment – 1.1%
Johnson Controls International PLC	24,315	1,896,570
	Number of Shares	Value
Food – 0.3%
Mondelez International, Inc., Class A	7,984	$462,992
Forestry, Paper & Wood Products – 0.4%
UPM-Kymmene OYJ (Finland)	21,148	623,652
Gas & Water Utilities – 0.1%
NiSource, Inc.	5,765	215,034
Health Care Facilities & Services – 0.2%
CVS Health Corp.	5,956	336,395
Home & Office Products – 0.6%
Midea Group Co. Ltd. (China)*	105,000	1,020,805
Household Products – 0.7%
Kenvue, Inc.	13,999	298,039
Kimberly-Clark Corp.	2,431	315,957
Procter & Gamble (The) Co.	3,962	657,652
		1,271,648
Institutional Financial Services – 2.3%
CME Group, Inc.	2,700	638,604
Morgan Stanley	21,133	2,925,441
Northern Trust Corp.	2,542	285,441
		3,849,486
Insurance – 2.8%
MS&AD Insurance Group Holdings, Inc. (Japan)	100,032	2,074,055
Zurich Insurance Group A.G. (Switzerland)	4,470	2,708,662
		4,782,717
IT Services – 0.2%
International Business Machines Corp.	1,371	350,565
Leisure Facilities & Services – 2.3%
McDonald's Corp.	1,278	368,959
OPAP S.A. (Greece)	188,226	3,228,884
Starbucks Corp.	3,097	333,485
		3,931,328
Leisure Products – 0.1%
Hasbro, Inc.	3,719	215,107
Medical Equipment & Devices – 0.5%
Baxter International, Inc.	7,513	244,623
Medtronic PLC	6,676	606,315
		850,938

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Number of Shares	Value
Metals & Mining – 0.3%
Rio Tinto Ltd. (Australia)	7,967	$573,791
Oil & Gas Supply Chain – 4.3%
Chevron Corp.	18,697	2,789,405
Enbridge, Inc. (Canada)	14,030	606,726
Exxon Mobil Corp.	5,098	544,619
Gazprom PJSC (Russia)(g)*	33,780	—
Kinder Morgan, Inc.	13,789	378,922
LUKOIL PJSC (Russia)(g)	1,232	—
ONEOK, Inc.	2,610	253,614
Petroleo Brasileiro S.A. (Brazil)	360,040	2,565,972
Rosneft Oil Co. PJSC (Russia)(g)	17,410	—
Williams (The) Cos., Inc.	3,918	217,175
		7,356,433
Real Estate Investment Trusts – 3.6%
Crown Castle, Inc.	5,778	515,860
Federal Realty Investment Trust	4,184	454,508
PowerGrid Infrastructure Investment Trust (India)(c)	462,753	436,274
Prologis Property Mexico S.A. de C.V. (Mexico)	519,347	1,617,790
Realty Income Corp.	4,473	244,405
Simon Property Group, Inc.	1,186	206,198
Ventas, Inc.	3,751	226,635
VICI Properties, Inc.	81,723	2,432,894
		6,134,564
Semiconductors – 2.3%
Broadcom, Inc.	3,539	783,074
MediaTek, Inc. (Taiwan)	61,381	2,658,230
Texas Instruments, Inc.	2,760	509,524
		3,950,828
Software – 0.4%
Kaspi.KZ JSC ADR (Kazakhstan)	6,372	605,977
Specialty Finance – 0.1%
Western Union (The) Co.	15,344	158,350
Technology Hardware – 0.2%
Cisco Systems, Inc.	4,438	268,943
NetApp, Inc.	750	91,575
		360,518
Telecommunications – 1.9%
Softbank Corp. (Japan)	2,079,750	2,675,105
Verizon Communications, Inc.	15,852	624,410
		3,299,515
	Number of Shares	Value
Tobacco & Cannabis – 2.0%
British American Tobacco PLC ADR (United Kingdom)	67,445	$2,673,520
Philip Morris International, Inc.	5,617	731,333
		3,404,853
Transportation & Logistics – 0.2%
United Parcel Service, Inc., Class B	2,905	331,838
Transportation Equipment – 0.9%
Volvo AB, Class B (Sweden)(f)	53,611	1,477,166
Total Common Stocks (Cost $70,247,702)		75,894,643

	Par(a)
Convertible Bonds – 0.1%
Publishing & Broadcasting – 0.0%(h)
Gannett Co., Inc., 6.00%, 12/01/27(c)	$10,000	11,413
Telecommunications – 0.1%
EchoStar Corp., 3.88%, 11/30/30(i)	128,224	149,135
Total Convertible Bonds (Cost $151,269)		160,548

Corporate Bonds – 8.4%
Aerospace & Defense – 0.0%(h)
TransDigm, Inc., 6.63%, 3/01/32(c)	50,000	50,854
Automotive – 0.2%
Adient Global Holdings Ltd., 7.50%, 2/15/33(c)	80,000	81,066
PM General Purchaser LLC, 9.50%, 10/01/28(c)(e)	290,000	288,692
		369,758
Beverages – 0.0%(h)
Triton Water Holdings, Inc., 6.25%, 4/01/29(c)	40,000	39,709
Biotechnology & Pharmaceuticals – 0.2%
Bausch Health Cos., Inc.,
6.13%, 2/01/27(c)	110,000	100,563
5.75%, 8/15/27(c)	90,000	78,757

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Biotechnology & Pharmaceuticals (Continued)

Endo Finance Holdings, Inc., 8.50%, 4/15/31(c)(e)	$80,000	$85,572
		264,892
Cable & Satellite – 0.9%
CCO Holdings LLC/CCO Holdings Capital Corp., 4.25%, 2/01/31(c)	160,000	141,941
CSC Holdings LLC,
5.50%, 4/15/27(c)	450,000	416,685
4.13%, 12/01/30(c)	640,000	483,139
DISH DBS Corp.,
5.25%, 12/01/26(c)(e)	80,000	73,932
5.75%, 12/01/28(c)	150,000	129,953

DISH Network Corp., 11.75%, 11/15/27(c)	160,000	168,943
Time Warner Cable LLC, 6.75%, 6/15/39(e)	90,000	90,021
		1,504,614
Commercial Support Services – 0.4%
CoreCivic, Inc., 4.75%, 10/15/27	150,000	146,171
GEO Group (The), Inc., 10.25%, 4/15/31	190,000	208,059
RR Donnelley & Sons Co., 9.50%, 8/01/29(c)	140,000	144,176
TKC Holdings, Inc.,
6.88%, 5/15/28(c)	80,000	79,686
10.50%, 5/15/29(c)(e)	80,000	81,605
		659,697
Communications – 0.0%(h)
iHeartCommunications, Inc., 9.13%, 5/01/29(c)	28,500	24,937
Construction Materials – 0.1%
Advanced Drainage Systems, Inc., 6.38%, 6/15/30(c)(e)	60,000	60,558
Quikrete Holdings, Inc., 6.38%, 3/01/32(d)	140,000	140,348
		200,906
Consumer Cyclical – 0.1%
Saks Global Enterprises LLC, 11.00%, 12/15/29(c)	100,000	95,760
Consumer Non-Cyclical – 0.1%
MPH Acquisition Holdings LLC,
11.50%, 12/31/30(c)(i)	17,821	15,326
5.75%, 3/31/31(c)	11,644	8,500
	Par(a)	Value
Consumer Non-Cyclical (Continued)

Multiplan Corp., 6.75%, 12/31/30(c)(i)	$100,534	$57,807
		81,633
Consumer Services – 0.0%(h)
Carriage Services, Inc., 4.25%, 5/15/29(c)	60,000	55,025
WW International, Inc., 4.50%, 4/15/29(c)	120,000	24,122
		79,147
Containers & Packaging – 0.1%
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc., 5.25%, 8/15/27(c)(e)	400,000	221,130
Diversified Industrials – 0.0%(h)
Vortex Opco LLC, 8.00%, 4/30/30(c)	107,217	36,454
Electric Utilities – 0.3%
Edison International, (5Y US Treasury CMT + 4.70%), 5.38%, 3/15/26(j)(k)	110,000	101,305
Lightning Power LLC, 7.25%, 8/15/32(c)	140,000	144,600
NRG Energy, Inc., 6.25%, 11/01/34(c)	140,000	137,948
Vistra Operations Co. LLC, 6.88%, 4/15/32(c)(e)	100,000	102,891
		486,744
Electrical Equipment – 0.1%
Alpha Generation LLC, 6.75%, 10/15/32(c)	40,000	40,444
Vertiv Group Corp., 4.13%, 11/15/28(c)	90,000	85,464
		125,908
Engineering & Construction – 0.1%
Railworks Holdings L.P./Railworks Rally, Inc., 8.25%, 11/15/28(c)	30,000	30,371
TopBuild Corp., 3.63%, 3/15/29(c)	60,000	55,466
Tutor Perini Corp., 11.88%, 4/30/29(c)(e)	130,000	145,172
		231,009
Entertainment Content – 0.0%(h)
AMC Networks, Inc.,
10.25%, 1/15/29(c)	40,000	42,700
4.25%, 2/15/29	40,000	31,685
		74,385

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Health Care Facilities & Services – 0.5%
Akumin, Inc., (100% Cash), 9.00%, 8/01/27(c)(e)(i)	$250,000	$216,250
CHS/Community Health Systems, Inc.,
6.88%, 4/15/29(c)(e)	50,000	34,313
6.13%, 4/01/30(c)	130,000	85,249
5.25%, 5/15/30(c)	60,000	51,154
4.75%, 2/15/31(c)(e)	50,000	40,801
10.88%, 1/15/32(c)	190,000	195,695

LifePoint Health, Inc., 9.88%, 8/15/30(c)	130,000	138,682
U.S. Renal Care, Inc., 10.63%, 6/28/28(c)	52,500	45,019
		807,163
Home & Office Products – 0.1%
Newell Brands, Inc.,
5.70%, 4/01/26	38,000	38,123
6.38%, 5/15/30	50,000	50,625
		88,748
Industrial Support Services – 0.1%
EquipmentShare.com, Inc., 8.63%, 5/15/32(c)	80,000	85,267
United Rentals North America, Inc., 6.00%, 12/15/29(c)	35,000	35,570
		120,837
Institutional Financial Services – 0.2%
Jane Street Group/JSG Finance, Inc., 7.13%, 4/30/31(c)	200,000	206,702
State Street Corp., (5Y US Treasury CMT + 2.61%), 6.70%, 3/15/29(j)(k)	80,000	81,568
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(c)	20,000	20,763
		309,033
Insurance – 0.0%(h)
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(c)	20,000	20,163
Internet Media & Services – 0.0%(h)
Ziff Davis, Inc., 4.63%, 10/15/30(c)	60,000	54,865
Leisure Facilities & Services – 0.8%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(c)	110,000	92,860
	Par(a)	Value
Leisure Facilities & Services (Continued)
Caesars Entertainment, Inc., 7.00%, 2/15/30(c)	$50,000	$51,535
Carnival Corp., 6.13%, 2/15/33(c)(d)	150,000	150,371
Carnival Holdings Bermuda Ltd., 10.38%, 5/01/28(c)	50,000	53,213
Full House Resorts, Inc., 8.25%, 2/15/28(c)	150,000	151,119
NCL Corp. Ltd.,
5.88%, 3/15/26(c)	16,000	16,059
8.13%, 1/15/29(c)	10,000	10,619
6.75%, 2/01/32(c)	250,000	253,903
Royal Caribbean Cruises Ltd.,
5.50%, 8/31/26(c)	10,000	10,012
6.25%, 3/15/32(c)	60,000	61,048
6.00%, 2/01/33(c)	130,000	131,030
Viking Cruises Ltd.,
7.00%, 2/15/29(c)	130,000	131,247
9.13%, 7/15/31(c)	150,000	162,598

Wynn Resorts Finance LLC/Wynn Resorts Capital Corp., 7.13%, 2/15/31(c)	50,000	52,282
		1,327,896
Machinery – 0.1%
Esab Corp., 6.25%, 4/15/29(c)	60,000	60,808
Titan International, Inc., 7.00%, 4/30/28	140,000	138,893
		199,701
Medical Equipment & Devices – 0.1%
Medline Borrower L.P., 5.25%, 10/01/29(c)	30,000	29,068
Medline Borrower L.P./Medline Co-Issuer, Inc., 6.25%, 4/01/29(c)	80,000	81,290
Sotera Health Holdings LLC, 7.38%, 6/01/31(c)	90,000	91,639
		201,997
Metals & Mining – 0.0%(h)
Freeport-McMoRan, Inc., 5.45%, 3/15/43	60,000	55,813
Oil & Gas Supply Chain – 1.8%
Blue Racer Midstream LLC/Blue Racer Finance Corp., 7.25%, 7/15/32(c)	50,000	52,321

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
Continental Resources, Inc., 5.75%, 1/15/31(c)	$100,000	$100,155
Crescent Energy Finance LLC, 7.63%, 4/01/32(c)	50,000	50,346
Energy Transfer L.P., 5.35%, 5/15/45	40,000	36,014
EQM Midstream Partners L.P., 4.75%, 1/15/31(c)	100,000	95,209
EQT Corp., 3.13%, 5/15/26(c)	20,000	19,542
Howard Midstream Energy Partners LLC, 7.38%, 7/15/32(c)	60,000	62,374
New Generation Gas Gathering LLC, 10.34%, 9/30/29(g)(l)	118,919	117,150
Northern Oil & Gas, Inc., 8.13%, 3/01/28(c)	170,000	172,903
Occidental Petroleum Corp.,
7.15%, 5/15/28	180,000	189,802
6.45%, 9/15/36	50,000	51,292
7.95%, 6/15/39	400,000	448,575
4.40%, 8/15/49	60,000	41,860
Permian Resources Operating LLC,
8.00%, 4/15/27(c)	30,000	30,700
5.88%, 7/01/29(c)	30,000	29,776
9.88%, 7/15/31(c)	44,000	48,390
7.00%, 1/15/32(c)	110,000	112,912

Range Resources Corp., 8.25%, 1/15/29	140,000	144,084
Rockies Express Pipeline LLC,
7.50%, 7/15/38(c)	40,000	40,018
6.88%, 4/15/40(c)	60,000	58,365

Tallgrass Energy Partners L.P./Tallgrass Energy Finance Corp., 6.00%, 12/31/30(c)	60,000	57,917
Venture Global Calcasieu Pass LLC,
6.25%, 1/15/30(c)	150,000	152,748
4.13%, 8/15/31(c)	30,000	27,122
3.88%, 11/01/33(c)	150,000	129,055
Venture Global LNG, Inc.,
9.50%, 2/01/29(c)	50,000	55,735
(5Y US Treasury CMT + 5.44%), 9.00%, 9/30/29(c)(j)(k)	210,000	218,835
8.38%, 6/01/31(c)	60,000	63,148
9.88%, 2/01/32(c)	120,000	132,099
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

Western Midstream Operating L.P., 5.30%, 3/01/48	$360,000	$305,899
Williams (The) Cos., Inc., 8.75%, 3/15/32	30,000	35,587
		3,079,933
Oil, Gas Services & Equipment – 0.1%
Noble Finance II LLC, 8.00%, 4/15/30(c)	90,000	91,570
Publishing & Broadcasting – 0.3%
Clear Channel Outdoor Holdings, Inc., 5.13%, 8/15/27(c)	260,000	253,270
Gray Media, Inc., 7.00%, 5/15/27(c)(e)	80,000	78,339
McClatchy (The) Co. LLC, (100% Cash), 11.00%, 7/15/27(c)(e)(i)	47,371	51,990
Nexstar Media, Inc., 5.63%, 7/15/27(c)	200,000	197,259
		580,858
Real Estate Investment Trusts – 0.2%
MPT Operating Partnership L.P./MPT Finance Corp.,
5.00%, 10/15/27(e)	220,000	197,017
8.50%, 2/15/32(c)(d)	70,000	71,086

Service Properties Trust, 5.50%, 12/15/27	90,000	86,625
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC, 10.50%, 2/15/28(c)	20,000	21,384
		376,112
Real Estate Owners & Developers – 0.0%(h)
Five Point Operating Co. L.P./Five Point Capital Corp., 10.50%, 1/15/28(c)	65,562	66,927
Renewable Energy – 0.1%
Sunnova Energy Corp., 5.88%, 9/01/26(c)(e)	210,000	171,421
Retail - Discretionary – 0.2%
Foot Locker, Inc., 4.00%, 10/01/29(c)	170,000	145,815
Michaels (The) Cos., Inc., 5.25%, 5/01/28(c)	60,000	46,659
Sally Holdings LLC/Sally Capital, Inc., 6.75%, 3/01/32(e)	60,000	60,452
		252,926

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Software – 0.1%
Citrix Systems, Inc., 4.50%, 12/01/27	$20,000	$18,245
Cloud Software Group, Inc., 8.25%, 6/30/32(c)	90,000	93,547
Gen Digital, Inc., 7.13%, 9/30/30(c)	90,000	92,595
Placehold Community Brand, 0.00%, 6/13/29(d)(l)	13,188	13,188
Rackspace Finance LLC, 3.50%, 5/15/28(c)	23,400	12,449
		230,024
Specialty Finance – 0.3%
FirstCash, Inc., 5.63%, 1/01/30(c)	60,000	58,727
Ladder Capital Finance Holdings LLLP/Ladder Capital Finance Corp., 7.00%, 7/15/31(c)	80,000	82,345
Mcclatchy Media Co. LLC, 11.00%, 12/01/31(c)(i)	104,593	107,077
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc., 3.63%, 3/01/29(c)	160,000	146,246
Starwood Property Trust, Inc., 7.25%, 4/01/29(c)	60,000	61,979
		456,374
Technology Hardware – 0.2%
CommScope LLC, 6.00%, 3/01/26(c)(e)	110,000	110,000
CommScope Technologies LLC, 5.00%, 3/15/27(c)(e)	130,000	116,974
Viasat, Inc., 5.63%, 4/15/27(c)(e)	70,000	67,986
		294,960
Telecommunications – 0.3%
EchoStar Corp.,
10.75%, 11/30/29	324,800	350,128
6.75%, 11/30/30(i)	167,776	154,874
		505,002
Transportation & Logistics – 0.3%
American Airlines, Inc., 8.50%, 5/15/29(c)	120,000	126,427
American Airlines, Inc./AAdvantage Loyalty IP Ltd., 5.75%, 4/20/29(c)	20,000	19,951
		Par(a)	Value
Transportation & Logistics (Continued)
Carriage Purchaser, Inc., 7.88%, 10/15/29(c)		$200,000	$185,532
XPO, Inc., 6.25%, 6/01/28(c)		100,000	101,322
			433,232
Transportation Equipment – 0.0%(h)
JB Poindexter & Co., Inc., 8.75%, 12/15/31(c)		50,000	53,254
Total Corporate Bonds (Cost $14,345,318)			14,326,346

Foreign Government Inflation-Linked Bonds – 0.0%(h)
Sovereign Government – 0.0%(h)
Uruguay Government International Bond, 3.40%, 5/16/45	UYU	60,000	1,432
Total Foreign Government Inflation-Linked Bonds (Cost $1,601)			1,432

Foreign Issuer Bonds – 6.0%
Angola – 0.1%
Angolan Government International Bond, 8.75%, 4/14/32(c)		210,000	186,455
Argentina – 0.2%
Pampa Energia S.A., 7.95%, 9/10/31(c)		110,000	112,525
Provincia de Buenos Aires, 6.63%, 9/01/37(c)		289,020	203,759
			316,284
Brazil – 0.2%
Brazil Notas do Tesouro Nacional Serie F, 10.00%, 1/01/31	BRL	1,998,000	281,748
Suzano Austria GmbH, 3.13%, 1/15/32		120,000	100,418
			382,166
Canada – 0.4%
Bank of Nova Scotia (The), (5Y US Treasury CMT + 4.02%), 8.00%, 1/27/84(k)		250,000	260,748
Bombardier, Inc., 7.25%, 7/01/31(c)(e)		84,000	86,737
Empire Communities Corp., 9.75%, 5/01/29(c)		50,000	52,127
Hudbay Minerals, Inc., 6.13%, 4/01/29(c)		60,000	60,129
TransAlta Corp.,
7.75%, 11/15/29		110,000	114,203

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Canada (Continued)
TransAlta Corp.,
6.50%, 3/15/40	$30,000	$29,372

Vermilion Energy, Inc., 7.25%, 2/15/33(c)(d)	120,000	119,387
		722,703
Chile – 0.1%
Latam Airlines Group S.A., 7.88%, 4/15/30(c)	100,000	100,500
China – 0.1%
Prosus N.V., 3.06%, 7/13/31(c)	270,000	225,937
Colombia – 0.1%
Ecopetrol S.A., 8.38%, 1/19/36	200,000	193,834
France – 0.5%
Altice France S.A., 5.50%, 10/15/29(c)	840,000	668,226
BNP Paribas S.A., (5Y US Treasury CMT + 4.90%), 7.75%, 8/16/29(c)(j)(k)	200,000	206,860
		875,086
Germany – 0.1%
Cerdia Finanz GmbH, 9.38%, 10/03/31(c)	30,000	31,329
ZF North America Capital, Inc., 6.88%, 4/23/32(c)	150,000	144,537
		175,866
Ireland – 0.1%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, (5Y US Treasury CMT + 2.72%), 6.95%, 3/10/55(k)	150,000	153,771
Israel – 0.3%
Teva Pharmaceutical Finance Netherlands III B.V.,
4.75%, 5/09/27	340,000	334,554
4.10%, 10/01/46	210,000	153,472
		488,026
Italy – 0.3%
Intesa Sanpaolo S.p.A., 7.80%, 11/28/53(c)	400,000	457,537
Ivory Coast – 0.2%
Ivory Coast Government International Bond, 7.63%, 1/30/33(c)	300,000	292,865
		Par(a)	Value
Jamaica – 0.0%(h)
Jamaica Government International Bond, 9.63%, 11/03/30	JMD	$10,000,000	$66,072
Jordan – 0.1%
Jordan Government International Bond, 7.75%, 1/15/28(c)		230,000	233,163
Kenya – 0.2%
Republic of Kenya Government International Bond, 9.75%, 2/16/31(c)		280,000	277,388
Kuwait – 0.1%
MEGlobal Canada ULC, 5.88%, 5/18/30(c)		210,000	214,326
Luxembourg – 0.2%
Altice Financing S.A., 5.75%, 8/15/29(c)(e)		310,000	242,413
Macau – 0.2%
Sands China Ltd., 2.85%, 3/08/29		450,000	403,527
Mexico – 0.7%
Banco Mercantil del Norte S.A., (10Y US Treasury CMT + 5.47%), 7.50%, 6/27/29(c)(j)(k)		250,000	241,722
Mexican Bonos,
8.50%, 5/31/29	MXN	10,620,000	491,732
7.75%, 11/23/34	MXN	8,070,000	335,940

Mexico Government International Bond, 4.75%, 3/08/44		150,000	113,945
			1,183,339
Morocco – 0.1%
OCP S.A., 6.75%, 5/02/34(c)		200,000	203,674
Peru – 0.1%
Petroleos del Peru S.A., 5.63%, 6/19/47(c)		250,000	158,466
Supranational – 0.4%
Inter-American Development Bank, 7.35%, 10/06/30	INR	52,000,000	611,274
Switzerland – 0.1%
VistaJet Malta Finance PLC/Vista Management Holding, Inc., 7.88%, 5/01/27(c)		140,000	140,057

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Turkey – 0.1%
Turk Telekomunikasyon A.S., 7.38%, 5/20/29(c)	$200,000	$203,297
United Arab Emirates – 0.2%
DP World Ltd., 5.63%, 9/25/48(c)	290,000	268,463
United Kingdom – 0.5%
Connect Finco S.a.r.l./Connect U.S. Finco LLC, 9.00%, 9/15/29(c)	200,000	179,266
Global Auto Holdings Ltd./AAG FH UK Ltd., 8.75%, 1/15/32(c)(e)	230,000	203,490
Marks & Spencer PLC, 7.13%, 12/01/37(c)	100,000	105,385
Mclaren Finance PLC, 7.50%, 8/01/26(c)(e)	400,000	400,000
		888,141
Zambia – 0.3%
First Quantum Minerals Ltd., 8.63%, 6/01/31(c)	460,000	471,884
Total Foreign Issuer Bonds (Cost $10,472,326)		10,136,514

	Number of Shares
Master Limited Partnerships – 3.8%
Oil & Gas Supply Chain – 3.8%
Energy Transfer L.P.	153,270	3,138,970
Enterprise Products Partners L.P.	99,607	3,252,168
Total Master Limited Partnerships (Cost $4,484,519)		6,391,138

	Par(a)
Mortgage-Backed Securities – 7.3%
Commercial Mortgage-Backed Securities – 3.3%
BANK,
Series 2022-BNK44, Class D, 4.00%, 11/15/32(c)	$190,000	150,037
Series 2024-BNK48, Class A5, 5.05%, 10/15/57	190,000	187,978

Bank of America Merrill Lynch Commercial Mortgage Trust, Series 2017-BNK3, Class D, 3.25%, 2/15/50(c)	110,000	99,087
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

BFLD Commercial Mortgage Trust, Series 2024-UNIV, Class D, (1M CME Term SOFR + 2.69%, 2.69% Floor), 7.00%, 11/15/29(b)(c)	$250,000	$251,094
BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 5.85%, 7/15/35(b)(c)	190,000	189,883
BOCA Commercial Mortgage Trust, Series 2024-BOCA, Class E, (1M CME Term SOFR + 4.44%, 4.44% Floor), 8.74%, 8/15/41(b)(c)	130,000	131,788
BX Commercial Mortgage Trust,
Series 2019-IMC, Class E, (1M CME Term SOFR + 2.20%, 2.15% Floor), 6.50%, 4/15/34(b)(c)	300,000	297,000
Series 2021-ACNT, Class A, (1M CME Term SOFR + 0.96%, 0.85% Floor), 5.27%, 11/15/38(b)(c)	168,888	168,677
Series 2021-VOLT, Class D, (1M CME Term SOFR + 1.76%, 1.65% Floor), 6.07%, 9/15/36(b)(c)	270,000	269,326
Series 2024-BI02, Class D, 7.71%, 8/13/41(c)(m)	100,000	98,422
BX Trust,
Series 2021-ARIA, Class A, (1M CME Term SOFR + 1.01%, 0.90% Floor), 5.32%, 10/15/36(b)(c)	270,000	270,000
Series 2021-SDMF, Class F, (1M CME Term SOFR + 2.05%, 1.94% Floor), 6.36%, 9/15/34(b)(c)	197,803	193,600

BXHPP Trust, Series 2021-FILM, Class C, (1M CME Term SOFR + 1.21%, 1.10% Floor), 5.52%, 8/15/36(b)(c)	270,000	255,656
Citigroup Commercial Mortgage Trust, Series 2017-P8, Class A3, 3.20%, 9/15/50	250,000	241,334

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Extended Stay America Trust,
Series 2021-ESH, Class C, (1M CME Term SOFR + 1.81%, 1.70% Floor), 6.12%, 7/15/38(b)(c)	$227,876	$228,304
Series 2021-ESH, Class E, (1M CME Term SOFR + 2.96%, 2.85% Floor), 7.27%, 7/15/38(b)(c)	227,877	228,731
GS Mortgage Securities Trust,
Series 2015-GC30, Class C, 4.05%, 5/10/50(m)	180,000	160,112
Series 2015-GC32, Class D, 3.35%, 7/10/48	220,000	208,001
Series 2017-GS6, Class A2, 3.16%, 5/10/50	184,774	177,407

HIH Trust, Series 2024-61P, Class F, (1M CME Term SOFR + 5.44%, 5.44% Floor), 9.74%, 10/15/41(b)(c)	200,000	199,974
JP Morgan Chase Commercial Mortgage Securities Trust, Series 2022-ACB, Class D, (30D Average SOFR + 2.90%, 2.90% Floor), 7.31%, 3/15/39(b)(c)	190,000	190,238
KIND Trust, Series 2021-KIND, Class E, (1M CME Term SOFR + 3.36%, 3.25% Floor), 7.67%, 8/15/38(b)(c)	158,697	156,923
KREF Ltd., Series 2022-FL3, Class D, (1M CME Term SOFR + 2.80%, 2.80% Floor), 7.10%, 2/17/39(b)(c)	150,000	146,344
MF1 LLC,
Series 2025-FL17, Class A, (1M CME Term SOFR + 1.32%), 5.64%, 2/18/40(b)(c)(d)	120,000	119,700
Series 2025-FL17, Class D, (1M CME Term SOFR + 2.74%), 7.06%, 2/18/40(b)(c)(d)	100,000	99,750

MF1 Ltd., Series 2020-FL4, Class A, (1M CME Term SOFR + 1.81%, 1.70% Floor), 6.12%, 11/15/35(b)(c)	65,218	65,248
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

MHC Commercial Mortgage Trust, Series 2021-MHC, Class F, (1M CME Term SOFR + 2.72%, 2.60% Floor), 7.02%, 4/15/38(b)(c)	$160,000	$160,000
Morgan Stanley Capital I Trust, Series 2021-230P, Class B, (1M CME Term SOFR + 1.56%, 1.45% Floor), 5.87%, 12/15/38(b)(c)	110,000	104,504
MSWF Commercial Mortgage Trust, Series 2023-2, Class C, 7.02%, 12/15/56(m)	90,000	96,624
MTN Commercial Mortgage Trust, Series 2022-LPFL, Class F, (1M CME Term SOFR + 5.29%, 5.29% Floor), 9.60%, 3/15/39(b)(c)	200,000	195,326
SMRT, Series 2022-MINI, Class F, (1M CME Term SOFR + 3.35%, 3.35% Floor), 7.66%, 1/15/39(b)(c)	210,000	199,512
Wells Fargo Commercial Mortgage Trust, Series 2014-LC18, Class B, 3.96%, 12/15/47	98,373	97,050
		5,637,630
Federal Home Loan Mortgage Corporation – 0.1%
Pool, 5.50%, 4/01/53	85,794	85,078
Federal National Mortgage Association – 0.0%(h)
Pool, 3.00%, 2/01/52	83,604	71,347
Whole Loan – 3.9%
Angel Oak Mortgage Trust, Series 2022-3, Class A3, 4.13%, 1/25/67(c)(m)	134,144	122,821
BRAVO Residential Funding Trust,
Series 2022-NQM1, Class A1, 3.63%, 9/25/61(c)(m)	158,911	152,114
Series 2022-NQM2, Class A1, 4.27%, 11/25/61(c)(m)	118,204	114,008
Series 2022-NQM2, Class A3, 5.24%, 11/25/61(c)	147,755	143,614
Series 2024-NQM2, Class A3, (Step to 7.59% on 3/25/28), 6.59%, 2/25/64(c)(n)	158,959	160,091

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)

CAFL Issuer LLC, Series 2023-RTL1, Class A1, (Step to 9.05% on 7/28/26), 7.55%, 12/28/30(c)(n)	$160,000	$162,484
Citigroup Mortgage Loan Trust, Series 2022-A, Class A1, (Step to 9.17% on 9/25/25), 6.17%, 9/25/62(c)(n)	200,555	200,659
COLT Mortgage Loan Trust,
Series 2022-3, Class A1, 3.90%, 2/25/67(c)(m)	193,920	184,927
Series 2024-1, Class M1, 6.59%, 2/25/69(c)	160,000	160,793

CSMC Trust, Series 2020-RPL4, Class A1, 2.00%, 1/25/60(c)	171,788	152,533
FHLMC Seasoned Credit Risk Transfer Trust, Series 2022-1, Class M, 4.50%, 11/25/61(c)	100,000	81,576
FHLMC STACR REMIC Trust,
Series 2020-DNA6, Class B1, (30D Average SOFR + 3.00%), 7.35%, 12/25/50(b)(c)	260,000	281,074
Series 2021-DNA1, Class B2, (30D Average SOFR + 4.75%), 9.10%, 1/25/51(b)(c)	240,000	266,206
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.75%, 8/25/33(b)(c)	270,000	301,471
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.10%, 2/25/42(b)(c)	225,000	235,704
Series 2022-DNA6, Class M2, (30D Average SOFR + 5.75%), 10.10%, 9/25/42(b)(c)	160,000	177,237
Series 2022-DNA2, Class M1B, (30D Average SOFR + 2.40%), 6.75%, 2/25/42(b)(c)	210,000	215,105
FNMA Connecticut Avenue Securities,
Series 2017-C06, Class 1B1, (30D Average SOFR + 4.26%, 4.15% Floor), 8.62%, 2/25/30(b)	330,000	353,925
	Par(a)	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R08, Class 1M2, (30D Average SOFR + 3.60%, 3.60% Floor), 7.95%, 7/25/42(b)(c)	$200,000	$210,938
Series 2024-R01, Class 1B1, (30D Average SOFR + 2.70%, 2.70% Floor), 7.05%, 1/25/44(b)(c)	200,000	206,375

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(c)	182,367	164,904
LHOME Mortgage Trust, Series 2024-RTL1, Class A1, (Step to 8.52% on 9/25/26), 7.02%, 1/25/29(c)(n)	160,000	161,797
Mill City Mortgage Loan Trust, Series 2018-2, Class M3, 3.75%, 5/25/58(c)(m)	209,684	189,837
New Residential Mortgage Loan Trust, Series 2022-NQM2, Class A1, 3.08%, 3/27/62(c)(m)	194,338	180,760
NYMT Loan Trust, Series 2024-BPL1, Class A1, (Step to 8.65% on 8/25/26), 7.15%, 2/25/29(c)(n)	160,000	161,736
OBX Trust,
Series 2022-NQM6, Class A1, (Step to 4.70% on 7/25/26), 4.70%, 7/25/62(c)(n)	205,617	204,068
Series 2024-NQM3, Class M1, 6.85%, 12/25/63(c)	200,000	201,655

Saluda Grade Alternative Mortgage Trust, Series 2024-RTL4, Class A1, (Step to 8.50% on 8/25/26), 7.50%, 2/25/30(c)(n)	160,000	161,264
SG Residential Mortgage Trust, Series 2022-1, Class A1, 3.17%, 3/27/62(c)(m)	211,471	193,117
Towd Point Mortgage Trust,
Series 2015-5, Class B3, 4.01%, 5/25/55(c)(m)	220,000	205,160

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Whole Loan (Continued)
Towd Point Mortgage Trust,
Series 2017-5, Class B1, (1M CME Term SOFR + 1.91%), 6.23%, 2/25/57(b)(c)	$250,000	$252,152
Series 2019-HY2, Class B1, (1M CME Term SOFR + 2.36%, 2.25% Floor), 6.68%, 5/25/58(b)(c)	190,000	193,321
Verus Securitization Trust,
Series 2023-8, Class A3, (Step to 7.97% on 1/25/28), 6.97%, 12/25/68(c)(n)	74,661	75,558
Series 2024-1, Class A3, (Step to 7.12% on 2/25/28), 6.12%, 1/25/69(c)(n)	155,014	154,749
Series 2024-3, Class A3, (Step to 7.85% on 5/25/28), 6.85%, 4/25/69(c)(n)	124,540	126,156
Series 2024-4, Class A3, (Step to 7.67% on 6/25/28), 6.67%, 6/25/69(c)(n)	168,074	169,545
		6,679,434
Total Mortgage-Backed Securities (Cost $12,360,580)		12,473,489

Term Loans – 8.3%(b)
Advertising & Marketing – 0.1%
Neptune BidCo US, Inc., Term A Loan, (3M USD CME Term SOFR + 4.75%, 0.50% Floor), 9.14%, 10/11/28	245,625	205,763
Aerospace & Defense – 0.0%(h)
Ovation Parent, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.75% Floor), 7.83%, 4/21/31	73,515	73,515
Asset Management – 0.2%
First Eagle Holdings, Inc., Tranche B-2 Term Loan, (3M USD CME Term SOFR + 3.00%), 7.33%, 3/05/29	79,400	79,606
Focus Financial Partners LLC, Initial Term Loan, 9/15/31(o)	2,322	2,323
	Par(a)	Value
Asset Management (Continued)
Focus Financial Partners LLC, Term Loan, 9/15/31(o)	$7,678	$7,683
Nexus Buyer LLC, Amendment No. 7 Refinancing Term Loan, (1M USD CME Term SOFR + 4.00%), 8.31%, 7/31/31	288,627	289,415
		379,027
Automotive – 0.1%
First Brands Group LLC, 2021 Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.55%, 3/30/27	9,923	9,724
First Brands Group LLC, 2022-II Incremental Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.55%, 3/30/27	137,647	135,067
		144,791
Beverages – 0.2%
Triton Water Holdings, Inc., 2024 Incremental Term Loan, (3M USD CME Term SOFR + 4.00%, 0.50% Floor), 8.33%, 3/31/28	138,600	139,034
Triton Water Holdings, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.84%, 3/31/28	229,499	230,288
		369,322
Cable & Satellite – 0.1%
Virgin Media Bristol LLC, Facility Y, (6M USD CME Term SOFR + 3.18%), 7.72%, 3/31/31	100,000	97,932
Chemicals – 0.0%(h)
A-AP Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.25%), 7.56%, 9/09/31	60,000	60,375
Commercial Support Services – 0.4%
LRS Holdings LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 8.68%, 8/31/28	229,550	216,925
LTR Intermediate Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.50%, 1.00% Floor), 8.93%, 5/05/28	148,843	145,866

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Commercial Support Services (Continued)
Prime Security Services Borrower LLC, 2024-1 Refinancing Term B-1 Loan, (1M USD CME Term SOFR + 2.00%), 6.33%, 10/13/30	$89,551	$89,739
Ryan LLC, Closing Date Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.81%, 11/14/30	228,525	229,096
Ryan LLC, Delayed Draw Term Loan Retired 11/29/2024, 11/14/30(o)	20,000	20,088
WIN Waste Innovations Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.18%, 3/24/28	49,614	48,131
		749,845
Communications – 0.2%
Diamond Sports Net LLC, Term Loan, 1/02/28(o)	200,000	180,000
Univision Communications, Inc., 2022 Replacement First-Lien Term A Loan, (3M USD CME Term SOFR + 3.25%), 7.68%, 6/24/27	157,746	157,352
Univision Communications, Inc., 2024 Replacement Converted First-Lien Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.93%, 1/31/29	19,900	19,944
		357,296
Construction Materials – 0.1%
Quikrete Holdings, Inc., Term Loan B, 1/31/32(o)	100,000	100,500
Consumer Cyclical – 0.7%
Allwyn Entertainment Financing LLC, Term Loan B, (3M USD CME Term SOFR + 2.25%), 6.54%, 6/02/31	109,451	109,432
Catawba Nation Gaming Authority Term Loan, 12/16/31(o)	70,000	70,467
Clarios Global L.P., Amendment No. 6 Dollar Term Loan, 1/15/32(o)	30,000	30,038
DS Parent, Inc., Term Loan B, (3M USD CME Term SOFR + 5.50%, 0.75% Floor), 9.83%, 1/31/31	179,100	168,205
	Par(a)	Value
Consumer Cyclical (Continued)
Flutter Entertainment PLC, 2024 Refinancing Term B Loan, (3M USD CME Term SOFR + 1.75%, 0.50% Floor), 6.08%, 11/30/30	$207,900	$207,752
Garda World Security Corp., Tenth Additional Term Loan, (1M USD CME Term SOFR + 3.50%), 7.81%, 2/01/29	107,885	108,047
Harbor Freight Tools USA, Inc., Replacement Term Loan,
(1M USD CME Term SOFR + 2.50%), 6.81%, 6/11/31	122,844	122,076
(1M USD CME Term SOFR + 2.50%), 7.24%, 6/11/31	16,456	16,353

Spencer Spirit IH LLC, Initial Term Loan, (1M USD CME Term SOFR + 4.75%), 9.08%, 7/15/31	199,500	200,705
Varsity Brands, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.75%), 8.27%, 8/26/31	80,000	80,100
		1,113,175
Consumer Non-Cyclical – 0.1%
CB Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 5.00%, 0.75% Floor), 9.31%, 7/01/31(l)	46,695	46,228
Global Medical Response, Inc., 2024 Extended Term Loan, (3M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.04%, 10/31/28	172,480	172,887
		219,115
Consumer Services – 0.0%(h)
Adtalem Global Education, Inc., 2024 Second Repricing Term Loan, (1M USD CME Term SOFR + 2.75%, 0.75% Floor), 7.06%, 8/12/28	14,838	14,893

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Consumer Services (Continued)
Upbound Group, Inc., Initial Term Loan, (3M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.04%, 2/17/28	$39,891	$39,891
WW International, Inc., Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.05%, 4/13/28	20,000	4,384
		59,168
Electrical Equipment – 0.2%
Alpha Generation LLC, Initial Term B Loan, (1M USD CME Term SOFR + 2.75%), 7.06%, 9/30/31	79,800	80,179
EMRLD Borrower L.P., Initial Term B Loan, (6M USD CME Term SOFR + 2.50%), 6.93%, 5/31/30	151,927	152,323
EMRLD Borrower LP Second Amendment Incremental Term Loan, (3M USD CME Term SOFR + 2.50%), 6.83%, 8/04/31	19,950	20,014
		252,516
Energy – 0.0%(h)
NGP XI Midstream Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%), 7.83%, 7/25/31	50,000	50,438
Engineering & Construction – 0.1%
Chromalloy Corp., Term Loan, (3M USD CME Term SOFR + 3.75%), 8.06%, 3/27/31	89,550	89,634
Entertainment Content – 0.2%
Allen Media LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.50%), 9.98%, 2/10/27	327,507	206,329
Endeavor Group Holdings, Inc., Term Loan B, 1/27/32(o)	140,000	140,175
		346,504
Health Care Facilities & Services – 0.8%
Cardinal Parent, Inc., Initial Term Loan, (3M USD CME Term SOFR + 4.50%, 0.75% Floor), 8.98%, 11/12/27	176,905	169,240
	Par(a)	Value
Health Care Facilities & Services (Continued)
EyeCare Partners LLC, Tranche B Term Loan, (3M USD CME Term SOFR + 1.00%), 5.39%, 11/30/28	$155,773	$120,984
EyeCare Partners LLC, Tranche C Term Loan, (3M USD CME Term SOFR + 6.75%), 11.14%, 11/30/28(l)	62,911	12,582
Gainwell Acquisition Corp., Term B Loan, (3M USD CME Term SOFR + 4.00%, 0.75% Floor), 8.43%, 10/01/27	250,043	237,541
LifePoint Health, Inc., 2024-1 Refinancing Term Loan, (3M USD CME Term SOFR + 3.75%), 8.05%, 5/17/31	299,785	298,511
LifePoint Health, Inc., 2024-2 Refinancing Term Loan, (3M USD CME Term SOFR + 3.50%), 7.96%, 5/17/31	39,900	39,669
MPH Acquisition Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.25%, 0.50% Floor), 9.03%, 9/01/28	137,863	110,078
Phoenix Guarantor, Inc., Tranche B-5 Term Loan, (1M USD CME Term SOFR + 2.50%), 6.81%, 2/21/31	110,497	110,888
Sonrava Health Holdings LLC, Second-Out Term Loan, (6M USD CME Term SOFR + 1.00%, 0.75% Floor), 6.00%, 8/18/28(l)	356,300	136,880
TEAM Services Group LLC, Incremental Term Loan, (3M USD CME Term SOFR + 5.25%), 9.54%, 12/20/27	30,000	30,000
TEAM Services Group LLC, Term Loan, (3M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.55%, 12/20/27	39,793	39,768
		1,306,141
Industrial Support Services – 0.1%
Accession Risk Management Group, Inc., 2022 Delayed Draw Tranche 2 Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.04%, 11/01/29	4,270	4,254

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Industrial Support Services (Continued)
Accession Risk Management Group, Inc., 2022 Delayed Draw Tranche 2 Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.08%, 11/01/29	$7,403	$7,375
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.26%, 11/01/29	9,276	9,241

Accession Risk Management Group, Inc., 2023 Delayed Draw Term Loan, 11/01/29(l)(p)	8,486	8,443
Accession Risk Management Group, Inc., 2023 Delayed Draw Tranche 2 Term Loan, (3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.08%, 11/01/29(l)	100,579	100,076
Accession Risk Management Group, Inc., Initial Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.04%, 11/01/29	27,474	27,371
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.08%, 11/01/29	1,690	1,684
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.26%, 11/01/29	1,054	1,050
Accession Risk Management Group, Inc., Tranche B Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.04%, 11/01/29	13,617	13,566
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.08%, 11/01/29	5,786	5,764
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.26%, 11/01/29	1,300	1,295
Accession Risk Management Group, Inc., Tranche C Term Loan,
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.04%, 11/01/29	4,979	4,961
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.08%, 11/01/29	15,451	15,393
(3M USD CME Term SOFR + 4.75%, 0.75% Floor), 9.26%, 11/01/29	1,431	1,426
		201,899
	Par(a)	Value
Institutional Financial Services – 0.4%
Ascensus Group Holdings, Inc., Amendment No.4 Replacement Term Loan, (1M USD CME Term SOFR + 3.00%), 7.31%, 8/02/28	$243,419	$243,420
Jane Street Group LLC, Seventh Amendment Extended Term Loan, (3M USD CME Term SOFR + 2.00%), 6.40%, 12/15/31	238,623	238,217
VFH Parent LLC, Term B-1 Loan, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.06%, 6/21/31	120,000	120,270
		601,907
Insurance – 0.5%
Acrisure LLC, 2024 Repricing Term B-6 Loan, (1M USD CME Term SOFR + 3.00%), 7.31%, 11/06/30	179,028	179,167
AmWINS Group, Inc., Term Loan B, 1/23/32(o)	150,000	150,262
AssuredPartners, Inc., 2024 Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.81%, 2/14/31	208,425	208,544
Asurion LLC, New B-9 Term Loan, (1M USD CME Term SOFR + 3.25%), 7.68%, 7/31/27	182,025	181,823
HIG Finance 2 Ltd., 2024-2 Refinancing Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.81%, 4/18/30	39,300	39,435
Sedgwick Claims Management Services, Inc. (Lightning Cayman Merger Sub, Ltd.), 2024 Term Loan, (1M USD CME Term SOFR + 3.00%), 7.31%, 7/31/31	157,854	158,693
		917,924
Internet Media & Services – 0.1%
MH Sub I LLC (Micro Holding Corp.), 2023 May Incremental Term Loan, (1M USD CME Term SOFR + 4.25%, 0.50% Floor), 8.56%, 5/03/28	168,464	166,306

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
IT Services – 0.5%
Amentum Holdings, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.25%), 6.56%, 9/29/31	$180,000	$179,190
Evertec Group LLC, Term Loan B, (1M USD CME Term SOFR + 2.75%, 0.50% Floor), 7.06%, 10/30/30	72,000	72,990
Nielsen Consumer, Inc., Eleventh Amendment Dollar Refinancing Term Loan, (3M USD CME Term SOFR + 3.50%), 7.80%, 3/06/28	109,725	109,862
Planview Parent, Inc., 2024-B Incremental Term Loan, (3M USD CME Term SOFR + 3.50%), 7.83%, 12/17/27	216,788	218,097
UST Global, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.30%, 11/20/28	277,072	278,341
		858,480
Leisure Facilities & Services – 0.5%
Alterra Mountain Co., Series B-6 Term Loan, (1M USD CME Term SOFR + 2.75%), 7.06%, 8/17/28	219,075	220,308
Caesars Entertainment, Inc., 2023 Incremental Term B Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.56%, 2/06/30	65,800	65,965
Caesars Entertainment, Inc., Term B-1 Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.56%, 2/06/31	148,875	149,185
Four Seasons Hotels Ltd., 2024-2 Repricing Term Loan, (1M USD CME Term SOFR + 1.75%, 0.50% Floor), 6.06%, 11/30/29	128,687	128,993
Station Casinos LLC, Term B Facility, (1M USD CME Term SOFR + 2.00%), 6.31%, 3/14/31	198,500	198,776
UFC Holdings LLC, Incremental Term B-4 Loan, (3M USD CME Term SOFR + 2.25%), 6.77%, 11/21/31	150,000	150,781
		914,008
	Par(a)	Value
Machinery – 0.2%
Alliance Laundry Systems LLC, Initial Term B Loan, (1M USD CME Term SOFR + 3.50%), 7.80%, 8/19/31	$160,000	$160,626
Crown Equipment Corp., Initial Term Loan, (1M USD CME Term SOFR + 2.50%), 6.81%, 10/10/31	30,000	30,206
Dynamo Midco B.V., Facility B, (6M USD CME Term SOFR + 4.00%), 8.25%, 9/30/31	139,650	141,134
Terex Corp., U.S. Term Loan, (1M USD CME Term SOFR + 2.00%), 6.31%, 10/08/31	40,000	40,193
		372,159
Medical Equipment & Devices – 0.2%
Medline Borrower L.P., Third Amendment Incremental Term Loan, (1M USD CME Term SOFR + 2.25%, 0.50% Floor), 6.56%, 10/23/28	139,301	139,901
Sotera Health Holdings LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 3.25%), 7.56%, 5/30/31	199,500	199,792
		339,693
Metals & Mining – 0.0%(h)
GEO Group (The), Inc., The Term Loan, (1M USD CME Term SOFR + 5.25%, 0.75% Floor), 9.56%, 4/13/29	57,035	57,848
Publishing & Broadcasting – 0.2%
Gray Television, Inc., Term D Loan, (1M USD CME Term SOFR + 3.00%), 7.45%, 12/01/28	148,469	136,235
Gray Television, Inc., Term F Loan, (1M USD CME Term SOFR + 5.25%), 9.59%, 6/04/29	49,750	46,989
Learfield Communications LLC, 2024 Refinancing Term Loan, (1M USD CME Term SOFR + 5.00%), 9.31%, 6/30/28	208,074	210,219
		393,443

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Retail - Discretionary – 0.3%
Peer Holding III B.V., Additional Facility 2, (3M USD CME Term SOFR + 3.00%), 7.33%, 7/01/31	$90,000	$90,383
Peer Holding III B.V., Facility B-4, (3M USD CME Term SOFR + 3.25%), 7.58%, 10/28/30	119,100	119,645
Thermostat Purchaser III, Inc., Initial Term B-1 Loan, (3M USD CME Term SOFR + 4.25%, 0.75% Floor), 8.58%, 8/31/28	207,888	208,928
		418,956
Software – 1.0%
Cloudera, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.75%, 0.50% Floor), 8.16%, 10/08/28	89,510	89,219
Cotiviti, Inc., Initial Fixed Rate Term Loan, (3M USD FIXED + 7.63%), 7.63%, 5/01/31	90,000	90,637
Cotiviti, Inc., Initial Floating Rate Term Loan, (1M USD CME Term SOFR + 2.75%), 7.09%, 5/01/31	109,102	109,784
DCert Buyer, Inc., First Amendment Refinancing Loan, (1M USD CME Term SOFR + 7.00%), 11.31%, 2/19/29	340,000	269,450
DCert Buyer, Inc., Initial Term Loan, (1M USD CME Term SOFR + 4.00%), 8.31%, 10/16/26	170,224	164,130
Leia Finco US LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.25%), 7.54%, 10/09/31	240,000	240,086
Mitchell International, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.56%, 6/17/31	209,475	209,232
Modena Buyer LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.50%), 8.79%, 7/01/31	219,450	206,696
MRI Software LLC, Closing Date Term Loan, (3M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.08%, 2/10/27	127,472	126,410
	Par(a)	Value
Software (Continued)
MRI Software LLC, Second Amendment Term Loan, (3M USD CME Term SOFR + 4.75%, 1.00% Floor), 9.08%, 2/10/27	$39,343	$39,015
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.58%, 10/26/30	148,877	150,226
Red Planet Borrower LLC, Initial Term Loan, (1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.91%, 10/02/28	59,845	58,976
		1,753,861
Specialty Finance – 0.3%
Apollo Commercial Real Estate Finance, Inc., Initial Term Loan, (1M USD CME Term SOFR + 2.75%), 7.18%, 5/15/26	73,722	73,538
Blackhawk Network Holdings, Inc., Additional Term B-1 Loan, (1M USD CME Term SOFR + 5.00%, 1.00% Floor), 9.31%, 3/12/29	99,500	100,158
Blackstone Mortgage Trust, Inc., 2019 New Term Loan, (1M USD CME Term SOFR + 2.25%), 6.67%, 4/23/26	63,767	63,607
Boost Newco Borrower LLC, USD Term B-1 Loan, (3M USD CME Term SOFR + 2.50%), 6.83%, 1/31/31	99,750	99,974
Greystone Select Financial LLC, Initial Term Loan, (3M USD CME Term SOFR + 5.00%), 9.55%, 6/16/28	168,907	168,063
		505,340
Technology Hardware – 0.1%
Global Tel Link Corp., Initial Term Loan, (1M USD CME Term SOFR + 7.50%, 3.00% Floor), 11.81%, 8/06/29	89,775	89,064

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
	Par(a)	Value
Telecommunications – 0.1%
Masorange Holdco Ltd., Facility B-4, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.83%, 3/25/31	$29,775	$29,862
QualityTech L.P., Term Loan, (1M USD CME Term SOFR + 3.50%), 7.83%, 11/04/31	140,000	140,350
		170,212
Transportation & Logistics – 0.3%
Brown Group Holding LLC, Incremental Term B-2 Facility,
(3M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.79%, 7/01/31	14,142	14,179
(3M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.81%, 7/01/31	8,773	8,795
(3M USD CME Term SOFR + 2.50%, 0.50% Floor), 7.01%, 7/01/31	6,711	6,728

Brown Group Holding LLC, Initial Term Loan, (1M USD CME Term SOFR + 2.50%, 0.50% Floor), 6.81%, 7/01/31	101,429	101,702
Spirit Airlines, Inc., Term Loan, (1M USD CME Term SOFR + 7.00%), 11.30%, 12/23/25	135,404	135,573
United AirLines, Inc., Class B Term Loan, (3M USD CME Term SOFR + 2.00%), 6.30%, 2/22/31	149,922	150,216
		417,193
Total Term Loans (Cost $14,783,983)		14,153,350

	Number of Shares
Investment Companies – 14.9%
Schwab Short-Term U.S. Treasury ETF(e)	139,321	3,377,141
Schwab U.S. REIT ETF	73,125	1,551,713
Vanguard Intermediate-Term Treasury ETF	207,938	12,129,024
Vanguard Long-Term Treasury ETF	148,747	8,280,745
Total Investment Companies (Cost $26,183,761)		25,338,623

		Par(a)/Number of Shares	Value
Short-Term Investments – 4.9%
Corporate Bonds – 0.3%
Plains All American Pipeline L.P., (3M CME Term SOFR + 4.37%), 8.90%, 3/07/25(b)(j)		130,000	$129,520
Spirit Loyalty Cayman Ltd./Spirit IP Cayman Ltd., 8.00%, 09/20/25(c)(q)		350,000	288,555

U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		19,036	18,852

United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26		23,040	22,921
			459,848
Foreign Issuer Bonds – 0.0%(h)
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/26(r)	BRL	114,000	17,187
Money Market Funds – 4.6%
Northern Institutional Funds - Liquid Assets Portfolio, 4.42%(s)(t)		2,476,903	2,476,903

Northern Institutional Funds - Treasury Portfolio (Premier), 4.21%(s)		5,428,292	5,428,292
			7,905,195
Total Short-Term Investments (Cost $8,418,687)			8,382,230

Number of Contracts		Notional Amount
Purchased Options – 0.0%(h)
Call Options - Exchange Traded – 0.0%(h)
10-Year U.S. Treasury Note Future, Strike Price USD 111.00, Expires 2/21/25	72	7,836,768	5,625
3-Month SOFR Future, Strike Price USD 97.00, Expires 12/11/26	84	20,170,500	51,450
			57,075

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter – 0.0%(h)
U.S. Dollar vs. Euro, Strike Price USD 1.07, Expires 2/25/25, Counterparty: BNP Paribas	1	$204,005(u)	$71
Total Purchased Options (Premiums Paid $77,367)			57,146

Total Investments – 102.2% (Cost $168,105,075)	173,962,772
Liabilities less Other Assets – (2.2)%(v)	(3,815,642)
NET ASSETS – 100.0%	$170,147,130
Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Variable or floating rate security. Rate as of January 31, 2025 is disclosed.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total value of $35,403,983 or 20.81% of net assets.
(d)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2025.
(e)	Security either partially or fully on loan. As of January 31, 2025, the total value of securities on loan is $7,223,799.
(f)	Security sold outside United States without registration under the Securities Act of 1933.
(g)	Investment is valued using significant unobservable inputs (Level 3).
(h)	Amount rounds to less than 0.05%.
(i)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(j)	Perpetual bond. Maturity date represents next call date.
(k)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2025 is disclosed.
(l)	Restricted security that has been deemed illiquid. At January 31, 2025, the value of these restricted illiquid securities amounted to $434,547 or 0.26% of net assets. Additional information on these restricted illiquid securities is as follows:

Restricted Security	Acquisition Date	Acquisition Cost
Accession Risk Management Group, Inc., 2023 Delayed Draw Term Loan, 11/01/29	7/24/23-10/30/24	$8,486
Accession Risk Management Group, Inc., 2023 Delayed Draw Tranche 2 Term Loan, 9.08%, 11/01/29	7/24/23-9/3/24	100,579
CB Buyer, Inc., Initial Term Loan, 9.31%, 7/01/31	6/13/2024	46,480
EyeCare Partners LLC, Tranche C Term Loan, 11.14%, 11/30/28	7/19/24-10/21/24	98,712
New Generation Gas Gathering LLC, 10.34%, 9/30/29	9/19/24-1/21/25	117,191
Placehold Community Brand, 0.00%, 6/13/29	6/13/2024	13,188
Sonrava Health Holdings LLC, Second-Out Term Loan, 6.00%, 8/18/28	6/28/24-12/16/24	350,194

(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2025 is disclosed.
(n)	Step coupon bond. Rate as of January 31, 2025 is disclosed.
(o)	Position is unsettled. Contract rate was not determined at January 31, 2025 and does not take effect until settlement date.
(p)	Unfunded loan commitment. As of January 31, 2025, total value of unfunded loan commitment is $8,443.
(q)	Issuer has defaulted on terms of debt obligation.
(r)	Zero coupon bond.
(s)	7-day current yield as of January 31, 2025 is disclosed.
(t)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2025, total cash collateral has a value of $2,476,903 and total non-cash collateral has a value of $4,974,055.

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
(u)	The notional amount is EUR.
(v)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
10Y	10 Year
30D	30 Day
ABS	Asset-Backed Security
ADR	American Depositary Receipt
AUD	Australian Dollar
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CR	Custody Receipt
ETF	Exchange-Traded Fund
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
INR	Indian Rupee
JMD	Jamaican Dollar
JSC	Joint Stock Company
L.P.	Limited Partnership
LLC	Limited Liability Company
LLLP	Limited Liability Limited Partnership
MTN	Medium Term Note
MXN	Mexican Peso
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
TIIE	Tasa de Interés Interbancaria de Equilibrio
ULC	Unlimited Liability Corporation
USD	United States Dollar
UYU	Uruguay Peso

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Futures Contracts outstanding at January 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	18	3/06/2025	EUR	2,474,573	$(83,869)
10-Year Australian Treasury Bond	7	3/17/2025	AUD	488,786	(10,442)
U.S. Treasury Long Bond	25	3/20/2025	USD	2,847,656	(78,383)
Ultra U.S. Treasury Bond	6	3/20/2025	USD	710,813	(38,727)
Long Gilt	12	3/27/2025	GBP	1,380,306	(34,799)
2-Year U.S. Treasury Note	34	3/31/2025	USD	6,991,250	(3,836)
5-Year U.S. Treasury Note	55	3/31/2025	USD	5,851,484	(24,034)
Total Long Contracts					$(274,090)
Short Contracts
30-Day Federal Funds	(18)	1/31/2025	USD	7,176,012	$(188)
10-Year U.S. Treasury Note	(31)	3/20/2025	USD	3,374,156	49,222
Ultra 10-Year U.S. Treasury Note	(5)	3/20/2025	USD	556,875	4,890
Total Short Contracts					$53,924
					$(220,166)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

2/04/25	Brazilian Reals	2,390,331	U.S. Dollars	390,418	Goldman Sachs	$18,164
4/16/25	U.S. Dollars	559,993	Mexican Pesos	11,553,549	Morgan Stanley	8,904
4/16/25	Japanese Yen	65,018,862	U.S. Dollars	415,202	Citibank	7,639
2/04/25	U.S. Dollars	409,998	Brazilian Reals	2,390,331	Goldman Sachs	1,417
3/06/25	Brazilian Reals	1,259,272	U.S. Dollars	212,315	Citibank	1,357
4/16/25	Australian Dollars	512,488	U.S. Dollars	317,739	Citibank	1,000
2/21/25	Indian Rupees	8,240,000	U.S. Dollars	94,880	JPMorgan Chase	97
4/16/25	U.S. Dollars	12,268	Australian Dollars	19,573	Goldman Sachs	94
4/16/25	British Pounds	9,963	U.S. Dollars	12,268	BNP Paribas	82
4/16/25	Norwegian Kroner	4,447	U.S. Dollars	390	Citibank	3
4/16/25	U.S. Dollars	725	Swiss Francs	654	Citibank	—
Total Unrealized Appreciation						$38,757

4/16/25	Indian Rupees	1,050,000	U.S. Dollars	12,100	Citibank	$(54)
2/04/25	Brazilian Reals	111,059	U.S. Dollars	19,049	Goldman Sachs	(66)
2/21/25	U.S. Dollars	94,851	Indian Rupees	8,240,000	Citibank	(125)
4/16/25	U.S. Dollars	168,719	Indian Rupees	14,720,000	JPMorgan Chase	(156)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
4/16/25	U.S. Dollars	153,528	Indian Rupees	13,400,000	Citibank	$(204)
4/16/25	Euro	50,000	U.S. Dollars	52,281	BNP Paribas	(221)
4/16/25	Euro	60,000	U.S. Dollars	62,745	Goldman Sachs	(273)
3/06/25	U.S. Dollars	40,414	Brazilian Reals	240,000	Goldman Sachs	(309)
4/16/25	Chinese Offshore Yuan	267,323	U.S. Dollars	36,984	BNP Paribas	(357)
2/06/25	Chinese Offshore Yuan	272,000	U.S. Dollars	37,512	JPMorgan Chase	(365)
2/04/25	U.S. Dollars	18,395	Brazilian Reals	111,059	Goldman Sachs	(588)
4/16/25	U.S. Dollars	124,802	Japanese Yen	19,290,243	Citibank	(650)
2/04/25	Brazilian Reals	2,279,272	U.S. Dollars	390,949	Citibank	(1,352)
4/16/25	Canadian Dollars	194,822	U.S. Dollars	135,876	BNP Paribas	(1,384)
4/16/25	Euro	223,553	U.S. Dollars	234,879	Morgan Stanley	(2,115)
4/16/25	U.S. Dollars	642,433	British Pounds	521,095	BNP Paribas	(3,518)
4/16/25	U.S. Dollars	892,476	Chinese Offshore Yuan	6,550,326	JPMorgan Chase	(5,021)
4/16/25	U.S. Dollars	825,961	Euro	798,401	Morgan Stanley	(5,333)
2/04/25	U.S. Dollars	382,764	Brazilian Reals	2,279,272	Citibank	(6,834)
Total Unrealized Depreciation						$(28,925)
Net Unrealized Appreciation						$9,832

Interest Rate Swap Contracts outstanding at January 31, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day MXN TIIE Funding Rate (Monthly)	8.90% (Monthly)	11/16/2029	MXN	42,240,000	$8,743	$—	$8,743
1-Day MXN TIIE Funding Rate (Monthly)	8.89% (Monthly)	11/10/2034	MXN	3,690,000	(1,819)	—	(1,819)
Total					$6,924	$—	$6,924

Interest Rate Swap Contracts outstanding at January 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	11.03% (At Maturity)	JPMorgan Chase	1/02/2026	BRL	4,988,414	$(28,321)	$—	$(28,321)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Interest Rate Swap Contracts outstanding at January 31, 2025: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	10.26% (At Maturity)	JPMorgan Chase	1/02/2029	BRL	3,635,425	(107,283)	$—	$(107,283)
Total						$(135,604)	$—	$(135,604)

Total Return Swap Contracts outstanding as of January 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day USD SOFR +0.05% (At Maturity)	Western Asset Management Emerging Markets Frontier Custom Basket	3/06/2025	JPMorgan Chase	USD	397,000	$18,148	$—	$18,148
Total						$18,148	$—	$18,148
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$6,647,313	$—	$6,647,313
Common Stocks	51,282,275	24,612,368	—*	75,894,643
Convertible Bonds	—	160,548	—	160,548
Corporate Bonds	—	14,209,196	117,150	14,326,346
Foreign Government Inflation-Linked Bonds	—	1,432	—	1,432
Foreign Issuer Bonds	—	10,136,514	—	10,136,514
Master Limited Partnerships	6,391,138	—	—	6,391,138
Mortgage-Backed Securities	—	12,473,489	—	12,473,489
Term Loans	—	14,153,350	—	14,153,350
Investment Companies	25,338,623	—	—	25,338,623
Short-Term Investments	7,905,195	477,035	—	8,382,230

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Income Fund
Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Purchased Options	$57,075	$71	$—	$57,146
Total Investments	$90,974,306	$82,871,316	$117,150	$173,962,772

*Includes securities determined to have no value as of January 31, 2025.

Morningstar Global Income Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$54,112	$—	$—	$54,112
Forward Foreign Currency Exchange Contracts	—	38,757	—	38,757
Swap Agreements	—	26,891	—	26,891
Total Assets - Derivative Financial Instruments	$54,112	$65,648	$—	$119,760
Liabilities:
Futures Contracts	$(274,278)	$—	$—	$(274,278)
Forward Foreign Currency Exchange Contracts	—	(28,925)	—	(28,925)
Swap Agreements	—	(137,423)	—	(137,423)
Total Liabilities - Derivative Financial Instruments	$(274,278)	$(166,348)	$—	$(440,626)
Net Derivative Financial Instruments	$(220,166)	$(100,700)	$—	$(320,866)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments
Morningstar Total Return Bond Fund
	Par(a)	Value
Long Positions – 109.3%
Asset-Backed Securities – 1.7%
Other – 1.6%
Benefit Street Partners CLO XXXVII Ltd., Series 2024-37A, Class A, (3M CME Term SOFR + 1.35%, 1.35% Floor), 5.70%, 1/25/38(b)(c)	$470,000	$473,221
Birch Grove CLO 10 Ltd., Series 2024-10A, Class A, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.95%, 1/22/38(b)(c)	500,000	503,397
BlueMountain CLO Ltd., Series 2013-2A, Class A1R, (3M CME Term SOFR + 1.44%), 5.73%, 10/22/30(b)(c)	49,625	49,637
BlueMountain Fuji U.S. CLO II Ltd., Series 2017-2A, Class A1AR, (3M CME Term SOFR + 1.26%), 5.55%, 10/20/30(b)(c)	278,640	278,872
Carbone CLO Ltd., Series 2017-1A, Class A1, (3M CME Term SOFR + 1.40%), 5.69%, 1/20/31(b)(c)	113,485	113,606
Carlyle Global Market Strategies CLO Ltd.,
Series 2014-1A, Class A1R2, (3M CME Term SOFR + 1.23%, 0.97% Floor), 5.53%, 4/17/31(b)(c)	75,402	75,445
Series 2014-3RA, Class A1A, (3M CME Term SOFR + 1.31%), 5.61%, 7/27/31(b)(c)	71,599	71,728

Carva CLO VIII-C Ltd., Series 2022-2A, Class A1R, (3M CME Term SOFR + 1.42%, 1.42% Floor), 5.71%, 10/22/37(b)(c)	250,000	252,177
CarVal CLO II Ltd., Series 2019-1A, Class AR2, (3M CME Term SOFR + 1.02%, 1.02% Floor), 5.31%, 4/20/32(b)(c)	304,722	305,304
Cedar Funding XI CLO Ltd., Series 2019-11A, Class A1R2, (3M CME Term SOFR + 1.06%, 1.06% Floor), 5.57%, 5/29/32(b)(c)	250,000	250,452
	Par(a)	Value
Other (Continued)
CIFC Funding Ltd.,
Series 2013-3RA, Class A1, (3M CME Term SOFR + 1.24%, 0.98% Floor), 5.54%, 4/24/31(b)(c)	$131,434	$131,491
Series 2015-3A, Class AR, (3M CME Term SOFR + 1.13%), 5.42%, 4/19/29(b)(c)	23,108	23,141
Series 2017-4A, Class A1R, (3M CME Term SOFR + 1.21%, 0.95% Floor), 5.51%, 10/24/30(b)(c)	100,547	100,606

Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH4, Class M3A, (1M CME Term SOFR + 3.86%, 3.75% Floor), 8.18%, 7/25/37(c)	500,000	476,313
CWABS Asset-Backed Certificates Trust, Series 2006-14, Class M1, (1M CME Term SOFR + 0.55%, 0.44% Floor), 4.86%, 2/25/37(c)	107,768	96,358
Dewolf Park CLO Ltd., Series 2017-1A, Class AR, (3M CME Term SOFR + 1.18%, 0.90% Floor), 5.48%, 10/15/30(b)(c)	111,024	111,096
Dryden 40 Senior Loan Fund, Series 2015-40A, Class AR2, (3M CME Term SOFR + 1.15%, 1.15% Floor), 5.67%, 8/15/31(b)(c)	218,952	219,187
Dryden XXVI Senior Loan Fund, Series 2013-26A, Class AR, (3M CME Term SOFR + 1.16%), 5.46%, 4/15/29(b)(c)	89,426	89,561
Elmwood CLO 36 Ltd., Series 2024-12RA, Class AR, (3M CME Term SOFR + 1.34%, 1.34% Floor), 5.75%, 10/20/37(b)(c)	500,000	504,174
Enterprise Fleet Financing LLC, Series 2024-4, Class A4, 4.70%, 6/20/31(b)	50,000	49,848
FIGRE Trust,
Series 2024-SL1, Class A1, 5.75%, 7/25/53(b)	430,848	431,300

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)
FIGRE Trust,
Series 2025-HE1, Class A, 5.83%, 1/25/55(b)(d)	$900,000	$899,976
First Franklin Mortgage Loan Trust,
Series 2003-FF4, Class M1, (1M CME Term SOFR + 1.91%, 1.80% Floor), 6.25%, 10/25/33(c)	198,419	191,209
Series 2006-FF13, Class A1, (1M CME Term SOFR + 0.35%, 0.24% Floor), 4.67%, 10/25/36(c)	25,801	16,503
Series 2006-FF13, Class A2C, (1M CME Term SOFR + 0.43%, 0.32% Floor), 4.75%, 10/25/36(c)	15,053	9,758
GoldenTree Loan Management U.S. CLO 23 Ltd.,
Series 2024-23A, Class A, (3M CME Term SOFR + 1.27%, 1.27% Floor), 5.60%, 1/20/39(b)(c)	380,000	382,851
Series 2024-23A, Class B, (3M CME Term SOFR + 1.60%, 1.60% Floor), 5.93%, 1/20/39(b)(c)	610,000	615,507

Golub Capital Partners CLO 43B Ltd., Series 2019-43A, Class A1R, (3M CME Term SOFR + 1.34%, 1.34% Floor), 5.63%, 10/20/37(b)(c)	420,000	420,545
GoodLeap Home Improvement Solutions Trust,
Series 2024-1A, Class A, 5.35%, 10/20/46(b)	141,339	142,196
Series 2025-1A, Class A, 5.38%, 2/20/49(b)	305,000	304,964
Series 2025-1A, Class B, 6.27%, 2/20/49(b)	54,000	53,985

GSAA Home Equity Trust, Series 2006-4, Class 1A1, 4.14%, 3/25/36(e)	41,426	27,630
Huntington Bank Auto Credit-Linked Notes, Series 2024-2, Class B2, (30D Average SOFR + 1.35%), 5.72%, 10/20/32(b)(c)	207,017	208,104
	Par(a)	Value
Other (Continued)

LCM Ltd., Series 29A, Class AR, (3M CME Term SOFR + 1.33%, 1.07% Floor), 5.63%, 4/15/31(b)(c)	$174,403	$174,567
Long Beach Mortgage Loan Trust, Series 2006-6, Class 2A3, (1M CME Term SOFR + 0.41%, 0.30% Floor), 4.73%, 7/25/36(c)	707,202	265,840
Madison Park Funding XVIII Ltd., Series 2015-18A, Class ARR, (3M CME Term SOFR + 1.20%, 0.94% Floor), 5.49%, 10/21/30(b)(c)	325,467	325,603
Madison Park Funding XXIII Ltd., Series 2017-23A, Class AR, (3M CME Term SOFR + 1.23%, 0.97% Floor), 5.53%, 7/27/31(b)(c)	158,302	158,353
Mariner Finance Issuance Trust, Series 2024-BA, Class A, 4.91%, 11/20/38(b)	134,000	132,966
MFA Trust, Series 2024-NPL1, Class A1, (Step to 0.28% on 2/25/25), 6.33%, 9/25/54(f)	101,412	101,772
MidOcean Credit CLO XI Ltd., Series 2022-11A, Class A1R2, (3M CME Term SOFR + 1.21%, 1.21% Floor), 5.53%, 1/18/36(b)(c)	370,000	370,918
OCP Aegis CLO Ltd., Series 2024-39A, Class A1, (3M CME Term SOFR + 1.22%, 1.22% Floor), 5.72%, 1/16/37(b)(c)	250,000	250,534
OCP CLO Ltd.,
Series 2015-9A, Class AR3, (3M CME Term SOFR + 1.10%), 5.40%, 1/15/37(b)(c)(d)	250,000	250,000
Series 2020-8RA, Class AR, (3M CME Term SOFR + 1.25%, 1.25% Floor), 5.55%, 10/17/36(b)(c)	250,000	250,629

Option One Mortgage Loan Trust, Series 2007-FXD1, Class 3A4, (Step to 3.94% on 3/25/25), 5.86%, 1/25/37(f)	30,406	29,227

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other (Continued)

Palmer Square Loan Funding Ltd., Series 2024-2A, Class A1N, (3M CME Term SOFR + 1.00%, 1.00% Floor), 5.45%, 1/15/33(b)(c)	$250,000	$250,251
PRPM LLC, Series 2022-1, Class A1, (Step to 6.72% on 3/25/25), 3.72%, 2/25/27(b)(f)	277,828	277,444
Regatta 30 Funding Ltd., Series 2024-4A, Class A1, (3M CME Term SOFR + 1.32%, 1.32% Floor), 5.63%, 1/25/38(b)(c)	370,000	373,237
Regatta IX Funding Ltd., Series 2017-1A, Class B1R, (3M CME Term SOFR + 2.00%, 2.00% Floor), 6.30%, 4/17/37(b)(c)	360,000	364,169
Republic Finance Issuance Trust,
Series 2024-B, Class A, 5.42%, 11/20/37(b)	212,000	213,931
Series 2024-B, Class B, 5.86%, 11/20/37(b)	100,000	100,664

RR Ltd., Series 2022-24A, Class A1A2, (3M CME Term SOFR + 1.31%, 1.31% Floor), 5.65%, 1/15/37(b)(c)	500,000	502,998
Silver Point CLO Ltd., Series 2024-7A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.64%, 1/15/38(b)(c)	250,000	251,625
SMB Private Education Loan Trust, Series 2024-A, Class A1B, (30D Average SOFR + 1.45%, 1.45% Floor), 5.86%, 3/15/56(b)(c)	109,540	112,057
Sycamore Tree CLO Ltd., Series 2021-1A, Class AR, (3M CME Term SOFR + 1.39%, 1.39% Floor), 5.90%, 1/20/38(b)(c)	250,000	251,954
TCI-Symphony CLO Ltd., Series 2016-1A, Class AR2, (3M CME Term SOFR + 1.28%, 1.02% Floor), 5.57%, 10/13/32(b)(c)	156,911	156,999
		Par(a)	Value
Other (Continued)

TICP CLO XII Ltd., Series 2018-12A, Class AR, (3M CME Term SOFR + 1.43%, 1.17% Floor), 5.73%, 7/15/34(b)(c)		$250,000	$250,426
Trimaran CAVU Ltd., Series 2024-1A, Class A, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.64%, 1/25/38(b)(c)		250,000	251,243
Trinitas CLO XXXI Ltd., Series 2024-31A, Class A1, (3M CME Term SOFR + 1.35%, 1.35% Floor), 5.73%, 1/22/38(b)(c)		250,000	251,499
Warwick Capital CLO Ltd., Series 2024-5A, Class A1, (3M CME Term SOFR + 1.36%, 1.36% Floor), 5.68%, 1/20/38(b)(c)		321,000	321,746
Whitebox CLO II Ltd., Series 2020-2A, Class A1R2, (3M CME Term SOFR + 1.38%, 1.38% Floor), 5.68%, 10/24/37(b)(c)		500,000	504,000
			14,624,794
Specialty Finance – 0.1%
Dowson PLC,
Series 2024-1, Class E, (SONIO/N Index + 3.95%), 8.60%, 8/20/31(c)	GBP	116,000	143,367
Series 2024-1, Class F, (SONIO/N Index + 6.95%), 11.66%, 8/20/31(c)		170,000	210,086
			353,453
Total Asset-Backed Securities (Cost $15,158,731)			14,978,247

	Number of Shares
Common Stocks – 0.0%(g)
Electric Utilities – 0.0%(g)
Vistra Corp.	149	25,036
Electrical Equipment – 0.0%(g)
GE Vernova, Inc.	62	23,119
Oil & Gas Supply Chain – 0.0%(g)
Kinder Morgan, Inc.	717	19,703

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Number of Shares	Value
Real Estate Investment Trusts – 0.0%(g)
Invitation Homes, Inc.	2,564	$79,869
Specialty Finance – 0.0%(g)
Blackstone Mortgage Trust, Inc., Class A(h)	9,994	179,892
Total Common Stocks (Cost $332,573)		327,619

Convertible Preferred Stocks – 0.0%(g)
Aerospace & Defense – 0.0%(g)
Boeing (The) Co., 6.00%,	$800	47,992
Total Convertible Preferred Stocks (Cost $40,000)		47,992

	Par(a)
Corporate Bonds – 9.7%
Aerospace & Defense – 0.2%
L3Harris Technologies, Inc.,
5.25%, 6/01/31	$152,000	152,845
5.35%, 6/01/34	211,000	210,484
4.85%, 4/27/35	25,000	23,817

Lockheed Martin Corp., 3.60%, 3/01/35	59,000	51,868
Northrop Grumman Corp.,
4.03%, 10/15/47	146,000	115,163
5.20%, 6/01/54	242,000	223,807
RTX Corp.,
6.70%, 8/01/28	923,000	983,073
7.00%, 11/01/28	168,000	179,988
		1,941,045
Asset Management – 0.2%
Apollo Debt Solutions BDC, 6.70%, 7/29/31(b)(h)	348,000	359,753
Ares Strategic Income Fund, 5.70%, 3/15/28(b)(h)	675,000	675,705
Blackstone Private Credit Fund, 5.60%, 11/22/29(b)	122,000	120,603
Blue Owl Capital Corp.,
2.88%, 6/11/28	163,000	149,191
5.95%, 3/15/29	340,000	342,104

Blue Owl Credit Income Corp., 4.70%, 2/08/27	105,000	103,824
Blue Owl Technology Finance Corp., 6.10%, 3/15/28(b)	280,000	280,994
	Par(a)	Value
Asset Management (Continued)

Citadel L.P., 6.00%, 1/23/30(b)	$22,000	$22,237
HPS Corporate Lending Fund, 5.45%, 1/14/28(b)	105,000	104,690
		2,159,101
Automotive – 0.1%
General Motors Financial Co., Inc.,
6.10%, 1/07/34	467,000	473,142
5.45%, 9/06/34	21,000	20,306
		493,448
Banking – 1.4%
Associated Banc-Corp, (SOFR + 3.03%), 6.46%, 8/29/30(i)	111,000	112,922
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(i)	389,000	373,512
(SOFR + 1.00%), 5.16%, 1/24/31(i)	214,000	214,663
(SOFR + 1.53%), 1.90%, 7/23/31(i)	107,000	90,790
(SOFR + 1.37%), 1.92%, 10/24/31(i)	60,000	50,447
(SOFR + 1.33%), 2.97%, 2/04/33(i)	163,000	140,965
(SOFR + 1.31%), 5.51%, 1/24/36(i)	105,000	105,582
4.88%, 4/01/44	133,000	122,402
(SOFR + 1.88%), 2.83%, 10/24/51(i)	40,000	24,788
(SOFR + 1.56%), 2.97%, 7/21/52(i)	432,000	275,644
Citigroup, Inc.,
(3M CME Term SOFR + 1.41%), 3.52%, 10/27/28(i)	421,000	406,229
(SOFR + 1.34%), 4.54%, 9/19/30(i)	90,000	87,776
(SOFR + 1.18%), 2.52%, 11/03/32(i)	24,000	20,183
(SOFR + 1.35%), 3.06%, 1/25/33(i)	207,000	178,890
(SOFR + 1.94%), 3.79%, 3/17/33(i)	268,000	241,855
(SOFR + 1.45%), 5.45%, 6/11/35(i)	361,000	359,310

FNB Corp., (SOFR Index + 1.93%), 5.72%, 12/11/30(i)	242,000	240,347
JP Morgan Chase & Co.,
(SOFR + 0.93%), 5.57%, 4/22/28(i)	151,000	153,458

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 1.89%), 2.18%, 6/01/28(i)	$583,000	$549,719
(SOFR + 0.86%), 4.51%, 10/22/28(i)	345,000	342,265
(SOFR + 1.02%), 2.07%, 6/01/29(i)	868,000	793,707
(SOFR + 1.16%), 5.58%, 4/22/30(i)	208,000	212,403
(SOFR + 1.13%), 5.00%, 7/22/30(i)	2,298,000	2,295,750
(SOFR + 1.04%), 4.60%, 10/22/30(i)	30,000	29,472
(SOFR + 0.90%), 5.14%, 1/24/31(i)	185,000	185,737
(3M CME Term SOFR + 1.11%), 1.76%, 11/19/31(i)	647,000	540,613
(SOFR + 1.07%), 1.95%, 2/04/32(i)	816,000	683,763
(3M CME Term SOFR + 1.25%), 2.58%, 4/22/32(i)	164,000	141,933
(SOFR + 1.18%), 2.55%, 11/08/32(i)	383,000	325,781
(SOFR + 1.26%), 2.96%, 1/25/33(i)	187,000	162,604
(SOFR + 1.80%), 4.59%, 4/26/33(i)	243,000	233,892
(SOFR + 1.49%), 5.77%, 4/22/35(i)	467,000	478,991
(SOFR + 1.46%), 5.29%, 7/22/35(i)	265,000	262,812
(SOFR + 2.44%), 3.11%, 4/22/51(i)	126,000	83,614
(SOFR + 1.58%), 3.33%, 4/22/52(i)	376,000	259,883

KeyBank N.A., 5.00%, 1/26/33	350,000	337,787
M&T Bank Corp., (SOFR + 1.61%), 5.39%, 1/16/36(i)	290,000	282,748
Wells Fargo & Co.,
(SOFR + 1.11%), 5.24%, 1/24/31(i)	275,000	276,398
(SOFR + 2.13%), 4.61%, 4/25/53(i)	312,000	262,774

Zions Bancorp N.A., (SOFR + 2.83%), 6.82%, 11/19/35(h)(i)	250,000	256,992
		12,199,401
Beverages – 0.0%(g)
Coca-Cola (The) Co., 2.50%, 3/15/51(h)	34,000	20,048
	Par(a)	Value
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc., 4.30%, 5/14/36	$582,000	$533,020
Amgen, Inc.,
3.00%, 1/15/52	862,000	545,760
4.40%, 2/22/62	270,000	210,055
5.75%, 3/02/63	262,000	252,769

Bristol-Myers Squibb Co., 2.55%, 11/13/50	83,000	48,155
Gilead Sciences, Inc.,
1.65%, 10/01/30	52,000	43,675
4.50%, 2/01/45	37,000	31,876
4.75%, 3/01/46	134,000	118,624

Pfizer Investment Enterprises Pte. Ltd., 4.75%, 5/19/33(h)	132,000	128,313
Pfizer, Inc., 2.70%, 5/28/50	144,000	88,912
		2,001,159
Cable & Satellite – 0.1%
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.80%, 3/01/50	130,000	97,872
3.90%, 6/01/52	640,000	411,355
3.85%, 4/01/61	93,000	56,188
3.95%, 6/30/62	414,000	253,645
5.50%, 4/01/63	190,000	152,071
Comcast Corp.,
2.94%, 11/01/56	160,000	92,789
2.99%, 11/01/63	175,000	98,001
5.50%, 5/15/64(h)	133,000	122,442
		1,284,363
Chemicals – 0.0%(g)
Ecolab, Inc., 2.13%, 8/15/50	66,000	35,648
Diversified Industrials – 0.0%(g)
Honeywell International, Inc.,
5.25%, 3/01/54	27,000	25,328
5.35%, 3/01/64	54,000	50,680
		76,008
E-Commerce Discretionary – 0.0%(g)
Amazon.com, Inc.,
4.25%, 8/22/57	93,000	75,957
4.10%, 4/13/62	275,000	216,116
		292,073
Electric Utilities – 1.3%
AEP Texas, Inc.,
5.40%, 6/01/33	21,000	20,856

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
AEP Texas, Inc.,
3.45%, 5/15/51	$237,000	$158,526

AEP Transmission Co. LLC, 3.15%, 9/15/49	257,000	169,153
Alabama Power Co., 3.75%, 3/01/45	184,000	141,425
Baltimore Gas and Electric Co., 3.75%, 8/15/47	72,000	53,524
Continuum Energy Pte. Ltd., 12.85%, 9/11/27(j)	210,042	218,192
Dominion Energy South Carolina, Inc., 6.25%, 10/15/53	36,000	38,546
Dominion Energy, Inc.,
(5Y US Treasury CMT + 2.51%), 7.00%, 6/01/54(i)	180,000	190,387
(5Y US Treasury CMT + 2.21%), 6.63%, 5/15/55(i)	120,000	121,182
Duke Energy Carolinas LLC,
3.75%, 6/01/45	372,000	284,810
3.70%, 12/01/47	132,000	98,127
Duke Energy Corp.,
3.95%, 8/15/47	88,000	65,872
5.00%, 8/15/52	61,000	52,833
5.80%, 6/15/54	155,000	150,135

Duke Energy Florida LLC, 3.00%, 12/15/51	296,000	185,557
Duke Energy Progress LLC,
2.50%, 8/15/50	444,000	254,889
2.90%, 8/15/51(h)	74,000	45,637
Edison International,
5.75%, 6/15/27(h)	125,000	121,848
6.95%, 11/15/29(h)	293,000	292,558
FirstEnergy Corp.,
3.90%, 7/15/27	502,000	490,385
4.85%, 7/15/47	170,000	144,522
3.40%, 3/01/50	488,000	326,958
FirstEnergy Transmission LLC,
5.00%, 1/15/35	350,000	337,878
4.55%, 4/01/49(b)	440,000	368,686
Florida Power & Light Co.,
3.99%, 3/01/49	322,000	251,311
2.88%, 12/04/51	47,000	29,246
Georgia Power Co.,
4.70%, 5/15/32	163,000	158,531
4.95%, 5/17/33	178,000	174,128
5.13%, 5/15/52	134,000	123,553
	Par(a)	Value
Electric Utilities (Continued)

Johnsonville Aeroderivative Combustion Turbine Generation LLC, 5.08%, 10/01/54	$126,000	$122,386
MidAmerican Energy Co.,
3.15%, 4/15/50	113,000	75,573
5.85%, 9/15/54	107,000	108,121

Northern States Power Co., 3.60%, 5/15/46	24,000	17,889
NRG Energy, Inc.,
4.45%, 6/15/29(b)	202,000	193,976
3.63%, 2/15/31(b)	333,000	293,391
7.00%, 3/15/33(b)	703,000	755,786
6.25%, 11/01/34(b)	70,000	68,974

Ohio Power Co., 4.00%, 6/01/49	216,000	162,043
Pacific Gas and Electric Co.,
5.80%, 5/15/34	110,000	109,140
4.95%, 7/01/50	180,000	148,177
3.50%, 8/01/50	662,000	433,099
5.25%, 3/01/52	119,000	101,386
6.75%, 1/15/53	18,000	18,615
5.90%, 10/01/54	140,000	130,232
PECO Energy Co.,
3.70%, 9/15/47	34,000	25,531
3.05%, 3/15/51	150,000	96,525
2.85%, 9/15/51	58,000	35,932
5.25%, 9/15/54	21,000	19,640
PG&E Corp.,
5.25%, 7/01/30(h)	694,000	652,665
(5Y US Treasury CMT + 3.88%), 7.38%, 3/15/55(i)	432,000	419,731

Public Service Electric and Gas Co., 3.15%, 1/01/50	26,000	17,349
San Diego Gas & Electric Co., 3.32%, 4/15/50	92,000	61,627
Southern (The) Co.,
4.85%, 3/15/35	330,000	313,571
4.25%, 7/01/36	42,000	37,640
Southern California Edison Co.,
5.55%, 1/15/36	76,000	71,975
5.63%, 2/01/36	66,000	63,815
5.55%, 1/15/37	83,000	79,228

System Energy Resources, Inc., 5.30%, 12/15/34	21,000	20,521

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Electric Utilities (Continued)
Virginia Electric and Power Co.,
2.45%, 12/15/50	$31,000	$17,294
5.45%, 4/01/53	21,000	19,848
5.55%, 8/15/54	92,000	87,919
Vistra Operations Co. LLC,
5.05%, 12/30/26(b)	135,000	135,119
6.95%, 10/15/33(b)	65,000	69,766
6.00%, 4/15/34(b)	572,000	577,731
5.70%, 12/30/34(b)	516,000	509,506
		11,140,976
Electric, Gas Marketing & Trading – 0.0%(g)
Jersey Central Power & Light Co., 5.10%, 1/15/35(b)	37,000	36,042
Entertainment Content – 0.2%
AppLovin Corp.,
5.38%, 12/01/31	529,000	531,179
5.95%, 12/01/54(h)	391,000	383,887
Paramount Global,
3.70%, 10/04/26	84,000	81,414
2.90%, 1/15/27	212,000	203,408
3.38%, 2/15/28	57,000	54,051
5.85%, 9/01/43	71,000	62,504
5.25%, 4/01/44	25,000	20,139
4.90%, 8/15/44	21,000	16,206
4.60%, 1/15/45	30,000	22,483
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(i)	33,000	32,168
		1,407,439
Gas & Water Utilities – 0.0%(g)
CenterPoint Energy Resources Corp.,
4.00%, 4/01/28	21,000	20,437
4.40%, 7/01/32	24,000	22,713
NiSource, Inc.,
3.49%, 5/15/27	67,000	65,207
5.40%, 6/30/33	42,000	41,830

ONE Gas, Inc., 5.10%, 4/01/29	18,000	18,182
Piedmont Natural Gas Co., Inc., 2.50%, 3/15/31	62,000	53,225
		221,594
Health Care Facilities & Services – 0.4%
CVS Health Corp., 5.13%, 7/20/45	105,000	90,004
Elevance Health, Inc.,
3.13%, 5/15/50	69,000	44,237
3.60%, 3/15/51	73,000	50,803
	Par(a)	Value
Health Care Facilities & Services (Continued)
Elevance Health, Inc.,
4.55%, 5/15/52	$124,000	$100,407
HCA, Inc.,
5.25%, 6/15/26(h)	507,000	508,338
5.45%, 4/01/31	1,709,000	1,717,371
5.45%, 9/15/34	451,000	441,793
5.95%, 9/15/54	160,000	153,103

Humana, Inc., 5.38%, 4/15/31	33,000	32,955
UnitedHealth Group, Inc.,
4.20%, 1/15/47	105,000	84,990
5.88%, 2/15/53	150,000	150,478
3.88%, 8/15/59	147,000	104,074
3.13%, 5/15/60	231,000	137,542
5.75%, 7/15/64	78,000	75,883
		3,691,978
Home Construction – 0.0%(g)
DR Horton, Inc., 5.00%, 10/15/34(h)	258,000	249,742
Institutional Financial Services – 1.1%
Goldman Sachs Group (The), Inc.,
(SOFR + 0.82%), 1.54%, 9/10/27(i)	44,000	41,760
(SOFR + 0.91%), 1.95%, 10/21/27(i)	265,000	252,365
(SOFR + 1.11%), 2.64%, 2/24/28(i)	329,000	314,770
(SOFR + 1.21%), 5.05%, 7/23/30(i)	1,092,000	1,089,147
(SOFR + 1.09%), 1.99%, 1/27/32(i)	468,000	390,223
(SOFR + 1.25%), 2.38%, 7/21/32(i)	24,000	20,232
(SOFR + 1.26%), 2.65%, 10/21/32(i)	932,000	793,037
(SOFR + 1.55%), 5.33%, 7/23/35(i)	1,039,000	1,022,253
(SOFR + 1.42%), 5.02%, 10/23/35(i)	212,000	203,677
(SOFR + 1.47%), 2.91%, 7/21/42(i)	84,000	58,842
4.80%, 7/08/44	128,000	114,368
Morgan Stanley,
(SOFR + 2.24%), 6.30%, 10/18/28(i)	602,000	624,021
(SOFR + 1.59%), 5.16%, 4/20/29(i)	925,000	930,340
(SOFR + 1.26%), 5.66%, 4/18/30(i)	1,137,000	1,160,933
(SOFR + 1.22%), 5.04%, 7/19/30(i)	912,000	910,549

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Institutional Financial Services (Continued)
Morgan Stanley,
(SOFR + 1.03%), 1.79%, 2/13/32(i)	$628,000	$517,334
(SOFR + 1.18%), 2.24%, 7/21/32(i)	228,000	190,696
(SOFR + 1.20%), 2.51%, 10/20/32(i)	480,000	405,808
(SOFR + 1.29%), 2.94%, 1/21/33(i)	539,000	464,670
(SOFR + 1.56%), 5.32%, 7/19/35(i)	191,000	188,722
		9,693,747
Insurance – 0.0%(g)
American International Group, Inc., 4.38%, 6/30/50	43,000	35,451
Arthur J Gallagher & Co.,
3.50%, 5/20/51	35,000	24,152
6.75%, 2/15/54	74,000	81,592

Marsh & McLennan Cos., Inc., 2.90%, 12/15/51	224,000	138,551
		279,746
Internet Media & Services – 0.1%
Meta Platforms, Inc.,
4.65%, 8/15/62	319,000	269,482
5.75%, 5/15/63	294,000	295,233
		564,715
IT Services – 0.1%
Gartner, Inc.,
4.50%, 7/01/28(b)	419,000	409,082
3.63%, 6/15/29(b)	595,000	557,009
		966,091
Machinery – 0.0%(g)
Caterpillar, Inc., 3.25%, 4/09/50	102,000	70,989
CNH Industrial Capital LLC, 4.50%, 10/08/27	80,000	79,380
		150,369
Medical Equipment & Devices – 0.0%(g)
Solventum Corp., 6.00%, 5/15/64	173,000	168,175
Thermo Fisher Scientific, Inc., 5.09%, 8/10/33	116,000	115,563
		283,738
Oil & Gas Supply Chain – 2.1%
Antero Resources Corp.,
7.63%, 2/01/29(b)	159,000	163,069
5.38%, 3/01/30(b)(h)	747,000	731,018
	Par(a)	Value
Oil & Gas Supply Chain (Continued)

APA Corp., 4.75%, 4/15/43(b)	$42,000	$32,935
Cameron LNG LLC,
3.30%, 1/15/35(b)	47,000	38,894
3.40%, 1/15/38(b)	479,000	395,978
Cheniere Corpus Christi Holdings LLC,
5.13%, 6/30/27	261,000	262,456
2.74%, 12/31/39	544,000	432,674
Cheniere Energy Partners L.P.,
4.00%, 3/01/31	320,000	296,221
3.25%, 1/31/32	502,000	435,519
5.95%, 6/30/33	20,000	20,436
5.75%, 8/15/34	233,000	233,473

Cheniere Energy, Inc., 5.65%, 4/15/34	567,000	566,815
Chevron Corp., 3.08%, 5/11/50	239,000	158,300
ConocoPhillips Co.,
3.80%, 3/15/52	88,000	63,991
4.03%, 3/15/62	116,000	83,604

Devon Energy Corp., 5.25%, 10/15/27	153,000	153,212
Diamondback Energy, Inc.,
3.25%, 12/01/26	1,525,000	1,486,442
3.50%, 12/01/29	1,126,000	1,051,401
3.13%, 3/24/31	1,031,000	920,608
4.40%, 3/24/51	282,000	219,265
4.25%, 3/15/52	440,000	331,441
5.90%, 4/18/64	723,000	678,829

Eastern Energy Gas Holdings LLC, 6.20%, 1/15/55	40,000	41,037
Energy Transfer L.P.,
4.95%, 5/15/28	88,000	88,127
4.95%, 6/15/28	56,000	56,041
7.38%, 2/01/31(b)	279,000	292,350
5.15%, 2/01/43	23,000	20,388
5.30%, 4/15/47	40,000	35,376
5.40%, 10/01/47	62,000	55,632
5.95%, 5/15/54(h)	169,000	162,602
6.05%, 9/01/54	399,000	388,814
EQM Midstream Partners L.P.,
7.50%, 6/01/27(b)	120,000	123,011
6.50%, 7/01/27(b)	260,000	265,346
4.50%, 1/15/29(b)	518,000	499,357
7.50%, 6/01/30(b)	381,000	410,395
4.75%, 1/15/31(b)	177,000	168,521
EQT Corp.,
3.13%, 5/15/26(b)	268,000	261,857

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Oil & Gas Supply Chain (Continued)
EQT Corp.,
3.90%, 10/01/27	$273,000	$265,806
5.70%, 4/01/28	390,000	397,065
5.00%, 1/15/29(h)	612,000	608,213
7.00%, 2/01/30	179,000	191,154
3.63%, 5/15/31(b)	999,000	898,888
5.75%, 2/01/34(h)	176,000	176,080
Expand Energy Corp.,
4.75%, 2/01/32	55,000	51,311
5.70%, 1/15/35	432,000	426,026

Exxon Mobil Corp., 4.11%, 3/01/46	24,000	19,481
Kinder Morgan Energy Partners L.P., 5.63%, 9/01/41	34,000	32,083
Kinder Morgan, Inc., 5.95%, 8/01/54(h)	155,000	150,699
NGPL PipeCo LLC, 3.25%, 7/15/31(b)	446,000	385,655
Ovintiv, Inc., 7.10%, 7/15/53	104,000	111,264
Sabine Pass Liquefaction LLC,
5.88%, 6/30/26	156,000	157,452
5.00%, 3/15/27	369,000	370,146
4.50%, 5/15/30	387,000	375,498
5.90%, 9/15/37	327,000	331,333
Targa Resources Corp.,
4.20%, 2/01/33	229,000	208,869
5.50%, 2/15/35	112,000	110,468
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
5.00%, 1/15/28	139,000	138,439
4.88%, 2/01/31	580,000	562,029
4.00%, 1/15/32	35,000	31,884
Viper Energy, Inc.,
5.38%, 11/01/27(b)	816,000	810,673
7.38%, 11/01/31(b)	515,000	538,625
		18,974,576
Real Estate Investment Trusts – 0.8%
American Tower Corp.,
2.10%, 6/15/30	22,000	18,890
2.70%, 4/15/31	174,000	151,167
5.65%, 3/15/33	33,000	33,557
5.45%, 2/15/34	488,000	488,835
Crown Castle, Inc.,
3.30%, 7/01/30	33,000	30,058
2.25%, 1/15/31	492,000	416,184
2.10%, 4/01/31	94,000	78,469
Equinix, Inc.,
2.50%, 5/15/31	393,000	337,189
	Par(a)	Value
Real Estate Investment Trusts (Continued)
Equinix, Inc.,
3.90%, 4/15/32(h)	$114,000	$105,234
Extra Space Storage L.P.,
5.50%, 7/01/30(h)	20,000	20,316
2.40%, 10/15/31	66,000	55,233
GLP Capital L.P./GLP Financing II, Inc.,
5.75%, 6/01/28	761,000	769,974
5.30%, 1/15/29	49,000	48,738
4.00%, 1/15/30(h)	289,000	270,499
3.25%, 1/15/32	620,000	532,198
6.25%, 9/15/54	379,000	375,022
NNN REIT, Inc.,
3.10%, 4/15/50	42,000	26,506
3.50%, 4/15/51	168,000	114,384
3.00%, 4/15/52	28,000	16,970
VICI Properties L.P.,
4.95%, 2/15/30	125,000	122,880
5.13%, 11/15/31	44,000	42,987
5.13%, 5/15/32	962,000	935,267
6.13%, 4/01/54(h)	295,000	291,919
VICI Properties L.P./VICI Note Co., Inc.,
4.25%, 12/01/26(b)	108,000	106,291
5.75%, 2/01/27(b)	40,000	40,373
3.75%, 2/15/27(b)	647,000	628,673
4.50%, 1/15/28(b)	454,000	444,982
3.88%, 2/15/29(b)	198,000	187,020
4.63%, 12/01/29(b)	745,000	715,681
		7,405,496
Retail - Discretionary – 0.1%
Home Depot (The), Inc.,
3.35%, 4/15/50	225,000	157,392
5.40%, 6/25/64	135,000	129,125
Lowe's Cos., Inc.,
3.00%, 10/15/50	356,000	221,745
3.50%, 4/01/51	59,000	40,444
5.63%, 4/15/53	38,000	36,527
5.75%, 7/01/53(h)	21,000	20,516
5.80%, 9/15/62	140,000	135,986
		741,735
Semiconductors – 0.2%
Broadcom, Inc.,
5.15%, 11/15/31	151,000	151,390
4.55%, 2/15/32	178,000	171,488
5.20%, 4/15/32	246,000	245,937
3.47%, 4/15/34(b)	324,000	279,973
4.80%, 10/15/34	108,000	103,410
3.14%, 11/15/35(b)	182,000	147,928

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Semiconductors (Continued)
Intel Corp.,
3.05%, 8/12/51(h)	$111,000	$63,278
3.20%, 8/12/61	136,000	74,740

KLA Corp., 3.30%, 3/01/50	116,000	80,225
Lam Research Corp., 3.13%, 6/15/60	34,000	20,885
Texas Instruments, Inc., 4.10%, 8/16/52	91,000	71,987
		1,411,241
Software – 0.1%
Oracle Corp.,
3.60%, 4/01/50	508,000	352,622
3.95%, 3/25/51	160,000	117,859
5.38%, 9/27/54	45,000	41,130
4.38%, 5/15/55	33,000	25,656
6.00%, 8/03/55	65,000	64,793
3.85%, 4/01/60	305,000	208,246
5.50%, 9/27/64(h)	150,000	135,691
6.13%, 8/03/65	215,000	214,317
		1,160,314
Specialty Finance – 0.3%
American Express Co., (SOFR + 1.42%), 5.28%, 7/26/35(i)	105,000	103,812
Bain Capital Specialty Finance, Inc., 5.95%, 3/15/30	65,000	64,463
Capital One Financial Corp.,
(SOFR + 2.37%), 5.27%, 5/10/33(i)	208,000	203,500
(SOFR + 2.04%), 6.18%, 1/30/36(i)	65,000	65,284
Global Payments, Inc.,
2.90%, 5/15/30	23,000	20,526
5.95%, 8/15/52(h)	21,000	20,331

Placehold Womchi 1L Notes, 0.00%, 1/01/53(d)	44,142	44,142
Placehold Womchi Converts, 0.00%, 1/01/53(d)	215,330	215,330
Sixth Street Lending Partners, 6.13%, 7/15/30(b)	120,000	120,689
Synchrony Financial,
3.95%, 12/01/27	37,000	35,853
5.15%, 3/19/29	209,000	206,960
(SOFR Index + 2.13%), 5.94%, 8/02/30(i)	428,000	433,597
2.88%, 10/28/31(h)	299,000	251,361
7.25%, 2/02/33(h)	535,000	559,833
		2,345,681
	Par(a)	Value
Technology Hardware – 0.0%(g)
Dell International LLC/EMC Corp.,
4.85%, 2/01/35(h)	$45,000	$42,564
3.45%, 12/15/51	44,000	29,556

Hewlett Packard Enterprise Co., 6.35%, 10/15/45	51,000	53,219
Juniper Networks, Inc., 5.95%, 3/15/41	19,000	18,669
Motorola Solutions, Inc.,
2.75%, 5/24/31	24,000	20,888
5.60%, 6/01/32	42,000	42,953
		207,849
Telecommunications – 0.4%
AT&T Reign II Multi-Property Lease-Backed Pass-Through Trust, 6.09%, 12/15/44(b)	420,000	422,520
AT&T, Inc.,
4.30%, 2/15/30(b)	105,000	101,923
5.45%, 3/01/47	147,000	138,908
4.50%, 3/09/48	85,000	70,217
3.50%, 9/15/53	165,000	111,428
3.80%, 12/01/57	96,000	66,566
3.65%, 9/15/59	647,000	431,537

Sprint LLC, 7.63%, 3/01/26	525,000	535,388
T-Mobile USA, Inc.,
3.88%, 4/15/30	323,000	305,320
5.80%, 9/15/62	365,000	355,492
Verizon Communications, Inc.,
1.50%, 9/18/30	531,000	443,101
1.68%, 10/30/30	29,000	24,162
2.36%, 3/15/32	221,000	183,846
		3,190,408
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
3.40%, 2/04/41	547,000	396,757
4.25%, 8/09/42	149,000	119,091
3.70%, 2/04/51	254,000	173,287
6.20%, 2/14/59	84,000	82,581
		771,716
Transportation & Logistics – 0.2%
AS Mileage Plan IP Ltd., 5.31%, 10/20/31(b)	361,000	354,794
Burlington Northern Santa Fe LLC,
3.05%, 2/15/51	39,000	25,488
3.30%, 9/15/51	109,000	74,876
2.88%, 6/15/52	302,000	188,302

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Transportation & Logistics (Continued)
CSX Corp.,
4.30%, 3/01/48	$45,000	$37,246
3.80%, 4/15/50	61,000	46,131
4.50%, 11/15/52(h)	31,000	26,255
4.90%, 3/15/55	33,000	29,574

Delta Air Lines Pass Through Trust, Series 2015-1, Class AA, 3.63%, 7/30/27	43,928	42,644
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd., 6.50%, 6/20/27(b)	83,633	84,371
Norfolk Southern Corp.,
3.40%, 11/01/49	206,000	143,251
4.05%, 8/15/52	42,000	32,354
4.55%, 6/01/53	117,000	98,016
Union Pacific Corp.,
3.84%, 3/20/60	159,000	114,151
2.97%, 9/16/62	89,000	51,423
3.85%, 2/14/72	44,000	30,401

United Airlines Pass Through Trust, Series 2024-1, Class A, 5.88%, 2/15/37	186,000	186,392
		1,565,669
Total Corporate Bonds (Cost $87,967,387)		86,963,156

Foreign Government Inflation-Linked Bonds – 0.0%(g)
Sovereign Government – 0.0%(g)
Republic of Poland Government Bond,
1.75%, 8/25/31	PLN	313,000	73,873
2.00%, 8/25/36		179,000	38,828
			112,701
Total Foreign Government Inflation-Linked Bonds (Cost $115,704)			112,701

Foreign Issuer Bonds – 2.8%
Argentina – 0.0%(g)
Argentine Republic Government International Bond,
1.00%, 7/09/29		5,670	4,452
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(f)		11,450	7,777
		Par(a)	Value
Argentina (Continued)
Argentine Republic Government International Bond,
5.00%, 1/09/38		$6,900	$4,971
(Step to 4.88% on 7/09/29), 3.50%, 7/09/41(f)		11,400	7,213

Vista Energy Argentina S.A.U., 7.63%, 12/10/35(b)		42,000	41,202
YPF S.A.,
6.95%, 7/21/27		14,000	14,097
9.50%, 1/17/31(b)		41,000	43,492
			123,204
Australia – 0.1%
Glencore Funding LLC,
6.38%, 10/06/30(b)		527,000	555,150
2.85%, 4/27/31(b)		23,000	20,042
			575,192
Belgium – 0.1%
Kingdom of Belgium Government Bond, 3.30%, 6/22/54(b)	EUR	885,520	861,523
Brazil – 0.1%
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/29	BRL	2,600,000	386,597
10.00%, 1/01/35	BRL	4,886,000	643,401
Samarco Mineracao S.A.,
9.00%, 6/30/31(k)		58,352	56,435
9.00%, 6/30/31(b)(k)		33,241	32,149

Vale Overseas Ltd., 6.40%, 6/28/54(h)		2,000	1,983
			1,120,565
Canada – 0.1%
Brookfield Finance, Inc., (5Y US Treasury CMT + 2.08%), 6.30%, 1/15/55(i)		195,000	187,225
Rogers Communications, Inc., 5.30%, 2/15/34		480,000	465,580
South Bow USA Infrastructure Holdings LLC, 4.91%, 9/01/27(b)		120,000	119,561
			772,366
Chile – 0.0%(g)
Banco de Credito e Inversiones S.A., (5Y US Treasury CMT + 4.94%), 8.75%, 5/08/29(b)(i)(l)		18,000	18,890

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Chile (Continued)
Empresa Nacional del Petroleo, 6.15%, 5/10/33(b)		$18,000	$18,080
Kenbourne Invest S.A., 6.88%, 11/26/24(b)(m)		203,000	73,867
Latam Airlines Group S.A., 7.88%, 4/15/30(b)		19,000	19,095
			129,932
China – 0.0%(g)
NXP B.V./NXP Funding LLC/NXP USA, Inc.,
2.50%, 5/11/31		85,000	72,854
2.65%, 2/15/32		24,000	20,286
5.00%, 1/15/33		21,000	20,516
			113,656
Colombia – 0.1%
Colombia Telecomunicaciones S.A. ESP, 4.95%, 7/17/30(b)		200,000	171,932
Colombian TES,
5.75%, 11/03/27	COP	250,300,000	54,088
6.00%, 4/28/28	COP	355,900,000	75,478
7.75%, 9/18/30	COP	548,000,000	114,946
Ecopetrol S.A.,
7.75%, 2/01/32		29,000	28,496
8.88%, 1/13/33		17,000	17,522

Gran Tierra Energy, Inc., 9.50%, 10/15/29(b)(h)		19,000	17,907
Oleoducto Central S.A., 4.00%, 7/14/27(b)		20,000	19,067
			499,436
Czech Republic – 0.0%(g)
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	2,150,000	86,120
5.00%, 9/30/30	CZK	840,000	37,060
4.20%, 12/04/36	CZK	1,300,000	54,391
			177,571
Dominican Republic – 0.0%(g)
Dominican Republic International Bond, 4.88%, 9/23/32(b)		70,000	63,070
		Par(a)	Value
Ecuador – 0.0%(g)
Ecuador Government International Bond,
(Step to 6.90% on 7/31/25), 5.50%, 7/31/35(f)		$20,682	$13,543
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(f)		28,388	16,668
			30,211
Egypt – 0.0%(g)
Egypt Government Bond, 24.46%, 10/01/27	EGP	463,000	9,536
Germany – 0.1%
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 8/15/54	EUR	740,000	736,290
Ghana – 0.0%(g)
Ghana Government International Bond, (Step to 6.00% on 7/03/28), 5.00%, 7/03/35(b)(f)		22,464	16,396
Hong Kong – 0.0%(g)
Melco Resorts Finance Ltd., 5.75%, 7/21/28		200,000	191,040
Hungary – 0.0%(g)
Hungary Government International Bond,
4.00%, 7/25/29	EUR	200,000	213,057
5.38%, 9/12/33	EUR	6,000	6,717
			219,774
India – 0.3%
Continuum Green Energy India Pvt./Co-Issuers, 7.50%, 6/26/33		390,900	401,772
Diamond II Ltd., 7.95%, 7/28/26		450,000	457,667
Greenko Power II Ltd., 4.30%, 12/13/28(h)		250,500	234,829
India Clean Energy Holdings, 4.50%, 4/18/27		400,000	380,500
India Green Power Holdings, 4.00%, 2/22/27		233,325	222,592
IRB Infrastructure Developers Ltd., 7.11%, 3/11/32		400,000	404,023
JSW Hydro Energy Ltd., 4.13%, 5/18/31		147,500	132,381
ReNew Pvt. Ltd., 5.88%, 3/05/27		200,000	196,400
			2,430,164

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
Indonesia – 0.1%
Indonesia Government International Bond,
2.85%, 2/14/30		$400,000	$361,649
3.05%, 3/12/51		222,000	144,469

Medco Laurel Tree Pte. Ltd., 6.95%, 11/12/28(h)		200,000	201,391
Medco Maple Tree Pte. Ltd., 8.96%, 4/27/29(b)		13,000	13,762
Minejesa Capital B.V., 5.63%, 8/10/37		200,000	188,841
			910,112
Israel – 0.0%(g)
Israel Government International Bond, 5.75%, 3/12/54		204,000	189,281
Japan – 0.1%
Rakuten Group, Inc., 9.75%, 4/15/29(h)		400,000	436,878
SoftBank Group Corp., 7.00%, 7/08/31		450,000	458,568
			895,446
Lebanon – 0.0%(g)
Lebanon Government International Bond,
6.85%, 3/23/27(m)		17,000	2,679
6.65%, 11/03/28(m)		42,000	6,784
			9,463
Macau – 0.1%
MGM China Holdings Ltd., 7.13%, 6/26/31		500,000	509,733
Studio City Co. Ltd., 7.00%, 2/15/27		200,000	201,203
Wynn Macau Ltd., 5.63%, 8/26/28		200,000	192,997
			903,933
Mexico – 0.4%
Grupo Posadas S.A.B. de C.V., (Step to 8.00% on 12/30/25), 7.00%, 12/30/27(f)		26,100	23,659
Mexican Bonos,
8.50%, 3/01/29	MXN	8,000,000	370,146
8.50%, 5/31/29	MXN	5,700,000	263,924
7.75%, 11/23/34	MXN	15,350,000	638,994
8.00%, 11/07/47	MXN	574,000	21,875
Mexico Government International Bond,
2.66%, 5/24/31		568,000	465,750
3.50%, 2/12/34		235,000	187,748
6.35%, 2/09/35		1,062,000	1,042,320
4.50%, 1/31/50		620,000	435,983
		Par(a)	Value
Mexico (Continued)

Petroleos Mexicanos, 6.50%, 3/13/27		$231,000	$222,853
			3,673,252
Nigeria – 0.0%(g)
Nigeria Government International Bond, 7.14%, 2/23/30		207,000	190,691
Panama – 0.1%
Panama Government International Bond,
3.88%, 3/17/28		400,000	373,609
4.50%, 4/01/56		247,000	151,034
			524,643
Peru – 0.0%(g)
Peruvian Government International Bond, 3.55%, 3/10/51(h)		180,000	121,669
Volcan Cia Minera S.A.A., 8.75%, 1/24/30(b)		4,000	3,815
			125,484
Philippines – 0.1%
Philippine Government International Bond,
3.00%, 2/01/28		400,000	379,706
3.20%, 7/06/46		267,000	183,463
			563,169
Poland – 0.0%(g)
Republic of Poland Government Bond,
5.75%, 4/25/29	PLN	688,000	171,496
4.75%, 7/25/29	PLN	345,000	82,625
2.75%, 10/25/29	PLN	360,000	79,037
			333,158
Saudi Arabia – 0.0%(g)
Saudi Government International Bond, 3.45%, 2/02/61		200,000	123,479
Singapore – 0.0%(g)
Puma International Financing S.A., 7.75%, 4/25/29		200,000	202,760
South Africa – 0.1%
Anglo American Capital PLC, 4.75%, 3/16/52(b)		217,000	180,932
Republic of South Africa Government Bond,
8.00%, 1/31/30	ZAR	2,890,000	148,251
7.00%, 2/28/31	ZAR	1,562,400	74,398

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
		Par(a)	Value
South Africa (Continued)
Republic of South Africa Government Bond,
8.75%, 1/31/44	ZAR	$576,000	$24,770
8.75%, 2/28/48	ZAR	1,792,000	76,263
			504,614
Supranational – 0.4%
European Union,
2.50%, 10/04/52	EUR	262,000	228,197
3.00%, 3/04/53	EUR	2,981,389	2,859,662
			3,087,859
Thailand – 0.0%(g)
Bangkok Bank PCL, 5.30%, 9/21/28(b)		18,000	18,163
Turkey – 0.0%(g)
Turkiye Government Bond,
37.00%, 2/18/26	TRY	1,058,000	29,860
31.08%, 11/08/28	TRY	417,000	12,317
30.00%, 9/12/29	TRY	1,400,000	40,706
26.20%, 10/05/33	TRY	3,133,000	90,172
27.70%, 9/27/34	TRY	1,430,000	43,563
			216,618
Ukraine – 0.0%(g)
Ukraine Government International Bond,
(Step to 4.50% on 8/01/25), 1.75%, 2/01/29(b)(f)		26,238	18,399
(Step to 4.50% on 8/01/25), 1.75%, 2/01/34(f)		21,000	11,859
(Step to 4.50% on 8/01/25), 1.75%, 2/01/36(f)		21,800	11,976
1.16%, 8/01/41(n)		40,000	33,500
			75,734
United Arab Emirates – 0.0%(g)
MDGH GMTN RSC Ltd., 4.38%, 11/22/33(b)		19,000	17,793
United Kingdom – 0.5%
BAE Systems PLC, 3.40%, 4/15/30(b)		427,000	394,961
BAT Capital Corp.,
7.08%, 8/02/43		301,000	326,932
4.54%, 8/15/47		46,000	36,703
4.76%, 9/06/49		195,000	159,383
5.28%, 4/02/50		285,000	250,561
5.65%, 3/16/52		244,000	225,164
7.08%, 8/02/53		835,000	921,197
		Par(a)	Value
United Kingdom (Continued)

Reynolds American, Inc., 8.13%, 5/01/40		$205,000	$238,115
United Kingdom Gilt, 4.38%, 7/31/54	GBP	1,573,718	1,732,309
			4,285,325
Uruguay – 0.0%(g)
Oriental Republic of Uruguay, 5.25%, 9/10/60		5,000	4,500
Uruguay Government International Bond, 5.10%, 6/18/50		267,641	243,271
			247,771
Venezuela – 0.0%(g)
Petroleos de Venezuela S.A., 9.75%, 5/17/35(m)		118,000	15,340
Venezuela Government International Bond, 11.95%, 8/05/31(m)		88,000	15,977
			31,317
Vietnam – 0.0%(g)
Mong Duong Finance Holdings B.V., 5.13%, 5/07/29		190,613	183,015
Zambia – 0.0%(g)
Zambia Government International Bond, 0.50%, 12/31/53		50,000	30,384
Total Foreign Issuer Bonds (Cost $27,088,866)			25,413,390

Mortgage-Backed Securities – 18.3%
Commercial Mortgage-Backed Securities – 1.2%
245 Park Avenue Trust, Series 2017-245P, Class E, 3.66%, 6/05/37(b)(e)		740,000	682,402
Atrium Hotel Portfolio Trust,
Series 2024-ATRM, Class A, 5.59%, 11/10/29(b)(e)		150,000	150,613
Series 2024-ATRM, Class E, 9.52%, 11/10/29(b)(e)		30,000	30,944
BAHA Trust,
Series 2024-MAR, Class A, 6.17%, 12/10/29(b)(e)		590,000	600,144
Series 2024-MAR, Class B, 7.07%, 12/10/29(b)(e)		106,000	109,968

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BAHA Trust,
Series 2024-MAR, Class C, 7.77%, 12/10/29(b)(e)	$260,000	$270,613
BANK5,
Series 2024-5YR10, Class A3, 5.30%, 10/15/57	37,000	37,347
Series 2024-5YR11, Class A3, 5.89%, 11/15/57	261,000	269,343
Bayview Commercial Asset Trust,
Series 2006-1A, Class A1, (1M CME Term SOFR + 0.52%), 4.83%, 4/25/36(b)(c)	197,905	183,731
Series 2007-4A, Class A1, (1M CME Term SOFR + 0.79%, 0.68% Floor), 5.10%, 9/25/37(b)(c)	192,398	181,703

Benchmark Mortgage Trust, Series 2019-B9, Class XA, 1.01%, 3/15/52(e)(o)	1,637,759	54,569
BFLD Commercial Mortgage Trust,
Series 2024-UNIV, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.80%, 11/15/29(b)(c)	80,000	80,200
Series 2024-UNIV, Class E, (1M CME Term SOFR + 3.64%, 3.64% Floor), 7.95%, 11/15/29(b)(c)	50,000	50,324

BHMS, Series 2018-ATLS, Class A, (1M CME Term SOFR + 1.55%, 1.50% Floor), 5.85%, 7/15/35(b)(c)	190,000	189,883
BPR Commercial Mortgage Trust, Series 2024-PARK, Class A, 5.39%, 11/05/39(b)(e)	110,000	109,823
BPR Trust, Series 2024-PMDW, Class A, 5.36%, 11/05/29(b)	70,000	70,086
BX Commercial Mortgage Trust,
Series 2024-KING, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.85%, 5/15/34(b)(c)	197,401	198,080
		Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
BX Commercial Mortgage Trust,
Series 2024-PURE, Class A, (CORRA Index + 1.90%, 1.90% Floor), 5.08%, 11/15/29(b)(c)	CAD	$26,000	$17,921

BXP Trust, Series 2017-GM, Class D, 3.42%, 6/13/39(b)(e)		370,000	347,081
CAMB Commercial Mortgage Trust, Series 2019-LIFE, Class D, (1M CME Term SOFR + 2.05%, 1.75% Floor), 6.35%, 12/15/37(b)(c)		100,000	100,000
CFK Trust, Series 2019-FAX, Class D, 4.64%, 1/15/39(b)(e)		100,000	91,197
COMM Mortgage Trust, Series 2024-CBM, Class A2, 5.87%, 12/10/41(b)		110,000	111,488
CSTL Commercial Mortgage Trust, Series 2024-GATE, Class A, 4.92%, 11/10/29(b)(e)		160,000	156,954
DBGS Mortgage Trust, Series 2019-1735, Class X, 0.29%, 4/10/37(e)(o)		13,945,000	138,129
EQT Trust, Series 2024-EXTR, Class A, 5.33%, 7/05/41(b)		404,000	404,516
Fontainbleau Miami Beach Mortgage Trust, Series 2024-FBLU, Class G, (1M CME Term SOFR + 5.65%, 5.65% Floor), 9.96%, 12/15/29(b)(c)		100,000	100,563
GS Mortgage Securities Corp. Trust, Series 2023-SHIP, Class E, 7.43%, 9/10/38(b)(e)		32,000	32,254
HONO Mortgage Trust, Series 2021-LULU, Class A, (1M CME Term SOFR + 1.26%, 1.15% Floor), 5.57%, 10/15/36(b)(c)		580,300	573,046
Interest STRIP, Series 427, Class C71, 3.00%, 10/25/49(o)		405,445	66,484
INV Mortgage Trust, Series 2024-IND, Class A, (1M CME Term SOFR + 1.74%, 1.74% Floor), 6.05%, 11/15/41(b)(c)		510,000	511,594

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
JP Morgan Chase Commercial Mortgage Securities Trust,
Series 2024-IGLG, Class A, 5.17%, 11/09/39(b)(e)	$510,000	$508,289
Series 2024-IGLG, Class D, 6.48%, 11/09/39(b)(e)	140,000	139,036
Series 2024-IGLG, Class E, 7.25%, 11/09/39(b)(e)	435,000	432,020
Series 2024-IGLG, Class F, 8.22%, 11/09/39(b)(e)	372,000	369,468

JW Commercial Mortgage Trust, Series 2024-MRCO, Class A, (1M CME Term SOFR + 1.62%, 1.62% Floor), 5.93%, 6/15/39(b)(c)	100,000	100,156
KSL Commercial Mortgage Trust, Series 2024-HT2, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.85%, 12/15/39(b)(c)	100,000	100,281
MCR Mortgage Trust, Series 2024-HF1, Class A, (1M CME Term SOFR + 1.79%, 1.79% Floor), 6.10%, 12/15/41(b)(c)	328,000	329,743
Morgan Stanley Capital I Trust, Series 2019-L2, Class XA, 1.00%, 3/15/52(e)(o)	2,330,895	77,636
MSWF Commercial Mortgage Trust, Series 2023-2, Class XA, 0.91%, 12/15/56(e)(o)	999,067	60,986
ORL Trust, Series 2024-GLKS, Class A, (1M CME Term SOFR + 1.49%, 1.49% Floor), 5.80%, 12/15/39(b)(c)	100,000	100,281
Petroleos Mexicanos, 7.50%, 3/20/26	422,000	422,000
PFP Ltd., Series 2022-9, Class A, (1M CME Term SOFR + 2.27%, 2.27% Floor), 6.58%, 8/19/35(b)(c)	87,985	88,107
Real Estate Mortgage Investment Conduits,
Series 2020-32, PI, 4.00%, 5/25/50(o)	73,463	15,427
Series 2021-50, Class IO, 4.00%, 8/25/51(o)	225,255	43,938
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)
Real Estate Mortgage Investment Conduits,
Series 5081, Class AI, 3.50%, 3/25/51(o)	$74,688	$13,892
Series 5112, Class KI, 3.50%, 6/25/51(o)	360,000	66,829
Series 5127, Class AI, 3.00%, 6/25/51(o)	141,626	23,585

ROCK Trust, Series 2024-CNTR, Class E, 8.82%, 11/13/41(b)	100,000	105,563
SELF Commerical Mortgage Trust,
Series 2024-STRG, Class A, (1M CME Term SOFR + 1.54%, 1.54% Floor), 5.85%, 11/15/34(b)(c)	210,000	210,466
Series 2024-STRG, Class E, (1M CME Term SOFR + 4.19%, 4.19% Floor), 8.49%, 11/15/34(b)(c)	100,000	100,153
Series 2024-STRG, Class F, (1M CME Term SOFR + 5.19%, 5.19% Floor), 9.49%, 11/15/34(b)(c)	100,000	100,143

Series 2020-146, Class DI, 2.50%, 10/20/50(o)	62,315	9,039
Series 2020-185, Class MI, 2.50%, 12/20/50(o)	65,543	9,256
Series 2021-58, Class IY, 3.00%, 2/20/51(o)	650,875	109,064
Series 2021-67, Class QI, 3.00%, 4/20/51(o)	66,221	11,039
Series 2021-76, Class JI, 3.00%, 8/20/50(o)	68,009	11,337
Series 2021-78, Class IP, 3.00%, 5/20/51(o)	616,272	106,277
Series 2021-83, Class PI, 3.00%, 5/20/51(o)	221,635	36,680
Series 2021-96, Class MI, 3.00%, 6/20/51(o)	118,916	19,822
Series 2021-97, Class LI, 3.00%, 8/20/50(o)	789,520	131,593
Series 2022-78, Class IO, 3.00%, 8/20/51(o)	71,099	12,173
Series 2022-85, Class IK, 3.00%, 5/20/51(o)	363,576	60,667
THE Trust, Series 2023-MIC, Class A, 8.44%, 12/05/38(b)(e)	30,000	32,406

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Commercial Mortgage-Backed Securities (Continued)

TTAN, Series 2021-MHC, Class F, (1M CME Term SOFR + 3.01%, 2.90% Floor), 7.32%, 3/15/38(b)(c)	$70,752	$70,796
VEGAS,
Series 2024-GCS, Class C, 6.22%, 7/10/36(b)(e)	140,000	135,482
Series 2024-GCS, Class D, 6.22%, 7/10/36(b)(e)	330,000	305,344

VEGAS Trust, Series 2024-TI, Class A, 5.52%, 11/10/39(b)	260,000	261,765
Velocity Commercial Capital Loan Trust,
Series 2024-1, Class A, 6.55%, 1/25/54(b)	76,018	76,680
Series 2024-6, Class M3, 6.92%, 12/25/54(b)(e)	99,182	98,645

Wells Fargo Commercial Mortgage Trust, Series 2024-5C2, Class A3, 5.92%, 11/15/57	70,000	72,341
		10,899,405
Federal Home Loan Mortgage Corporation – 3.5%
Multiclass Certificates, Series 2024-P015, Class A1, 4.45%, 11/25/32(e)	46,889	44,306
Pool,
3.50%, 1/01/34 - 2/01/48	389,586	360,066
2.00%, 9/01/35 - 2/01/52	9,736,484	7,775,796
1.50%, 4/01/36 - 6/01/51	988,095	787,195
3.00%, 9/01/37 - 8/01/52	4,650,628	4,040,725
4.50%, 1/01/49 - 1/01/54	8,006,101	7,555,099
4.00%, 6/01/49 - 6/01/52	634,922	587,594
2.50%, 7/01/50 - 4/01/52	5,249,637	4,350,525
5.00%, 6/01/52 - 11/01/53	2,636,208	2,553,502
6.00%, 11/01/52 - 12/01/54	1,677,440	1,699,526
5.50%, 1/01/53 - 12/01/54	1,332,235	1,323,429
6.50%, 11/01/53 - 9/01/54	87,487	90,384
7.50%, 12/01/53	1	2
		31,168,149
	Par(a)	Value
Federal Home Loan Mortgage Corporation Gold – 0.3%
Pool,
3.00%, 10/01/32 - 12/01/32	$406,474	$387,534
4.50%, 4/01/47 - 4/01/49	451,107	433,322
5.00%, 11/01/48	23,479	23,179
3.50%, 4/01/49	1,833,569	1,663,505
		2,507,540
Federal National Mortgage Association – 4.4%
Pool,
3.00%, 9/01/28 - 6/01/52	1,720,222	1,530,825
2.50%, 12/01/33 - 2/01/52	9,527,792	7,997,320
3.50%, 1/01/34 - 1/01/51	2,718,163	2,436,826
2.00%, 9/01/35 - 3/01/52	12,475,634	10,042,285
1.50%, 3/01/36 - 3/01/51	3,852,831	3,112,045
4.50%, 11/01/43 - 7/01/52	2,013,073	1,926,462
4.00%, 7/01/44 - 5/01/52	2,986,224	2,766,225
5.00%, 8/01/48 - 4/01/53	965,964	940,824
6.00%, 11/01/52 - 9/01/54	2,832,804	2,869,768
5.50%, 1/01/53 - 12/01/54	3,515,997	3,486,465
6.50%, 8/01/53 - 9/01/54	2,128,009	2,192,431
		39,301,476
Government National Mortgage Association – 1.9%
Pool,
3.00%, 2/01/54(d)	1,644,000	1,430,577
6.50%, 2/01/54(d)	975,000	993,479
2.00%, 2/01/55(d)	2,838,000	2,272,617
2.50%, 2/01/55(d)	2,165,000	1,809,921
3.50%, 2/01/55(d)	2,201,000	1,969,379
4.00%, 2/01/55(d)	852,000	784,506
4.50%, 2/01/55(d)	1,824,000	1,724,820
5.00%, 2/01/55(d)	2,334,000	2,267,991
5.50%, 2/01/55(d)	2,364,000	2,347,009
6.00%, 2/01/55(d)	1,607,000	1,620,559
		17,220,858
Government National Mortgage Association II – 0.7%
Pool,
3.50%, 4/20/45 - 2/20/48	378,695	343,101
4.00%, 3/20/47 - 12/20/52	946,756	875,601
4.50%, 4/20/47 - 8/20/50	136,884	131,376
3.00%, 4/20/50 - 1/20/52	1,801,483	1,571,382
2.00%, 8/20/50 - 2/20/51	1,872,666	1,501,363
2.50%, 4/20/51 - 1/20/53	2,573,417	2,153,171
		6,575,994

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Other – 0.0%(g)
FS Rialto Issuer LLC, Series 2024-FL9, Class A, (1M CME Term SOFR + 1.63%, 1.63% Floor), 5.93%, 10/19/39(b)(c)	$100,000	$100,314
Uniform Mortgage-Backed Securities – 5.3%
Pool,
3.00%, 2/01/39 - 2/01/53(d)	2,839,700	2,418,976
3.50%, 2/01/39 - 2/01/53(d)	1,196,000	1,060,850
1.50%, 2/01/40(d)	125,000	108,021
2.00%, 2/01/40 - 2/01/53(d)	2,617,000	2,128,994
2.50%, 2/01/40 - 2/01/53(d)	1,549,600	1,293,698
4.00%, 2/01/40 - 2/01/53(d)	1,471,000	1,353,531
4.50%, 2/01/40(d)	552,000	540,498
5.50%, 2/01/53(d)	16,221,000	16,019,098
6.00%, 2/01/54 - 3/01/54(d)	21,055,000	21,191,985
6.50%, 2/01/54(d)	949,000	972,910
		47,088,561
Whole Loan – 1.0%
A&D Mortgage Trust,
Series 2024-NQM5, Class A1, 5.70%, 11/25/69(b)	193,999	194,234
Series 2024-NQM5, Class M1, 6.52%, 11/25/69(b)	201,500	201,108

ACRA Trust, Series 2024-NQM1, Class A1, (Step to 6.61% on 11/25/28), 5.61%, 10/25/64(b)(f)	174,413	174,580
Angel Oak Mortgage Trust,
Series 2023-7, Class A1, (Step to 4.82% on 1/25/28), 4.80%, 11/25/67(b)(f)	108,719	106,321
Series 2024-10, Class A1, (Step to 6.35% on 11/25/28), 5.35%, 10/25/69(b)(f)	48,609	48,331
Series 2024-11, Class A1, (Step to 6.70% on 11/25/28), 5.70%, 8/25/69(b)(f)	391,138	391,509
Series 2025-1, Class A1, (Step to 6.69% on 2/25/29), 5.69%, 1/25/70(b)(f)	196,000	196,592
		Par(a)	Value
Whole Loan (Continued)

Braccan Mortgage Funding PLC, Series 2024-1, Class X, (SONIO/N Index + 4.34%), 9.19%, 1/15/67(c)	GBP	$144,000	$179,020
BRAVO Residential Funding Trust, Series 2023-NQM6, Class B1, 8.00%, 9/25/63(b)(e)		100,000	101,241
CAFL Issuer LLC, Series 2024-RTL1, Class A1, (Step to 8.25% on 6/28/27), 6.75%, 11/28/31(b)(f)		100,000	100,694
CHL Mortgage Pass-Through Trust,
Series 2006-17, Class A6, 6.00%, 12/25/36		5,101	2,229
Series 2007-9, Class A1, 5.75%, 7/25/37		25,328	11,718
Series 2007-9, Class A11, 5.75%, 7/25/37		13,839	6,403

CIM Trust, Series 2025-I1, Class M1, 6.44%, 10/25/69(b)		900,000	899,990
COLT Mortgage Loan Trust, Series 2024-6, Class A1, (Step to 6.39% on 11/25/28), 5.39%, 11/25/69(b)(f)		98,323	97,790
Cross Mortgage Trust,
Series 2023-H2, Class A1A, (Step to 8.14% on 11/25/27), 7.14%, 11/25/68(b)(f)		73,785	75,128
Series 2024-H7, Class A1, 5.59%, 11/25/69(b)(e)		517,699	517,588
Series 2025-H1, Class A1, 5.74%, 2/25/70(b)(e)		400,000	399,221
Series 2025-H1, Class M1, 6.48%, 2/25/70(b)		771,848	772,306
CSMC Trust,
Series 2022-NQM3, Class A1B, 4.27%, 3/25/67(b)(e)		111,000	104,221
Series 2022-NQM6, Class PT, 8.94%, 12/25/67(b)(e)		111,560	114,311

Deephaven Residential Mortgage Trust, Series 2024-1, Class A1, (Step to 6.74% on 11/25/28), 5.74%, 7/25/69(b)(f)		154,677	154,822

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
Whole Loan (Continued)
EFMT,
Series 2024-NQM1, Class A1A, (Step to 6.71% on 11/25/28), 5.71%, 11/25/69(b)(f)	$382,779	$383,168
Series 2025-NQM1, Class M1, 6.59%, 1/25/70(b)	762,245	765,144

GS Mortgage-Backed Securities Trust, Series 2022-NQM1, Class A4, 4.00%, 5/25/62(b)	70,141	63,425
GSR Mortgage Loan Trust, Series 2007-1F, Class 2A4, 5.50%, 1/25/37	55,242	93,629
Homes Trust,
Series 2024-NQM2, Class A1, (Step to 6.72% on 12/25/28), 5.72%, 10/25/69(b)(f)	104,558	104,639
Series 2025-AFC1, Class M1, 6.39%, 1/25/60(b)(e)	514,286	515,508

Impac Secured Assets Trust, Series 2006-3, Class A1, (1M CME Term SOFR + 0.45%, 0.34% Floor), 4.77%, 11/25/36(c)	91,865	82,228
JP Morgan Mortgage Trust, Series 2024-VIS2, Class B1, 7.73%, 11/25/64(b)(e)	25,000	25,194
MASTR Asset Securitization Trust,
Series 2007-1, Class 1A4, 6.50%, 11/25/37	568,118	111,183
Series 2007-2, Class A2, 6.25%, 1/25/38	300,286	156,209

Morgan Stanley Resecuritization Trust, Series 2015-R2, Class 2A1, (12MTA + 1.09%, 1.09% Floor), 5.07%, 12/26/46(b)(c)	512	511
Morgan Stanley Residential Mortgage Loan Trust,
Series 2025-NQM1, Class A1, 5.74%, 11/25/69(b)(e)	178,000	178,568
Series 2025-NQM1, Class M1, 6.50%, 11/25/69(b)	182,800	183,322
	Par(a)	Value
Whole Loan (Continued)
New Residential Mortgage Loan Trust,
Series 2024-NQM1, Class A1, (Step to 6.64% on 7/25/30), 5.64%, 1/25/65(b)(d)(f)	$152,000	$152,046
Series 2024-NQM1, Class M1, 6.47%, 1/25/65(b)(d)	501,164	501,574
Series 2024-NQM3, Class B1, 7.17%, 11/25/64(b)(e)	100,000	97,454

PRKCM Trust, Series 2023-AFC1, Class B1, 7.47%, 2/25/58(b)(e)	226,000	226,020
PRPM Trust, Series 2024-NQM1, Class B1, 7.52%, 12/25/68(b)(e)	100,000	100,354
RFMSI Trust, Series 006-SA4, Class 2A1, 5.69%, 11/25/36(e)	20,638	16,906
Verus Securitization Trust, Series 2023-2, Class B1, 7.52%, 3/25/68(b)(e)	100,000	100,383
Vista Point Securitization Trust, Series 2020-2, Class B2, 5.16%, 4/25/65(b)(e)	142,800	131,984
Voyager OPTONE Delaware Trust, Series 2009-1, Class SAA7, 2.27%, 2/25/38(e)(o)	162,852	35,458
WaMu Mortgage Pass-Through Certificates, Series 2006-AR13, Class 1A, (12MTA + 0.88%, 0.88% Floor), 5.63%, 10/25/46(c)	243,135	204,800
		9,079,064
Total Mortgage-Backed Securities (Cost $170,778,508)		163,941,361

Municipal Bonds – 0.3%
California – 0.1%
Bay Area Toll Authority Toll Bridge Subordinate Revenue Bonds, Series S1, Build America Bonds, 7.04%, 4/01/50	220,000	252,856
California State Taxable GO Unlimited Refunding Bonds, 4.60%, 4/01/38	415,000	388,798
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.50%, 4/01/34	65,000	73,999

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
California (Continued)
California State Various Purpose Taxable GO Unlimited Bonds, Build America Bonds,
7.55%, 4/01/39	$40,000	$46,948

Los Angeles Community College District GO Unlimited Bonds, Build America Bonds, 6.60%, 8/01/42	45,000	48,137
University of California Taxable General Revenue Bonds, Series AD, 4.86%, 5/15/12(p)	25,000	21,112
		831,850
Georgia – 0.0%(g)
Municipal Electric Authority of Georgia Taxable Revenue Bonds, Build America Bonds, 6.64%, 4/01/57	38,000	40,602
Illinois – 0.1%
Illinois State Taxable GO Unlimited Pension Bonds, 5.10%, 6/01/33	432,941	427,635
Louisiana – 0.0%(g)
Louisiana State Local Government Environmental Facilities & Community Development Authority Taxable Revenue Bonds, Louisiana Utilities Restoration Corp. Project, 4.15%, 2/01/33	70,000	67,670
New Jersey – 0.0%(g)
New Jersey State Turnpike Authority Taxable Revenue Bonds, Build America Bonds, 7.41%, 1/01/40	106,000	123,819
New York – 0.1%
Metropolitan Transportation Authority Revenue Bonds, Build America Bonds, 6.67%, 11/15/39	70,000	75,221
New York City Municipal Water Finance Authority Water & Sewer System Second General Resolution Taxable Revenue Bonds, 5.88%, 6/15/44	30,000	30,143
	Par(a)	Value
New York (Continued)
New York City Municipal Water Finance Authority Water & Sewer System Taxable Revenue Bonds, Build America Bonds, 6.01%, 6/15/42	$95,000	$97,464
New York State Dormitory Authority Personal Income TRB, Build America Bonds, 5.39%, 3/15/40	30,000	29,411
Port Authority of New York & New Jersey Consolidated 164th Taxable Revenue Bonds, 5.65%, 11/01/40	65,000	67,690
Port Authority of New York & New Jersey Consolidated 168th Revenue Bonds, 4.93%, 10/01/51	85,000	78,948
Port Authority of New York & New Jersey Consolidated Taxable Revenue Bonds, Series 181, 4.96%, 8/01/46	60,000	56,816
		435,693
Ohio – 0.0%(g)
American Municipal Power-Ohio, Inc., Taxable Revenue Bonds, Series B, Combined Hydroelectric Projects, 8.08%, 2/15/50	75,000	94,125
Texas – 0.0%(g)
Port Beaumont Navigation District Dock & Wharf Facility Taxable Revenue Bonds, Jefferson Gulf Coast Energy Project, 10.00%, 7/01/26(b)	190,000	193,925
San Antonio Electric & Gas Junior Lien Revenue Bonds, Build America Bonds, 5.81%, 2/01/41	75,000	75,383
Texas State Taxable GO Unlimited Bonds, Build America Bonds, 5.52%, 4/01/39	155,000	156,369
		425,677
Total Municipal Bonds (Cost $2,787,225)		2,447,071

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value

Term Loans – 0.0%(c)(g)
Software – 0.0%(g)
ConnectWise LLC, Initial Term Loan, (3M USD CME Term SOFR + 3.50%, 0.50% Floor), 8.09%, 9/29/28	$22,853	$23,013
Total Term Loans (Cost $22,791)		23,013

U.S. Government Obligations – 11.6%
U.S. Treasury Bonds – 2.7%
4.25%, 5/15/39	64,000	61,020
4.38%, 11/15/39	64,000	61,613
4.63%, 2/15/40	458,000	452,472
1.13%, 5/15/40	1,373,000	830,987
3.88%, 8/15/40	458,000	413,882
1.13%, 8/15/40	1,373,000	823,961
4.25%, 11/15/40	1,312,700	1,238,245
1.38%, 11/15/40	1,373,000	854,263
4.75%, 2/15/41	969,900	968,498
1.88%, 2/15/41	1,863,700	1,255,741
4.38%, 5/15/41	714,500	682,571
3.00%, 5/15/42	539,000	423,978
3.13%, 2/15/43	245,000	194,134
3.88%, 2/15/43	652,500	577,564
2.88%, 5/15/43	1,398,100	1,062,338
3.63%, 8/15/43	1,402,000	1,191,536
3.75%, 11/15/43	1,402,000	1,210,047
4.13%, 8/15/44(h)	325,700	295,471
4.63%, 11/15/44	388,000	376,663
2.50%, 2/15/45	3,958,000	2,754,984
2.88%, 11/15/46	239,000	174,274
2.75%, 11/15/47	4,138,000	2,913,249
3.00%, 2/15/48	1,433,000	1,054,710
3.13%, 5/15/48	389,000	292,327
2.88%, 5/15/49	389,000	276,433
2.25%, 8/15/49	1,430,000	887,885
1.38%, 8/15/50	389,000	189,850
1.63%, 11/15/50	251,800	131,447
2.38%, 5/15/51	391,300	246,229
2.00%, 8/15/51	389,000	222,535
1.88%, 11/15/51	1,164,000	642,610
2.25%, 2/15/52	1,486,200	901,531
3.00%, 8/15/52	26,000	18,655
3.63%, 2/15/53	41,000	33,343
3.63%, 5/15/53	35,500	28,877
4.25%, 8/15/54	277,000	252,546
4.50%, 11/15/54	365,000	347,663
		24,344,132
	Par(a)	Value
U.S. Treasury Notes – 8.9%
4.63%, 3/15/26	$2,508,000	$2,518,287
4.88%, 4/30/26	1,938,000	1,952,686
0.75%, 5/31/26	464,000	443,446
4.63%, 6/30/26	1,150,000	1,156,289
0.63%, 7/31/26	2,762,700	2,621,004
1.50%, 8/15/26	691,000	663,387
4.38%, 8/15/26	151,000	151,342
3.75%, 8/31/26	2,487,200	2,469,712
3.50%, 9/30/26(h)	1,332,700	1,317,707
4.63%, 10/15/26	53,000	53,344
2.00%, 11/15/26	1,925,000	1,852,437
1.63%, 11/30/26	2,860,000	2,731,635
4.25%, 11/30/26	181,000	181,106
4.25%, 12/31/26(h)	156,000	156,104
4.00%, 1/15/27	1,332,700	1,327,390
4.13%, 2/15/27	364,000	363,346
1.88%, 2/28/27	4,000	3,816
4.25%, 3/15/27	1,332,700	1,333,481
0.50%, 4/30/27	769,000	708,621
2.38%, 5/15/27	761,000	730,679
4.50%, 5/15/27	727,000	731,288
0.50%, 5/31/27	688,000	632,019
4.38%, 7/15/27	24,000	24,085
2.75%, 7/31/27	2,000	1,931
2.25%, 8/15/27	3,170,000	3,021,530
3.13%, 8/31/27	6,000	5,840
3.38%, 9/15/27	100,000	97,906
0.38%, 9/30/27	970,000	877,054
4.13%, 10/31/27(h)	1,523,000	1,519,193
0.63%, 11/30/27	12,000	10,858
3.88%, 11/30/27	2,049,500	2,029,886
3.88%, 12/31/27	37,000	36,644
4.25%, 1/15/28	1,190,000	1,190,279
3.50%, 1/31/28	8,000	7,836
4.00%, 2/29/28	14,000	13,900
1.25%, 3/31/28	1,453,500	1,325,808
3.63%, 3/31/28	1,795,700	1,762,732
3.50%, 4/30/28	61,000	59,601
1.25%, 5/31/28	2,376,000	2,156,034
4.00%, 6/30/28	1,795,700	1,780,689
1.00%, 7/31/28	2,700,000	2,415,445
1.13%, 8/31/28	1,938,000	1,736,781
1.25%, 9/30/28	1,900,700	1,706,472
4.38%, 11/30/28	1,777,000	1,781,443
1.38%, 12/31/28	4,000	3,582
3.75%, 12/31/28	2,221,000	2,176,753
2.63%, 2/15/29	678,000	636,049
2.38%, 3/31/29	1,558,200	1,443,709
2.88%, 4/30/29	2,906,000	2,744,694
2.38%, 5/15/29	678,000	627,018
3.25%, 6/30/29	1,253,600	1,199,734

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
	Par(a)	Value
U.S. Treasury Notes (Continued)
4.25%, 6/30/29	$2,000	$1,994
3.13%, 8/31/29	425,300	404,085
3.63%, 8/31/29	297,000	288,438
4.13%, 10/31/29	81,000	80,282
4.13%, 11/30/29	1,073,000	1,063,611
3.88%, 12/31/29	3,344,000	3,275,030
4.38%, 12/31/29(h)	58,000	58,104
3.50%, 1/31/30	73,000	70,251
1.50%, 2/15/30	1,075,000	938,105
4.00%, 2/28/30	1,505,300	1,481,780
3.75%, 5/31/30	1,046,000	1,015,560
4.00%, 7/31/30	175,000	171,801
4.88%, 10/31/30	844,300	864,748
3.75%, 12/31/30	13,000	12,560
1.63%, 5/15/31	1,948,000	1,651,843
4.63%, 5/31/31	64,000	64,688
4.25%, 6/30/31	101,000	100,006
1.25%, 8/15/31	3,880,000	3,184,480
4.13%, 11/30/31	13,000	12,756
2.88%, 5/15/32	43,600	39,332
4.13%, 11/15/32	427,000	417,576
3.38%, 5/15/33	1,217,000	1,122,492
3.88%, 8/15/33	1,153,000	1,101,340
4.00%, 2/15/34	1,475,000	1,417,152
4.38%, 5/15/34	1,092,000	1,078,691
3.88%, 8/15/34	16,000	15,178
4.25%, 11/15/34(h)	2,860,000	2,793,416
		79,217,911
Total U.S. Government Obligations (Cost $110,245,878)		103,562,043

	Number of Shares
Investment Companies – 61.3%
BlackRock Allocation Target Shares - BATS, Series A	6,455,775	61,329,858
BondBloxx Bloomberg Ten Year Target Duration US Treasury ETF(h)	572,996	25,853,580
iShares U.S. Treasury Bond ETF	12,311,727	277,998,796
Vanguard Intermediate-Term Corporate Bond ETF(h)	603,188	48,737,590
Vanguard Mortgage-Backed Securities ETF(h)	2,967,755	135,329,628
Total Investment Companies (Cost $558,000,665)		549,249,452

		Par(a)/Number of Shares	Value
Short-Term Investments – 3.6%
Asset Management – 0.1%
UBS A.G., 3.70%, 2/21/25		$636,000	$635,720
Corporate Bonds – 0.0%(g)
Sabine Pass Liquefaction LLC, 5.63%, 3/01/25		156,000	156,063
Foreign Issuer Bonds – 0.0%(g)
Brazil Letras do Tesouro Nacional, 0.00%, 1/01/26(q)	BRL	200,000	30,153
Money Market Funds – 2.9%
Northern Institutional Funds - Liquid Assets Portfolio, 4.42%(r)(s)		22,354,862	22,354,862
Northern Institutional Funds - Treasury Portfolio (Premier), 4.21%(r)		3,703,001	3,703,001
			26,057,863
U.S. Government Obligations – 0.6%
U.S. Treasury Notes,
3.00%, 7/15/25(h)		185,000	183,934
3.13%, 8/15/25(h)		213,000	211,704
4.50%, 11/15/25		1,801,000	1,803,832
0.38%, 11/30/25		13,000	12,593
4.00%, 12/15/25		2,970,000	2,964,013
3.88%, 1/15/26(h)		108,000	107,664
			5,283,740
Total Short-Term Investments (Cost $32,151,914)			32,163,539

Number of Contracts		Notional Amount
Purchased Options – 0.0%(g)
Call Options - Exchange Traded – 0.0%(g)
10-Year U.S. Treasury Note Future, Strike Price USD 109.25, Expires 1/31/25	157	17,088,508	14,729
10-Year U.S. Treasury Note Future, Strike Price USD 109.50, Expires 2/21/25	2	217,688	719
2-Year U.S. Treasury Note Future, Strike Price USD 102.75, Expires 2/21/25	2	411,252	781

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Options - Exchange Traded (Continued)
2-Year U.S. Treasury Note Future, Strike Price USD 103.00, Expires 2/21/25	4	$822,504	$687
3-Month SOFR Future, Strike Price USD 96.25, Expires 4/11/25	672	161,103,600	42,000
			58,916
Call Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 6.00, Expires 4/02/25, Counterparty: Barclays	1	61,000	1,006
Brazilian Real vs. U.S. Dollar, Strike Price BRL 6.25, Expires 2/19/25, Counterparty: Morgan Stanley	1	30,500	26
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.46, Expires 3/21/25, Counterparty: Goldman Sachs	1	91,000	941
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.47, Expires 4/17/25, Counterparty: UBS	1	102,000	957
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.50, Expires 2/27/25, Counterparty: UBS	1	4,000	262
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.52, Expires 3/21/25, Counterparty: UBS	1	4,000	222
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.35, Expires 4/30/25, Counterparty: JPMorgan Chase	1	101,000	783
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.35, Expires 7/02/25, Counterparty: Merrill Lynch	1	104,000	577
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.63, Expires 4/30/25, Counterparty: Merrill Lynch	1	10,000	639
Number of Contracts		Notional Amount	Value
Call Options - Over the Counter (Continued)
Colombian Pesos vs. U.S. Dollar, Strike Price COP 4,400.00, Expires 2/14/25, Counterparty: Bank of America	1	$71,000	$107
Indian Rupee vs. U.S. Dollar, Strike Price INR 88.00, Expires 4/30/25, Counterparty: Standard Chartered Bank	1	10,000	2,807
Polish Zloty vs. U.S. Dollar, Strike Price PLN 4.35, Expires 2/19/25, Counterparty: UBS	1	7,000	77
Singapore Dollar vs. U.S. Dollar, Strike Price SGD 1.36, Expires 3/26/25, Counterparty: JPMorgan Chase	1	92,000	727
South Korean Won vs. U.S. Dollar, Strike Price KRW 1,465.00, Expires 2/27/25, Counterparty: JPMorgan Chase	1	92,000	629
Swedish Krona vs. Euro, Strike Price SEK 11.70, Expires 2/17/25, Counterparty: JPMorgan Chase	1	98,000(t)	11
			9,771
Call Swaptions - Over the Counter – 0.0%(g)
Pay 1-Day USD SOFR (Annually); Receive 4.34% (Annually): Interest Rate Swap Maturing 01/15/2037, Strike Price USD 4.34, Expires 1/13/27, Counterparty: Deutsche Bank	1	968,000	48,105
Pay 1-Day USD SOFR (Annually); Receive 4.35% (Annually): Interest Rate Swap Maturing 01/15/2037, Strike Price USD 4.35, Expires 1/13/27, Counterparty: Deutsche Bank	1	968,000	48,541

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Call Swaptions - Over the Counter (Continued)
Pay 1-Day USD SOFR (At Maturity); Receive 3.74% (At Maturity): Interest Rate Swap Maturing 05/20/2026, Strike Price USD 3.74, Expires 5/16/25, Counterparty: Goldman Sachs	1	$108,783,000	$69,349
Pay 1-Day USD SOFR (At Maturity); Receive 3.74% (At Maturity): Interest Rate Swap Maturing 05/20/2026, Strike Price USD 3.74, Expires 5/16/25, Counterparty: Citibank	1	78,330,000	49,935
			215,930
Put Options - Exchange Traded – 0.0%(g)
10-Year U.S. Treasury Note Future, Strike Price USD 107.00, Expires 2/21/25	2	217,688	219
Put Options - Over the Counter – 0.0%(g)
Brazilian Real vs. U.S. Dollar, Strike Price BRL 5.75, Expires 3/17/25, Counterparty: Bank of America	1	10,000	3,082
Canadian Dollar vs. U.S. Dollar, Strike Price CAD 1.43, Expires 2/11/25, Counterparty: Morgan Stanley	1	61,000	77
Chilean Peso vs. U.S. Dollar, Strike Price CLP 950.00, Expires 4/08/25, Counterparty: Bank of America	1	5,000	1,281
Chinese Yuan vs. U.S. Dollar, Strike Price CNH 7.15, Expires 3/19/25, Counterparty: Citibank	1	7,000	864
Czech Koruna vs. U.S. Dollar, Strike Price CZK 23.90, Expires 2/20/25, Counterparty: Merrill Lynch	1	91,000	198
Hungarian Forint vs. U.S. Dollar, Strike Price HUF 393.00, Expires 2/20/25, Counterparty: Morgan Stanley	1	41,000	370
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
Japanese Yen vs. Chinese Yuan, Strike Price JPY 19.00, Expires 4/30/25, Counterparty: JPMorgan Chase	1	$73,000(u)	$201
Japanese Yen vs. Euro, Strike Price JPY 160.00, Expires 3/13/25, Counterparty: Barclays	1	148,000(t)	1,817
Japanese Yen vs. U.S. Dollar, Strike Price JPY 153.00, Expires 2/14/25, Counterparty: UBS	1	101,000	145
Mexican Peso vs. U.S. Dollar, Strike Price MXN 20.50, Expires 2/20/25, Counterparty: Citibank	1	61,000	500
Turkish Lira vs. U.S. Dollar, Strike Price TRY 36.10, Expires 3/07/25, Counterparty: UBS	1	5,000	712
U.S. Dollar vs. Australian Dollar, Strike Price USD 0.62, Expires 2/06/25, Counterparty: Morgan Stanley	1	98,000(v)	135
U.S. Dollar vs. Euro, Strike Price USD 0.99, Expires 4/16/25, Counterparty: Morgan Stanley	1	5,162,000(t)	11,049
U.S. Dollar vs. Euro, Strike Price USD 1.01, Expires 4/16/25, Counterparty: Goldman Sachs	1	5,162,000(t)	23,247
U.S. Dollar vs. Euro, Strike Price USD 1.01, Expires 4/30/25, Counterparty: BNP Paribas	1	5,000(t)	717
U.S. Dollar vs. Euro, Strike Price USD 1.02, Expires 2/06/25, Counterparty: HSBC	1	196,000(t)	51
U.S. Dollar vs. Euro, Strike Price USD 1.02, Expires 2/25/25, Counterparty: Barclays	1	98,000(t)	224
U.S. Dollar vs. Euro, Strike Price USD 1.02, Expires 4/16/25, Counterparty: HSBC	1	9,000(t)	2,127

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Number of Contracts		Notional Amount	Value
Put Options - Over the Counter (Continued)
U.S. Dollar vs. Euro, Strike Price USD 1.04, Expires 2/06/25, Counterparty: HSBC	1	$98,000(t)	$497
U.S. Dollar vs. Euro, Strike Price USD 1.04, Expires 5/08/25, Counterparty: UBS	1	117,000(t)	1,844
			49,138
Put Swaptions - Over the Counter – 0.0%(g)
Pay 4.34% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 01/15/2037, Strike Price USD 4.34, Expires 1/13/27, Counterparty: Deutsche Bank	1	968,000	33,546
Pay 4.35% (Annually); Receive 1-Day USD SOFR (Annually): Interest Rate Swap Maturing 01/15/2037, Strike Price USD 4.35, Expires 1/13/27, Counterparty: Deutsche Bank	1	968,000	33,251
			66,797
Total Purchased Options (Premiums Paid 888,997)			400,771

Total Long Positions – 109.3% (Cost $1,005,579,239)	979,630,355
	Par(a)	Value
Short Positions – (2.3)%(w)
Mortgage-Backed Securities – (2.3)%
Uniform Mortgage-Backed Securities – (2.3)%
Pool,
5.00%, 2/01/53 - 3/01/53(d)	$(6,507,286)	$(6,280,317)
4.50%, 3/01/53 - 2/01/54(d)	(15,564,000)	(14,638,026)
		(20,918,343)
Total Mortgage-Backed Securities (Proceeds $20,817,538)		(20,918,343)
Total Short Positions – (2.3)% (Proceeds $20,817,538)		(20,918,343)
Total Written Options – (0.0)%(g) (Premiums Received $310,006)		(181,893)
Liabilities less Other Assets – (7.0)%(x)		(62,549,492)
NET ASSETS – 100.0%		$895,980,627
Percentages shown are based on Net Assets.

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total value of $48,833,744 or 5.45% of net assets.
(c)	Variable or floating rate security. Rate as of January 31, 2025 is disclosed.
(d)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2025.
(e)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2025 is disclosed.
(f)	Step coupon bond. Rate as of January 31, 2025 is disclosed.
(g)	Amount rounds to less than 0.05%.
(h)	Security either partially or fully on loan. As of January 31, 2025, the total value of securities on loan is $59,539,982.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2025 is disclosed.
(j)	Investment is valued using significant unobservable inputs (Level 3).
(k)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(l)	Perpetual bond. Maturity date represents next call date.
(m)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(n)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(o)	Security is an Interest Only Strip.
(p)	Century bond maturing in 2112.
(q)	Zero coupon bond.
(r)	7-day current yield as of January 31, 2025 is disclosed.
(s)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2025, total cash collateral has a value of $22,354,862 and total non-cash collateral has a value of $39,035,511.
(t)	The notional amount is EUR.
(u)	The notional amount is CNH.
(v)	The notional amount is AUD.
(w)	Securities sold short are not owned by the Fund.
(x)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures, swap and written options contracts.

Abbreviations:

1M	1 Month
3M	3 Month
5Y	5 Year
6M	6 Month
12MTA	12 Month Treasury Average
30D	30 Day
AUD	Australian Dollar
BATS	Better Alternative Trading System
BDC	Business Development Company
BRL	Brazilian Real
BZDIO	Brazil Interbank Rate
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CLO	Collateralized Loan Obligation
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNH	Chinese Yuan Renminbi
COOVI	Columbian Overnight Index Average
COP	Colombian Peso
CORRA	Canadian Overnight Repo Rate Average
CZK	Czech Republic Koruna
EGP	Egyptian Pound

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
ETF	Exchange-Traded Fund
EUR	Euro
EURIBOR	Euro Interbank Offered Rate
GBP	British Pound
GMTN	Global Medium Term Note
GO	Government Obligation
HUF	Hungarian Forint
INR	Indian Rupee
IO	Interest Only
JIBAR	Johannesburg Interbank Average Rate
JPY	Japanese Yen
KRW	South Korean Won
L.P.	Limited Partnership
LLC	Limited Liability Company
MXN	Mexican Peso
PCL	Public Company Limited
PLC	Public Limited Company
PLN	Polish Zloty
PRBOR	Prague Interbank Offered Rate
REIT	Real Estate Investment Trust
SEK	Swedish Kronor
SGD	Singapore Dollar
SOFR	United States Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
TIIE	Tasa de Interés Interbancaria de Equilibrio
TRB	Tax Revenue Bonds
TRY	Turkish Lira
USD	United States Dollar
WIBOR	Warsaw Interbank Offered Rate
ZAR	South African Rand

Futures Contracts outstanding at January 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	49	3/20/2025	USD	5,333,344	$22,651
U.S. Treasury Long Bond	63	3/20/2025	USD	7,176,094	(97,797)
Ultra U.S. Treasury Bond	56	3/20/2025	USD	6,634,250	(316,884)
2-Year U.S. Treasury Note	64	3/31/2025	USD	13,160,000	2,758
5-Year U.S. Treasury Note	150	3/31/2025	USD	15,958,593	(18,729)
Total Long Contracts					$(408,001)
Short Contracts
30-Year Euro-Buxl	(9)	3/06/2025	EUR	1,203,675	$38,267

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Futures Contracts outstanding at January 31, 2025: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
10-Year Canadian Government Bond	(15)	3/20/2025	CAD	1,279,079	$(37,567)
Ultra 10-Year U.S. Treasury Note	(6)	3/20/2025	USD	668,250	1,016
Total Short Contracts					$1,716
					$(406,285)

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

3/19/25	U.S. Dollars	2,998,615	British Pounds	2,350,100	HSBC	$85,166
3/19/25	U.S. Dollars	3,962,006	Euro	3,733,800	Barclays	80,207
3/19/25	Brazilian Reals	8,170,000	U.S. Dollars	1,306,493	Goldman Sachs	78,192
3/19/25	Brazilian Reals	8,202,229	U.S. Dollars	1,336,244	Barclays	53,904
3/19/25	U.S. Dollars	1,186,350	Japanese Yen	177,339,609	Toronto-Dominion Bank	36,944
3/19/25	U.S. Dollars	952,549	Mexican Pesos	19,544,395	HSBC	16,220
2/18/25	U.S. Dollars	321,940	South African Rand	5,795,486	Northern Trust	12,180
3/19/25	U.S. Dollars	547,442	British Pounds	433,000	Northern Trust	10,647
3/19/25	British Pounds	473,000	U.S. Dollars	576,490	Barclays	9,894
3/19/25	U.S. Dollars	517,943	Euro	491,351	UBS	7,116
3/19/25	U.S. Dollars	296,591	Euro	281,134	Toronto-Dominion Bank	4,314
2/04/25	Brazilian Reals	372,765	U.S. Dollars	61,000	Citibank	2,717
2/27/25	U.S. Dollars	182,746	Czech Republic Koruna	4,383,181	Nomura	2,146
2/27/25	Chilean Pesos	62,784,300	U.S. Dollars	62,000	Standard Chartered Bank	1,990
2/27/25	Hungarian Forints	33,432,375	U.S. Dollars	83,000	HSBC	1,882
2/27/25	British Pounds	82,000	U.S. Dollars	99,878	Nomura	1,786
2/04/25	Brazilian Reals	190,247	U.S. Dollars	31,000	Morgan Stanley	1,519
3/19/25	Japanese Yen	176,914,000	U.S. Dollars	1,145,267	HSBC	1,381
2/04/25	Brazilian Reals	159,987	U.S. Dollars	26,000	Barclays	1,347
6/23/25	Egyptian Pounds	1,758,400	U.S. Dollars	31,803	Citibank	1,137
2/27/25	U.S. Dollars	105,000	Canadian Dollars	150,852	RBS	1,096
3/24/25	Egyptian Pounds	1,685,300	U.S. Dollars	31,786	Citibank	995
2/21/25	Colombian Pesos	134,238,666	U.S. Dollars	31,027	Goldman Sachs	812
2/27/25	Thai Baht	1,029,900	U.S. Dollars	30,000	Nomura	629

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/19/25	U.S. Dollars	42,743	Euro	40,515	Standard Chartered Bank	$621
2/27/25	Colombian Pesos	148,781,080	British Pounds	28,000	Barclays	547
2/27/25	Japanese Yen	17,559,493	U.S. Dollars	113,000	Toronto-Dominion Bank	546
3/19/25	U.S. Dollars	350,141	British Pounds	282,000	Standard Chartered Bank	542
2/27/25	U.S. Dollars	31,000	Malaysian Ringgit	135,563	Barclays	522
2/27/25	U.S. Dollars	72,000	South African Rand	1,339,393	Bank of America	463
2/27/25	Singapore Dollars	91,540	U.S. Dollars	67,000	HSBC	430
2/24/25	Egyptian Pounds	1,087,800	U.S. Dollars	21,000	JPMorgan Chase	428
2/27/25	Peruvian Nuevo Soles	101,966	U.S. Dollars	27,000	Goldman Sachs	369
2/27/25	Czech Republic Koruna	688,321	U.S. Dollars	28,000	RBS	361
2/27/25	Chilean Pesos	40,565,810	U.S. Dollars	41,000	Goldman Sachs	345
2/27/25	U.S. Dollars	20,000	Polish Zloty	80,420	BNP Paribas	241
2/27/25	Polish Zloty	77,052	Euro	18,000	State Street	237
2/27/25	Turkish Lira	2,043,000	U.S. Dollars	55,554	UBS	196
2/27/25	Australian Dollars	122,000	U.S. Dollars	75,690	Citibank	164
2/27/25	Norwegian Kroner	318,626	U.S. Dollars	28,000	JPMorgan Chase	150
2/12/25	Peruvian Nuevo Soles	106,748	U.S. Dollars	28,519	Citibank	145
2/27/25	U.S. Dollars	30,000	Singapore Dollars	40,549	BNP Paribas	130
4/16/25	Indian Rupees	4,455,615	U.S. Dollars	51,000	Citibank	117
2/27/25	Turkish Lira	662,760	U.S. Dollars	18,000	Barclays	86
2/27/25	U.S. Dollars	31,000	Indonesian Rupiahs	504,773,000	Nomura	85
2/04/25	U.S. Dollars	56,000	Brazilian Reals	327,378	Goldman Sachs	41
2/27/25	South African Rand	584,052	Euro	30,000	RBS	36
2/10/25	Euro	39,000	U.S. Dollars	40,453	Goldman Sachs	22
2/27/25	U.S. Dollars	4,000	Indian Rupees	345,923	Bank of America	15
Total Unrealized Appreciation						$421,060

2/27/25	U.S. Dollars	2,000	South Korean Won	2,912,600	JPMorgan Chase	$(1)
4/16/25	Indian Rupees	2,614,500	U.S. Dollars	30,000	JPMorgan Chase	(5)
2/27/25	Mexican Pesos	656,488	U.S. Dollars	31,560	JPMorgan Chase	(5)
2/27/25	Mexican Pesos	153,881	U.S. Dollars	7,448	BNP Paribas	(51)
2/27/25	Malaysian Ringgit	226,568	U.S. Dollars	51,000	Morgan Stanley	(61)
2/27/25	U.S. Dollars	18,000	Turkish Lira	661,950	UBS	(64)
2/04/25	U.S. Dollars	31,000	Brazilian Reals	181,753	Citibank	(67)
2/12/25	U.S. Dollars	28,588	Peruvian Nuevo Soles	106,748	Citibank	(75)
2/27/25	U.S. Dollars	16,559	Turkish Lira	609,684	Barclays	(79)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
2/27/25	Singapore Dollars	15,355	U.S. Dollars	11,400	UBS	$(90)
2/27/25	Australian Dollars	21,557	Euro	13,000	State Street	(98)
4/16/25	U.S. Dollars	6,513	Euro	6,351	Toronto-Dominion Bank	(100)
2/27/25	U.S. Dollars	31,000	Chilean Pesos	30,556,700	Goldman Sachs	(144)
2/27/25	U.S. Dollars	30,000	Peruvian Nuevo Soles	112,320	Citibank	(148)
3/06/25	Brazilian Reals	329,147	U.S. Dollars	56,000	Goldman Sachs	(151)
2/27/25	U.S. Dollars	14,820	South African Rand	280,321	Nomura	(152)
2/27/25	U.S. Dollars	30,000	Thai Baht	1,014,300	Citibank	(165)
2/27/25	U.S. Dollars	30,600	Japanese Yen	4,761,636	BNP Paribas	(190)
2/27/25	U.S. Dollars	51,000	Mexican Pesos	1,066,017	Goldman Sachs	(240)
2/27/25	Norwegian Kroner	348,032	U.S. Dollars	31,000	BNP Paribas	(253)
2/27/25	Canadian Dollars	44,627	U.S. Dollars	31,000	BNP Paribas	(261)
2/27/25	U.S. Dollars	38,000	Swedish Kronor	423,819	HSBC	(282)
2/27/25	Canadian Dollars	44,588	U.S. Dollars	31,000	Bank of America	(288)
2/27/25	Chinese Offshore Yuan	443,787	U.S. Dollars	61,000	BNP Paribas	(341)
2/27/25	Mexican Pesos	1,106,654	U.S. Dollars	53,552	Barclays	(358)
2/27/25	U.S. Dollars	62,000	Japanese Yen	9,645,187	Barclays	(369)
3/05/25	U.S. Dollars	116,895	Mexican Pesos	2,442,996	Toronto-Dominion Bank	(421)
2/27/25	Euro	29,000	U.S. Dollars	30,550	Morgan Stanley	(431)
2/27/25	Australian Dollars	65,000	U.S. Dollars	40,878	BNP Paribas	(464)
2/27/25	Singapore Dollars	82,167	U.S. Dollars	61,000	Goldman Sachs	(474)
2/27/25	British Pounds	49,000	U.S. Dollars	61,236	Morgan Stanley	(485)
2/27/25	Czech Republic Koruna	739,629	U.S. Dollars	31,000	HSBC	(525)
2/27/25	Chinese Offshore Yuan	369,189	U.S. Dollars	51,000	Morgan Stanley	(538)
2/27/25	Euro	68,000	British Pounds	57,439	UBS	(589)
2/27/25	Indonesian Rupiahs	822,630,000	U.S. Dollars	51,000	JPMorgan Chase	(618)
2/27/25	Mexican Pesos	1,255,167	U.S. Dollars	61,000	Goldman Sachs	(668)
2/27/25	U.S. Dollars	109,400	Singapore Dollars	149,471	UBS	(703)
2/27/25	U.S. Dollars	73,969	Euro	71,900	State Street	(705)
2/27/25	South Korean Won	131,402,000	U.S. Dollars	91,000	Citibank	(714)
2/27/25	South African Rand	1,498,395	U.S. Dollars	81,000	Bank of America	(971)
3/05/25	Mexican Pesos	2,580,000	U.S. Dollars	124,933	Morgan Stanley	(1,038)
4/02/25	U.S. Dollars	28,038	Brazilian Reals	173,118	Barclays	(1,261)
2/04/25	U.S. Dollars	92,000	Brazilian Reals	545,619	Barclays	(1,263)
2/21/25	U.S. Dollars	71,992	Polish Zloty	298,167	Toronto-Dominion Bank	(1,280)
2/27/25	U.S. Dollars	52,000	Thai Baht	1,795,009	JPMorgan Chase	(1,384)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
2/10/25	U.S. Dollars	155,270	Turkish Lira	5,662,665	Barclays	$(1,428)
2/24/25	Colombian Pesos	361,848,000	U.S. Dollars	87,234	HSBC	(1,443)
3/19/25	Indonesian Rupiahs	1,715,949,628	U.S. Dollars	107,260	JPMorgan Chase	(2,285)
2/27/25	U.S. Dollars	293,473	Euro	285,099	UBS	(2,627)
2/24/25	U.S. Dollars	82,791	Colombian Pesos	361,848,000	Citibank	(3,000)
2/21/25	U.S. Dollars	54,194	Colombian Pesos	242,218,000	Barclays	(3,256)
2/27/25	U.S. Dollars	101,500	Colombian Pesos	442,468,950	Toronto-Dominion Bank	(3,366)
2/21/25	Colombian Pesos	242,218,000	U.S. Dollars	60,889	Citibank	(3,440)
3/19/25	Mexican Pesos	5,120,000	U.S. Dollars	250,762	Goldman Sachs	(5,474)
3/19/25	U.S. Dollars	588,354	British Pounds	481,000	Toronto-Dominion Bank	(7,948)
2/21/25	U.S. Dollars	370,128	Polish Zloty	1,539,410	Morgan Stanley	(8,172)
2/21/25	U.S. Dollars	264,876	Colombian Pesos	1,159,964,560	Citibank	(10,245)
3/19/25	British Pounds	1,140,000	U.S. Dollars	1,448,247	Barclays	(34,974)
3/19/25	U.S. Dollars	3,264,024	Brazilian Reals	20,132,172	Barclays	(148,060)
Total Unrealized Depreciation						$(254,288)
Net Unrealized Appreciation						$166,772

Written Call Option Contracts outstanding at January 31, 2025: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	3	USD	326,532	111.00	2/21/2025	$(234)
3-Month SOFR Future	672	USD	161,103,600	97.00	4/11/2025	(8,400)
Total Written Call Options Contracts (Premiums Received $64,311)						$(8,634)

Written Put Option Contracts outstanding at January 31, 2025: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
10-Year U.S. Treasury Note Future	3	USD	326,532	105.00	2/21/2025	$(47)
2-Year U.S. Treasury Note Future	2	USD	411,252	102.25	2/21/2025	(62)
Total Written Put Options Contracts (Premiums Received $1,024)						$(109)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Call Option Contracts outstanding at January 31, 2025: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	HSBC	1	USD	30,500	BRL	6.25	2/19/2025	$(26)
Brazilian Real vs. U.S. Dollar	Morgan Stanley	1	USD	52,000	BRL	6.20	3/05/2025	(163)
Brazilian Real vs. U.S. Dollar	Barclays	1	USD	91,500	BRL	6.15	4/02/2025	(883)
Chinese Yuan vs. U.S. Dollar	Barclays	1	USD	51,000	CNH	7.35	2/06/2025	(65)
Chinese Yuan vs. U.S. Dollar	JPMorgan Chase	1	USD	151,000	CNH	7.60	4/30/2025	(233)
Colombian Pesos vs. U.S. Dollar	Bank of America	1	USD	101,000	COP	4,600.00	2/14/2025	(19)
Hungarian Forint vs. U.S. Dollar	Merrill Lynch	1	USD	41,000	HUF	408.00	2/20/2025	(61)
Mexican Peso vs. U.S. Dollar	Citibank	1	USD	61,000	MXN	22.00	2/20/2025	(140)
South African Rand vs. U.S. Dollar	Bank of America	1	USD	30,000	ZAR	19.00	3/11/2025	(332)
Turkish Lira vs. U.S. Dollar	UBS	1	USD	20,000	TRY	37.50	3/07/2025	(186)
U.S. Dollar vs. Australian Dollar	Morgan Stanley	1	AUD	98,000	USD	0.65	2/06/2025	—*
Total Written OTC Call Options Contracts (Premiums Received $4,893)								$(2,108)

*Amount rounds to less than one.

Written Put Option Contracts outstanding at January 31, 2025: Over the Counter

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
Brazilian Real vs. U.S. Dollar	UBS	1	USD	61,000	BRL	5.85	2/20/2025	$(686)
Chilean Peso vs. U.S. Dollar	Morgan Stanley	1	USD	51,000	CLP	1,000.00	3/11/2025	(1,409)
Chinese Yuan vs. U.S. Dollar	HSBC	1	USD	142,000	CNH	7.15	3/19/2025	(231)
Japanese Yen vs. Euro	Barclays	1	EUR	217,000	JPY	154.00	3/13/2025	(654)
Singapore Dollar vs. U.S. Dollar	JPMorgan Chase	1	USD	61,000	SGD	1.34	3/26/2025	(170)
South Korean Won vs. U.S. Dollar	JPMorgan Chase	1	USD	92,000	KRW	1,410.00	4/01/2025	(352)
Turkish Lira vs. U.S. Dollar	Bank of America	1	USD	31,000	TRY	36.50	2/07/2025	(442)
U.S. Dollar vs. Euro	HSBC	1	EUR	196,000	USD	1.02	2/06/2025	(51)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Written Put Option Contracts outstanding at January 31, 2025: Over the Counter (continued)

Description	Counterparty	Number of Contracts	Notional Amount		Exercise Price		Expiration Date	Value
U.S. Dollar vs. Euro	BNP Paribas	1	EUR	98,000	USD	1.02	2/25/2025	$(224)
U.S. Dollar vs. Euro	Goldman Sachs	1	EUR	5,162,000	USD	0.99	4/16/2025	(11,049)
U.S. Dollar vs. Euro	Morgan Stanley	1	EUR	5,162,000	USD	1.01	4/16/2025	(23,247)
U.S. Dollar vs. Euro	UBS	1	EUR	117,000	USD	1.01	5/08/2025	(732)
Total Written OTC Put Options Contracts (Premiums Received $51,026)								$(39,247)

Written Call Interest Rate Swaption Contracts outstanding at January 31, 2025: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount	Value
Interest Rate Swap Maturing 4/01/2035	2.76% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	3/28/2025	2.76%	245,100	$(7)
Interest Rate Swap Maturing 4/01/2035	2.76% (Annually)	1-Day USD SOFR (Annually)	JPMorgan Chase	3/28/2025	2.76	2,334,000	(70)
Interest Rate Swap Maturing 4/09/2030	3.70% (Annually)	6M CZK PRIBOR (Semi-Annually)	Morgan Stanley	4/07/2025	3.70	1,617,000	(845)
Interest Rate Swap Maturing 4/24/2027	3.90% (Annually)	1-Day USD SOFR (Annually)	Bank of America	4/22/2025	3.90	425,000	(1,007)
Interest Rate Swap Maturing 5/20/2026	2.94% (At Maturity)	1-Day USD SOFR (At Maturity)	Citibank	5/16/2025	2.94	78,330,000	(5,577)
Interest Rate Swap Maturing 5/20/2026	2.94% (At Maturity)	1-Day USD SOFR (At Maturity)	Goldman Sachs	5/16/2025	2.94	108,783,000	(7,745)
Interest Rate Swap Maturing 6/06/2035	3.21% (Annually)	1-Day USD SOFR (Annually)	Goldman Sachs	6/04/2025	3.21	2,507,000	(3,738)
Total Written OTC Call Swaptions Contracts (Premiums Received $140,599)							$(18,989)

Written Put Interest Rate Swaption Contracts outstanding at January 31, 2025: Over the Counter

Description	Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Expiration Date	Exercise Rate	Notional Amount		Value
Interest Rate Swap Maturing 4/01/2035	1-Day USD SOFR (Annually)	3.76% (Annually)	Goldman Sachs	3/28/2025	3.76%	USD	245,100	$(7,443)
Interest Rate Swap Maturing 4/01/2035	1-Day USD SOFR (Annually)	3.76% (Annually)	JPMorgan Chase	3/28/2025	3.76	USD	2,334,000	(70,878)
Interest Rate Swap Maturing 4/24/2027	1-Day USD SOFR (Annually)	4.30% (Annually)	Bank of America	4/22/2025	4.30	USD	425,000	(466)
Interest Rate Swap Maturing 6/06/2035	1-Day USD SOFR (Annually)	4.21% (Annually)	Goldman Sachs	6/04/2025	4.21	USD	2,507,000	(34,019)
Total Written OTC Put Swaptions Contracts (Premiums Received $48,153)								$(112,806)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2025: Centrally Cleared

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
4.68% (Quarterly)	3M CZK PRBOR (Quarterly)	3/20/2025	CZK	6,582,000	$(10,155)	$—	$(10,155)
5.14% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	12/20/2025	PLN	456,000	648	—	648
9.31% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	1/09/2026	MXN	765,000	(115)	—	(115)
8.15% (Quarterly)	3M ZAR JIBAR (Quarterly)	5/07/2026	ZAR	2,807,000	(1,055)	—	(1,055)
7.97% (Quarterly)	3M ZAR JIBAR (Quarterly)	6/06/2026	ZAR	1,979,000	(578)	—	(578)
5.16% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/19/2026	PLN	574,594	84	—	84
5.24% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	9/19/2026	PLN	957,656	(117)	—	(117)
5.13% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/19/2027	PLN	334,125	(90)	—	(90)
5.14% (Semi-Annually)	6M PLN WIBOR (Semi-Annually)	3/19/2027	PLN	556,875	(183)	—	(183)
8.97% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	12/14/2029	MXN	813,000	(273)	—	(273)
6M EUR EURIBOR (Semi-Annually)	2.43% (Annually)	1/31/2030	EUR	33,000	205	32	173
6M EUR EURIBOR (Semi-Annually)	2.38% (Annually)	2/03/2030	EUR	104,000	388	(13)	401
6M CZK PRBOR (Semi-Annually)	3.69% (Annually)	3/19/2030	CZK	1,360,500	489	—	489
6M CZK PRBOR (Semi-Annually)	3.62% (Annually)	3/19/2030	CZK	1,360,500	320	—	320
6M PLN WIBOR (Semi-Annually)	4.94% (Annually)	3/19/2030	PLN	311,718	209	—	209
6M PLN WIBOR (Semi-Annually)	4.88% (Annually)	3/19/2030	PLN	187,032	13	—	13
6M PLN WIBOR (Semi-Annually)	4.91% (Annually)	3/19/2030	PLN	139,000	42	—	42
7.94% (Quarterly)	3M ZAR JIBAR (Quarterly)	3/19/2030	ZAR	2,438,000	(711)	—	(711)
3.38% (Annually)	1-Day USD SOFR (Annually)	10/09/2034	USD	340,500	21,336	—	21,336
9.45% (Monthly)	1-Day MXN TIIE Funding Rate (Monthly)	1/03/2035	MXN	1,716,000	(2,260)	—	(2,260)
1-Day USD SOFR (Annually)	4.00% (Annually)	3/19/2035	USD	3,329,000	(31,268)	—	(31,268)
1-Day USD SOFR (Annually)	3.77% (Annually)	4/03/2035	USD	234,585	(6,679)	—	(6,679)
3.77% (Annually)	1-Day USD SOFR (Annually)	4/03/2035	USD	926,543	26,014	—	26,014
3.82% (Annually)	1-Day USD SOFR (Annually)	4/03/2035	USD	467,300	11,320	—	11,320
3.93% (Annually)	1-Day USD SOFR (Annually)	4/03/2035	USD	1,168,000	17,923	—	17,923
3.93% (Annually)	1-Day USD SOFR (Annually)	6/04/2035	USD	1,002,800	15,036	—	15,036
3.95% (Annually)	1-Day USD SOFR (Annually)	6/04/2035	USD	1,002,800	13,260	—	13,260
4.18% (Annually)	1-Day USD SOFR (Annually)	6/04/2035	USD	752,100	(3,653)	—	(3,653)
4.30% (Annually)	1-Day USD SOFR (Annually)	6/04/2035	USD	501,400	(7,483)	—	(7,483)
2.49% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/19/2054	EUR	793,980	(49,733)	—	(49,733)
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	2/20/2054	EUR	1,547,980	(103,811)	—	(103,811)
2.51% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/01/2054	EUR	395,000	(26,904)	—	(26,904)
2.46% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	3/22/2054	EUR	166,000	(9,685)	—	(9,685)
2.54% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	4/22/2054	EUR	642,000	(50,223)	(1,298)	(48,925)
2.44% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/19/2054	EUR	158,000	(9,101)	—	(9,101)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2025: Centrally Cleared (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
2.41% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	6/20/2054	EUR	158,000	$(7,943)	$—	$(7,943)
6M EUR EURIBOR (Semi-Annually)	2.44% (Annually)	6/24/2054	EUR	108,000	6,302	—	6,302
2.26% (Semi-Annually)	6M EUR EURIBOR (Semi-Annually)	10/22/2054	EUR	270,000	(1,237)	—	(1,237)
6M EUR EURIBOR (Semi-Annually)	2.18% (Annually)	11/07/2054	EUR	155,000	(1,782)	—	(1,782)
3.17% (At Maturity)	1-Day UK Retail Price Index (At Maturity)	1/15/2055	GBP	380,000	1,213	—	1,213
1-Day U.S. Consumer Price Index (At Maturity)	2.48% (At Maturity)	2/03/2055	USD	527,500	(1,009)	—	(1,009)
Total					$(211,246)	$(1,279)	$(209,967)

Interest Rate Swap Contracts outstanding at January 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
9.73% (At Maturity)	1-Day COP COOVI (At Maturity)	Morgan Stanley	5/10/2025	COP	298,119,010	$234	$—	$234
9.81% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	5/10/2025	COP	445,640,990	266	—	266
1-Day BRL BZDIO (At Maturity)	10.81% (At Maturity)	BNP Paribas	7/01/2025	BRL	867,000	(2,005)	—	(2,005)
1-Day BRL BZDIO (At Maturity)	10.98% (At Maturity)	BNP Paribas	7/01/2025	BRL	544,000	(1,108)	—	(1,108)
8.62% (At Maturity)	1-Day COP COOVI (At Maturity)	JPMorgan Chase	11/05/2025	COP	781,128,000	361	—	361
14.18% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Barclays	1/02/2026	BRL	1,258,000	574	—	574
1-Day BRL BZDIO (At Maturity)	10.11% (At Maturity)	Goldman Sachs	1/02/2026	BRL	231,260	(2,458)	—	(2,458)
10.97% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Barclays	1/04/2027	BRL	937,000	11,530	—	11,530
11.57% (At Maturity)	1-Day BRL BZDIO (At Maturity)	BNP Paribas	1/04/2027	BRL	415,000	4,066	—	4,066
15.41% (At Maturity)	1-Day BRL BZDIO (At Maturity)	Citibank	1/04/2027	BRL	485,900	(903)	—	(903)
1-Day BRL BZDIO (At Maturity)	9.79% (At Maturity)	BNP Paribas	1/04/2027	BRL	837,000	(15,274)	—	(15,274)
1-Day BRL BZDIO (At Maturity)	13.09% (At Maturity)	Bank of America	1/04/2027	BRL	807,373	(4,135)	—	(4,135)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Interest Rate Swap Contracts outstanding at January 31, 2025: Over the Counter (continued)

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Counterparty	Maturity Date		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
1-Day BRL BZDIO (At Maturity)	10.32% (At Maturity)	Bank of America	1/04/2027	BRL	11,480	$(174)	$—	$(174)
1-Day BRL BZDIO (At Maturity)	13.02% (At Maturity)	Barclays	1/02/2029	BRL	387,000	(3,841)	—	(3,841)
1-Day BRL BZDIO (At Maturity)	13.15% (At Maturity)	Goldman Sachs	1/02/2029	BRL	287,500	(2,604)	—	(2,604)
8.73% (Quarterly)	1-Day COP COOVI (Quarterly)	Morgan Stanley	1/14/2030	COP	357,047,889	(1,061)	—	(1,061)
8.78% (Quarterly)	1-Day COP COOVI (Quarterly)	Morgan Stanley	1/14/2030	COP	44,637,233	(152)	—	(152)
Total						$(16,684)	$—	$(16,684)
Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2025:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit iTraxx Europe Crossover Index Series 42 (Pay Quarterly)	5.00%	12/20/2029	EUR	311,788	$(30,715)	$(24,387)	$(6,328)
Total					$(30,715)	$(24,387)	$(6,328)

Credit Default Swap Contracts outstanding - Sell Protection as of January 31, 2025: Centrally Cleared

Reference Obligation	Implied Credit Spread	Fixed Deal Receive Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 43 (Pay Quarterly)	3.00%	5.00%	12/20/2029	USD	12,537,780	$1,089,540	$898,120	$191,420
Total						$1,089,540	$898,120	$191,420

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Credit Default Swap Contracts outstanding - Buy Protection at January 31, 2025: Over the Counter

Reference Obligation	Fixed Deal Pay Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
American Electric Power, 3.20%, Due: 11/13/2027 (Pay Quarterly)	1.00%	12/20/2029	Bank of America	USD	703,000	$(23,049)	$(19,097)	$(3,952)
American Express Co., 4.05%, Due: 5/03/2029 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	360,000	(11,436)	(9,980)	(1,456)
Dominion Energy, Inc., 4.25%, Due: 6/01/2028 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	346,000	(8,957)	(9,103)	146
Republic of Colombia, 10.38%, Due: 1/28/2033 (Pay Quarterly)	1.00%	12/20/2029	Barclays	USD	82,056	3,431	3,876	(445)
Republic of Turkiye, 11.88%, Due: 1/15/2030 (Pay Quarterly)	1.00%	12/20/2029	Goldman Sachs	USD	104,671	6,544	8,117	(1,573)
Total						$(33,467)	$(26,187)	$(7,280)

Total Return Swap Contracts outstanding as of January 31, 2025: Over the Counter

Pay Rate Index/ Pay Rate	Receive Rate Index/ Receive Rate	Maturity Date	Counterparty		Notional Amount	Value	Upfront Premiums Paid (Received)	Unrealized Appreciation (Depreciation)
0.00% (Quarterly)	Goldman Sachs Intraday Delta Replication VX Series 5 Excess Return Strategy	05/06/2025	Goldman Sachs	USD	1,840,383	$(1,732)	$—	$(1,732)
Total						$(1,732)	$—	$(1,732)
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$14,978,247	$—	$14,978,247
Common Stocks	327,619	—	—	327,619
Convertible Preferred Stocks	47,992	—	—	47,992
Corporate Bonds	—	86,744,964	218,192	86,963,156
Foreign Government Inflation-Linked Bonds	—	112,701	—	112,701
Foreign Issuer Bonds	—	25,413,390	—	25,413,390
Mortgage-Backed Securities	—	163,941,361	—	163,941,361
Municipal Bonds	—	2,447,071	—	2,447,071
Term Loans	—	23,013	—	23,013

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Total Return Bond Fund
Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
U.S. Government Obligations	$—	$103,562,043	$—	$103,562,043
Investment Companies	549,249,452	—	—	549,249,452
Short-Term Investments	26,057,863	6,105,676	—	32,163,539
Purchased Options	60,549	340,222	—	400,771
Total Assets – Investments at value	$575,743,475	$403,668,688	$218,192	$979,630,355
Liabilities:
Mortgage-Backed Securities	$—	$(20,918,343)	$—	$(20,918,343)
Total Liabilities – Investments at value	$—	$(20,918,343)	$—	$(20,918,343)
Net Investments	$575,743,475	$382,750,345	$218,192	$958,712,012

Morningstar Total Return Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$64,692	$—	$—	$64,692
Forward Foreign Currency Exchange Contracts	—	421,060	—	421,060
Swap Agreements	—	1,231,348	—	1,231,348
Total Assets - Derivative Financial Instruments	$64,692	$1,652,408	$—	$1,717,100
Liabilities:
Futures Contracts	$(470,977)	$—	$—	$(470,977)
Forward Foreign Currency Exchange Contracts	—	(254,288)	—	(254,288)
Written Options	(8,804)	(173,089)	—	(181,893)
Swap Agreements	—	(435,652)	—	(435,652)
Total Liabilities - Derivative Financial Instruments	$(479,781)	$(863,029)	$—	$(1,342,810)
Net Derivative Financial Instruments	$(415,089)	$789,379	$—	$374,290

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments
Morningstar Municipal Bond Fund
	Par	Value
Municipal Bonds – 89.3%
Alabama – 2.0%
Birmingham Jefferson Civic Center Authority Special Tax Bonds, Series A, 5.00%, 7/01/48	$250,000	$254,718
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C, 5.50%, 6/01/32(a)(b)	1,250,000	1,353,395
Black Belt Energy Gas District Gas Project Revenue Bonds, Series C-1, 5.25%, 6/01/29(a)(b)	1,030,000	1,081,431
Black Belt Energy Gas District Gas Supply Revenue Refunding Bonds, 4.00%, 12/01/31(a)(b)	500,000	503,816
Black Belt Energy Gas District Project Variable Revenue Bonds, Series B-2, (SIFMA Municipal Swap Index Yield + 0.65%), 2.72%, 10/01/27(a)(c)	250,000	241,920
Mobile IDB Pollution Control Variable Revenue Bonds, Alabama Power Company Barry Plant, 3.30%, 3/12/26(a)(b)	500,000	500,800
Southeast Alabama State Gas Supply District Revenue Refunding Bonds, Series 2024-B, Project No. 2, 5.00%, 5/01/32(a)(b)	350,000	371,577
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B, Project No. 6, 5.00%, 6/01/30	475,000	503,887
Southeast Energy Authority Commodity Supply Revenue Bonds, Series B-1, Project No. 4, 5.00%, 8/01/28(a)(b)	150,000	155,613
Southeast Energy Authority Cooperative District Energy Supply Revenue Bonds, Series A,
5.00%, 6/01/30	175,000	183,207
5.00%, 6/01/31	325,000	342,119

Tuscaloosa County IDA Gulf Opportunity Zone Revenue Refunding Bonds, Series A, Hunt Refining Project, 5.25%, 5/01/44(d)	260,000	264,047
	Par	Value
Alabama (Continued)

University of South Alabama University Revenue Bonds (BAM Insured), 5.00%, 4/01/27	$375,000	$389,957
University of West Alabama University Revenue Refunding Bonds (AGM Insured), 5.00%, 1/01/27	505,000	519,256
		6,665,743
Alaska – 0.2%
Alaska State Municipal Bond Bank Authority Revenue Bonds, Series 2 (AMT), 5.00%, 12/01/29	590,000	622,212
Arizona – 0.8%
Arizona State IDA Education Revenue Bonds, Series B, Jerome Facilities Project, Social Bonds, 4.00%, 7/01/51	175,000	153,772
Arizona State IDA National Charter School Revolving Loan Fund Sustainable Revenue Bonds, Equitable School, 5.25%, 11/01/53	1,000,000	1,052,486
Chandler IDA Variable Revenue Bonds, Intel Corp. Project (AMT), 4.00%, 6/01/29(a)(b)	500,000	499,554
Maricopa County IDA Revenue Bonds, Series A, Banner Health, 4.00%, 1/01/41	250,000	248,139
Pima County IDA Education Revenue Facility Revenue Bonds, Paideia Academies Project, 6.13%, 7/01/45(d)	240,000	240,467
Yuma Arizona IDA Hospital Revenue Refunding Bonds, Yuma Regional Medical Center (AGC Insured), 4.00%, 8/01/49	350,000	338,240
		2,532,658
Arkansas – 0.1%
Springdale Sales & Use Revenue Bonds, Series B (BAM Insured),
5.00%, 8/01/28	125,000	133,503
5.00%, 8/01/29	120,000	129,932
		263,435

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California – 6.0%
Bay Area Toll Bridge Authority Variable Revenue Refunding Bonds, San Francisco Bay, (SIFMA Municipal Swap Index Yield + 0.45%), 2.52%, 4/01/26(a)(c)	$2,000,000	$1,992,595
California Community Choice Financing Authority Sustainable Revenue Bonds, Clean Energy Project, 5.00%, 8/01/33(a)(b)	150,000	163,536
California Community Choice Financing Authority Sustainable Revenue Bonds, Series B-1, Clean Energy Project, 4.00%, 8/01/31(a)(b)	500,000	497,802
California Community Choice Financing Authority Variable Revenue Bonds, Clean Energy Project, Green Bonds, 5.00%, 10/01/30	450,000	472,577
California Housing Finance Agency Municipal Certificates Revenue Bonds, Series 2, Class A, 4.00%, 3/20/33	217,845	217,969
California PFA Revenue Refunding Bonds, Henry Mayo Newhall Hospital, 5.00%, 10/15/47	580,000	578,246
California State GO Unlimited Refunding Bonds, 4.00%, 8/01/38	300,000	300,840
California State Health Facilities Financing Authority Revenue Bonds, Episcopal Communities & Services, 5.00%, 11/15/30	200,000	211,652
California State Infrastructure & Economic Development Bank National Charter Equitable School Revolving Fund Revenue Bonds, 5.00%, 11/01/57	100,000	104,129
California State Infrastructure & Economic Development Bank Revenue Refunding Bonds, Los Angeles County Museum of Natural History Foundation, 3.00%, 7/01/50	1,250,000	929,448
	Par	Value
California (Continued)
California State Municipal Finance Authority Refunding COPS, Series A, Palomar Health (AGM Insured), 5.25%, 11/01/52	$110,000	$114,062
California State Municipal Finance Authority Revenue Bonds, Charter School John Adams Academies-Lincoln Project, 5.00%, 10/01/57(d)	330,000	308,862
California State Municipal Finance Authority Senior Living Revenue Refunding Bonds, Mt. San Antonio Gardens Project, 5.00%, 11/15/39	450,000	455,930
California State Municipal Finance Authority Student Housing Revenue Bonds, CHF-Davis I, LLC-West Village, 5.00%, 5/15/36	630,000	657,771
California State Municipal Finance Authority Student Housing Revenue Bonds, Series A-P3, Claremont Colleges Project, 5.00%, 7/01/30(d)	320,000	322,444
California State School Finance Authority Charter Revenue Bonds, Fortune School of Education, 5.13%, 6/01/59(d)	250,000	242,843
California State School Finance Authority Charter School Revenue Bonds, Series A, John Adams Academies, 5.00%, 7/01/52(d)	520,000	497,558
California State School Finance Authority Educational Facilities Revenue Refunding Bonds, New Designs Charter School, 5.00%, 6/01/64(d)	100,000	96,820
California Statewide Communities Development Authority Revenue Bonds, Lancer Educational Standard Housing Project, 5.00%, 6/01/34(d)	375,000	385,536

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
California Statewide Communities Development Authority Revenue Bonds, Loma Linda University Medical, 5.50%, 12/01/58(d)	$500,000	$511,410
California Statewide Communities Development Authority Revenue Bonds, Series A, Enloe Medical Center (AGM Insured), 5.25%, 8/15/52	450,000	475,920
California Statewide Communities Development Authority Revenue Bonds, Series A, Loma Linda University Medical Center, 5.25%, 12/01/56(d)	250,000	251,385
California Statewide Communities Development Authority Special Assessment Bonds, Statewide Community Infrastructure Program, 5.25%, 9/02/43	200,000	206,249
California Tobacco Securitization Agency Tobacco Settlement Senior Revenue Refunding Bonds, Series A, 4.00%, 6/01/40	300,000	291,898
Cathedral City Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Merged Redevelopment Project Area (BAM Insured), 4.00%, 8/01/26	250,000	253,046
Central Valley Energy Authority Commodity Supply Variable Revenue Bonds, 5.00%, 8/01/35(a)(b)	650,000	707,835
Compton Community Redevelopment Agency Successor Agency Tax Allocation Revenue Refunding Bonds, Series A (AGM Insured), 5.00%, 8/01/42	250,000	266,036
CSCDA Community Improvement Authority Essential Housing Mezzanine Lien Revenue Bonds, City of Orange, 4.00%, 3/01/57(d)	200,000	144,864
	Par	Value
California (Continued)
Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Refunding Bonds, Series C, 4.00%, 1/15/43	$250,000	$246,848
Lodi Unified School District GO Unlimited Bonds, 3.00%, 8/01/46	400,000	325,645
Los Angeles Department of Airports Airport Subordinate Revenue Bonds (AMT), Los Angeles International Airport, 5.00%, 5/15/34	510,000	517,571
Los Angeles Department of Airports Senior Revenue Bonds (AMT), Private Activity, 5.00%, 5/15/47	250,000	257,503
Los Angeles Department of Airports Subordinate Revenue Bonds, Series A (AMT), Private Activity, 4.00%, 5/15/41	1,000,000	983,187
Los Angeles Department of Airports Subordinate Revenue Refunding Bonds (AMT), 5.00%, 5/15/43	500,000	513,092
Orange County Community Facilities District No. 2023-1 Special Tax Bonds, Rienda Phase 2B, 5.50%, 8/15/53	500,000	530,526
Pittsburg Public Financing Authority Water Revenue Bonds, Series A (AGM Insured), 4.13%, 8/01/47	250,000	251,376
Riverside County Redevelopment Successor Agency Tax Allocation Revenue Refunding Bonds, Series B (AGM Insured), 4.00%, 10/01/37	400,000	398,663
Rocklin Community Facilities District No. 10 Special Tax Bonds, 5.00%, 9/01/34	150,000	151,422
Sacramento Railyards Community Facilities District No. 2018 Special Tax Bonds, 5.25%, 9/01/47(d)	550,000	566,267
San Francisco Bay Area Rapid Transit District Sustainable GO Unlimited Bonds, Series C-1, 4.00%, 8/01/45	200,000	196,996

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
California (Continued)
San Mateo Foster City School District GO Unlimited Bonds, Series B, 4.00%, 8/01/48	$500,000	$501,145
Southern California Public Power Authority Revenue Bonds, Series A, Clean Energy Project, 5.00%, 9/01/30(a)(b)	750,000	788,594
Susanville Natural Gas Revenue Refunding Bonds, Natural Gas Enterprise (AGM Insured), 3.00%, 6/01/26	595,000	595,919
Tobacco Securitization Authority of Southern California Tobacco Settlement Revenue Refunding Bonds, San Diego Asset Securities, 5.00%, 6/01/35	100,000	105,190
Washington Township Health Care District 2020 Election GO Unlimited Bonds, Series B, 5.50%, 8/01/53	750,000	830,669
		19,419,876
Colorado – 3.9%
Aurora Crossroads Metropolitan District No. 2 Senior Lien GO Limited Bonds, Series A, 5.00%, 12/01/40	500,000	503,581
Baseline Metropolitan District No. 1 Special GO Unlimited Revenue Refunding Bonds, Series A (AGC Insured), 4.00%, 12/01/46	360,000	342,581
Boulder Valley School District No. RE-2 GO Unlimited Bonds (State Aid Withholding), 4.13%, 12/01/46	660,000	645,884
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Ascent Classical Academy, 5.75%, 4/01/59(d)	100,000	102,584
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/26	510,000	519,056
5.00%, 3/15/29	590,000	622,104
	Par	Value
Colorado (Continued)
Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured),
5.00%, 3/15/30	$310,000	$329,425
5.00%, 3/15/35	590,000	617,109

Colorado High Performance Transportation Enterprise Revenue Bonds, C-470 Express Lane, 5.00%, 12/31/56	1,000,000	978,170
Colorado Science and Technology Park Metropolitan District No. 1 Revenue Refunding Bonds, Series A (AGM Insured), 4.25%, 12/01/44	250,000	251,510
Colorado Springs School District No. 11 COPS (BAM Insured), 5.00%, 12/15/43	400,000	432,063
Colorado State COPS,
6.00%, 12/15/40	1,000,000	1,168,928
6.00%, 12/15/41	500,000	581,526
Colorado State COPS, Series A,
4.00%, 12/15/36	200,000	205,142
4.00%, 12/15/40	375,000	375,931

Colorado State Health Facilities Authority Revenue Refunding Bonds, Series 2019-A, AdventHealth Obligated Group, 4.00%, 11/15/43	500,000	485,053
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Intermountain Health, 5.00%, 5/15/54	350,000	366,567
Colorado State Health Facilities Authority Revenue Refunding Bonds, Series A, Sanford Health, 4.00%, 11/01/39	200,000	198,425
Denver City & County Airport Revenue Refunding Bonds, Series D (AMT), 5.75%, 11/15/41	325,000	361,718

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Colorado (Continued)

Denver City & County Airport System Subordinate Revenue Refunding Bonds, Series A (AMT), 5.25%, 12/01/43	$500,000	$513,866
Denver Convention Center Hotel Authority Senior Revenue Refunding Bonds,
5.00%, 12/01/36	500,000	506,262
5.00%, 12/01/40	250,000	251,928

Denver Health & Hospital Authority Healthcare Revenue Bonds, Series A, 4.00%, 12/01/27	180,000	180,021
Midtown Clear Creek Metropolitan District Refunding GO Limited Bonds, Series A (BAM Insured), 5.00%, 12/01/53	845,000	890,683
Park Creek Metropolitan District Revenue Refunding Bonds, Series A (NATL, IBC Insured), 5.00%, 12/01/45	500,000	503,843
Public Authority for Colorado State Energy Natural Gas Purchase Revenue Bonds, 6.50%, 11/15/38	250,000	299,131
Trails at Crowfoot Metropolitan District No. 3 GO Limited Refunding Bonds, Series A (AGC Insured),
5.00%, 12/01/27	100,000	105,344
5.00%, 12/01/28	115,000	123,116
5.00%, 12/01/29	130,000	141,747
5.00%, 12/01/31	150,000	167,177
		12,770,475
Connecticut – 0.4%
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series K, Sacred Heart University, 5.00%, 7/01/27	400,000	417,376
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Forward Delivery, Stamford Hospital Issue, 4.00%, 7/01/42	250,000	237,266
	Par	Value
Connecticut (Continued)
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, Series F, Masonicare Issue, 5.00%, 7/01/27	$220,000	$222,011
Connecticut State Health & Educational Facilities Authority Revenue Refunding Bonds, University of Hartford,
4.00%, 7/01/39	120,000	100,366
4.00%, 7/01/49	100,000	76,287

Hamden Revenue Refunding Bonds, Whitney Center Project, 5.00%, 1/01/40	125,000	123,623
West Haven City GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/27	255,000	264,075
		1,441,004
Delaware – 0.5%
Bridgeville Special Tax Obligation Bonds, Heritage Shores Special Development, 5.25%, 7/01/44(d)	100,000	102,986
Delaware State Transportation Authority System Senior Revenue Bonds, 3.00%, 7/01/43	1,500,000	1,295,545
Kent County Student Housing & Dining Facilities Revenue Bonds, CHF-Dover LLC-Delaware State University Project,
5.00%, 7/01/32	250,000	254,797
5.00%, 7/01/48	100,000	99,763
		1,753,091
District of Columbia – 1.5%
District of Columbia Hospital Revenue Refunding Bonds, Children's Hospital, 5.00%, 7/15/44	300,000	301,488
District of Columbia Income Tax Secured Revenue Bonds, Series A, 5.25%, 5/01/48	500,000	541,052
District of Columbia Revenue Bonds, Ingleside Rock Creek Project, 5.00%, 7/01/52	400,000	377,992
District of Columbia Revenue Bonds, KIPP DC Project, 4.00%, 7/01/39	100,000	95,610

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
District of Columbia (Continued)
Metropolitan Washington Airports Authority Airport System Revenue Refunding Bonds, Series A (AMT), 5.25%, 10/01/48	$1,000,000	$1,046,856
Metropolitan Washington Airports Authority Dulles Toll Road Revenue Refunding Bonds, Dulles Metrorail & Capital (AGM Insured), 4.00%, 10/01/52	280,000	257,205
Metropolitan Washington Airports Authority Dulles Toll Road Subordinate Lien Revenue Refunding Bonds, Dulles Metrorail & Capital Improvement Projects, Series B, 4.00%, 10/01/35	350,000	350,835
Metropolitan Washington Airports Authority System Revenue Refunding Bonds, Series A (AMT),
5.00%, 10/01/51	500,000	512,083
4.00%, 10/01/51	500,000	452,537

Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Series A, Green Bonds, 5.50%, 7/15/51	525,000	576,207
Washington Metropolitan Area Transit Authority Dedicated Revenue Bonds, Sustainability Financed, 5.25%, 7/15/53	450,000	483,797
		4,995,662
Florida – 4.4%
Alachua County Health Facilities Authority Revenue Bonds, Shands Teaching Hospital & Clinics, 5.00%, 12/01/44	500,000	500,116
Broward County Airport System Revenue Bonds, Series A (AMT), 5.00%, 10/01/36	750,000	780,641
Florida State Development Finance Corp., Solid Waste Disposal Variable Revenue Bonds, Waste Pro USA, Inc. (AMT), 6.13%, 7/01/26(a)(b)(d)	200,000	204,355
Florida State Municipal Power Agency Revenue Refunding Bonds, Series A, 5.00%, 10/01/31	300,000	308,235
	Par	Value
Florida (Continued)
Greater Orlando Aviation Authority Airport Facilities Revenue Bonds, Series A (AMT),
5.00%, 10/01/40	$500,000	$502,768
5.00%, 10/01/49	500,000	508,626

Hillsborough County IDA Health System Revenue Refunding Bonds, Baycare Health System, 4.13%, 11/15/51	330,000	309,951
Lakeland Hospital System Revenue Refunding Bonds, Lakeland Regional Health Systems, 5.00%, 11/15/26	425,000	439,042
Lakewood Ranch Stewardship District Utility Revenue Bonds, System Acquisition Project (AGM Insured), 5.25%, 10/01/48	350,000	371,033
Lee County IDA Healthcare Facilities Revenue Bonds, Shell Point/Waterside Health Project, 5.00%, 11/15/39	300,000	309,790
Lee County Local Optional Gas TRB, 5.25%, 8/01/49	355,000	371,630
Leon County School District Sales TRB, 4.00%, 9/01/26	800,000	800,621
Miami-Dade County Aviation Revenue Bonds, Series A (AMT), 5.00%, 10/01/49	500,000	506,532
Miami-Dade County Educational Facilities Authority Revenue Refunding Bonds, Series A, University of Miami, 5.00%, 4/01/30	250,000	250,809
Miami-Dade County Expressway Authority Toll System Revenue Bonds, Series A, 5.00%, 7/01/28	250,000	250,394
Miami-Dade County Florida Aviation Revenue Refunding Bonds, Series A (AMT), 5.00%, 10/01/34	325,000	354,112
Miami-Dade County GO Unlimited Bonds, Public Health Trust Program, 4.00%, 7/01/42	250,000	246,935

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Florida (Continued)

Miami-Dade County Seaport Revenue Refunding Bonds, Series A (AMT), Senior Bonds, 5.25%, 10/01/52	$500,000	$512,549
Miami-Dade County Seaport Subordinate Revenue Refunding Bonds, Subseries B-1 (AMT), 4.00%, 10/01/46	500,000	459,609
Osceola County Florida Transportation Revenue Refunding CABS, Series A-2,
0.00%, 10/01/26(e)	275,000	258,330
0.00%, 10/01/27(e)	360,000	326,140

Polk County Utility System Revenue Refunding Bonds, 4.00%, 10/01/43	400,000	401,182
Saint John County School Board COPS, Series A (AGM Insured), 5.25%, 7/01/46	500,000	541,937
Sarasota County Public Hospital District Revenue Bonds, Sarasota Memorial Hospital Project, 5.00%, 7/01/52	250,000	257,462
South Broward Hospital District Revenue Bonds, South Broward Hospital District Obligated Group, 4.00%, 5/01/48	500,000	465,370
South Broward Hospital District Revenue Refunding Bonds, Series A, 4.00%, 5/01/44	500,000	469,723
Tampa Bay Regional Water Supply Authority Utility System Revenue Bonds, Series A, 5.25%, 10/01/54	950,000	1,029,803
Tampa Health System Revenue Bonds, Series A, Baycare, 4.00%, 11/15/46	415,000	390,465
Tampa Hospital Revenue Bonds, H. Lee Moffitt Cancer Center,
5.00%, 7/01/26	125,000	127,853
5.00%, 7/01/27	125,000	130,229

Village Community Development District No. 14 Special Assessment Revenue Bonds, 5.50%, 5/01/53	235,000	242,858
	Par	Value
Florida (Continued)

Village Community Development District No. 15 Special Assessment Revenue Bonds, 4.20%, 5/01/39(d)	$250,000	$245,433
Volusia County Educational Facilities Authority Revenue Refunding Bonds, Embry-Riddle Aeronautical, 5.00%, 10/15/44	500,000	512,962
Wildwood Utility Dependent District Senior Lien Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/41	465,000	494,450
Wildwood Utility Dependent District Subordinate Revenue Bonds, South Sumter Utility Project (BAM Insured), 5.00%, 10/01/36	400,000	435,194
		14,317,139
Georgia – 4.0%
Atlanta Airport Passenger Facility Charge Subordinate Revenue Bonds, Series C, 5.00%, 7/01/40	365,000	397,377
Atlanta Airport Revenue Bonds, Series A, 5.00%, 7/01/47	890,000	944,757
Atlanta Development Authority Senior Lien Revenue Bonds, Series A-1, 5.00%, 7/01/30	200,000	201,191
Atlanta Development Authority Tax Allocation, Westside Gulch Area Project, Series A, 5.50%, 4/01/39(d)	250,000	256,139
Bartow County Development Authority Revenue Refunding Bonds, Georgia Power Company Plant Bowen Project, 1.80%, 9/01/29(b)	250,000	219,307
Burke County Development Authority Pollution Control Variable Revenue Refunding Bonds, Georgia Power Company Plant Vogtle Project, 3.38%, 3/12/27(a)(b)	575,000	576,924

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Georgia (Continued)
City of Atlanta Airport Passenger Facility Charge Subordinate Lien Green Revenue Bonds (AMT), 5.25%, 7/01/41	$500,000	$541,555
Fulton County Development Authority Transportation Corp., Toll Revenue Refunding Bonds, Robert W. Woodruff Arts Center, Inc., Project, 5.00%, 3/15/32	200,000	211,761
Gainesville & Hall County Hospital Authority Revenue Refunding Bonds, Northeast Georgia Health System, Inc., Project, 5.00%, 2/15/37	500,000	513,410
Geo L. Smith II Congress Authority Convention Center Hotel Revenue Bonds, 4.00%, 1/01/36	500,000	500,304
Geo L. Smith II Congress Center Authority Convention Center Hotel First Tier Revenue Bonds, 4.00%, 1/01/54	250,000	220,167
Georgia State GO Unlimited Bonds, Bidding Group 2, Series A, 4.00%, 7/01/42	1,000,000	1,022,310
Georgia State Housing & Finance Authority Revenue Bonds, Series A, 4.70%, 12/01/54	265,000	265,764
Glynn-Brunswick Memorial Hospital Authority Revenue Refunding Anticipation Certificates Bonds, Southeast Georgia Health System, 5.00%, 8/01/34	530,000	531,601
Griffin-Spalding County Hospital Authority Revenue Anticipation Certificates Bonds, Wellstar, 5.00%, 4/01/35	150,000	154,137
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series 2024-B, 5.00%, 3/01/32(a)(b)	750,000	800,673
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series A,
4.00%, 9/01/27(a)(b)	1,125,000	1,139,066
5.00%, 9/01/31(a)(b)	250,000	264,949
	Par	Value
Georgia (Continued)
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series B,
5.00%, 6/01/29(a)(b)	$700,000	$725,901
5.00%, 3/01/30(a)(b)	335,000	353,629

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series C, 4.00%, 11/01/27(a)(b)(d)	350,000	347,222
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series D, 5.00%, 12/01/30(a)(b)	250,000	260,941
Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E,
5.00%, 12/01/29	1,000,000	1,052,792
5.00%, 12/01/32(a)(b)	500,000	528,143

Main Street Natural Gas, Inc., Gas Supply Revenue Bonds, Series E-1, 5.00%, 6/01/31(a)(b)	150,000	158,901
Municipal Electric Authority of Georgia Power Revenue Refunding Bonds, Series HH, 5.00%, 1/01/29	500,000	524,616
Municipal Electric Authority of Georgia Revenue Bonds, Plant Vogtle Units 3&4 Project (AGM Insured), 5.00%, 7/01/55	250,000	259,589
		12,973,126
Guam – 0.1%
Guam Government Business Privilege Tax Revenue Refunding Bonds, Series F, 4.00%, 1/01/42	250,000	236,474
Hawaii – 0.2%
Honolulu City & County Multifamily Variable Revenue Bonds, Maunakea Tower Apartments (Housing & Urban Development Sector 8 Program), 5.00%, 6/01/26(a)(b)	135,000	137,912
Honolulu City & County Wastewater System Sustainable Revenue Bonds, Senior Series A, 5.25%, 7/01/54	600,000	654,713
		792,625

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Idaho – 0.2%
Idaho Housing and Finance Association Single Family Mortgage Revenue Bonds, Series A (GNMA, FNMA, FHLMC Insured), 6.00%, 7/01/54	$490,000	$540,062
Illinois – 6.5%
Chicago Board of Education GO Unlimited Bonds, Series A,
5.00%, 12/01/38	500,000	505,718
5.00%, 12/01/42	250,000	248,031

Chicago Board of Education GO Unlimited Bonds, Series D, 5.00%, 12/01/46	350,000	341,099
Chicago Board of Education GO Unlimited Refunding Bonds, Dedicated, Series D, 5.00%, 12/01/31	750,000	760,669
Chicago City Colleges Capital Appreciation GO Unlimited Bonds (NATL Insured), 0.00%, 1/01/30(e)	750,000	622,704
Chicago GO Unlimited Bonds, Series A, Chicago Works, 5.50%, 1/01/39	250,000	264,931
Chicago O'Hare International Airport Revenue Refunding Bonds, Series C (AMT), 5.00%, 1/01/31	500,000	533,967
Chicago O'Hare International Airport Revenue Refunding Bonds, Series D, 5.00%, 1/01/45	500,000	536,269
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds (AMT), 5.00%, 1/01/28	680,000	708,229
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Customer Facility (BAM Insured), 5.00%, 1/01/28	220,000	232,570
Chicago O'Hare International Airport Senior Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 1/01/31	250,000	261,457
Chicago Refunding GO Unlimited Bonds, Series B, 5.00%, 1/01/31	1,000,000	1,057,591
	Par	Value
Illinois (Continued)

Chicago Refunding GO Unlimited Refunding Bonds, Series A, Partially Escrowed to Maturity, 5.00%, 1/01/27	$250,000	$255,576
Chicago Special Assessment Refunding Bonds, Lakeshore East Project, 2.87%, 12/01/27(d)	254,000	247,199
Cook County Community College District No. 508 GO Unlimited Refunding Bonds, City Colleges of Chicago (BAM Insured), 5.00%, 12/01/42	250,000	263,127
Grundy, Kendall & Will Counties Community School District No. 11 GO Debt Certificates, 5.00%, 12/01/29	680,000	680,576
Illinois State Finance Authority Revenue Bonds, Series A, The University of Chicago, 5.25%, 5/15/48	100,000	107,009
Illinois State Finance Authority Revenue Bonds, The Chicago School, 5.25%, 4/01/43	250,000	262,480
Illinois State Finance Authority Revenue Refunding Bonds, Series A, 4.00%, 7/15/39	250,000	249,792
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Bradley University Project, 4.00%, 8/01/43	250,000	224,078
Illinois State Finance Authority Revenue Refunding Bonds, Series A, Lutheran Communities, 5.00%, 11/01/40	350,000	218,738
Illinois State Finance Authority Revenue Refunding Bonds, Series A, The Carle Foundation, 5.00%, 2/15/45	250,000	251,009
Illinois State Finance Authority Variable Revenue Bonds, Series B-2, 5.00%, 11/15/26(a)(b)	925,000	942,099
Illinois State GO Unlimited Bonds, Series B,
5.00%, 10/01/31	250,000	271,119
5.50%, 5/01/47	100,000	107,914
5.25%, 5/01/47	100,000	107,181

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Illinois State GO Unlimited Refunding Bonds, Series B, 5.00%, 10/01/28	$250,000	$264,814
Illinois State HDA MFH Variable Revenue Bonds, 6900 Crandon (FHA Insured, Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)	400,000	406,866
Illinois State HDA MFH Variable Revenue Bonds, South Shore HHDC (Housing & Urban Development Sector 8 Program), 5.00%, 2/01/26(a)(b)	670,000	681,567
Illinois State HDA Revenue Refunding Bonds, Series H, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.75%, 10/01/53	220,000	234,135
Illinois State Refunding GO Unlimited Bonds, 5.00%, 2/01/39	200,000	219,127
Illinois State Sales Tax Revenue Refunding Bonds, Subseries D (BAM, TCRS Insured), 3.00%, 6/15/31	390,000	367,175
Illinois State Sports Facilities Authority State Tax Supported Revenue Refunding Bonds (AGM Insured), 5.00%, 6/15/27	400,000	401,989
Illinois State Toll Highway Authority Revenue Bonds, Series A,
5.00%, 1/01/46	750,000	791,257
4.00%, 1/01/46	250,000	231,244
Illinois State Toll Highway Authority Senior Revenue Bonds, Series A,
5.00%, 1/01/40	500,000	537,644
5.00%, 1/01/45	250,000	262,312

Macoupin Country Community Unit School District No. 7 GO Unlimited Refunding Bonds, Series D (AGM Insured), 4.00%, 12/01/26	250,000	252,048
	Par	Value
Illinois (Continued)

Metropolitan Pier & Exposition Authority Dedicated Capital Appreciation Tax Revenue Refunding Bonds, Series B, McCormick Project (AGM Insured), 0.00%, 6/15/26(e)	$250,000	$239,578
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion, 4.00%, 12/15/42	250,000	239,532
Metropolitan Pier & Exposition Authority Revenue Refunding Bonds, McCormick Place Expansion Project,
5.00%, 6/15/42	500,000	522,464
5.00%, 6/15/50	500,000	511,204

Naperville GO Unlimited Bonds, 4.00%, 12/01/41	145,000	146,775
Northern Illinois University Board of Trustees Auxiliary Facilities System Revenue Bonds (BAM Insured), 5.00%, 10/01/27	350,000	363,749
Northern University Board of Trustees Revenue Bonds, Auxiliary Facilities System (BAM Insured), 5.00%, 10/01/26	250,000	256,278
Peoria County School District No. 150 GO Unlimited Refunding Bonds, Series A (AGM Insured), 4.00%, 12/01/26	390,000	397,314
Regional Transportation Authority Revenue Bonds, Series B (NATL Insured), 5.50%, 6/01/27	275,000	284,743
Sales Tax Securitization Corp., Second Lien Revenue Refunding Bonds, Series A, 4.00%, 1/01/38	250,000	250,155
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 4.00%, 12/01/39	250,000	238,122

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Illinois (Continued)

Springfield Illinois Electric Senior Lien Revenue Refunding Bonds, 5.00%, 3/01/29	$590,000	$590,896
Waukegan City Lake County Water & Sewer System Revenue Refunding Bonds (AGM Insured),
5.00%, 12/30/26	200,000	207,598
4.00%, 12/30/38	500,000	503,327
4.00%, 12/30/40	500,000	494,639

Waukegan GO Unlimited Bonds, Series A (AGM Insured), 5.00%, 12/30/32	250,000	250,256
Will County Community High School District No. 210 Lincoln-Way Refunding GO Unlimited Refunding Bonds (AGM Insured), 4.00%, 1/01/34	650,000	650,073
		21,058,013
Indiana – 2.1%
Fort Wayne Redevelopment Authority Lease Rental Revenue Refunding Bonds, Grand Wayne Center Project (State Intercept Program), 4.00%, 2/01/26	760,000	768,014
Indiana Bond Bank Revenue CABS, Hamilton Co., Projects,
0.00%, 7/15/28(e)	900,000	788,692
0.00%, 1/15/29(e)	560,000	480,126

Indiana Finance Authority Educational Facilities Revenue Refunding Bonds, Series A, Depauw University Project, 5.50%, 7/01/52	255,000	261,961
Indiana State Finance Authority Variable Revenue Refunding Bonds, Deaconess Health System, (SIFMA Municipal Swap Index Yield + 0.30%), 2.37%, 3/01/27(a)(c)	1,325,000	1,309,117
Ips Multi-School Building Corp. Sustainable Revenue Bonds, First Mortgage (State Intercept Program), 5.00%, 7/15/44	250,000	267,774
	Par	Value
Indiana (Continued)

Knox Middle School Building Corp., Revenue Bonds (State Intercept Program), 5.00%, 1/15/27	$440,000	$456,991
Tippecanoe County School Building Corp., Revenue Bonds, Series B (State Intercept Program), 5.00%, 7/15/29	195,000	210,332
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC, 5.00%, 1/01/54(d)	250,000	253,095
Valparaiso Exempt Facilities Revenue Refunding Bonds (AMT), Pratt Paper LLC Project, 4.88%, 1/01/44(d)	250,000	255,009
Westfield Washington Multi-School Building Corp. Revenue Bonds, Series B (BAM State Intercept Program),
5.00%, 7/15/27	375,000	392,027
5.00%, 1/15/28	455,000	479,533

Whiting Environmental Facilities Revenue Refunding Bonds (AMT), BP Products North America, 5.00%, 6/05/26(a)(b)	440,000	446,417
Whiting Environmental Facilities Variable Revenue Bonds (AMT), BP Products North America, 4.40%, 6/10/31(a)(b)	500,000	512,036
		6,881,124
Iowa – 0.5%
Iowa City Community School District GO Unlimited Bonds, 5.00%, 6/01/26	500,000	513,056
Iowa State Finance Authority Solid Waste Facilities Variable Revenue Bonds, Sustainable Gevo NW RNG (AMT) (Citibank N.A. LOC), 3.88%, 4/01/26(a)(b)	1,000,000	1,000,917
		1,513,973

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Kentucky – 1.7%
Fayette County School District Finance Corp., Revenue Bonds, Series A (State Intercept Program), 4.00%, 5/01/38	$250,000	$250,253
Kenton County Airport Board Revenue Refunding Bonds, 5.00%, 1/01/32	400,000	405,591
Kentucky Bond Development Corp., Educational Facilities Revenue Refunding Bonds, Transylvania University Project, 5.00%, 3/01/27	155,000	160,036
Kentucky State Economic Development Finance Authority Revenue Bonds, Owensboro Health, 5.25%, 6/01/50	250,000	250,125
Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Masonic Home Independent Living,
5.00%, 5/15/36	200,000	183,319
5.00%, 5/15/46	100,000	82,170

Kentucky State Economic Development Finance Authority Revenue Refunding Bonds, Series B, Owensboro Health, 5.00%, 6/01/40	300,000	303,329
Kentucky State Interlocal School Transportation Association Equipment Lease COPS (State Intercept Program), 4.00%, 3/01/29	295,000	300,206
Kentucky State Public Energy Authority Gas Supply Revenue Refunding Bonds, Series A-1, 5.25%, 2/01/32(a)(b)	775,000	833,571
Louisville & Jefferson County Metro Government PCR Refunding Bonds (AMT), Louisville Gas & Electric, 1.35%, 11/01/27	1,500,000	1,394,317
	Par	Value
Kentucky (Continued)

Owen County Water Facilities Variable Revenue Refunding Bonds, American Water Company Project, 3.88%, 9/01/28(a)(b)	$500,000	$498,073
Rural Water Financing Agency Public Project Revenue Bonds, Public Project Construction, 3.70%, 5/01/27	1,000,000	1,002,543
		5,663,533
Louisiana – 0.8%
East Baton Rouge Parish Sewerage Commission Variable Revenue Refunding Bonds, Series A, 1.30%, 2/01/28(a)(b)	500,000	448,333
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project, 5.00%, 10/01/26	215,000	220,419
Louisiana State Local Government Environmental Facilities & Community Development Authority Subordinate Revenue Refunding Bonds, East Baton Rouge, 5.00%, 2/01/27	400,000	414,386
Louisiana State offshore Terminal Authority Deepwater Port Variable Revenue Refunding bonds, Series C, Loop LLC Project, 4.20%, 9/01/28(a)(b)	300,000	301,464
Louisiana State Public Facilities Authority Revenue Refunding Bonds, Ochsner Clinic Foundation Project, 5.00%, 5/15/26	400,000	402,103
Louisiana State Public Facilities Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Pro USA Inc., Project, 6.75%, 10/01/28(a)(b)(d)	200,000	216,750
Saint John The Baptist Parish Revenue Refunding Bonds, Marathon Oil Corp., Project, 4.05%, 7/01/26(a)(b)	250,000	252,690

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Louisiana (Continued)
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., 3.30%, 7/03/28(a)(b)	$100,000	$100,088
Saint John The Baptist Parish Variable Revenue Refunding Bonds, Marathon Oil Corp., Project, 2.38%, 7/01/26(a)(b)	125,000	123,481
		2,479,714
Maine – 0.3%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series A, 5.00%, 7/01/27	215,000	224,350
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Prerefunded, 5.00%, 7/01/27(f)	30,000	31,391
Maine State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A (State Intercept State Resource Fund Guaranty Program), Unrefunded Balance, 5.00%, 7/01/28	620,000	645,579
		901,320
Maryland – 2.0%
Baltimore Convention Center Hotel Revenue Refunding Bonds, Convention Center Hotel, 5.00%, 9/01/39	500,000	497,825
Baltimore County GO Unlimited Bonds, 4.00%, 3/01/42	1,000,000	995,233
Maryland State Community Development Administration Department Housing & Community Development Revenue Bonds, Social Bonds (GNMA, FNMA, FHLMC Insured), 5.05%, 3/01/47	500,000	506,437
	Par	Value
Maryland (Continued)
Maryland State Economic Development Corp., Private Activity Revenue Bonds (AMT), Purple Line Light Rail Project, Green Bonds,
5.00%, 11/12/28	$500,000	$506,227
5.25%, 6/30/55	1,000,000	1,012,209

Maryland State Economic Development Corp., Revenue Bonds (AMT), Seagirt Marine Terminal Projects, 5.00%, 6/01/44	500,000	508,721
Maryland State Economic Development Corp., Senior Lien Revenue Bonds, Annapolis Mobility & Resilience, 5.00%, 12/31/42	145,000	150,642
Maryland State Health & Higher Educational Facilities Authority Revenue Bonds, Adventist Healthcare Obligated, 5.50%, 1/01/31	400,000	411,779
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Broadmead Issue, 4.00%, 7/01/35	285,000	287,807
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Series A, Mercy Medical Center, 4.00%, 7/01/42	120,000	111,291
Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Stevenson University Project, 4.00%, 6/01/51	500,000	434,724
Montgomery County GO Unlimited Refunding Bonds, Series A, Consolidated Public Improvement Project, 2.00%, 8/01/41	1,000,000	715,129

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Maryland (Continued)

Montgomery County Housing Opportunities Commission Multifamily & Reconstruction Development Revenue Bonds, Series C (FHA 542 (C) Insured), 2.85%, 1/01/51	$250,000	$179,472
Washington County Economic Development Revenue Refunding Bonds, Homewood Maryland Obligated Group Project, 4.00%, 5/01/42	225,000	214,557
		6,532,053
Massachusetts – 0.6%
Massachusetts Educational Financing Authority Senior Revenue Bonds, Series B (AMT), 5.00%, 7/01/28	280,000	291,251
Massachusetts State Development Finance Agency Revenue Bonds, UMass Boston Student Housing Project, 5.00%, 10/01/48	500,000	498,796
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/26	240,000	236,983
Massachusetts State Development Finance Agency Revenue Refunding Bonds, Series F, Lahey Clinic Obligated Group, 5.00%, 8/15/45	250,000	250,709
Massachusetts State Port Authority Revenue Bonds, Series B (AMT), 4.00%, 7/01/46	250,000	230,910
Massachusetts State Port Authority Revenue Bonds, Series E (AMT), 5.00%, 7/01/27	365,000	379,589
		1,888,238
Michigan – 2.3%
Detroit GO Unlimited Bonds, 5.00%, 4/01/27	50,000	51,760
Detroit GO Unlimited Bonds, Series A, Social Bonds, 4.00%, 4/01/40	250,000	237,742
	Par	Value
Michigan (Continued)
Gerald R. Ford International Airport Authority Revenue Bonds (AMT) (County Gtd), 5.00%, 1/01/51	$525,000	$539,396
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, Lawrence Technological University, 4.00%, 2/01/27	140,000	138,959
Michigan State Finance Authority Limited Obligation Revenue Refunding Bonds, University of Detroit Mercy, 5.63%, 11/01/52	300,000	307,718
Michigan State Finance Authority Revenue Refunding Bonds, Trinity Health Credit Group,
4.00%, 12/01/35	515,000	520,231
4.00%, 12/01/40	500,000	488,765

Michigan State Finance Authority Variable Revenue Refunding Bonds, Beaumont Spectrum, (SIFMA Municipal Swap Index Yield + 0.75%), 2.82%, 4/15/27(a)(c)	1,500,000	1,492,831
Michigan State Hospital Finance Authority Revenue Refunding Bonds, Ascenion Senior, Prerefunded, 5.00%, 11/15/26(f)	420,000	433,491
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Consumers Energy Co., 3.35%, 10/01/27(a)(b)	1,000,000	995,395
Michigan State Strategic Fund Limited Obligation Variable Revenue Bonds (AMT), Green Bonds, 4.00%, 10/01/26(a)(b)	100,000	99,842
Michigan State Trunk Line Fund Revenue Bonds, 4.00%, 11/15/46	250,000	244,518
Michigan State Trunk Line Revenue Bonds, Rebuilding Michigan Program, 5.50%, 11/15/49	1,000,000	1,109,207

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Michigan (Continued)

Okemos Public School District GO Unlimited Bonds, Series II (Q-SBLF Insured), 5.00%, 5/01/49	$500,000	$530,684
Wayne State University Revenue Refunding Bonds, Series A (BAM, TCRS Insured), 5.00%, 11/15/27	300,000	308,308
		7,498,847
Minnesota – 1.1%
Brainerd Independent School Building District No. 181 GO Unlimited Bonds, Series A (School District Credit Program), 4.00%, 2/01/39	500,000	501,270
Center City Health Care Facilities Revenue Refunding Bonds, Hazelden Betty Ford Foundation, 5.00%, 11/01/31	210,000	230,928
Gibbon Independent School District No. 2365 GO Unlimited Bonds, Series A (School District Credit Program), 6.00%, 2/01/28	200,000	217,692
Minneapolis Health Care System Revenue Refunding Bonds, Fairview Health Services, Series A, 5.00%, 11/15/27	585,000	590,754
Minnesota State Agricultural & Economic Development Board Revenue Bonds, HealthPartners Obligated Group, 5.25%, 1/01/54	300,000	319,487
Saint Paul Housing & Redevelopment Authority Health Care Facilities Revenue Refunding Bonds, HealthPartners Obligated Group, 5.00%, 7/01/31	1,635,000	1,643,457
		3,503,588
	Par	Value
Mississippi – 0.2%
Mississippi Alcoholic Beverage Control Revenue Bonds, ABC Warehouse Construction Project, 5.00%, 10/01/44	$250,000	$268,193
Mississippi State Hospital Equipment & Facilities Authority Adjustable Revenue Refunding Bonds, North Mississippi Health, 5.00%, 3/01/27(a)(b)	265,000	273,407
		541,600
Missouri – 1.5%
Central Southwest Community College District COPS,
5.00%, 3/01/26	225,000	229,789
5.00%, 3/01/27	225,000	233,973

Kansas City IDA Economic Activity Tax Revenue Bonds, Historic Northeast Redevelopment Plan, 5.00%, 6/01/46(d)	200,000	198,131
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Bonds, Mercy Health, 3.00%, 6/01/53	970,000	711,017
Missouri State Health & Educational Facilities Authority Health Facilities Revenue Refunding Bonds, Series A, St. Luke's Health System, Inc., 5.00%, 11/15/30	250,000	256,085
Missouri State Health & Educational Facilities Authority Revenue Bonds, Lutheran Senior Services Project, Series 2025-A, 5.00%, 2/01/29	875,000	919,173
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds,
5.00%, 2/15/26	200,000	201,633
5.00%, 2/15/27	215,000	220,489
5.00%, 2/15/28	250,000	259,205

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Bethesda Health Group, Inc., 4.00%, 8/01/26	200,000	199,074

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Missouri (Continued)

Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Series C, 5.00%, 5/01/28(a)(b)	$500,000	$527,164
Missouri State Health & Educational Facilities Authority Revenue Refunding Bonds, Webster University Project, 5.00%, 4/01/26	500,000	484,207
Saint Louis County IDA Senior Living Facilities Revenue Refunding Bonds, Friendship Village St. Louis, 5.00%, 9/01/48	500,000	484,105
		4,924,045
Nebraska – 0.7%
Douglas County Educational Facilities Variable Revenue Refunding Bonds, Creighton University Project, (SIFMA Municipal Swap Index Yield + 0.53%), 2.60%, 9/01/26(a)(c)	730,000	722,462
Douglas County Hospital Authority No. 3 Nebraska Health Facilities Revenue Refunding Bonds, Nebraska Methodist Health, 5.00%, 11/01/27	500,000	505,959
Lincoln MFH Variable Revenue Bonds, Central at South Haymarket, 3.37%, 7/01/28(a)(b)	1,000,000	997,163
		2,225,584
Nevada – 0.8%
Clark County PCR Refunding Bonds, Southern California Edison Company, 2.10%, 6/01/31	250,000	214,201
Clark County Stadium Improvement GO Limited Bonds, Series A, 5.00%, 5/01/48	500,000	513,475
Las Vegas Convention & Visitors Authority Convention Center Expansion Revenue Bonds, Series B,
5.00%, 7/01/43	250,000	257,960
4.00%, 7/01/49	150,000	139,889
	Par	Value
Nevada (Continued)

Las Vegas New Convention & Visitors Authority Revenue Bonds, Series B, 5.00%, 7/01/37	$1,000,000	$1,055,211
Las Vegas Special Improvement District No. 814 Summerlin Village 21 & 24A Special Assessment Bonds, 4.00%, 6/01/49	90,000	76,524
Las Vegas Valley Water District GO Limited Bonds, Series A, 4.00%, 6/01/46	250,000	239,205
		2,496,465
New Hampshire – 0.4%
National Finance Authority Municipal Certificates Revenue Bonds, Series 1-A, 4.13%, 1/20/34	853,379	850,395
New Hampshire State Health & Education Facilities Authority Revenue Refunding Bonds, Kendal at Hanover Issue, 5.00%, 10/01/36	180,000	182,773
New Hampshire State Health & Educational Facilities Authority Revenue Bonds, Dartmouth Hitchcock Obligated Group, 4.00%, 8/01/43	250,000	234,108
		1,267,276
New Jersey – 1.6%
New Jersey State EDA Energy Facility Revenue Bonds, Series A (AMT), UMM Energy Partners,
5.00%, 6/15/37	190,000	189,991
5.13%, 6/15/43	350,000	347,204

New Jersey State EDA Motor Vehicle Surcharge Revenue Refunding Bonds, Subseries A, 3.38%, 7/01/30	250,000	240,714
New Jersey State EDA Private Activity Revenue Bonds (AMT), The Goethals Project, 5.38%, 1/01/43	100,000	100,069
New Jersey State EDA Revenue Bonds, Portal North Bridge Project NJ Transit, 5.25%, 11/01/41	235,000	256,873

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New Jersey (Continued)

New Jersey State EDA Revenue Bonds, Provident Group Rowan Properties LLC, 5.00%, 1/01/48	$125,000	$116,186
New Jersey State EDA Revenue Refunding Bonds, Cranes Mill Project, 5.00%, 1/01/49	260,000	249,961
New Jersey State EDA Special Facility Revenue Refunding Bonds (AMT), Port Newark Container, 5.00%, 10/01/47	300,000	302,853
New Jersey State EDA Water Facilities Revenue Refunding Bonds (AMT), New Jersey American Water Co., Inc. Project, 2.20%, 12/03/29(a)(b)	775,000	682,919
New Jersey State GO Unlimited Bonds, 2.00%, 6/01/37	1,175,000	902,051
New Jersey State Health Care Facilities Financing Authority Revenue Bonds, Valley Health System Obligated Group Series, 5.00%, 7/01/33	1,000,000	1,067,279
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series A, 4.00%, 6/15/42	250,000	244,614
New Jersey State Transportation Trust Fund Authority Revenue Bonds, Series AA, 5.00%, 6/15/40	500,000	531,620
		5,232,334
New York – 7.0%
Build Resource Corp., Revenue Bonds, Friends of Hellenic Classical Charter Schools, Inc., 4.00%, 12/01/31(d)	500,000	476,054
Hempstead Town Local Develop Corp., Education Revenue Refunding Bonds, Academy Charter School Project, 5.66%, 2/01/44	250,000	237,995
Hempstead Town Local Development Corp., Education Revenue Bonds, Academy Charter School Project, 4.60%, 2/01/51	250,000	194,932
	Par	Value
New York (Continued)
Hempstead Town Local Development Corp., Revenue Refunding Bonds, Adelphi University Project, 5.00%, 6/01/27	$300,000	$311,511
Hudson Yards Infrastructure Corp. Second Indenture Revenue Refunding Bonds, Series A (AGM Insured), 4.00%, 2/15/47	250,000	244,600
Metropolitan Transportation Authority Revenue Refunding Bonds, Series D (BAM, TCRS Insured), 4.00%, 11/15/42	300,000	292,447
New York City Housing Development Corp., MFH Sustainable Revenue Bonds, Series F-1A, 5.00%, 11/01/54	500,000	519,873
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Second General Resolution, Series CC-1, 5.00%, 6/15/49	250,000	260,914
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series AA-1, 5.25%, 6/15/52	250,000	268,513
New York City Municipal Water Finance Authority Water & Sewer System Revenue Bonds, Series BB-1, 5.25%, 6/15/54	500,000	539,147
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, 4.00%, 5/01/36	1,000,000	1,024,942
New York City Transitional Finance Authority Future Tax Subordinate Revenue Bonds, Series C-S, 5.00%, 5/01/50	500,000	530,406
New York City Transitional Finance Authority Revenue Bonds, Subseries B-1, 4.00%, 8/01/42	295,000	288,298
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025,
5.25%, 5/01/45	1,000,000	1,100,066

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)
New York City Transitional Finance Authority Subordinate Revenue Bonds, Series D, Fiscal 2025,
5.50%, 5/01/52	$250,000	$277,704

New York GO Unlimited Bonds, Series A-1, 5.25%, 9/01/42	250,000	274,528
New York GO Unlimited Bonds, Series C, 5.25%, 3/01/53	1,000,000	1,075,721
New York GO Unlimited Bonds, Series D, Subseries D1, 5.00%, 12/01/42	250,000	260,489
New York State Convention Center Development Corp., Revenue Refunding Bonds, Hotel Unit Fee Secured, 5.00%, 11/15/40	600,000	601,817
New York State Dormitory Authority Non State Supported Debt Revenue Bonds, White Plains Hospital Obligated Group, 5.25%, 10/01/49	100,000	103,765
New York State Dormitory Authority Non State Supported Debt Revenue Refunding Bonds, Series A, Barnard College, 4.00%, 7/01/49	300,000	272,761
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series A, 5.00%, 3/15/41	1,000,000	1,085,115
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, 5.00%, 2/15/44	20,000	20,014
New York State Dormitory Authority Personal Income Tax Revenue Refunding Bonds, Series E, Unrefunded Balance, 5.00%, 2/15/44	405,000	405,409
New York State Dormitory Authority Revenues Non State Supported Debt Revenue Bonds, Series A, Pace University, 5.25%, 5/01/29	250,000	266,712
	Par	Value
New York (Continued)

New York State Dormitory Authority Sales Tax Revenue Bonds, Bidding Group 3, Series A, 5.00%, 3/15/56	$500,000	$528,130
New York State Energy Research & Development Authority PCR Refunding Bonds, New York Electric & Gas, Series C, 4.00%, 4/01/34	250,000	254,767
New York State Liberty Development Corp., Revenue Refunding Bonds, 4 World Trade Center Project, Green Bonds, 1.20%, 11/15/28	500,000	444,850
New York State Liberty Development Corp., Revenue Refunding Bonds, Class 2, 3 World Trade Center Project,
5.15%, 11/15/34(d)	500,000	500,484
5.38%, 11/15/40(d)	150,000	150,140

New York State Power Authority Revenue Refunding Bonds, Series A, 4.00%, 11/15/45	500,000	485,297
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines Inc., 4.00%, 10/01/30	1,500,000	1,495,331
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Delta Air Lines, Inc., Laguardia Airport Terminal C&D Redevelopment Project, 5.00%, 10/01/35	500,000	522,024
New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), John F. Kennedy International Airport (AGM Insured), Sustainable Bonds, 5.00%, 6/30/49	250,000	256,161

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
New York (Continued)

New York State Transportation Development Corp., Special Facilities Revenue Bonds (AMT), Laguardia Airport Terminal, 5.63%, 4/01/40	$250,000	$266,354
New York State Transportation Development Corp., Special Facilities Revenue Bonds, Delta Air Lines, Inc. (AMT), 5.00%, 1/01/30	345,000	355,777
New York State Transportation Development Corp., Special Facilities Sustainable Revenue Refunding Bonds (AMT), JFK Airport,
5.25%, 12/31/54	325,000	343,684
5.50%, 12/31/60	335,000	353,860

New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), John F. Kennedy International Airport Project, 5.38%, 8/01/36	250,000	259,885
New York State Transportation Development Corp., Special Facility Revenue Refunding Bonds (AMT), Terminal 4 John F. Kennedy International Airport Project, 5.00%, 12/01/33	250,000	262,397
New York State Urban Development Corp., Personal Income TRB, Series A,
4.00%, 3/15/38	500,000	506,961
5.00%, 3/15/41	250,000	266,595

New York State Urban Development Corp., Revenue Refunding Bonds, Series E Group 3, 4.00%, 3/15/43	500,000	492,620
Niagara Frontier Transportation Authority Revenue Refunding Bonds (AMT), Buffalo Niagara International Airport, 5.00%, 4/01/26	250,000	254,223
	Par	Value
New York (Continued)

Onondaga County Trust Cultural Resources Revenue Refunding Bonds, Syracuse University Project, 4.00%, 12/01/41	$250,000	$250,143
Port Authority of New York & New Jersey Consolidated 211th Revenue Refunding Bonds, 5.00%, 9/01/48	830,000	849,402
Port Authority of New York & New Jersey Consolidated Revenue Bonds, Series 221 (AMT), 4.00%, 7/15/40	500,000	492,569
Port Authority of New York & New Jersey Consolidated Revenue Refunding Bonds (AMT), 5.50%, 8/01/52	600,000	642,282
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Revenue Refunding Bonds, Series A, MTA Bridges & Tunnels, 5.00%, 5/15/47	250,000	264,348
Triborough Bridge & Tunnel Authority Payroll Mobility Tax Senior Lien Sustainable Revenue Refunding Bonds, 5.00%, 11/15/31	500,000	566,360
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-1, 5.25%, 5/15/64	125,000	133,611
Triborough Bridge & Tunnel Authority Sales Tax Revenue Bonds, Series A-2, 5.25%, 5/15/64	500,000	531,714
Troy Capital Resource Corp., Revenue Bonds, Rensselaer Polytechnic Institute Project, 4.00%, 9/01/33	100,000	101,313
Yonkers Economic Development Corp., Educational Revenue Bonds, Charter School Educational Excellence Project, 5.00%, 10/15/49	100,000	98,735
		22,863,750
North Carolina – 2.7%
Charlotte Water & Sewer System Revenue Bonds, 5.00%, 7/01/54	1,000,000	1,070,193

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
North Carolina (Continued)
Forsyth County GO Unlimited Bonds, Series B, 2.00%, 3/01/37	$1,000,000	$805,163
Greater Asheville Regional Airport Authority Airport System Revenue Bonds (AMT) (AGM Insured), 5.25%, 7/01/48	250,000	262,666
Greater Asheville Regional Airport Authority Airport System Revenue Bonds, Series A (AMT) (AGM Insured), 5.50%, 7/01/47	1,000,000	1,071,440
Macon County Limited Obligation Revenue Bonds, 4.00%, 10/01/44	525,000	512,373
North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/26	275,000	280,529
North Carolina State Capital Facilities Finance Agency Revenue Refunding Bonds, The Arc of North Carolina (Housing & Urban Development Sector 8 Program),
5.00%, 10/01/28	300,000	304,068
5.00%, 10/01/34	250,000	251,472

North Carolina State Housing Finance Agency Home Ownership Revenue Bonds, Series 54-A (GNMA, FNMA, FHLMC Insured), 4.80%, 1/01/55	200,000	200,388
North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, The Forest At Duke Project,
4.00%, 9/01/33	180,000	176,672
4.00%, 9/01/34	185,000	180,829

North Carolina State Medical Care Commission Retirement Facilities Revenue Bonds, United Methodist Retirement House, 3.75%, 10/01/28	525,000	525,213
	Par	Value
North Carolina (Continued)

North Carolina State Medical Care Commission Retirement Facilities Revenue Refunding Bonds, Series A, Sharon Towers, 5.00%, 7/01/49	$100,000	$98,389
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway, 4.00%, 1/01/55	425,000	373,153
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway (AGM Insured), 5.00%, 1/01/49	500,000	513,511
North Carolina State Turnpike Authority Senior Lien Revenue Bonds, Triangle Expressway System (AGM Insured), 5.00%, 1/01/58	1,000,000	1,043,078
North Carolina State Turnpike Authority Senior Lien Revenue Refunding Bonds, 5.00%, 1/01/40	550,000	568,666
Union County GO Unlimited Bonds, Series C, 2.50%, 9/01/38	590,000	492,760
		8,730,563
North Dakota – 0.2%
City of Grand Forks Health Care System Revenue Bonds, Altru Health System, Series A (AGM Insured), 5.00%, 12/01/29	125,000	133,485
University of North Dakota COPS, Infrastructure Energy Improvement, 5.00%, 4/01/48	500,000	507,513
		640,998
Ohio – 1.9%
Akron Bath Copley Joint Township Hospital District Revenue Refunding Bonds, Summa Health Obligated Group Hospital,
5.00%, 11/15/26	350,000	359,695
5.00%, 11/15/27	370,000	385,093

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Ohio (Continued)

Buckeye Tobacco Settlement Financing Authority Revenue Refunding Bonds, Senior-Class 2, Series B-2, 5.00%, 6/01/55	$900,000	$809,491
Cleveland-Cuyahoga County Port Authority Cultural Facilities Revenue Refunding Bonds, Playhouse Square Foundation Project, 5.50%, 12/01/43	175,000	178,098
Cleveland-Cuyahoga County Port Authority Cultural Facility Revenue Bonds, Cleveland Museum of Natural History Project,
5.00%, 7/01/26	125,000	128,205
5.00%, 7/01/27	125,000	130,229
5.00%, 7/01/28	155,000	163,872

Cleveland-Cuyahoga County Port Authority Financing Senior Tax Allocation Increment Revenue Refunding Bonds, Flats East Bank Project, 4.00%, 12/01/55(d)	250,000	204,258
Conotton Valley Union Local School District COPS, School Facilities Project (FHLMC Insured), 4.00%, 12/01/42	500,000	484,858
Franklin County Convention Facilities Authority Hotel Project Revenue Bonds, Greater Columbus Convention Center,
5.00%, 12/01/34	170,000	171,675
5.00%, 12/01/36	305,000	306,706

Hamilton County Hospital Facilities Revenue Bonds, Cincinnati Children's Hospital Project, 5.00%, 11/15/41	250,000	284,534
Marion County Health Care Facilities Revenue Refunding Bonds, United Church Homes, Inc., 5.13%, 12/01/49	100,000	82,037
Miami Valley Career Technology Center GO Unlimited Bonds, 4.00%, 12/01/37	250,000	252,705
	Par	Value
Ohio (Continued)

Middleburg Heights Hospital Revenue Refunding Bonds, Southwest General Health Center, 4.00%, 8/01/41	$500,000	$474,739
Ohio State Air Quality Development Authority Variable Revenue Refunding Bonds (AMT), Duke Energy Corp., Project, 4.25%, 6/01/27(a)(b)	250,000	252,508
Ohio State Higher Educational Facilities Commission Revenue Refunding Bonds, Xavier University 2020 Project, 5.00%, 5/01/35	880,000	926,425
Ohio State Higher Educational Facility Commission Revenue Refunding Bonds, Otterbein University 2022 Project, 4.00%, 12/01/46	500,000	431,159
Ohio State Hospital Revenue Refunding Bonds, Premier Health Partners Obligated Group, 5.00%, 11/15/26	145,000	148,763
Port of Greater Cincinnati Development Authority Subordinate Revenue Refunding Bonds, Duke Energy Convention Center Project (AGM Insured), 4.38%, 12/01/58	100,000	99,042
		6,274,092
Oklahoma – 2.0%
Carter County Public Facilities Authority Educational Facilities Lease Revenue Bonds, 5.00%, 9/01/28	1,230,000	1,279,335
Comanche County Hospital Authority Revenue Refunding Bonds, 5.00%, 7/01/29	570,000	570,071
Creek County Educational Facilities Authority Lease Revenue Bonds, Sapulpa Public Schools Project (BAM Insured), 4.13%, 9/01/48	250,000	242,938
Muskogee Industrial Trust Educational Facilities Lease Revenue Bonds, Muskogee Public Schools Project, 5.00%, 9/01/26	150,000	153,266

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Oklahoma (Continued)
Oklahoma City Water Utilities Trust Utility System Revenue Bonds, 5.25%, 7/01/64	$500,000	$540,867
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project, 2.00%, 12/01/47	8,975	498
Oklahoma County Finance Authority Revenue Bonds, Exchange-Epworth Villa Project-B, 5.88%, 12/01/47	43,620	33,457
Oklahoma State Turnpike Authority Second Senior Revenue Bonds, Series C, 5.00%, 1/01/47	1,000,000	1,016,063
Oklahoma State Turnpike Authority Senior Lien Revenue Bonds, 5.50%, 1/01/53	475,000	515,084
Oklahoma State Water Resources Board Revolving Fund Revenue Bonds, Drinking Water Program 2019 Master Trust, 4.00%, 4/01/48	300,000	287,673
Texas County Development Authority Educational Facilities Lease Revenue Bonds, Guymon Public Schools Project, 5.00%, 10/01/29	720,000	776,350
Tulsa County Industrial Authority Educational Facilities Lease Revenue Bonds, Berryhill Public Schools Project, 4.00%, 9/01/26	500,000	505,123
Washington County Educational Facilities Authority Lease Revenue Bonds, Dewey Public Schools Project, 5.00%, 9/01/29	435,000	456,590
		6,377,315
Oregon – 1.0%
Medford Hospital Facilities Authority Revenue Refunding Bonds, Series A, Asante Projects, 5.00%, 8/15/45	500,000	513,275
Oregon State Business Development Commission Variable Revenue Bonds, Series 232, Intel Corp. Project, 3.80%, 6/15/28(a)(b)	500,000	504,874
	Par	Value
Oregon (Continued)
Oregon State Facilities Authority Revenue Refunding Bonds, Samaritan Health Services, 5.00%, 10/01/30	$300,000	$317,733
Oregon State Facilities Authority Revenue Refunding Bonds, Series A, Legacy Health Project, 5.00%, 6/01/46	500,000	501,974
Port of Morrow GO Limited Refunding Bonds, Series D,
4.00%, 12/01/26	170,000	172,480
4.00%, 12/01/27	240,000	244,865

Port of Portland Airport Revenue Refunding Bonds, Series Thirty B (AMT), 5.00%, 7/01/27	500,000	518,651
Port of Portland Airport Sustainable Revenue Bonds, Series Thirty (AMT), 5.25%, 7/01/49	250,000	265,167
Salem Hospital Facility Authority Revenue Refunding Bonds, Capital Manor Project, 5.00%, 5/15/27	260,000	262,760
		3,301,779
Pennsylvania – 4.3%
Allentown Neighborhood Improvement Zone Development Authority Tax Revenue Refunding Bonds, Forward Delivery, 5.00%, 5/01/42	250,000	259,341
Chester County IDA Revenue Bonds, Avon Grove Charter School, 5.00%, 3/01/27	500,000	508,927
Chester County IDA Sustainable Revenue Bonds, Longwood Gardens, 4.00%, 12/01/51	805,000	745,639
Commonwealth Financing Authority Taxable Revenue Refunding Bonds, Series B-1, 5.00%, 6/01/26	300,000	301,896
Cumberland County Municipal Authority Revenue Bonds, Penn State Health, 4.00%, 11/01/44	500,000	460,721

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Cumberland County Municipal Authority Revenue Refunding Bonds, Asbury Pennsylvania Obligated, 4.50%, 1/01/40(d)	$185,000	$170,479
Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System,
4.00%, 2/15/39	250,000	244,714
4.00%, 2/15/47	500,000	478,055

Geisinger Authority Health System Revenue Refunding Bonds, Geisinger Health System Obligation, 4.00%, 4/01/39	340,000	338,648
Lancaster County Hospital Authority Revenue Refunding Bonds, Masonic Villages Project, 5.00%, 11/01/30	470,000	496,843
Lancaster Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Garden Spot Village Project, 5.00%, 5/01/30	200,000	213,459
Laurel Highlands School District GO Limited Refunding Bonds (BAM State Aid Withholding), 4.00%, 2/01/26	350,000	353,656
Luzerne County IDA Revenue Refunding Bonds (AMT), Pennsylvania-American Water Co., Project, 2.45%, 12/03/29(a)(b)	750,000	674,688
Montgomery County IDA Revenue Bonds, Acts Retirement-Life Communities, 5.00%, 11/15/45	1,500,000	1,539,560
Pennsylvania State Economic Development Financing Authority Parking System Revenue Refunding Bonds, Senior Insured Capitol Region (AGM Insured), 5.00%, 1/01/40	500,000	525,441
	Par	Value
Pennsylvania (Continued)

Pennsylvania State Economic Development Financing Authority Tax-Exempt Private Activity Revenue Bonds (AMT), The Penndot Major Bridges, 5.75%, 6/30/48	$575,000	$618,532
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 4.00%, 4/15/45	500,000	463,481
Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-2, 4.00%, 5/15/48	250,000	233,292
Pennsylvania State Higher Educational Facilities Authority Revenue Bonds, Trustees of the University of Pennsylvania, Series A, 4.00%, 2/15/43	585,000	576,697
Pennsylvania State Higher Educational Facilities Authority Revenue Refunding Bonds, Thomas Jefferson University,
5.00%, 9/01/39	500,000	500,739
5.00%, 9/01/45	250,000	250,370

Pennsylvania State Turnpike Commission Revenue Refunding Bonds, Series B, 5.25%, 12/01/52	250,000	269,146
Pennsylvania State Turnpike Commission Subordinate Revenue Bonds, Series A (AGM Insured), 4.00%, 12/01/49	350,000	330,502
Philadelphia Airport Revenue Refunding Bonds, Series B (AMT),
5.00%, 7/01/30	475,000	488,684
5.00%, 7/01/33	400,000	410,152
5.00%, 7/01/35	155,000	158,453

Philadelphia Airport Revenue Refunding Bonds, Series C (AMT), 4.00%, 7/01/40	250,000	241,771

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Pennsylvania (Continued)
Philadelphia School District GO Limited Bonds, Series A (BAM, TCRS Insured State Aid Withholding),
4.00%, 9/01/39	$500,000	$500,599
4.00%, 9/01/40	500,000	494,500

Phoenixville Area School District GO Limited Bonds (State Aid Withholding), 4.00%, 11/15/40	250,000	251,580
Southcentral General Authority Revenue Bonds, York College of Pennsylvania Project,
5.00%, 5/01/27	300,000	309,809
5.00%, 5/01/28	215,000	224,806

Southeastern Pennsylvania Transportation Authority Revenue Bonds, Asset Improvement Program, 5.25%, 6/01/47	250,000	267,667
West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project,
4.00%, 11/15/26	125,000	124,053
4.00%, 11/15/27	130,000	128,670
		14,155,570
Puerto Rico – 1.3%
Puerto Rico Commonwealth Aqueduct & Sewer Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 7/01/30(d)	250,000	262,712
Puerto Rico Commonwealth Notes,
2.52%, 11/01/43(b)	19,776	12,400
1.70%, 11/01/51(b)	402,045	256,103
Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1,
5.63%, 7/01/27	309,847	322,999
5.63%, 7/01/29	1,058,875	1,136,233
5.75%, 7/01/31	57,185	63,360
4.00%, 7/01/33	54,226	53,921
4.00%, 7/01/35	48,742	48,273
4.00%, 7/01/37	106,285	103,876
4.00%, 7/01/41	56,878	53,728
	Par	Value
Puerto Rico (Continued)

Puerto Rico Commonwealth Restructured GO Unlimited CABS, Series A, 0.00%, 7/01/33(e)	$69,785	$48,608
Puerto Rico Sales Tax Financing Corp., Restructured TRB, Series A-1,
4.75%, 7/01/53	1,011,000	991,660
5.00%, 7/01/58	157,000	156,952

Puerto Rico Sales Tax Financing Corp., Revenue CABS, Series A-1, Restructured Bonds, 0.00%, 7/01/33(e)	500,000	363,819
Puerto Rico Sales Tax Financing Corp., Sales Tax Revenue CABS, Series A-1,
0.00%, 7/01/27(e)	225,000	206,796
0.00%, 7/01/46(e)	875,000	286,007
		4,367,447
Rhode Island – 0.2%
Rhode Island Commerce Corp., First Lien Special Facility Revenue Refunding Bonds, Rhode Island Airport Corp., International, 5.00%, 7/01/31	500,000	525,947
South Carolina – 0.5%
Connector 2000 Association, Inc., Toll Road Revenue CABS, Senior Series A-1,
0.00%, 1/01/32(e)	354,582	212,603
0.00%, 1/01/42(e)	228,148	67,201
0.00%, 7/22/51(e)	264,657	35,822

South Carolina State Jobs EDA Healthcare Revenue Bonds, Beaufort Memorial Hospital & South of Broad Healthcare Project, 5.00%, 11/15/31	280,000	293,393
South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, Prisma Health Obligated Group, 5.00%, 5/01/38	400,000	410,435

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
South Carolina (Continued)

South Carolina State Public Service Authority Revenue Bonds, Series E, Santee Cooper, 5.75%, 12/01/47	$250,000	$275,623
South Carolina State Public Service Authority Revenue Refunding Bonds, Series A, 4.00%, 12/01/36	350,000	351,129
		1,646,206
South Dakota – 0.4%
South Dakota State Board of Regents Housing & Auxiliary Facilities System Revenue Refunding Bonds, 4.00%, 4/01/26	375,000	378,984
South Dakota State Health & Educational Facilities Authority Revenue Refunding Bonds, Series A, Avera Health,
4.25%, 7/01/49	475,000	460,824
5.25%, 7/01/54	425,000	457,156
		1,296,964
Tennessee – 1.0%
Knox County Health Educational & Housing Facility Board Student Housing Revenue Bonds, University of Tennessee Project, Series A-1 (BAM Insured), 5.50%, 7/01/54	250,000	267,818
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, Vanderbilt University Medical Center, 5.00%, 7/01/40	400,000	405,260
Metropolitan Government of Nashville & Davidson County Health & Educational Facilities Board Revenue Bonds, The Vanderbilt University, 4.00%, 10/01/54	590,000	559,117
Metropolitan Nashville Airport Authority Revenue Bonds, Series B (AMT), 5.00%, 7/01/26	600,000	614,528
	Par	Value
Tennessee (Continued)
Metropolitan Nashville Airport Authority Subordinate Revenue Bonds, Series B (AMT), 5.00%, 7/01/39	$1,000,000	$1,044,692
Tennergy Corp., Gas Revenue Bonds, Series A, 4.00%, 9/01/28(a)(b)	500,000	501,459
		3,392,874
Texas – 9.5%
Arlington Higher Education Finance Corp., Education Revenue Bonds, Leadership Prep School (PSF, Gtd), 4.13%, 6/15/54	475,000	448,367
Arlington Higher Education Finance Corp., Revenue Bonds, Riverwalk Education Foundation (PSF, Gtd), 5.00%, 8/15/47	500,000	523,962
Austin Convention Enterprises, Inc., Convention Center Revenue Refunding Bonds, First Tier, 5.00%, 1/01/32	625,000	625,931
Beaumont Waterworks & Sewer System Revenue Bonds (BAM Insured), 5.00%, 9/01/44	500,000	533,358
Board of Managers Joint Guadalupe County-City of Seguin Hospital Mortgage Revenue Refunding Bonds, 5.00%, 12/01/40	200,000	196,194
Central Texas Regional Mobility Authority Senior Lien Revenue Refunding Bonds, Series A, 5.00%, 1/01/49	500,000	516,187
City of Greenville GO Limited Bonds (AGM Insured), 4.25%, 2/15/54	500,000	483,397
Clifton Higher Educational Finance Corp. Revenue Refunding Bonds, Idea Public School (PSF, Gtd), 4.00%, 8/15/44	1,000,000	966,770
Clifton Higher Educational Finance Corp. Revenue Refunding Bonds, International Leadership of Texas (PSF, Gtd), 4.13%, 8/15/49	200,000	191,152

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)
Dallas Area Rapid Transit Senior Lien Sales Tax Revenue Refunding Bonds, Series B, 4.00%, 12/01/51	$500,000	$471,928
Dallas Refunding GO Limited Bonds, Series B (AGM Insured), 4.00%, 2/15/43	415,000	404,879
Dallas Senior Lien Special Tax Variable Revenue Bonds, Fair Park Venue Project, 6.25%, 8/15/28(a)(b)(d)	250,000	250,171
Denton County Permanent Improvement GO Limited Bonds, 4.00%, 7/15/43	285,000	278,875
El Paso Texas Airport Revenue Bonds (AMT), 5.00%, 8/15/27	375,000	389,555
Fort Bend Independent School District Refunding GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/15/31	500,000	561,451
Fort Bend Independent School District Variable GO Unlimited Refunding Bonds, Series B (PSF, Gtd), 0.72%, 8/01/26(a)(b)	820,000	779,419
Grand Parkway Transportation Corp., System Toll Revenue Refunding Bonds, Grand Parkway System - First, 4.00%, 10/01/45	265,000	252,716
Greater Texoma Utility Authority Contract Revenue Bonds, City of Sherman Project (AGM Insured), 4.25%, 10/01/53	565,000	541,415
Greater Texoma Utility Authority Contract Revenue Bonds, Series A, City of Sherman Project (BAM Insured),
5.00%, 10/01/29	350,000	379,112
4.00%, 10/01/43	250,000	240,418

Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Memorial Hermann Health System, 5.00%, 7/01/29	255,000	275,727
	Par	Value
Texas (Continued)

Harris County Cultural Education Facilities Finance Corp. Revenue Refunding Bonds, Texas Children's Hospital, 5.00%, 10/01/31(a)(b)	$615,000	$681,976
Harris County Cultural Education Facilities Finance Corp., Variable Revenue Refunding Bonds, Memorial Hermann Health, 5.00%, 12/01/28(a)(b)	570,000	603,885
Harris County Cultural Educational Facilities Finance Corp., Revenue Refunding Bonds, Texas Children's Hospital, 4.00%, 10/01/38	350,000	350,760
Harris County Flood Control District GO Limited Bonds, Sustainability Bond, Series A, 4.00%, 9/15/43	250,000	245,115
Harris County Toll Road First Lien Revenue Bonds, Series A, 4.00%, 8/15/54	1,225,000	1,128,580
Harris County-Houston Sports Authority Second Lien Revenue Refunding Bonds, Series B (AGC Insured), 5.00%, 11/15/43	225,000	239,495
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Improvement Projects, 5.00%, 7/15/27	175,000	178,470
Houston Airport System Revenue Refunding Bonds (AMT), United Airlines, Inc., Terminal, 5.00%, 7/01/27	125,000	127,442
Houston Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT) (AGM Insured), 5.25%, 7/01/43	400,000	427,380
Houston Hotel Occupancy Tax & Special Revenue Refunding Bonds, Convention & Entertainment, 5.00%, 9/01/36	510,000	532,960
Katy Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/31	295,000	295,105

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Katy Independent School District Variable GO Unlimited Bonds, Series C (PSF, Gtd), 4.00%, 8/15/26(a)(b)	$1,000,000	$1,013,214
Kermit Independent School District GO Unlimited Bonds (PSF, Gtd), 5.00%, 2/15/26	325,000	332,163
Kilgore Independent School District GO Unlimited Bonds (PSF, Gtd), 3.00%, 2/15/41	730,000	632,008
Matagorda County Navigation District No. 1 Revenue Refunding Bonds (AMBAC Insured), 4.40%, 5/01/30	500,000	523,915
Midland Independent School District GO Unlimited Bonds (PSF, Gtd),
5.00%, 2/15/50	500,000	512,259
4.00%, 2/15/54	125,000	117,367

Montgomery County Toll Road Authority Senior Lien Revenue Bonds, 5.00%, 9/15/37	500,000	502,238
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Presbyterian Village North Project, 5.25%, 10/01/49	100,000	94,882
New Hope Cultural Educational Facilities Finance Corp., Retirement Facilities Revenue Refunding Bonds, Westminster Manor Project, 5.00%, 11/01/31	250,000	255,235
Northside Independent School District Variable Refunding GO Unlimited Bonds, Series B (PSF, Gtd), 3.45%, 8/01/27(a)(b)	500,000	502,339
Odessa Junior College District Consolidated Revenue Bonds (AGM Insured), 4.00%, 7/01/27	435,000	444,911
Pasadena Independent School District GO Unlimited Bonds, Series A (PSF, Gtd), 4.00%, 2/15/32	700,000	700,115
	Par	Value
Texas (Continued)

Plano GO Limited Refunding Bonds, 4.00%, 9/01/43	$300,000	$296,191
Port Arthur Certificates GO Limited Bonds (BAM Insured), 5.00%, 2/15/27	345,000	359,053
Port Beaumont Navigation District Dock & Wharf Facility Revenue Refunding Bonds (AMT), Jefferson Gulf Coast Energy Project, 4.00%, 1/01/50(d)	375,000	315,604
Round Rock Independent School District Variable GO Unlimited Bonds, Series A (PSF, Gtd), 5.00%, 8/01/30(a)(b)(g)	1,000,000	1,087,391
San Antonio Airport System Subordinate Lien Revenue Refunding Bonds, Series A (AMT), 5.00%, 7/01/30	250,000	262,403
San Antonio Electric & Gas Revenue Refunding Bonds, Series D, 5.25%, 2/01/54	500,000	539,386
San Antonio Water Junior Lien Revenue Refunding Bonds, Series A, 5.00%, 5/15/43	500,000	516,380
Texas City Industrial Development Corp., Revenue Bonds, Series 2012, NRG Energy Project, 4.13%, 12/01/45	545,000	479,498
Texas State Municipal Gas Acquisition & Supply Corp., V Gas Supply Revenue Bonds, 5.00%, 1/01/34(a)(b)	600,000	637,208
Texas State PFA Lease Revenue Refunding Bonds, 4.00%, 2/01/36	250,000	253,493
Texas State Private Activity Bond Surface Transportation Corp., Revenue Bonds (AMT), Segment 3C Project, 5.00%, 6/30/58	1,100,000	1,110,356
Texas State Private Activity Bond Surface Transportation Corp., Senior Lien Revenue Refunding Bonds, North Tarrant Express, 4.00%, 12/31/38	750,000	746,645

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Texas (Continued)

Texas State Private Activity Surface Transportation Corp., Senior Lien Revenue Refunding Bonds (AMT), 5.50%, 6/30/42	$1,000,000	$1,060,657
Texas State Transportation Commission Central Texas Turnpike System Revenue Refunding Bonds, Series C, Second Tier, 5.00%, 8/15/31	500,000	556,074
Texas State Transportation Commission First Tier Toll Revenue Bonds, State Highway, 5.00%, 8/01/57	100,000	101,155
Texas State Transportation Commission First Tier Toll Revenue CABS, 0.00%, 8/01/29(e)	480,000	403,053
Texas State Water Development Board Revenue Bonds, State Water Implementation Fund, 4.00%, 10/15/38	510,000	515,657
Texas Transportation Commission Central Turnpike System Variable Revenue Refunding Bonds, Series B, First Tier, 5.00%, 8/15/30(a)(b)	1,000,000	1,059,394
University of Houston Revenue Refunding Bonds, Series A, 5.00%, 2/15/47	250,000	263,453
Upper Trinity Regional Water District Revenue Refunding Bonds (BAM Insured), 4.25%, 8/01/49	500,000	477,873
Waller Independent School District GO Unlimited Bonds (BAM Insured), 5.00%, 2/15/44	235,000	249,276
		31,042,998
Utah – 1.1%
Black Desert Public Infrastructure District Special Assessment Bonds, Black Desert Assessment Area, 5.63%, 12/01/53(d)	100,000	100,753
Cache County School District Building GO Unlimited Refunding Bonds (School Board Guaranty Program), 4.00%, 6/15/30	925,000	936,974
	Par	Value
Utah (Continued)
Mida Mountain Village Public Infrastructure District Tax Allocation Subordinate Revenue Bonds, Series 2, 5.50%, 6/15/39(d)	$500,000	$510,573
Salt Lake City Airport Revenue Bonds, Series A (AMT), 5.00%, 7/01/51	1,000,000	1,013,486
Utah County Hospital Revenue Bonds, Series A, IHC Health Services Inc., 4.00%, 5/15/45	500,000	470,662
Utah Municipal Power Agency Power Supply System Revenue Bonds, Series B, 5.00%, 7/01/38	500,000	511,554
		3,544,002
Virginia – 2.7%
Arlington County IDA Hospital Facilities Revenue Refunding Bonds, Virginia Hospital Center, 3.75%, 7/01/50	500,000	455,900
Chesapeake Bay Bridge & Tunnel District Revenue Bonds, First Tier General Resolution (AGM Insured), 5.00%, 7/01/41	1,000,000	1,013,962
Fairfax County GO Unlimited Bonds, Series A (State Aid Withholding), 2.00%, 10/01/41	1,000,000	704,852
Fairfax County IDA Health Care Revenue Bonds, Inova Health System Project, 4.13%, 5/15/54	340,000	327,395
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System, 4.00%, 5/15/48	250,000	239,986
Fairfax County IDA Health Care Revenue Refunding Bonds, Inova Health System Project, 3.50%, 5/15/39	525,000	504,539
Hampton Roads Transportation Accountability Commission Senior Lien Revenue Bonds, Series A, 5.00%, 7/01/54	250,000	266,542

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Virginia (Continued)
Newport News EDA Residential Care Facilities Revenue Refunding Bonds, Lifespire of Virginia, 5.00%, 12/01/38	$750,000	$752,921
Virginia Housing Development Authority Variable Revenue Bonds, Series F, 3.63%, 4/01/26(a)(b)(h)	200,000	199,996
Virginia State Commonwealth Transportation Board Capital Projects Revenue Bonds, 3.00%, 5/15/37	1,000,000	918,929
Virginia State Small Business Financing Authority Senior Lien Revenue Bonds (AMT), Elizabeth River Crossings OpCo, LLC Project,
4.00%, 7/01/32	275,000	276,624
4.00%, 1/01/37	660,000	652,571
Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), 95 Express Lanes,
5.00%, 7/01/38	910,000	949,968
4.00%, 7/01/39	240,000	230,356
4.00%, 1/01/40	280,000	267,191
4.00%, 1/01/48	225,000	199,370

Virginia State Small Business Financing Authority Senior Lien Revenue Refunding Bonds (AMT), I-495 Hot Lanes, 5.00%, 12/31/57	1,000,000	1,016,971
		8,978,073
Washington – 3.0%
Energy Northwest Electric Revenue Refunding Bonds, Columbia Generating Station, 4.00%, 7/01/42	1,515,000	1,496,426
King County Public Hospital District No. 1 GO Limited Tax Refunding Bonds, Valley Medical Center, 5.00%, 12/01/26	550,000	568,702
King County Sewer Revenue Refunding Bonds, 5.00%, 7/01/42	250,000	258,097
	Par	Value
Washington (Continued)
Port of Seattle Airport Intermediate Lien Revenue Bonds (AMT), 5.00%, 4/01/44	$500,000	$509,229
Port of Seattle Intermediate Lien Revenue Bonds, Series C (AMT), 5.00%, 5/01/28	250,000	257,979
Port of Seattle Intermediate Lien Revenue Refunding Bonds (AMT), 5.00%, 8/01/47	250,000	257,426
Port of Seattle Intermediate Lien Revenue Refunding Bonds, Series B (AMT),
5.25%, 7/01/43	315,000	338,196
5.25%, 7/01/44	365,000	390,125

Port of Seattle Washington Limited Tax Obligation Bonds, Series B (AMT), 5.00%, 6/01/49	325,000	337,711
Seattle Housing Authority Revenue Refunding Bonds, Northgate Plaza Project, 1.00%, 6/01/26	500,000	480,075
Seattle Municipal Light & Power Revenue Refunding Bonds, 4.00%, 9/01/40	500,000	492,099
Skagit County Public Hospital District No. 1 Revenue Improvement & Refunding Bonds, Skagit Regional Health,
5.00%, 12/01/27	500,000	510,474
5.00%, 12/01/28	440,000	448,138

Washington State GO Unlimited Bonds, Series B, 5.00%, 2/01/40	500,000	500,000
Washington State GO Unlimited Bonds, Series C, 5.00%, 2/01/40	1,000,000	1,066,668
Washington State Health Care Facilities Authority Revenue Bonds, Seattle Cancer Care Alliance, 4.00%, 12/01/40(d)	350,000	338,606
Washington State Health Care Facilities Authority Revenue Bonds, Series A, Providence Health & Services, 4.00%, 10/01/34	500,000	498,520

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Washington (Continued)

Washington State Higher Educational Facilities Authority Revenue Bonds, Seattle University Project, 4.00%, 5/01/50	$250,000	$222,839
Washington State Housing Finance Commission Nonprofit Revenue Bonds, Radford Court & Nordheim Court, 5.50%, 7/01/59	400,000	424,201
Washington State Housing Finance Commission Nonprofit Revenue Refunding Bonds, Emerald Heights Project, Series A, 5.00%, 7/01/26	285,000	289,359
		9,684,870
West Virginia – 0.4%
West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Refunding Bonds, Series 2015-A, Appalachian Power Company - Amos Project, 3.38%, 6/15/28(a)(b)	750,000	744,335
West Virginia State Housing Development Fund Sustainable Revenue Bonds, Series A, 4.40%, 11/01/44	500,000	501,962
		1,246,297
Wisconsin – 2.6%
Milwaukee Corp., Purpose GO Unlimited Bonds, Series B3, 4.00%, 4/01/26	1,000,000	1,000,640
Milwaukee GO Unlimited Bonds, Promissory Notes, Series N3 (AGM Insured), 5.00%, 4/01/31	500,000	552,632
Milwaukee Metropolitan Sewerage District GO Unlimited Bonds, Green Bonds, Climate Bond Certified, 4.00%, 10/01/43	500,000	490,275
PFA Education Revenue Bonds, North Carolina Leadership Academy, 5.00%, 6/15/49(d)	100,000	96,698
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/39	490,000	493,377
	Par	Value
Wisconsin (Continued)
PFA Educational Revenue Bonds, Piedmont Community Charter School,
5.00%, 6/15/49	$150,000	$145,332

PFA Exempt Facilities Revenue Refunding Bonds (AMT), National Gypsum Co., 4.00%, 8/01/35	370,000	357,604
PFA Pollution Control Variable Revenue Refunding Bonds, Duke Energy Progress Project, 3.30%, 10/01/26(a)(b)	500,000	500,064
PFA Project Revenue Bonds, CFP3 - Eastern Michigan University Housing Project (BAM Insured), 5.50%, 7/01/52	250,000	267,421
PFA Revenue Bonds, Roseman University, Unrefunded Balance, 5.00%, 4/01/50(d)	250,000	250,393
PFA Variable Revenue Refunding Bonds, Providence St. Joseph, 4.00%, 10/01/30(a)(b)	370,000	375,504
Public Financial Authority Solid Waste Disposal Revenue Refunding Bonds (AMT), Waste Management, Inc., Project, 2.88%, 5/01/27	495,000	483,818
Wisconsin Center District TRB, CABS, Junior Dedicated, Series D (AGM Moral Obligation Insured), 0.00%, 12/15/45(e)	250,000	92,932
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Forensic Science & Protective Medicine Collaboration Project, 5.00%, 8/01/27(d)	500,000	509,381
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Series A, Unitypoint Health, 5.00%, 12/01/28	590,000	590,405
Wisconsin State Health & Educational Facilities Authority Revenue Bonds, Three Pillars Senior Living Communities,
4.00%, 8/15/27	100,000	99,068
4.00%, 8/15/31	375,000	365,120

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par	Value
Wisconsin (Continued)
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Ascension Health Credit Group,
5.00%, 11/15/30	$500,000	$510,963
4.00%, 11/15/39	290,000	281,198

Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Benevolent Corp., Cedar Community, 5.00%, 6/01/41	250,000	241,695
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Froedtert Health, Inc., Series A, 4.00%, 4/01/41	350,000	337,149
Wisconsin State Health & Educational Facilities Authority Revenue Refunding Bonds, Thedacare Inc., 4.00%, 12/15/49	350,000	316,359
		8,358,028
Wyoming – 0.1%
Sublette County Hospital District Revenue Bonds, Series A, Hospital Construction Project, 5.00%, 6/15/26	500,000	500,224
Total Municipal Bonds (Cost $299,970,660)		290,859,286

	Par/Number of Shares
Short-Term Investments – 10.1%
Money Market Fund – 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.21%(i)	6,014,538	6,014,538
Municipal – 8.2%
Atlantic City Board of Education GO Unlimited Refunding Bonds (AGM School Board Resource Fund Insured), 4.00%, 4/01/25	350,000	350,574
	Par/Number of Shares	Value
Municipal (Continued)
California State Municipal Finance Authority Revenue Refunding Bonds, Series A, Eisenhower Medical Center, 5.00%, 07/01/25	2,320,000	$2,331,915

California State Municipal Finance Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Project, 4.10%, 3/03/25(a)(b)	500,000	500,145

California State Pollution Control Financing Authority Solid Waste Disposal Revenue Refunding Bonds, Series A1 (AMT), Waste Management, Inc., 3.38%, 7/01/25	1,500,000	1,496,784

Central Plains Energy Project Gas Supply Revenue Refunding Bonds, 4.00%, 8/01/25(a)(b)	1,000,000	1,002,273

Chicago Heights Multifamily Variable Revenue Bonds, Olympic Village Apartments Project (FHA Insured, Housing & Urban Development Sector 8 Program), 2.88%, 8/01/25(a)(b)	500,000	498,435
Chicago O'Hare International Airport Senior Lien General Revenue Bonds, Series D (AMT), 5.00%, 01/01/26	240,000	243,483

City of Shakopee Senior Housing Revenue Bonds, Benedictine Living Community of Shakopee LLC Project, 5.85%, 11/01/25(a)(b)(d)	250,000	249,585

City of Valley Center GO Unlimited Temporary Notes, Series 1, 4.38%, 12/01/25	485,000	485,203

Clayton Town NANS, Series B, 2.00%, 6/01/25	225,000	223,394

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Colorado Educational & Cultural Authority Revenue Refunding Bonds, Prospect Ridge Academy Project (Moral Obligation Insured), 5.00%, 3/15/25	485,000	$485,858

Cuyahoga Metropolitan Housing Authority Multifamily Housing Variable Revenue Bonds, Wade Park Apartments (FHA Insured, Housing & Urban Development Sector 8 Program), 4.75%, 12/01/25(a)(b)	350,000	354,178

Dallas-Fort Worth International Airport Revenue Refunding Bonds, Series B, 5.00%, 11/01/25	400,000	406,396

Danbury GO Unlimited BANS, Series B, 5.00%, 2/24/25(d)	1,000,000	1,001,098

Douglas County Hospital Authority No. 2 Revenue Bonds, Children's Hospital Obligated Group, 5.00%, 11/15/25(a)(b)	600,000	605,405

Foothill Eastern Transportation Corridor Agency Toll Road Junior Lien Revenue Bonds, Series C, 5.00%, 1/15/26	200,000	203,748

Gretna COPS, 5.00%, 12/15/25	500,000	500,730

Illinois State Finance Authority Variable Revenue Bonds, The University of Chicago Medical Center (TD Bank LOC), 0.85%, 2/03/25(a)(j)	300,000	300,000

Illinois State GO Unlimited Bonds, 5.50%, 5/01/25	45,000	45,262

Illinois State Housing Development Authority MFH Variable Revenue Bonds, Marshall Field Garden (FNMA LOC), (SIFMA Municipal Swap Index Yield + 1.00%), 3.07%, 5/15/25(a)(c)	500,000	500,397

Illinois State Sports Facilities Authority State Tax Supported Revenue CABS (AMBAC Insured), 0.00%, 6/15/25(e)	95,000	93,769
	Par/Number of Shares	Value
Municipal (Continued)

Indiana Bond Bank Revenue CABS, Hamilton Co., Projects, 0.00%, 7/15/25(e)	450,000	$442,944

Kentucky State Public Energy Authority Gas Supply Revenue Bonds, Series A-1, 4.00%, 6/01/25(a)(b)	500,000	500,736

Klamath Falls Intercommunity Hospital Authority Revenue Refunding Bonds, Sky Lakes Medical Center Project, 4.00%, 9/01/25	550,000	551,363
Louisiana Public Facilities Authority Revenue Refunding Bonds, Loyola University Project, 5.00%, 10/01/25	575,000	580,939

Lower Alabama Gas District Gas Project Revenue Bonds, 4.00%, 12/01/25(a)(b)	500,000	501,268

Lowville GO Limited BANS, 5.38%, 8/21/25	1,000,000	1,001,198

Maryland State Health & Higher Educational Facilities Authority Revenue Refunding Bonds, Adventist Healthcare, 4.00%, 1/01/26	875,000	876,273

Massachusetts State Development Finance Agency Revenue Refunding Bonds, Lasell University, 4.00%, 7/01/25	235,000	234,038

Massachusetts State Development Financing Agency Variable Revenue Bonds, Partners Healthcare System, (SIFMA Municipal Swap Index Yield + 0.60%), 2.67%, 1/29/26(a)(c)(d)	1,000,000	999,374

Mobile Industrial Development Board PCR Bonds, Alabama Power Company Barry Plant Project, 1.00%, 6/26/25(a)(b)	1,000,000	989,959

Monroe School District GO Unlimited Refunding Bonds (AGM Insured), 5.00%, 3/01/25	300,000	300,473

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
	Par/Number of Shares	Value
Municipal (Continued)

Multnomah County Hospital Facilities Authority Revenue Refunding Bonds, Adventist Health System, 5.00%, 3/01/25(a)(b)	500,000	$500,339

New York State Housing Finance Agency Affordable Housing Sustainability Revenue Bonds, Series L-2 (SonyMA Insured), 0.75%, 11/01/25	260,000	253,432

Newark GO Limited BANS, 4.50%, 3/20/25	500,000	500,581

Newman-Crows Landing Unified School District GO Unlimited CABS, 0.00%, 8/01/25(e)	250,000	245,980

North Carolina State Capital Facilities Finance Agency Educational Facilities Revenue Refunding Bonds, High Point University, 5.00%, 5/01/25	240,000	240,951

Osceola County Florida Transportation Revenue Refunding CABS, Series A-2, 0.00%, 10/01/25(e)	125,000	121,793

Pennsylvania State Economic Development Financing Authority Solid Waste Disposal Variable Revenue Bonds (AMT), Waste Management, Inc., Project, 3.70%, 5/01/25(a)(b)	500,000	500,000

Pennsylvania State Economic Development Financing Authority UPMC Revenue Bonds, Series A-1, 5.00%, 4/15/25	200,000	200,786

Pennsylvania State Housing Finance Agency SFM Revenue Refunding Bonds (AMT), Series 125A, 2.38%, 10/01/25	245,000	243,080

Poughkeepsie City GO Limited Refunding Bonds, 4.00%, 4/15/25	440,000	439,751

Puerto Rico Commonwealth Restructured GO Unlimited Bonds, Series A1, 5.38%, 7/01/25	80,086	80,595
	Par/Number of Shares	Value
Municipal (Continued)

Saint James Parish Variable Revenue Bonds, Nustar Logistics, 5.85%, 6/01/25(a)(b)(d)	525,000	$527,999
Sangamon Logan & Menard Counties Community Unit School District No. 15 GO Unlimited Bonds, Series B (BAM Insured), 5.00%, 12/01/25	750,000	760,924

South Carolina State Jobs EDA Hospital Revenue Refunding Bonds, AnMed Health Project, 5.00%, 2/01/25	1,000,000	1,000,000

University of North Carolina Hospitals at Chapel Hill Revenue Bonds, Series A, 0.90%, 2/03/25(a)(j)	650,000	650,000

University of Wisconsin Hospitals & Clinics Authority Variable Revenue Refunding Bonds, 0.75%, 2/03/25(a)(j)	1,000,000	1,000,000

West Cornwall Township Municipal Authority Healthcare Facilities Revenue Refunding Bonds, Lebanon Valley Brethren Home Project, 4.00%, 11/15/25	115,000	114,587

West Virginia State EDA Solid Waste Disposal Facilities Variable Revenue Bonds, Appalachian Power Company-Amos Project, 3.75%, 6/01/25(a)(b)	500,000	500,683
		26,738,678
Total Short-Term Investments (Cost $32,883,670)		32,753,216
Total Investments – 99.4% (Cost $332,854,330)		323,612,502
Other Assets less Liabilities – 0.6%		1,993,171
NET ASSETS – 100.0%		$325,605,673

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Percentages shown are based on Net Assets.

(a)	Maturity date represents the puttable date.
(b)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(c)	Variable or floating rate security. Rate as of January 31, 2025 is disclosed.
(d)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total value of $13,175,768 or 4.05% of net assets.
(e)	Zero coupon bond.
(f)	Maturity date represents the prerefunded date.
(g)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2025.
(h)	Security sold outside United States without registration under the Securities Act of 1933.
(i)	7-day current yield as of January 31, 2025 is disclosed.
(j)	Rate is determined by a Remarketing Agent which, in its judgment, on the basis of prevailing financial markets, will be the lowest interest rate necessary to enable the remarketing agent to sell the bonds at a price equal to 100% of the principal amount.

Abbreviations:

AGC	Assured Guaranty Corporation
AGM	Assured Guaranty Municipal Corporation
AMBAC	American Municipal Bond Assurance Corporation
AMT	Alternative Minimum Tax
BAM	Build America Mutual
BANS	Bond Anticipation Notes
CABS	Capital Appreciation Bonds
COPS	Certificates of Participation
EDA	Economic Development Administration
FHA	Federal Housing Administration
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	Government Obligation
GTD	Guaranteed
HDA	Housing Development Authority
HHDC	Hispanic Housing Development Corporation
IBC	Insured Bond Certificates
IDA	Industrial Development Association
IDB	Industrial Development Board
LLC	Limited Liability Company
LOC	Letter of Credit
MFH	Multifamily Housing
MTA	Metropolitan Transportation Authority
NATL	National Interstate Insurance
PCR	Pollution Control Revenue
PFA	Public Finance Authority
PSF	Permanent School Fund
Q-SBLF	Qualified School Band Loan Fund
SFM	Single Family Mortgage
SIFMA	Securities Industry and Financial Markets Association
SonyMA	State of New York Mortgage Agency
TCRS	Transferable Custodial Receipts
TRB	Tax Revenue Bonds

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Municipal Bond Fund
Municipal Issue Type (%)(a),(b)
Revenue Bonds	79.7
General Obligation Unlimited Bonds	11.0
General Obligation Limited Bonds	2.5
Certificates of Participation	1.7
General Obligation Limited Notes	0.8
Tax Allocation Bonds	0.6
Special Tax Bonds	0.6
Special Assessment Bonds	0.3
General Obligation Debt Certificates	0.2
Revenue Notes	0.1
Total	97.5

(a)Percentages shown are based on Net Assets.
(b)Excludes Short-Term Money Market Fund Investments and Other.

Sector Diversification (%)(a)
General	17.1
Medical	14.7
Transportation	9.4
Airport	8.3
General Obligation	7.7
Development	7.4
School District	5.9
All other sectors less than 5%(b)	29.5
Total	100.0

(a)Percentages shown are based on Net Assets.
(b)Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Municipal Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Municipal Bonds	$—	$290,859,286	$—	$290,859,286
Short-Term Investments	6,014,538	26,738,678	—	32,753,216
Total Investments	$6,014,538	$317,597,964	$—	$323,612,502

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments
Morningstar Defensive Bond Fund
	Par	Value
Asset-Backed Securities – 10.7%
Consumer Services – 0.5%
Avis Budget Rental Car Funding AESOP LLC,
Series 2024-1A, Class A, 5.36%, 6/20/30(a)	$125,000	$126,764
Series 2024-3A, Class A, 5.23%, 12/20/30(a)	467,000	470,768
		597,532
Other – 10.2%
ABPCI Direct Lending Fund ABS I Ltd., Series 2020-1A, Class B, 4.94%, 12/20/30(a)	660,134	636,572
ABPCI Direct Lending Fund ABS II LLC,
Series 2022-2A, Class A1, (3M CME Term SOFR + 2.10%, 2.10% Floor), 6.40%, 3/01/32(a)(b)	213,541	215,019
Series 2022-2A, Class C, 8.24%, 3/01/32(a)	891,342	829,666

Cerberus Loan Funding XL LLC, Series 2023-1A, Class A, (3M CME Term SOFR + 2.40%, 2.40% Floor), 6.70%, 3/22/35(a)(b)	250,000	250,499
Cerberus Loan Funding XLI LLC, Series 2023-2A, Class A1, (3M CME Term SOFR + 2.55%, 2.55% Floor), 6.85%, 7/15/35(a)(b)	419,000	429,305
Cerberus Loan Funding XLIII LLC, Series 2023-4A, Class A, (3M CME Term SOFR + 2.43%, 2.43% Floor), 6.73%, 10/15/35(a)(b)	451,000	454,238
Cerberus Loan Funding XXVIII L.P., Series 2020-1A, Class D, (3M CME Term SOFR + 5.56%, 5.30% Floor), 9.86%, 10/15/31(a)(b)	764,000	755,029
Cologix Data Centers U.S. Issuer LLC, Series 2021-1A, Class A2, 3.30%, 12/26/51(a)	412,000	392,484
Diamond Infrastructure Funding LLC, Series 2021-1A, Class C, 3.48%, 4/15/49(a)	104,000	96,917
Diamond Issuer LLC, Series 2021-1A, Class C, 3.79%, 11/20/51(a)	282,000	254,002
	Par	Value
Other (Continued)
Elm Trust,
Series 2020-3A, Class A2, 2.95%, 8/20/29(a)	$31,575	$31,039
Series 2020-3A, Class B, 4.48%, 8/20/29(a)	84,564	82,563
Series 2020-4A, Class A2, 2.29%, 10/20/29(a)	38,125	37,413
Series 2020-4A, Class B, 3.87%, 10/20/29(a)	135,779	132,088
Ford Credit Floorplan Master Owner Trust,
Series 2024-2, Class A, 5.24%, 4/15/31(a)	374,000	380,961
Series 2024-4, Class A, 4.40%, 9/15/31(a)	197,000	193,629

Fortress Credit Opportunities IX CLO Ltd., Series 2017-9A, Class A1TR, (3M CME Term SOFR + 1.81%, 1.55% Floor), 6.11%, 10/15/33(a)(b)	954,000	955,956
GM Financial Revolving Receivables Trust, Series 2024-1, Class A, 4.98%, 12/11/36(a)	527,000	532,431
GMF Floorplan Owner Revolving Trust, Series 2024-2A, Class A, 5.06%, 3/15/31(a)	342,000	345,627
Golub Capital Partners ABS Funding Ltd.,
Series 2020-1A, Class A2, 3.21%, 1/22/29(a)	63,579	62,750
Series 2020-1A, Class B, 4.50%, 1/22/29(a)	164,001	156,915
Series 2021-1A, Class A2, 2.77%, 4/20/29(a)	113,288	111,623
Series 2021-1A, Class B, 3.82%, 4/20/29(a)	301,443	294,464
Series 2021-2A, Class B, 3.99%, 10/19/29(a)	830,850	798,103

Golub Capital Partners CLO 46M Ltd., Series 2019-46A, Class A1R, (3M CME Term SOFR + 1.81%, 1.81% Floor), 6.10%, 4/20/37(a)(b)	343,000	345,410
Hotwire Funding LLC, Series 2023-1A, Class A2, 5.69%, 5/20/53(a)	115,000	115,860

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Other (Continued)

MMAF Equipment Finance LLC, Series 2024-A, Class A4, 5.10%, 7/13/49(a)	$132,000	$132,985
Monroe Capital ABS Funding Ltd.,
Series 2021-1A, Class A2, 2.82%, 4/22/31(a)	273,817	268,122
Series 2021-1A, Class B, 3.91%, 4/22/31(a)	165,476	161,477
Progress Residential Trust,
Series 2021-SFR11, Class A, 2.28%, 1/17/39(a)	120,639	110,366
Series 2024-SFR3, Class A, 3.00%, 6/17/41(a)	131,000	120,496
Series 2024-SFR4, Class A, 3.10%, 7/17/41(a)	602,000	555,346
Series 2024-SFR5, Class A, 3.00%, 8/09/29(a)	105,000	96,356

SpringCastle America Funding LLC, Series 2020-AA, Class A, 1.97%, 9/25/37(a)	168,489	155,857
Toyota Auto Loan Extended Note Trust, Series 2024-1A, Class A, 5.16%, 11/25/36(a)	409,000	416,324
VCP RRL ABS I Ltd.,
Series 2021-1A, Class A, 2.15%, 10/20/31(a)	160,582	153,020
Series 2021-1A, Class B, 2.85%, 10/20/31(a)	148,119	137,089

Verizon Master Trust, Series 2024-7, Class A, 4.35%, 8/20/32(a)	233,000	229,335
WEPCO Environmental Trust Finance I LLC, Series 2021-1, Class A, 1.58%, 12/15/35	74,074	63,734
		11,491,070
Total Asset-Backed Securities (Cost $12,293,486)		12,088,602

Number of Shares
Common Stocks – 1.3%
Real Estate Services – 0.3%
Copper Property CTL Pass Through Trust(c)	25,536	324,818
	Number of Shares	Value
Telecommunications – 0.1%
Windstream Corp.(d)*	3,665	$71,467
Transportation & Logistics – 0.9%
PHI Group, Inc.*	44,387	1,076,385
Total Common Stocks (Cost $1,040,620)		1,472,670

	Par
Corporate Bonds – 5.0%
Asset Management – 0.9%
Blue Owl Credit Income Corp., 7.95%, 6/13/28	$468,000	497,206
HPS Corporate Lending Fund, 6.75%, 1/30/29(a)	207,000	213,451
Oaktree Strategic Credit Fund, 8.40%, 11/14/28	313,000	338,513
		1,049,170
Commercial Support Services – 0.1%
VT Topco, Inc., 8.50%, 8/15/30(a)	100,000	105,958
Electric Utilities – 1.4%
Consumers 2023 Securitization Funding LLC, 5.21%, 9/01/30	197,000	198,649
DTE Electric Securitization Funding II LLC, 5.97%, 3/01/32	240,303	248,571
PG&E Recovery Funding LLC,
5.05%, 7/15/32	280,249	280,092
4.84%, 6/01/33	324,000	322,085

Texas Electric Market Stabilization Funding N LLC, 4.27%, 8/01/34(a)	86,956	84,053
Virginia Power Fuel Securitization LLC, 4.88%, 5/01/31	424,000	424,101
		1,557,551
Gas & Water Utilities – 0.4%
Kansas Gas Service Securitization I LLC, 5.49%, 8/01/32	391,678	398,733
Health Care Facilities & Services – 0.3%
Heartland Dental LLC/Heartland Dental Finance Corp., 10.50%, 4/30/28(a)	359,000	382,737

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Real Estate Investment Trusts – 0.8%
American Tower Trust #1, 5.49%, 3/15/28(a)	$685,000	$692,366
SBA Tower Trust,
1.63%, 11/15/26(a)	117,000	110,131
2.33%, 1/15/28(a)	151,000	138,238
		940,735
Specialty Finance – 0.4%
Midcap Financial Issuer Trust, 6.50%, 5/01/28(a)	461,000	453,388
Telecommunications – 0.7%
Consolidated Communications, Inc., 6.50%, 10/01/28(a)	381,000	371,644
Frontier Communications Holdings LLC,
5.88%, 10/15/27(a)	137,000	137,039
6.00%, 1/15/30(a)	214,000	214,430
		723,113
Total Corporate Bonds (Cost $5,494,237)		5,611,385

Mortgage-Backed Securities – 24.3%
Commercial Mortgage-Backed Securities – 3.3%
Arbor Multifamily Mortgage Securities Trust, Series 2020-MF1, Class A5, 2.76%, 5/15/53(a)	540,000	486,363
Benchmark Mortgage Trust, Series 2024-V11, Class A3, 5.91%, 11/15/57	126,000	130,300
BMO Mortgage Trust, Series 2024-5C7, Class A3, 5.57%, 11/15/57	126,000	128,456
BX Commercial Mortgage Trust,
Series 2021-VOLT, Class E, (1M CME Term SOFR + 2.11%, 2.00% Floor), 6.42%, 9/15/36(a)(b)	242,000	241,245
Series 2021-VOLT, Class F, (1M CME Term SOFR + 2.51%, 2.40% Floor), 6.82%, 9/15/36(a)(b)	370,000	367,225

BX Trust, Series 2019-OC11, Class A, 3.20%, 12/09/41(a)	418,000	381,916
	Par	Value
Commercial Mortgage-Backed Securities (Continued)

Hawaii Hotel Trust, Series 2019-MAUI, Class C, (1M CME Term SOFR + 1.70%, 1.90% Floor), 6.25%, 5/15/38(a)(b)	$616,000	$615,615
Manhattan West Mortgage Trust, Series 2020-1MW, Class A, 2.13%, 9/10/39(a)	407,000	376,317
ROCK Trust, Series 2024-CNTR, Class A, 5.39%, 11/13/41(a)	209,000	210,008
Series 2012-150, Class IO, 0.44%, 11/16/52(e)(f)	564,386	5,044
Series 2015-108, Class IO, 0.34%, 10/16/56(e)(f)	38,118	296
Series 2015-7, Class IO, 0.49%, 1/16/57(e)(f)	876,463	21,677
Series 2020-42, Class IO, 0.94%, 3/16/62(e)(f)	1,375,085	90,439
Series 2020-43, Class IO, 1.26%, 11/16/61(e)(f)	914,790	69,172
Series 2020-71, Class IO, 1.10%, 1/16/62(e)(f)	1,186,262	86,115
Series 2020-75, Class IO, 0.87%, 2/16/62(e)(f)	2,193,181	134,798
SLG Office Trust, Series 2021-OVA, Class A, 2.59%, 7/15/41(a)	455,000	385,886
		3,730,872
Federal Home Loan Mortgage Corporation – 11.2%
Multifamily Structured Pass Through Certificates,
Series K094, Class A2, 2.90%, 6/25/29	532,000	496,286
Series K095, Class A2, 2.79%, 6/25/29	725,000	673,125
Series K096, Class A2, 2.52%, 7/25/29	774,000	709,311
Series K097, Class A2, 2.51%, 7/25/29	359,000	328,461
Series K099, Class A2, 2.60%, 9/25/29	155,000	142,015
Series K101, Class A2, 2.52%, 10/25/29	404,000	368,114
Series K102, Class A2, 2.54%, 10/25/29	271,000	247,129
Series K103, Class A2, 2.65%, 11/25/29	382,000	349,462
Series K104, Class A2, 2.25%, 1/25/30	118,000	105,739
Series K105, Class A2, 1.87%, 1/25/30	100,000	87,746

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Multifamily Structured Pass Through Certificates,
Series K106, Class A2, 2.07%, 1/25/30	$100,000	$88,533
Series K107, Class A2, 1.64%, 1/25/30	100,000	86,900
Series K108, Class A2, 1.52%, 3/25/30	100,000	86,165
Series K109, Class A2, 1.56%, 4/25/30	151,000	129,818
Series K111, Class A2, 1.35%, 5/25/30	100,000	84,719
Series K114, Class A2, 1.37%, 6/25/30	100,000	84,502
Series K116, Class A2, 1.38%, 7/25/30	100,000	84,451
Series K117, Class A2, 1.41%, 8/25/30	493,000	415,607
Series K120, Class A2, 1.50%, 10/25/30	140,000	117,894
Series K151, Class A3, 3.51%, 4/25/30	183,000	173,235
Series K751, Class A2, 4.41%, 3/25/30	504,000	498,033
Series K752, Class A2, 4.28%, 7/25/30	136,000	133,197
Series K754, Class A2, 4.94%, 11/25/30	545,000	550,072
Pool,
1.50%, 11/01/35 - 1/01/42	5,379,425	4,484,357
1.00%, 7/01/36 - 10/01/36	162,880	139,649
2.00%, 8/01/40 - 8/01/42	916,883	764,956
4.00%, 10/01/40 - 11/01/40	180,323	169,909
(2.13% - 30D Average SOFR, 2.13% Floor, 6.67% Cap), 1.67%, 9/01/51(b)	78,208	68,309
(30D Average SOFR + 2.13%, 2.13% Floor, 7.56% Cap), 2.56%, 3/01/52(b)	101,417	91,214
(30D Average SOFR + 2.14%, 2.14% Floor, 7.54% Cap), 2.54%, 5/01/52(b)	68,157	61,179
	Par	Value
Federal Home Loan Mortgage Corporation (Continued)
Pool,
(2.18% - 30D Average SOFR, 2.18% Floor, 7.16% Cap), 2.16%, 7/01/52 - 5/01/53(b)	$771,880	$682,297
(30D Average SOFR + 2.21%, 2.21% Floor, 8.35% Cap), 3.35%, 11/01/52(b)	87,654	81,631

Real Estate Mortgage Investment Conduits, Series 4162, Class P, 3.00%, 2/15/33	68,844	66,552
		12,650,567
Federal National Mortgage Association – 7.6%
Interest STRIP, Series 284, Class 1, 0.00%, 7/25/27(g)	26,249	25,036
Pool,
1.50%, 12/01/35 - 3/01/42	5,016,689	4,254,690
1.00%, 4/01/36 - 3/01/37	2,100,866	1,776,634
2.00%, 11/01/40 - 8/01/42	1,330,233	1,109,472
2.50%, 5/01/41	132,835	113,244
3.50%, 4/01/44	268,212	245,050
4.00%, 6/01/45 - 3/01/48	698,604	658,249
(2.07% - 30D Average SOFR, 2.07% Floor, 6.97% Cap), 1.97%, 8/01/51(b)	210,707	187,218
(2.33% - 30D Average SOFR, 2.33% Floor, 6.89% Cap), 1.89%, 4/01/52(b)	189,521	166,970

Real Estate Mortgage Investment Conduits, Series 2012-144, Class PD, 3.50%, 4/25/42	64,075	62,096
		8,598,659
Whole Loan – 2.2%
GS Mortgage-Backed Securities Trust,
Series 2021-PJ4, Class A8, 2.50%, 9/25/51(a)(f)	66,838	58,468
Series 2021-PJ6, Class A8, 2.50%, 11/25/51(a)(f)	135,767	119,333
Series 2021-PJ7, Class A8, 2.50%, 1/25/52(a)	246,262	215,366

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
	Par	Value
Whole Loan (Continued)
GS Mortgage-Backed Securities Trust,
Series 2022-PJ2, Class A24, 3.00%, 6/25/52(a)	$119,286	$106,137
Series 2022-PJ5, Class A22, 2.50%, 10/25/52(a)(f)	603,443	525,135
JP Morgan Mortgage Trust,
Series 2021-10, Class A4, 2.50%, 12/25/51(a)(f)	359,751	314,362
Series 2021-10, Class A4A, 2.00%, 12/25/51(a)(f)	134,011	114,466
Series 2021-11, Class A4, 2.50%, 1/25/52(a)(f)	453,442	397,788
Series 2021-13, Class A4, 2.50%, 4/25/52(a)(f)	113,510	99,764
Series 2021-15,Class A4, 2.50%, 6/25/52(a)(f)	72,406	63,111
Series 2021-6, Class A4, 2.50%, 10/25/51(a)(f)	91,269	80,277
Series 2022-3, Class A4A, 2.50%, 8/25/52(a)(f)	76,276	66,131
Series 2024-3, Class A4, 3.00%, 5/25/54(a)	244,243	216,323

PRET Trust, Series 2024-RPL1, Class A1, 3.90%, 10/25/63(a)(f)	87,280	82,751
		2,459,412
Total Mortgage-Backed Securities (Cost $28,018,586)		27,439,510

Municipal Bonds – 0.1%
Texas – 0.1%
Texas Natural Gas Securitization Finance Corp., Taxable Customer Rate Relief Revenue Bonds, 5.10%, 4/01/35	92,691	93,223
Total Municipal Bonds (Cost $92,690)		93,223

Term Loans – 0.0%(b)(h)
Retail - Discretionary – 0.0%(h)
J.C. Penney Corp., Inc., Term Loan(c)(d)(i)	228,931	23
Total Term Loans (Cost $—)		23
	Par	Value

U.S. Government Obligations – 7.5%
U.S. Treasury Notes – 7.5%
3.50%, 9/30/29	$643,000	$620,621
4.13%, 10/31/29	319,000	316,171
4.13%, 11/30/29	1,190,000	1,179,588
4.38%, 12/31/29(j)	5,207,000	5,216,356
4.25%, 1/31/30	193,000	192,306
4.63%, 9/30/30	883,000	893,279
Total U.S. Government Obligations (Cost $8,357,839)		8,418,321

	Number of Shares
Investment Companies – 37.5%
Schwab Short-Term U.S. Treasury ETF(j)	1,696,845	41,131,523
Vanguard Short-Term Inflation-Protected Securities ETF	25,214	1,232,460
Total Investment Companies (Cost $42,954,265)		42,363,983

	Par/Number of Shares
Short-Term Investments – 13.9%
Money Market Fund – 12.1%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.21%(k)	13,651,501	13,651,501
U.S. Treasury Bills – 1.8%
U.S. Cash Management Bills, 3.72%, 2/06/25(l)	2,000,000	1,999,298
Total Short-Term Investments (Cost $15,650,320)		15,650,799
Total Investments – 100.3% (Cost $113,902,043)		113,138,516
Liabilities less Other Assets – (0.3)%		(335,321)
NET ASSETS – 100.0%		$112,803,195

Percentages shown are based on Net Assets.

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
(a)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total value of $20,452,290 or 18.13% of net assets.
(b)	Variable or floating rate security. Rate as of January 31, 2025 is disclosed.
(c)	Restricted security that has been deemed illiquid. At January 31, 2025, the value of these restricted illiquid securities amounted to $324,841 or 0.29% of net assets. Additional information on these restricted illiquid securities is as follows:

Restricted Security	Acquisition Date	Acquisition Cost
Copper Property CTL Pass Through Trust	11/27/18-2/12/21	$ 499,686
J.C. Penney Corp., Inc., Term Loan	2/12/2021	—

(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Security is an Interest Only Strip.
(f)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2025 is disclosed.
(g)	Zero coupon bond.
(h)	Amount rounds to less than 0.05%.
(i)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(j)	Security either partially or fully on loan. As of January 31, 2025, the total value of securities on loan is $12,858,633.
(k)	7-day current yield as of January 31, 2025 is disclosed.
(l)	Discount rate at the time of purchase.
*	Non-Income Producing Security

Abbreviations:

1M	1 Month
3M	3 Month
30D	30 Day
ABS	Asset-Backed Security
CLO	Collateralized Loan Obligation
CME	Chicago Mercantile Exchange
ETF	Exchange-Traded Fund
IO	Interest Only
L.P.	Limited Partnership
LLC	Limited Liability Company
SOFR	United States Secured Overnight Financing Rate
STRIP	Separate Trading of Registered Interest and Principal
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$12,088,602	$—	$12,088,602
Common Stocks	1,076,385	324,818	71,467	1,472,670
Corporate Bonds	—	5,611,385	—	5,611,385
Mortgage-Backed Securities	—	27,439,510	—	27,439,510
Municipal Bonds	—	93,223	—	93,223
Term Loans	—	—	23	23
U.S. Government Obligations	—	8,418,321	—	8,418,321

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Defensive Bond Fund
Morningstar Defensive Bond Fund	Level 1	Level 2	Level 3	Totals
Investment Companies	$42,363,983	$—	$—	$42,363,983
Short-Term Investments	13,651,501	1,999,298	—	15,650,799
Total Investments	$57,091,869	$55,975,157	$71,490	$113,138,516

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments
Morningstar Multisector Bond Fund
	Number of Shares	Value
Common Stocks – 1.4%
Aerospace & Defense – 0.1%
Lockheed Martin Corp.	205	$94,905
Asset Management – 0.0%(a)
Blackrock, Inc.	17	18,284
Banking – 0.0%(a)
JPMorgan Chase & Co.	166	44,372
Biotechnology & Pharmaceuticals – 0.2%
AbbVie, Inc.	506	93,053
BioMarin Pharmaceutical, Inc.*	2,157	136,668
Bristol-Myers Squibb Co.	1,288	75,928
Merck & Co., Inc.	1,031	101,883
		407,532
Cable & Satellite – 0.1%
Altice USA, Inc., Class A*	16,055	45,115
Comcast Corp., Class A	2,440	82,130
		127,245
Chemicals – 0.0%(a)
Linde PLC	54	24,090
Construction Materials – 0.1%
Cemex S.A.B. de C.V. ADR (Mexico)	19,976	118,458
Containers & Packaging – 0.0%(a)
Packaging Corp. of America	94	19,990
Diversified Industrials – 0.0%(a)
Emerson Electric Co.	495	64,325
Electric Utilities – 0.0%(a)
Duke Energy Corp.	367	41,100
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.*	16	152
Entertainment Content – 0.1%
Paramount Global, Class B	11,364	123,640
Health Care Facilities & Services – 0.1%
Elevance Health, Inc.	433	171,338
UnitedHealth Group, Inc.	142	77,034
		248,372
Household Products – 0.1%
Colgate-Palmolive Co.	309	26,790
Kimberly-Clark Corp.	266	34,572
Procter & Gamble (The) Co.	330	54,777
		116,139
	Number of Shares	Value
Industrial Support Services – 0.0%(a)
Fastenal Co.	450	$32,958
Institutional Financial Services – 0.0%(a)
Morgan Stanley	308	42,636
Internet Media & Services – 0.0%(a)
Alphabet, Inc., Class A	327	66,715
Machinery – 0.0%(a)
Deere & Co.	56	26,687
Medical Equipment & Devices – 0.1%
Abbott Laboratories	588	75,223
Thermo Fisher Scientific, Inc.	91	54,395
		129,618
Oil & Gas Supply Chain – 0.1%
Battalion Oil Corp.*	363	671
Exxon Mobil Corp.	758	80,977
Williams (The) Cos., Inc.	541	29,988
		111,636
Real Estate Investment Trusts – 0.0%(a)
American Tower Corp.	190	35,141
Retail - Consumer Staples – 0.0%(a)
Costco Wholesale Corp.	43	42,135
Walmart, Inc.	266	26,110
		68,245
Retail - Discretionary – 0.0%(a)
Home Depot (The), Inc.	79	32,546
Semiconductors – 0.1%
Broadcom, Inc.	270	59,743
Microchip Technology, Inc.	660	35,838
QUALCOMM, Inc.	491	84,909
		180,490
Software – 0.1%
Microsoft Corp.	168	69,730
Salesforce, Inc.	172	58,773
		128,503
Specialty Finance – 0.1%
Mastercard, Inc., Class A	156	86,647
Technology Hardware – 0.0%(a)
Apple, Inc.	289	68,204

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Transportation & Logistics – 0.1%
Union Pacific Corp.	199	$49,310
United Parcel Service, Inc., Class B	653	74,592
		123,902
Total Common Stocks (Cost $2,851,967)		2,582,532

	Par(b)
Convertible Bonds – 1.0%
Electric Utilities – 0.1%
Evergy, Inc., 4.50%, 12/15/27	$52,000	57,703
NRG Energy, Inc., 2.75%, 6/01/48	15,000	37,396
PG&E Corp., 4.25%, 12/01/27	37,000	37,647
Pinnacle West Capital Corp., 4.75%, 6/15/27(c)	50,000	52,975
		185,721
Electrical Equipment – 0.0%(a)
Itron, Inc., 1.38%, 7/15/30(c)	56,000	58,352
Food – 0.0%(a)
Post Holdings, Inc., 2.50%, 8/15/27	13,000	14,528
Gas & Water Utilities – 0.0%(a)
UGI Corp., 5.00%, 6/01/28(c)	17,000	20,527
Institutional Financial Services – 0.0%(a)
Coinbase Global, Inc., 0.25%, 4/01/30(c)	15,000	17,490
Internet Media & Services – 0.1%
Uber Technologies, Inc., 0.88%, 12/01/28	164,000	190,240
IT Services – 0.1%
Parsons Corp., 2.63%, 3/01/29(c)	53,000	57,266
Workiva, Inc., 1.25%, 8/15/28	52,000	52,208
		109,474
Leisure Facilities & Services – 0.1%
Carnival Corp., 5.75%, 12/01/27	23,000	50,508
NCL Corp. Ltd., 1.13%, 2/15/27	53,000	57,611
		108,119
	Par(b)	Value
Medical Equipment & Devices – 0.0%(a)
Merit Medical Systems, Inc., 3.00%, 2/01/29(c)	$13,000	$17,993
Oil & Gas Supply Chain – 0.0%(a)
Northern Oil & Gas, Inc., 3.63%, 4/15/29	41,000	47,109
Real Estate Owners & Developers – 0.0%(a)
Sunac China Holdings Ltd., 1.00%, 9/30/32(c)(d)	21,898	1,724
Retail - Discretionary – 0.0%(a)
Freshpet, Inc., 3.00%, 4/01/28	7,000	16,608
Semiconductors – 0.1%
ON Semiconductor Corp., 0.50%, 3/01/29	36,000	32,343
Wolfspeed, Inc.,
0.25%, 2/15/28	15,000	6,912
1.88%, 12/01/29	240,000	92,400
		131,655
Software – 0.2%
BlackLine, Inc., 1.00%, 6/01/29(c)	39,000	43,778
Datadog, Inc., 0.00%, 12/01/29(c)(e)	122,000	119,436
Guidewire Software, Inc., 1.25%, 11/01/29(c)	55,000	59,537
Nutanix, Inc., 0.25%, 10/01/27	42,000	54,978
Snowflake, Inc., 0.00%, 10/01/29(c)(e)	39,000	51,734
Tyler Technologies, Inc., 0.25%, 3/15/26	21,000	26,271
Vertex, Inc., 0.75%, 5/01/29(c)	11,000	18,538
		374,272
Technology Hardware – 0.1%
InterDigital, Inc., 3.50%, 6/01/27	21,000	49,915
Seagate HDD Cayman, 3.50%, 6/01/28	34,000	43,877
		93,792
Telecommunications – 0.2%
EchoStar Corp., 3.88%, 11/30/30(d)	370,997	431,501
Total Convertible Bonds (Cost $1,820,578)		1,819,105

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Convertible Preferred Stocks – 0.1%
Aerospace & Defense – 0.1%
Boeing (The) Co., 6.00%	2,811	$168,632
Electric Utilities – 0.0%(a)
PG&E Corp., 3.00%*	704	29,730
Total Convertible Preferred Stocks (Cost $174,867)		198,362

	Par(b)
Corporate Bonds – 41.8%
Advertising & Marketing – 0.1%
Neptune Bidco U.S., Inc., 9.29%, 4/15/29(c)	$245,000	208,857
Aerospace & Defense – 0.9%
Boeing (The) Co.,
3.63%, 2/01/31	95,000	86,817
6.39%, 5/01/31	40,000	42,088
6.53%, 5/01/34	15,000	15,847
5.71%, 5/01/40	67,000	64,255
6.86%, 5/01/54	100,000	107,304
5.93%, 5/01/60	29,000	27,068
7.01%, 5/01/64	118,000	127,616

HEICO Corp., 5.25%, 8/01/28	66,000	66,857
L3Harris Technologies, Inc.,
5.40%, 7/31/33	80,000	80,093
5.35%, 6/01/34	72,000	71,824

Lockheed Martin Corp., 5.20%, 2/15/64	63,000	57,727
Northrop Grumman Corp., 5.15%, 5/01/40	52,000	49,540
RTX Corp.,
5.75%, 11/08/26	51,000	51,908
4.45%, 11/16/38	50,000	44,684
4.80%, 12/15/43	7,000	6,240
5.38%, 2/27/53	38,000	36,068

Spirit AeroSystems, Inc., 9.75%, 11/15/30(c)	50,000	55,316
TransDigm, Inc.,
6.75%, 8/15/28(c)	300,000	305,316
4.63%, 1/15/29	115,000	108,851
6.38%, 3/01/29(c)	235,000	237,355
		1,642,774
Asset Management – 0.5%
Ameriprise Financial, Inc., 5.70%, 12/15/28	51,000	52,762
Apollo Global Management, Inc., 5.80%, 5/21/54	45,000	44,523
	Par(b)	Value
Asset Management (Continued)
Ares Capital Corp., 5.80%, 3/08/32	$58,000	$57,525
Ares Strategic Income Fund, 6.20%, 3/21/32(c)	65,000	65,040
BlackRock Funding, Inc., 5.25%, 3/14/54	108,000	102,291
Blackstone Holdings Finance Co. LLC, 2.00%, 1/30/32(c)	110,000	89,041
Blackstone Private Credit Fund,
6.00%, 1/29/32	59,000	58,415
6.00%, 11/22/34(c)	109,000	106,011

Blackstone Reg Finance Co. LLC, 5.00%, 12/06/34	80,000	77,444
Citadel L.P.,
6.00%, 1/23/30(c)	35,000	35,376
6.38%, 1/23/32(c)	99,000	100,676

Focus Financial Partners LLC, 6.75%, 9/15/31(c)	125,000	125,662
Nuveen LLC, 5.55%, 1/15/30(c)	26,000	26,476
		941,242
Automotive – 0.6%
American Honda Finance Corp.,
5.13%, 7/07/28	37,000	37,422
5.65%, 11/15/28	31,000	31,902
4.85%, 10/23/31	100,000	98,297

General Motors Co., 6.25%, 10/02/43	69,000	67,697
General Motors Financial Co., Inc.,
(3M USD LIBOR + 3.60%), 5.75%, 9/30/27(f)(g)	240,000	233,673
2.35%, 1/08/31	86,000	72,534
6.10%, 1/07/34	38,000	38,500
5.90%, 1/07/35	109,000	108,389
Hyundai Capital America,
5.68%, 6/26/28(c)	65,000	66,164
6.10%, 9/21/28(c)	94,000	97,112
4.55%, 9/26/29(c)	43,000	41,912
Toyota Motor Credit Corp.,
5.55%, 11/20/30	73,000	75,459
4.60%, 10/10/31	75,000	73,259
5.35%, 1/09/35	98,000	98,513
		1,140,833

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Banking – 2.3%
Bank of America Corp.,
(3M CME Term SOFR + 1.30%), 3.42%, 12/20/28(g)	$85,000	$81,616
(SOFR + 1.06%), 2.09%, 6/14/29(g)	6,000	5,474
(3M CME Term SOFR + 1.57%), 4.27%, 7/23/29(g)	50,000	48,900
(3M CME Term SOFR + 1.44%), 3.19%, 7/23/30(g)	68,000	63,001
(3M CME Term SOFR + 1.45%), 2.88%, 10/22/30(g)	40,000	36,391
(SOFR + 1.00%), 5.16%, 1/24/31(g)	13,000	13,040
(SOFR + 2.15%), 2.59%, 4/29/31(g)	130,000	115,217
(SOFR + 1.22%), 2.65%, 3/11/32(g)	2,000	1,735
(SOFR + 1.32%), 2.69%, 4/22/32(g)	177,000	153,573
(SOFR + 1.22%), 2.30%, 7/21/32(g)	91,000	76,570
(SOFR + 1.33%), 2.97%, 2/04/33(g)	165,000	142,695
(SOFR + 1.83%), 4.57%, 4/27/33(g)	61,000	58,348
(SOFR + 1.91%), 5.29%, 4/25/34(g)	44,000	43,763
(SOFR + 1.84%), 5.87%, 9/15/34(g)	80,000	82,467
(SOFR + 1.65%), 5.47%, 1/23/35(g)	21,000	21,050
(SOFR + 1.74%), 5.52%, 10/25/35(g)	284,000	277,785
(SOFR + 1.31%), 5.51%, 1/24/36(g)	119,000	119,660
(SOFR + 1.93%), 2.68%, 6/19/41(g)	7,000	4,900

Citizens Financial Group, Inc., (5Y US Treasury CMT + 2.75%), 5.64%, 5/21/37(g)	29,000	28,127
Huntington Bancshares, Inc., (5Y US Treasury CMT + 1.70%), 6.14%, 11/18/39(g)	131,000	131,529
JP Morgan Chase & Co.,
(SOFR + 1.33%), 6.07%, 10/22/27(g)	113,000	115,577
(SOFR + 1.17%), 2.95%, 2/24/28(g)	106,000	102,222
(SOFR + 1.89%), 2.18%, 6/01/28(g)	42,000	39,602
	Par(b)	Value
Banking (Continued)
JP Morgan Chase & Co.,
(3M CME Term SOFR + 1.21%), 3.51%, 1/23/29(g)	$69,000	$66,508
(3M CME Term SOFR + 1.59%), 4.45%, 12/05/29(g)	165,000	162,454
(SOFR + 1.31%), 5.01%, 1/23/30(g)	67,000	67,140
(5Y US Treasury CMT + 2.15%), 6.50%, 4/01/30(f)(g)	220,000	222,440
(SOFR + 1.13%), 5.00%, 7/22/30(g)	60,000	59,941
(3M CME Term SOFR + 1.51%), 2.74%, 10/15/30(g)	45,000	40,734
(SOFR + 1.04%), 4.60%, 10/22/30(g)	67,000	65,820
(SOFR + 0.90%), 5.14%, 1/24/31(g)	34,000	34,135
(SOFR + 1.07%), 1.95%, 2/04/32(g)	45,000	37,707
(SOFR + 1.81%), 6.25%, 10/23/34(g)	87,000	92,185
(SOFR + 1.49%), 5.77%, 4/22/35(g)	94,000	96,414
(SOFR + 1.32%), 5.50%, 1/24/36(g)	74,000	74,439
(SOFR + 1.55%), 5.53%, 11/29/45(g)	79,000	77,583

KeyCorp, (SOFR Index + 2.06%), 4.79%, 6/01/33(g)	64,000	60,807
PNC Financial Services Group (The), Inc.,
(SOFR Index + 2.14%), 6.04%, 10/28/33(g)	140,000	145,536
(SOFR + 1.39%), 5.58%, 1/29/36(g)	41,000	41,203

Regions Financial Corp., (SOFR + 2.06%), 5.50%, 9/06/35(g)	158,000	155,042
Truist Financial Corp.,
(SOFR + 2.24%), 4.92%, 7/28/33(g)	26,000	24,612
(SOFR + 2.30%), 6.12%, 10/28/33(g)	39,000	40,626
(SOFR + 1.85%), 5.12%, 1/26/34(g)	51,000	49,656
(SOFR + 2.36%), 5.87%, 6/08/34(g)	167,000	170,269
U.S. Bancorp,
(SOFR + 1.60%), 4.84%, 2/01/34(g)	84,000	80,612
(SOFR + 2.26%), 5.84%, 6/12/34(g)	39,000	39,861

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Banking (Continued)
U.S. Bancorp,
(SOFR + 1.86%), 5.68%, 1/23/35(g)	$19,000	$19,186
Wells Fargo & Co.,
(SOFR + 1.11%), 5.24%, 1/24/31(g)	23,000	23,117
(SOFR + 2.02%), 5.39%, 4/24/34(g)	49,000	48,612
(SOFR + 2.06%), 6.49%, 10/23/34(g)	18,000	19,189
(SOFR + 1.78%), 5.50%, 1/23/35(g)	156,000	155,956
(SOFR + 1.38%), 5.21%, 12/03/35(g)	49,000	47,937
(SOFR + 2.53%), 3.07%, 4/30/41(g)	21,000	15,459
(3M CME Term SOFR + 4.50%), 5.01%, 4/04/51(g)	48,000	43,084
(SOFR + 2.13%), 4.61%, 4/25/53(g)	56,000	47,164
		4,088,670
Beverages – 0.1%
Coca-Cola (The) Co.,
5.20%, 1/14/55	47,000	44,593
5.40%, 5/13/64	30,000	28,830

Keurig Dr Pepper, Inc., 5.05%, 3/15/29	38,000	38,164
		111,587
Biotechnology & Pharmaceuticals – 1.3%
AbbVie, Inc.,
3.20%, 11/21/29	90,000	83,889
5.05%, 3/15/34	70,000	69,441
4.05%, 11/21/39	66,000	56,670
4.63%, 10/01/42	17,000	15,213
5.35%, 3/15/44	47,000	46,016
5.50%, 3/15/64	76,000	73,030
Amgen, Inc.,
2.45%, 2/21/30	28,000	24,904
5.25%, 3/02/30	41,000	41,529
2.30%, 2/25/31	13,000	11,153
3.15%, 2/21/40	82,000	61,337
5.65%, 3/02/53	59,000	57,019
5.75%, 3/02/63	53,000	51,133
Bausch Health Cos., Inc.,
6.13%, 2/01/27(c)	65,000	59,424
4.88%, 6/01/28(c)	500,000	405,067

Bristol-Myers Squibb Co., 6.40%, 11/15/63	60,000	64,364
Eli Lilly & Co.,
4.60%, 8/14/34	49,000	47,171
5.55%, 3/15/37	53,000	54,807
	Par(b)	Value
Biotechnology & Pharmaceuticals (Continued)
Eli Lilly & Co.,
5.00%, 2/09/54	$142,000	$130,504
5.05%, 8/14/54	63,000	58,301
5.20%, 8/14/64	83,000	77,030
Gilead Sciences, Inc.,
4.80%, 11/15/29	85,000	84,875
5.10%, 6/15/35	43,000	42,366
5.60%, 11/15/64	40,000	38,778
Johnson & Johnson,
3.63%, 3/03/37	61,000	52,990
5.85%, 7/15/38	41,000	43,847
2.10%, 9/01/40	33,000	22,101
Pfizer Investment Enterprises Pte. Ltd.,
4.65%, 5/19/30	43,000	42,694
5.30%, 5/19/53	69,000	64,607
5.34%, 5/19/63	197,000	180,517
Royalty Pharma PLC,
1.75%, 9/02/27	89,000	82,287
5.15%, 9/02/29	50,000	49,966
5.40%, 9/02/34	6,000	5,860

Utah Acquisition Sub, Inc., 5.25%, 6/15/46	48,000	40,373
Viatris, Inc.,
3.85%, 6/22/40	47,000	35,234
4.00%, 6/22/50	36,000	24,410
		2,298,907
Cable & Satellite – 3.1%
CCO Holdings LLC/CCO Holdings Capital Corp.,
5.38%, 6/01/29(c)	210,000	202,954
6.38%, 9/01/29(c)	460,000	460,270
4.75%, 3/01/30(c)	780,000	722,485
4.25%, 2/01/31(c)	25,000	22,178
4.50%, 6/01/33(c)	305,000	258,781
4.25%, 1/15/34(c)	360,000	294,109
Charter Communications Operating LLC/Charter Communications Operating Capital,
4.40%, 12/01/61	66,000	44,194
3.95%, 6/30/62	56,000	34,309
Comcast Corp.,
5.30%, 6/01/34	40,000	39,860
5.65%, 6/15/35	52,000	53,021
6.50%, 11/15/35	11,000	11,925
3.20%, 7/15/36	66,000	53,282
3.25%, 11/01/39	70,000	53,149
2.94%, 11/01/56	40,000	23,197
5.50%, 5/15/64	115,000	105,871

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Cable & Satellite (Continued)
CSC Holdings LLC,
7.50%, 4/01/28(c)	$275,000	$202,600
11.25%, 5/15/28(c)	510,000	505,693
5.75%, 1/15/30(c)	900,000	522,350
4.63%, 12/01/30(c)	200,000	109,622
3.38%, 2/15/31(c)	200,000	145,374

Directv Financing LLC, 8.88%, 2/01/30(c)	315,000	311,586
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(c)	595,000	589,221
DISH DBS Corp.,
7.75%, 7/01/26	355,000	310,370
5.25%, 12/01/26(c)	325,000	300,348
5.75%, 12/01/28(c)	190,000	164,607

DISH Network Corp., 11.75%, 11/15/27(c)	55,000	58,074
		5,599,430
Chemicals – 0.5%
Ashland, Inc., 3.38%, 9/01/31(c)	495,000	425,507
Chemours (The) Co.,
5.75%, 11/15/28(c)	195,000	185,004
4.63%, 11/15/29(c)	130,000	115,425

Dow Chemical (The) Co., 4.38%, 11/15/42	71,000	58,493
RPM International, Inc., 2.95%, 1/15/32	86,000	74,516
Sherwin-Williams (The) Co.,
4.80%, 9/01/31	45,000	44,418
4.50%, 6/01/47	31,000	26,102

Westlake Corp., 3.13%, 8/15/51	46,000	28,566
		958,031
Commercial Support Services – 0.4%
Clean Harbors, Inc.,
5.13%, 7/15/29(c)	5,000	4,851
6.38%, 2/01/31(c)	105,000	106,512
GFL Environmental, Inc.,
4.00%, 8/01/28(c)	85,000	80,926
6.75%, 1/15/31(c)	135,000	140,050

GXO Logistics, Inc., 6.25%, 5/06/29	97,000	99,708
Republic Services, Inc.,
2.90%, 7/01/26	35,000	34,262
4.88%, 4/01/29	36,000	36,050

TriNet Group, Inc., 3.50%, 3/01/29(c)	180,000	165,587
	Par(b)	Value
Commercial Support Services (Continued)
Waste Management, Inc.,
4.95%, 3/15/35	$61,000	$59,667
5.35%, 10/15/54	46,000	44,143
		771,756
Communications – 0.1%
iHeartCommunications, Inc.,
7.75%, 8/15/30(c)	155,750	127,281
7.00%, 1/15/31(c)	48,000	36,620
		163,901
Construction Materials – 0.4%
Quikrete Holdings, Inc.,
6.38%, 3/01/32(h)	370,000	370,922
6.75%, 3/01/33(h)	160,000	160,400
Vulcan Materials Co.,
4.95%, 12/01/29	95,000	95,031
5.70%, 12/01/54	55,000	53,723
		680,076
Consumer Cyclical – 0.1%
Saks Global Enterprises LLC, 11.00%, 12/15/29(c)	205,000	196,309
Containers & Packaging – 0.2%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 6.00%, 6/15/27(c)	200,000	198,939
Packaging Corp. of America, 5.70%, 12/01/33	52,000	53,010
Sonoco Products Co., 5.00%, 9/01/34	60,000	56,828
		308,777
Diversified Industrials – 0.2%
GrafTech Finance, Inc., 4.63%, 12/23/29(c)	130,000	90,828
GrafTech Global Enterprises, Inc., 9.88%, 12/23/29(c)	95,000	81,462
Honeywell International, Inc.,
4.75%, 2/01/32	97,000	95,605
5.00%, 3/01/35	40,000	39,260
5.25%, 3/01/54	53,000	49,717
		356,872
Electric Utilities – 2.7%
AES (The) Corp.,
5.45%, 6/01/28	52,000	52,410
(5Y US Treasury CMT + 2.89%), 6.95%, 7/15/55(g)	62,000	60,584

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Electric Utilities (Continued)
Alabama Power Co.,
5.85%, 11/15/33	$36,000	$37,362
3.75%, 3/01/45	33,000	25,364
4.30%, 7/15/48	38,000	31,064
3.45%, 10/01/49	26,000	18,215

Ameren Corp., 5.00%, 1/15/29	77,000	76,999
American Electric Power Co., Inc., 5.63%, 3/01/33	18,000	18,197
Arizona Public Service Co., 5.70%, 8/15/34	50,000	50,469
Black Hills Corp., 6.00%, 1/15/35	35,000	36,013
Calpine Corp., 4.50%, 2/15/28(c)	125,000	121,278
CenterPoint Energy Houston Electric LLC, 5.05%, 3/01/35	35,000	34,257
CenterPoint Energy, Inc., 5.40%, 6/01/29	40,000	40,457
CMS Energy Corp., (5Y US Treasury CMT + 4.12%), 4.75%, 6/01/50(g)	70,000	66,381
Commonwealth Edison Co., 5.90%, 3/15/36	43,000	44,669
Connecticut Light and Power (The) Co., 4.95%, 8/15/34	29,000	28,338
Consolidated Edison Co. of New York, Inc., 4.63%, 12/01/54	51,000	42,722
Consumers Energy Co., 4.90%, 2/15/29	72,000	72,287
Dominion Energy, Inc., (5Y US Treasury CMT + 2.21%), 6.63%, 5/15/55(g)	67,000	67,660
DTE Energy Co.,
4.95%, 7/01/27	30,000	30,121
5.85%, 6/01/34	55,000	56,226
Duke Energy Carolinas LLC,
4.25%, 12/15/41	18,000	15,257
3.75%, 6/01/45	6,000	4,594
Duke Energy Corp.,
3.15%, 8/15/27	32,000	30,798
(5Y US Treasury CMT + 2.59%), 6.45%, 9/01/54(g)	31,000	31,095
Duke Energy Florida LLC,
2.40%, 12/15/31	35,000	29,695
5.88%, 11/15/33	29,000	30,167
5.95%, 11/15/52	29,000	29,418
Duke Energy Ohio, Inc.,
5.25%, 4/01/33	22,000	22,008
	Par(b)	Value
Electric Utilities (Continued)
Duke Energy Ohio, Inc.,
3.70%, 6/15/46	$44,000	$32,657
4.30%, 2/01/49	49,000	39,122
5.65%, 4/01/53	15,000	14,609
Duke Energy Progress LLC,
4.10%, 5/15/42	32,000	26,204
4.10%, 3/15/43	22,000	17,870
4.20%, 8/15/45	61,000	49,409

Entergy Arkansas LLC, 2.65%, 6/15/51	14,000	8,248
Entergy Texas, Inc., 5.80%, 9/01/53	20,000	19,960
Evergy Kansas Central, Inc., 5.70%, 3/15/53	37,000	36,375
Eversource Energy,
1.40%, 8/15/26	97,000	92,094
2.90%, 3/01/27	68,000	65,450
5.45%, 3/01/28	44,000	44,639
5.95%, 2/01/29	47,000	48,423
5.13%, 5/15/33	34,000	33,105
5.50%, 1/01/34	32,000	31,812
5.95%, 7/15/34	77,000	79,021
Exelon Corp.,
5.15%, 3/15/28	40,000	40,343
4.95%, 6/15/35	48,000	45,294

FirstEnergy Corp., 3.90%, 7/15/27	70,000	68,380
FirstEnergy Pennsylvania Electric Co., 5.20%, 4/01/28(c)	43,000	43,274
Florida Power & Light Co.,
5.40%, 9/01/35	31,000	31,153
5.65%, 2/01/37	20,000	20,511
Indiana Michigan Power Co.,
3.85%, 5/15/28	22,000	21,382
6.05%, 3/15/37	12,000	12,442

IPALCO Enterprises, Inc., 4.25%, 5/01/30	57,000	54,080
Liberty Utilities Co., 5.87%, 1/31/34(c)	95,000	95,451
MidAmerican Energy Co.,
4.80%, 9/15/43	15,000	13,550
4.40%, 10/15/44	35,000	29,916
Mississippi Power Co.,
4.75%, 10/15/41	11,000	9,594
4.25%, 3/15/42	26,000	21,608

Monongahela Power Co., 5.85%, 2/15/34(c)	66,000	67,445

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Electric Utilities (Continued)
National Rural Utilities Cooperative Finance Corp.,
5.60%, 11/13/26	$38,000	$38,650
4.12%, 9/16/27	30,000	29,652
3.40%, 2/07/28	22,000	21,206
5.00%, 2/07/31	36,000	36,218
2.75%, 4/15/32	32,000	27,396
4.02%, 11/01/32	41,000	37,964
4.15%, 12/15/32	50,000	46,577
5.80%, 1/15/33	7,000	7,229
5.00%, 8/15/34	69,000	67,192
(3M USD LIBOR + 3.63%), 5.25%, 4/20/46(g)	63,000	62,278
New York State Electric & Gas Corp.,
3.25%, 12/01/26(c)	95,000	92,371
5.30%, 8/15/34(c)	45,000	44,303
NextEra Energy Capital Holdings, Inc.,
1.88%, 1/15/27	70,000	66,323
5.30%, 3/15/32	61,000	60,884
5.25%, 3/15/34	63,000	62,084
(5Y US Treasury CMT + 2.46%), 6.75%, 6/15/54(g)	33,000	33,757
Niagara Mohawk Power Corp.,
1.96%, 6/27/30(c)	58,000	49,433
5.66%, 1/17/54(c)	78,000	74,886

Northern States Power Co., 5.65%, 6/15/54	30,000	29,884
NRG Energy, Inc.,
5.25%, 6/15/29(c)	10,000	9,742
3.88%, 2/15/32(c)	99,000	86,970
6.00%, 2/01/33(c)	125,000	122,130
NSTAR Electric Co.,
5.40%, 6/01/34	30,000	30,177
5.50%, 3/15/40	68,000	66,789

Oglethorpe Power Corp., 5.90%, 2/01/55(c)	51,000	50,562
Oncor Electric Delivery Co. LLC, 5.55%, 6/15/54	70,000	67,561
Pacific Gas and Electric Co.,
4.45%, 4/15/42	52,000	42,069
4.30%, 3/15/45	46,000	35,256

PacifiCorp, 4.10%, 2/01/42	90,000	72,249
PECO Energy Co.,
4.90%, 6/15/33	26,000	25,523
5.25%, 9/15/54	50,000	46,763
	Par(b)	Value
Electric Utilities (Continued)

PPL Capital Funding, Inc., 5.25%, 9/01/34	$32,000	$31,435
PPL Electric Utilities Corp., 4.85%, 2/15/34	83,000	81,039
Public Service Co. of Oklahoma, 5.20%, 1/15/35	75,000	72,853
Public Service Electric and Gas Co.,
5.20%, 3/01/34	50,000	49,964
4.85%, 8/01/34	23,000	22,337
5.50%, 3/01/40	44,000	44,041
3.80%, 3/01/46	5,000	3,888

Public Service Enterprise Group, Inc., 2.45%, 11/15/31	90,000	76,253
Puget Sound Energy, Inc., 5.69%, 6/15/54	35,000	34,436
Southern California Edison Co.,
4.05%, 3/15/42	60,000	46,783
4.00%, 4/01/47	33,000	24,159
3.65%, 2/01/50	15,000	10,276

Southwestern Electric Power Co., 5.30%, 4/01/33	34,000	33,631
Southwestern Public Service Co., 6.00%, 6/01/54	25,000	25,049
Talen Energy Supply LLC, 8.63%, 6/01/30(c)	45,000	48,002
Tucson Electric Power Co., 5.20%, 9/15/34	60,000	59,034
Virginia Electric and Power Co., 5.70%, 8/15/53	15,000	14,671
Vistra Operations Co. LLC,
5.05%, 12/30/26(c)	65,000	65,057
5.70%, 12/30/34(c)	130,000	128,364
		4,832,876
Electric, Gas Marketing & Trading – 0.1%
Jersey Central Power & Light Co., 5.10%, 1/15/35(c)	95,000	92,542
Electrical Equipment – 0.3%
Amphenol Corp., 5.38%, 11/15/54	85,000	80,717
Carrier Global Corp., 2.72%, 2/15/30	16,000	14,357
Sensata Technologies, Inc.,
4.38%, 2/15/30(c)	20,000	18,521

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Electrical Equipment (Continued)
Sensata Technologies, Inc.,
3.75%, 2/15/31(c)	$250,000	$220,621
6.63%, 7/15/32(c)	230,000	231,467
		565,683
Engineering & Construction – 0.1%
Arcosa, Inc.,
4.38%, 4/15/29(c)	50,000	47,230
6.88%, 8/15/32(c)	90,000	92,250
		139,480
Entertainment Content – 0.8%
AppLovin Corp.,
5.13%, 12/01/29	63,000	62,935
5.38%, 12/01/31	97,000	97,400
5.95%, 12/01/54	49,000	48,108
Netflix, Inc.,
5.88%, 11/15/28	107,000	111,070
4.88%, 6/15/30(c)	45,000	44,886
5.40%, 8/15/54	80,000	78,134
Paramount Global,
3.70%, 6/01/28	75,000	71,376
5.25%, 4/01/44	45,000	36,250
4.95%, 5/19/50	32,000	24,601
(5Y US Treasury CMT + 4.00%), 6.38%, 3/30/62(g)	350,000	341,173

Time Warner Cable Enterprises LLC, 8.38%, 7/15/33	37,000	41,879
Warnermedia Holdings, Inc.,
3.76%, 3/15/27	107,000	103,637
5.14%, 3/15/52	310,000	231,224
5.39%, 3/15/62	63,000	46,392
		1,339,065
Food – 0.6%
HLF Financing S.a.r.l. LLC/Herbalife International, Inc., 4.88%, 6/01/29(c)	70,000	47,329
Lamb Weston Holdings, Inc.,
4.88%, 5/15/28(c)	50,000	48,974
4.38%, 1/31/32(c)	330,000	300,244

Mars, Inc., 2.38%, 7/16/40(c)	99,000	66,177
McCormick & Co., Inc., 4.70%, 10/15/34	61,000	57,694
Post Holdings, Inc.,
5.50%, 12/15/29(c)	25,000	24,475
4.50%, 9/15/31(c)	40,000	36,168
6.25%, 2/15/32(c)	375,000	375,283
	Par(b)	Value
Food (Continued)

Tyson Foods, Inc., 5.40%, 3/15/29	$65,000	$65,817
		1,022,161
Gas & Water Utilities – 0.2%
American Water Capital Corp., 5.45%, 3/01/54	124,000	117,448
Atmos Energy Corp., 5.00%, 12/15/54	55,000	49,144
CenterPoint Energy Resources Corp., 5.40%, 7/01/34	50,000	49,890
Essential Utilities, Inc., 5.38%, 1/15/34	42,000	41,634
ONE Gas, Inc., 5.10%, 4/01/29	35,000	35,355
South Jersey Industries, Inc., 5.02%, 4/15/31	66,000	55,446
Southern Co. Gas Capital Corp., 4.95%, 9/15/34	19,000	18,272
		367,189
Health Care Facilities & Services – 2.2%
Cardinal Health, Inc.,
5.13%, 2/15/29	90,000	90,557
5.00%, 11/15/29	67,000	66,898
5.35%, 11/15/34	154,000	152,250
5.75%, 11/15/54	80,000	77,555

Cencora, Inc., 4.85%, 12/15/29	30,000	29,827
Centene Corp.,
2.45%, 7/15/28	76,000	68,816
3.00%, 10/15/30	22,000	19,049

Cigna Group (The), 4.80%, 8/15/38	92,000	83,611
CVS Health Corp.,
5.00%, 1/30/29	41,000	40,762
5.13%, 2/21/30	75,000	74,288
4.78%, 3/25/38	154,000	135,266
4.13%, 4/01/40	13,000	10,353
6.00%, 6/01/44	81,000	77,726
5.05%, 3/25/48	26,000	21,732
5.88%, 6/01/53	99,000	92,233
6.00%, 6/01/63	11,000	10,229
DaVita, Inc.,
4.63%, 6/01/30(c)	10,000	9,304
3.75%, 2/15/31(c)	135,000	118,802
Elevance Health, Inc.,
2.88%, 9/15/29	54,000	49,433
5.20%, 2/15/35	35,000	34,284
6.10%, 10/15/52	40,000	40,555

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Health Care Facilities & Services (Continued)
Elevance Health, Inc.,
5.85%, 11/01/64	$63,000	$60,655

HAH Group Holding Co. LLC, 9.75%, 10/01/31(c)	290,000	291,653
HCA, Inc.,
5.88%, 2/01/29	15,000	15,347
3.38%, 3/15/29	20,000	18,661
4.13%, 6/15/29	66,000	63,291
3.50%, 9/01/30	31,000	28,326
2.38%, 7/15/31	32,000	26,823
5.13%, 6/15/39	48,000	44,134
6.00%, 4/01/54	77,000	74,316
6.10%, 4/01/64	39,000	37,322

Horizon Mutual Holdings, Inc., 6.20%, 11/15/34(c)	105,000	102,634
Humana, Inc., 5.75%, 12/01/28	51,000	52,164
Laboratory Corp. of America Holdings,
4.35%, 4/01/30	90,000	87,292
4.80%, 10/01/34	52,000	49,288

LifePoint Health, Inc., 5.38%, 1/15/29(c)	145,000	128,352
Molina Healthcare, Inc.,
4.38%, 6/15/28	185,000	177,826
3.88%, 11/15/30(c)	120,000	108,769
3.88%, 5/15/32(c)	290,000	255,017
6.25%, 1/15/33(c)	120,000	119,139
Quest Diagnostics, Inc.,
2.95%, 6/30/30	20,000	18,087
2.80%, 6/30/31	25,000	21,877

Radiology Partners, Inc., (100% Cash), 7.78%, 1/31/29(c)(d)	249,429	247,169
UnitedHealth Group, Inc.,
3.50%, 8/15/39	32,000	25,473
2.75%, 5/15/40	78,000	55,133
3.05%, 5/15/41	18,000	13,000
3.75%, 10/15/47	9,000	6,719
4.45%, 12/15/48	9,000	7,461
3.25%, 5/15/51	42,000	27,733
4.75%, 5/15/52	16,000	13,727
5.38%, 4/15/54	45,000	42,117
5.63%, 7/15/54	34,000	33,050
5.20%, 4/15/63	53,000	47,310
5.50%, 4/15/64	50,000	46,802

Universal Health Services, Inc., 5.05%, 10/15/34	270,000	251,472
		3,901,669
	Par(b)	Value
Home Construction – 0.2%
Camelot Return Merger Sub, Inc., 8.75%, 8/01/28(c)	$55,000	$54,021
Mohawk Industries, Inc., 5.85%, 9/18/28	62,000	63,921
Taylor Morrison Communities, Inc.,
5.75%, 1/15/28(c)	50,000	50,105
5.13%, 8/01/30(c)	105,000	101,502
		269,549
Household Products – 0.1%
Kenvue, Inc.,
5.10%, 3/22/43	32,000	30,687
5.05%, 3/22/53	35,000	32,388
5.20%, 3/22/63	32,000	29,473
		92,548
Industrial Support Services – 0.6%
Resideo Funding, Inc.,
4.00%, 9/01/29(c)	340,000	312,073
6.50%, 7/15/32(c)	310,000	312,810
United Rentals North America, Inc.,
4.00%, 7/15/30	30,000	27,773
3.88%, 2/15/31	325,000	296,053
6.13%, 3/15/34(c)	10,000	10,016

WW Grainger, Inc., 3.75%, 5/15/46	76,000	59,400
		1,018,125
Institutional Financial Services – 1.6%
Goldman Sachs Capital I, 6.35%, 2/15/34	50,000	52,471
Goldman Sachs Group (The), Inc.,
3.85%, 1/26/27	83,000	81,641
(3M CME Term SOFR + 2.01%), 6.31%, 10/28/27(i)	43,000	44,146
(SOFR + 1.73%), 4.48%, 8/23/28(g)	144,000	142,724
(SOFR + 1.77%), 6.48%, 10/24/29(g)	20,000	20,999
(SOFR + 1.27%), 5.73%, 4/25/30(g)	40,000	40,872
(SOFR + 1.25%), 2.38%, 7/21/32(g)	8,000	6,744
(SOFR + 1.41%), 3.10%, 2/24/33(g)	116,000	100,694
(SOFR + 1.55%), 5.33%, 7/23/35(g)	201,000	197,760
(SOFR + 1.42%), 5.02%, 10/23/35(g)	96,000	92,231

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.38%), 5.54%, 1/28/36(g)	$215,000	$214,830
6.25%, 2/01/41	8,000	8,468
(SOFR + 1.58%), 5.56%, 11/19/45(g)	65,000	63,231
(SOFR + 1.70%), 5.73%, 1/28/56(g)	117,000	116,457
Intercontinental Exchange, Inc.,
3.63%, 9/01/28	92,000	88,644
2.10%, 6/15/30	106,000	92,245
LPL Holdings, Inc.,
5.70%, 5/20/27	50,000	50,725
4.63%, 11/15/27(c)	43,000	42,233
6.00%, 5/20/34	27,000	27,652
Morgan Stanley,
(SOFR + 0.88%), 1.59%, 5/04/27(g)	74,000	71,165
(SOFR + 0.86%), 1.51%, 7/20/27(g)	166,000	158,356
(SOFR + 1.00%), 2.48%, 1/21/28(g)	29,000	27,702
3.59%, 7/22/28(i)	22,000	21,299
(SOFR + 2.24%), 6.30%, 10/18/28(g)	58,000	60,122
(SOFR + 1.59%), 5.16%, 4/20/29(g)	75,000	75,433
(SOFR + 1.10%), 4.65%, 10/18/30(g)	133,000	130,609
(SOFR + 1.11%), 5.23%, 1/15/31(g)	24,000	24,112
(SOFR + 1.20%), 2.51%, 10/20/32(g)	18,000	15,218
(SOFR + 1.87%), 5.25%, 4/21/34(g)	114,000	112,614
(SOFR + 1.88%), 5.42%, 7/21/34(g)	20,000	20,001
(SOFR + 2.05%), 6.63%, 11/01/34(g)	57,000	61,495
(SOFR + 1.73%), 5.47%, 1/18/35(g)	69,000	68,848
(SOFR + 1.58%), 5.83%, 4/19/35(g)	43,000	43,984
(SOFR + 1.42%), 5.59%, 1/18/36(g)	225,000	226,959
(SOFR + 1.71%), 5.52%, 11/19/55(g)	35,000	33,882
State Street Corp.,
(SOFR + 1.05%), 4.68%, 10/22/32(g)	108,000	105,227
	Par(b)	Value
Institutional Financial Services (Continued)
State Street Corp.,
(SOFR + 1.49%), 3.03%, 11/01/34(g)	$116,000	$104,782
(SOFR + 1.96%), 6.12%, 11/21/34(g)	25,000	26,083
		2,872,658
Insurance – 2.5%
Acrisure LLC/Acrisure Finance, Inc., 7.50%, 11/06/30(c)	300,000	310,173
Alleghany Corp.,
4.90%, 9/15/44	54,000	49,528
3.25%, 8/15/51	64,000	42,865
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer,
6.75%, 10/15/27(c)	90,000	89,603
7.00%, 1/15/31(c)	235,000	239,121
6.50%, 10/01/31(c)	450,000	450,096
American International Group, Inc.,
4.20%, 4/01/28	77,000	75,458
3.40%, 6/30/30	54,000	49,880

AmWINS Group, Inc., 6.38%, 2/15/29(c)	240,000	242,778
APH Somerset Investor 2 LLC/APH2 Somerset Investor 2 LLC/APH3 Somerset Investor 2 LLC, 7.88%, 11/01/29(c)	365,000	367,975
Arthur J Gallagher & Co.,
5.15%, 2/15/35	59,000	57,417
5.75%, 3/02/53	24,000	23,402

Athene Global Funding, 5.32%, 11/13/31(c)	156,000	154,046
Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(c)	485,000	496,097
Berkshire Hathaway Finance Corp., 2.85%, 10/15/50	58,000	36,251
Chubb INA Holdings LLC, 5.00%, 3/15/34	88,000	86,605
Corebridge Financial, Inc.,
3.90%, 4/05/32	37,000	33,701
6.05%, 9/15/33	115,000	118,811
5.75%, 1/15/34	37,000	37,636

Equitable Holdings, Inc., 4.57%, 2/15/29(c)	108,000	105,369
Hartford Financial Services Group (The), Inc.,
6.10%, 10/01/41	48,000	49,065

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Insurance (Continued)
Hartford Financial Services Group (The), Inc.,
(3M CME Term SOFR + 2.39%), 6.91%, 2/12/47(c)(i)	$87,000	$81,022
4.40%, 3/15/48	22,000	18,309
3.60%, 8/19/49	8,000	5,799

Liberty Mutual Group, Inc., 4.30%, 2/01/61(c)	205,000	128,684
Markel Group, Inc., 6.00%, 5/16/54	95,000	94,398
Marsh & McLennan Cos., Inc.,
4.65%, 3/15/30	100,000	98,696
5.00%, 3/15/35	351,000	341,628

New York Life Global Funding, 5.35%, 1/23/35(c)	73,000	73,233
NLG Global Funding, 5.40%, 1/23/30(c)	74,000	74,591
Panther Escrow Issuer LLC, 7.13%, 6/01/31(c)	195,000	199,694
Ryan Specialty LLC, 5.88%, 8/01/32(c)	295,000	292,310
		4,524,241
Internet Media & Services – 0.4%
Arches Buyer, Inc., 4.25%, 6/01/28(c)	90,000	84,086
Meta Platforms, Inc.,
5.40%, 8/15/54	122,000	118,365
5.75%, 5/15/63	44,000	44,185
5.55%, 8/15/64	100,000	97,131
Uber Technologies, Inc.,
4.30%, 1/15/30	61,000	59,228
5.35%, 9/15/54	103,000	95,243

Ziff Davis, Inc., 4.63%, 10/15/30(c)	198,000	181,053
		679,291
IT Services – 0.3%
Accenture Capital, Inc.,
4.05%, 10/04/29	55,000	53,609
4.25%, 10/04/31	46,000	44,392
4.50%, 10/04/34	105,000	99,913

Booz Allen Hamilton, Inc., 4.00%, 7/01/29(c)	112,000	105,737
IBM International Capital Pte. Ltd., 5.25%, 2/05/44	101,000	95,711
Kyndryl Holdings, Inc., 6.35%, 2/20/34	50,000	52,022
		451,384
	Par(b)	Value
Leisure Facilities & Services – 2.2%
Carnival Corp.,
5.75%, 3/01/27(c)	$365,000	$365,764
6.00%, 5/01/29(c)	280,000	280,541
6.13%, 2/15/33(c)(h)	170,000	170,421

Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(c)	300,000	308,397
Hilton Domestic Operating Co., Inc.,
3.63%, 2/15/32(c)	335,000	294,561
5.88%, 3/15/33(c)	155,000	153,987

Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc., 6.63%, 1/15/32(c)	285,000	288,718
Hyatt Hotels Corp.,
5.25%, 6/30/29	90,000	90,367
5.38%, 12/15/31	50,000	49,844
5.50%, 6/30/34	35,000	34,651
Light & Wonder International, Inc.,
7.00%, 5/15/28(c)	160,000	160,685
7.25%, 11/15/29(c)	35,000	36,106
7.50%, 9/01/31(c)	75,000	78,134
Marriott International, Inc.,
4.80%, 3/15/30	70,000	69,225
5.35%, 3/15/35	30,000	29,532

Marriott Ownership Resorts, Inc., 4.50%, 6/15/29(c)	315,000	296,591
NCL Corp. Ltd., 6.75%, 2/01/32(c)	135,000	137,108
Royal Caribbean Cruises Ltd.,
4.25%, 7/01/26(c)	160,000	157,802
5.50%, 4/01/28(c)	30,000	30,089
Sabre GLBL, Inc.,
8.63%, 6/01/27(c)	25,000	25,137
10.75%, 11/15/29(c)	129,000	133,085
Travel + Leisure Co.,
6.63%, 7/31/26(c)	145,000	147,329
6.00%, 4/01/27	10,000	10,073
4.50%, 12/01/29(c)	85,000	80,529
4.63%, 3/01/30(c)	95,000	89,081
Yum! Brands, Inc.,
3.63%, 3/15/31	280,000	250,560
4.63%, 1/31/32	95,000	88,453
		3,856,770
Machinery – 0.3%
CNH Industrial Capital LLC, 4.55%, 4/10/28	72,000	71,276

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Machinery (Continued)
Esab Corp., 6.25%, 4/15/29(c)	$130,000	$131,750
Ingersoll Rand, Inc.,
5.40%, 8/14/28	53,000	53,962
5.18%, 6/15/29	30,000	30,283
John Deere Capital Corp.,
4.90%, 3/07/31	79,000	79,294
4.40%, 9/08/31	85,000	82,601
5.10%, 4/11/34	70,000	69,936
		519,102
Medical Equipment & Devices – 0.5%
Avantor Funding, Inc., 3.88%, 11/01/29(c)	270,000	249,914
Becton Dickinson & Co., 4.69%, 2/13/28	73,000	72,896
GE HealthCare Technologies, Inc., 4.80%, 8/14/29	101,000	100,467
Hologic, Inc., 3.25%, 2/15/29(c)	110,000	101,118
Solventum Corp.,
5.40%, 3/01/29	83,000	83,888
5.60%, 3/23/34	99,000	99,051

Stryker Corp., 5.20%, 2/10/35(h)	59,000	58,602
Thermo Fisher Scientific, Inc., 5.40%, 8/10/43	42,000	41,414
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	56,000	56,910
		864,260
Metals & Mining – 0.1%
Newmont Corp./Newcrest Finance Pty. Ltd.,
3.25%, 5/13/30	36,000	33,276
4.20%, 5/13/50	41,000	32,993

Novelis, Inc., 6.88%, 1/30/30(c)	125,000	127,970
		194,239
Oil & Gas Supply Chain – 5.2%
BP Capital Markets America, Inc.,
5.23%, 11/17/34	57,000	56,254
3.00%, 2/24/50	34,000	21,617

BP Capital Markets PLC, (5Y US Treasury CMT + 1.67%), 6.13%, 3/18/35(f)(g)	128,000	126,211
Cameron LNG LLC, 2.90%, 7/15/31(c)	57,000	49,921
	Par(b)	Value
Oil & Gas Supply Chain (Continued)

Cheniere Energy Partners L.P., 4.50%, 10/01/29	$66,000	$63,989
Civitas Resources, Inc.,
8.38%, 7/01/28(c)	195,000	203,945
8.38%, 7/01/28	15,000	15,688
8.63%, 11/01/30(c)	420,000	445,184
8.75%, 7/01/31(c)	315,000	332,219

Columbia Pipelines Holding Co. LLC, 6.04%, 8/15/28(c)	33,000	33,911
CQP Holdco L.P./BIP-V Chinook Holdco LLC, 5.50%, 6/15/31(c)	250,000	241,059
CVR Energy, Inc.,
5.75%, 2/15/28(c)	40,000	37,662
8.50%, 1/15/29(c)	225,000	220,258

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 3/15/29(c)	270,000	283,177
Diamondback Energy, Inc., 5.90%, 4/18/64	64,000	60,090
Eastern Energy Gas Holdings LLC, 5.65%, 10/15/54	104,000	98,614
Energy Transfer L.P.,
5.95%, 10/01/43	55,000	53,388
6.00%, 6/15/48	81,000	78,491
6.05%, 9/01/54	99,000	96,473
Enterprise Products Operating LLC,
4.85%, 1/31/34	22,000	21,301
4.95%, 2/15/35	41,000	39,807
5.55%, 2/16/55	32,000	30,770
3.95%, 1/31/60	76,000	54,401
(3M CME Term SOFR + 3.29%), 5.25%, 8/16/77(g)	455,000	446,381
EQM Midstream Partners L.P.,
7.50%, 6/01/27(c)	170,000	174,265
6.50%, 7/01/27(c)	140,000	142,879
4.50%, 1/15/29(c)	241,000	232,326
7.50%, 6/01/30(c)	35,000	37,700
4.75%, 1/15/31(c)	145,000	138,054

Exxon Mobil Corp., 4.23%, 3/19/40	94,000	82,163
Hess Corp., 4.30%, 4/01/27	85,000	84,134
Hess Midstream Operations L.P.,
5.63%, 2/15/26(c)	144,000	144,049
5.13%, 6/15/28(c)	370,000	364,392
6.50%, 6/01/29(c)	180,000	183,640

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Oil & Gas Supply Chain (Continued)
Hess Midstream Operations L.P.,
4.25%, 2/15/30(c)	$60,000	$56,123
Kinder Morgan, Inc.,
5.30%, 12/01/34	111,000	107,953
5.95%, 8/01/54	66,000	64,169
Kinetik Holdings L.P.,
6.63%, 12/15/28(c)	160,000	163,608
5.88%, 6/15/30(c)	275,000	272,851
Marathon Petroleum Corp.,
6.50%, 3/01/41	5,000	5,203
5.00%, 9/15/54	35,000	28,655
Matador Resources Co.,
6.50%, 4/15/32(c)	100,000	100,248
6.25%, 4/15/33(c)	275,000	270,985
MPLX L.P.,
2.65%, 8/15/30	64,000	56,337
5.50%, 6/01/34	31,000	30,624

Murphy Oil USA, Inc., 3.75%, 2/15/31(c)	40,000	35,613
New Fortress Energy, Inc., 6.50%, 9/30/26(c)	120,000	117,006
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(c)	215,000	218,672
8.75%, 6/15/31(c)	285,000	298,846
Occidental Petroleum Corp.,
8.50%, 7/15/27	35,000	37,311
6.63%, 9/01/30	65,000	68,153
6.13%, 1/01/31	61,000	62,579
6.20%, 3/15/40	72,000	71,073
Ovintiv, Inc.,
5.65%, 5/15/28	20,000	20,325
7.10%, 7/15/53	69,000	73,819

Sabine Pass Liquefaction LLC, 4.20%, 3/15/28	70,000	68,557
Shell International Finance B.V., 2.88%, 11/26/41	29,000	20,443
Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(c)	385,000	399,988
SM Energy Co.,
6.75%, 8/01/29(c)	215,000	215,085
7.00%, 8/01/32(c)	105,000	104,849
Targa Resources Corp.,
5.50%, 2/15/35	32,000	31,562
6.25%, 7/01/52	142,000	142,493

Targa Resources Partners L.P./Targa Resources Partners Finance Corp., 4.88%, 2/01/31	55,000	53,296
	Par(b)	Value
Oil & Gas Supply Chain (Continued)

Transcontinental Gas Pipe Line Co. LLC, 3.25%, 5/15/30	$61,000	$55,730
Venture Global Calcasieu Pass LLC,
3.88%, 8/15/29(c)	210,000	194,256
4.13%, 8/15/31(c)	175,000	158,210
3.88%, 11/01/33(c)	190,000	163,470

Venture Global LNG, Inc., (5Y US Treasury CMT + 5.44%), 9.00%, 9/30/29(c)(f)(g)	480,000	500,195
Western Midstream Operating L.P.,
6.15%, 4/01/33	109,000	111,138
5.45%, 11/15/34	27,000	26,229
Williams (The) Cos., Inc.,
4.90%, 3/15/29	35,000	34,846
5.10%, 9/15/45	49,000	43,879
6.00%, 3/15/55	80,000	79,773
		9,258,565
Oil, Gas & Consumable Fuels – 0.1%
APA Corp.,
6.10%, 2/15/35(c)	74,000	73,644
6.75%, 2/15/55(c)	110,000	108,827
		182,471
Oil, Gas Services & Equipment – 0.3%
Oceaneering International, Inc., 6.00%, 2/01/28	75,000	74,437
Transocean Aquila Ltd., 8.00%, 9/30/28(c)	68,077	69,788
Transocean Poseidon Ltd., 6.88%, 2/01/27(c)	133,875	133,918
Transocean Titan Financing Ltd., 8.38%, 2/01/28(c)	70,000	71,739
Transocean, Inc., 8.00%, 2/01/27(c)	125,000	125,000
		474,882
Real Estate Investment Trusts – 1.7%
American Homes 4 Rent L.P.,
4.25%, 2/15/28	19,000	18,598
3.63%, 4/15/32	15,000	13,463
5.50%, 2/01/34	137,000	136,199
5.25%, 3/15/35	58,000	56,324
3.38%, 7/15/51	57,000	37,463
American Tower Corp.,
3.65%, 3/15/27	35,000	34,197
3.60%, 1/15/28	48,000	46,368
1.50%, 1/31/28	98,000	89,001

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Real Estate Investment Trusts (Continued)
American Tower Corp.,
5.25%, 7/15/28	$27,000	$27,270
5.00%, 1/31/30	30,000	29,860
2.70%, 4/15/31	57,000	49,520
5.40%, 1/31/35	30,000	29,757

Camden Property Trust, 2.80%, 5/15/30	79,000	71,118
Cousins Properties L.P.,
5.38%, 2/15/32	88,000	86,733
5.88%, 10/01/34	97,000	97,492
Crown Castle, Inc.,
4.45%, 2/15/26	78,000	77,816
4.80%, 9/01/28	98,000	97,377
5.60%, 6/01/29	46,000	46,950
3.30%, 7/01/30	41,000	37,344
2.10%, 4/01/31	80,000	66,782
2.50%, 7/15/31	58,000	49,111
5.20%, 9/01/34	40,000	38,972

CubeSmart L.P., 2.50%, 2/15/32	64,000	53,564
Extra Space Storage L.P.,
3.90%, 4/01/29	45,000	43,099
4.00%, 6/15/29	20,000	19,200
2.40%, 10/15/31	75,000	62,765
Invitation Homes Operating Partnership L.P.,
2.30%, 11/15/28	66,000	59,836
2.00%, 8/15/31	61,000	49,984
5.50%, 8/15/33	49,000	48,788
Iron Mountain, Inc.,
5.25%, 3/15/28(c)	60,000	58,964
4.88%, 9/15/29(c)	190,000	182,143
5.25%, 7/15/30(c)	65,000	62,513
4.50%, 2/15/31(c)	215,000	197,841
6.25%, 1/15/33(c)	325,000	325,572
MPT Operating Partnership L.P./MPT Finance Corp.,
3.50%, 3/15/31	145,000	97,226
8.50%, 2/15/32(c)(h)	140,000	142,171

Phillips Edison Grocery Center Operating Partnership I L.P., 5.75%, 7/15/34	50,000	50,180
Prologis Targeted U.S. Logistics Fund L.P., 5.25%, 4/01/29(c)	51,000	51,519
Regency Centers L.P., 5.10%, 1/15/35	42,000	40,943
	Par(b)	Value
Real Estate Investment Trusts (Continued)

Rexford Industrial Realty L.P., 2.15%, 9/01/31	$121,000	$100,234
Service Properties Trust, 8.63%, 11/15/31(c)	170,000	180,520
		3,064,777
Real Estate Services – 0.0%(a)
Jones Lang LaSalle, Inc., 6.88%, 12/01/28	40,000	42,375
Retail - Consumer Staples – 0.2%
Dollar General Corp., 5.20%, 7/05/28	35,000	35,231
Kroger (The) Co.,
5.00%, 9/15/34	56,000	54,337
5.50%, 9/15/54	111,000	104,007
5.65%, 9/15/64	126,000	118,031
		311,606
Retail - Discretionary – 0.3%
American Builders & Contractors Supply Co., Inc., 4.00%, 1/15/28(c)	100,000	96,460
Ferguson Enterprises, Inc., 5.00%, 10/03/34	44,000	42,370
Home Depot (The), Inc.,
2.70%, 4/15/30	186,000	168,307
3.30%, 4/15/40	65,000	50,680
3.63%, 4/15/52	21,000	15,239
4.95%, 9/15/52	20,000	18,132
Lowe's Cos., Inc.,
4.65%, 4/15/42	25,000	21,913
4.25%, 4/01/52	26,000	20,307
4.45%, 4/01/62	72,000	55,937
5.85%, 4/01/63	24,000	23,501

O'Reilly Automotive, Inc., 5.00%, 8/19/34	70,000	67,831
		580,677
Semiconductors – 0.7%
Broadcom, Inc.,
5.15%, 11/15/31	47,000	47,121
5.20%, 4/15/32	22,000	21,994
4.80%, 10/15/34	60,000	57,450
3.19%, 11/15/36(c)	139,000	111,489
4.93%, 5/15/37(c)	51,000	48,206
Entegris, Inc.,
4.38%, 4/15/28(c)	65,000	62,625
3.63%, 5/01/29(c)	10,000	9,199
5.95%, 6/15/30(c)	70,000	69,776
Intel Corp.,
2.45%, 11/15/29	65,000	57,529
2.00%, 8/12/31	73,000	59,635
2.80%, 8/12/41	113,000	71,993

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Semiconductors (Continued)
Intel Corp.,
4.90%, 7/29/45	$46,000	$37,574
5.70%, 2/10/53	93,000	82,807
5.60%, 2/21/54	36,000	31,598
KLA Corp.,
3.30%, 3/01/50	24,000	16,598
5.25%, 7/15/62	32,000	30,006
Marvell Technology, Inc.,
4.88%, 6/22/28	85,000	84,794
2.95%, 4/15/31	45,000	39,637

Micron Technology, Inc., 5.80%, 1/15/35	219,000	220,689
QUALCOMM, Inc., 6.00%, 5/20/53	82,000	85,801
Texas Instruments, Inc., 3.88%, 3/15/39	90,000	77,475
		1,323,996
Software – 0.6%
Cadence Design Systems, Inc., 4.70%, 9/10/34	35,000	33,588
Concentrix Corp.,
6.60%, 8/02/28	20,000	20,705
6.85%, 8/02/33	64,000	65,538

GoTo Group, Inc., 5.50%, 5/01/28(c)	98,361	85,820
Intuit, Inc.,
5.20%, 9/15/33	73,000	73,457
5.50%, 9/15/53	92,000	90,174
Oracle Corp.,
2.30%, 3/25/28	59,000	54,740
6.15%, 11/09/29	47,000	49,271
2.95%, 4/01/30	116,000	105,111
5.25%, 2/03/32	43,000	42,901
5.50%, 8/03/35	88,000	87,869
3.80%, 11/15/37	16,000	13,342
4.00%, 11/15/47	33,000	25,088
3.95%, 3/25/51	26,000	19,152
5.38%, 9/27/54	69,000	63,065
4.38%, 5/15/55	24,000	18,659
6.00%, 8/03/55	40,000	39,873
5.50%, 9/27/64	129,000	116,695
6.13%, 8/03/65	34,000	33,892
		1,038,940
Specialty Finance – 1.7%
Ally Financial, Inc., (5Y US Treasury CMT + 2.45%), 6.65%, 1/17/40(g)	51,000	50,435
American Express Co., (SOFR + 1.02%), 5.09%, 1/30/31(g)	41,000	41,145
	Par(b)	Value
Specialty Finance (Continued)
Azorra Finance Ltd., 7.75%, 4/15/30(c)	$145,000	$146,744
Block, Inc.,
3.50%, 6/01/31	65,000	57,842
6.50%, 5/15/32(c)	480,000	490,612

Capital One Financial Corp., (SOFR + 2.04%), 6.18%, 1/30/36(g)	116,000	116,507
Enact Holdings, Inc., 6.25%, 5/28/29	99,000	101,039
Equifax, Inc., 5.10%, 6/01/28	135,000	135,864
Fidelity National Information Services, Inc., 1.65%, 3/01/28	63,000	57,287
Fiserv, Inc.,
5.15%, 3/15/27	70,000	70,612
5.45%, 3/02/28	39,000	39,673
3.50%, 7/01/29	101,000	95,023
2.65%, 6/01/30	15,000	13,314
5.15%, 8/12/34	40,000	39,125

Freedom Mortgage Corp., 7.63%, 5/01/26(c)	25,000	25,132
Freedom Mortgage Holdings LLC,
9.25%, 2/01/29(c)	190,000	198,312
9.13%, 5/15/31(c)	205,000	212,174
GATX Corp.,
6.90%, 5/01/34	46,000	50,615
6.05%, 6/05/54	31,000	31,629

Global Payments, Inc., 4.45%, 6/01/28	152,000	149,513
MSCI, Inc., 3.63%, 9/01/30(c)	73,000	66,875
Penske Truck Leasing Co. L.P./PTL Finance Corp.,
4.20%, 4/01/27(c)	92,000	90,734
5.25%, 2/01/30(c)	85,000	85,205
Rocket Mortgage LLC/Rocket Mortgage Co-Issuer, Inc.,
3.88%, 3/01/31(c)	240,000	212,084
4.00%, 10/15/33(c)	95,000	80,324

SLM Corp., 6.50%, 1/31/30	80,000	80,750
Synchrony Financial, 7.25%, 2/02/33	350,000	366,246
		3,104,815
Steel – 0.5%
Cleveland-Cliffs, Inc.,
6.88%, 11/01/29(c)	150,000	150,464
7.38%, 5/01/33(c)	290,000	288,397

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Steel (Continued)
Commercial Metals Co.,
4.13%, 1/15/30	$295,000	$274,141
4.38%, 3/15/32	160,000	145,728
		858,730
Technology Hardware – 1.0%
Avnet, Inc., 6.25%, 3/15/28	45,000	46,399
Cisco Systems, Inc.,
4.95%, 2/26/31	87,000	87,476
5.30%, 2/26/54	48,000	46,482
5.35%, 2/26/64	63,000	60,319

CommScope LLC, 6.00%, 3/01/26(c)	65,000	65,000
CommScope Technologies LLC, 5.00%, 3/15/27(c)	240,000	215,952
Flex Ltd., 4.88%, 5/12/30	55,000	54,001
Hewlett Packard Enterprise Co., 5.60%, 10/15/54	126,000	121,568
NCR Voyix Corp.,
5.00%, 10/01/28(c)	170,000	163,837
5.13%, 4/15/29(c)	54,000	51,503
Seagate HDD Cayman,
4.88%, 6/01/27	25,000	24,622
4.09%, 6/01/29	70,000	65,935
8.25%, 12/15/29	95,000	101,895
4.13%, 1/15/31	50,000	45,710
9.63%, 12/01/32	3,825	4,348
Western Digital Corp.,
2.85%, 2/01/29	105,000	94,129
3.10%, 2/01/32	25,000	20,978

Zebra Technologies Corp., 6.50%, 6/01/32(c)	415,000	424,435
		1,694,589
Telecommunications – 1.7%
AT&T, Inc.,
3.50%, 6/01/41	115,000	88,217
3.55%, 9/15/55	35,000	23,491
3.80%, 12/01/57	121,000	83,901
3.65%, 9/15/59	66,000	44,021
EchoStar Corp.,
10.75%, 11/30/29	817,598	881,354
6.75%, 11/30/30(d)	137,922	127,317

Level 3 Financing, Inc., 4.25%, 7/01/28(c)	300,000	265,699
Sable International Finance Ltd., 7.13%, 10/15/32(c)	200,000	195,424
Sprint Capital Corp.,
6.88%, 11/15/28	160,000	169,748
	Par(b)	Value
Telecommunications (Continued)
Sprint Capital Corp.,
8.75%, 3/15/32	$156,000	$186,376
T-Mobile USA, Inc.,
2.25%, 2/15/26	97,000	94,616
2.63%, 4/15/26	45,000	43,937
2.63%, 2/15/29	24,000	21,906
3.38%, 4/15/29	60,000	56,215
2.88%, 2/15/31	63,000	55,503
2.55%, 2/15/31	23,000	19,900
3.50%, 4/15/31	132,000	120,120
4.70%, 1/15/35	23,000	21,765
5.65%, 1/15/53	38,000	36,673
5.75%, 1/15/54	30,000	29,328
5.25%, 6/15/55	47,000	42,791

United States Cellular Corp., 6.70%, 12/15/33	101,000	108,039
Verizon Communications, Inc.,
1.75%, 1/20/31	26,000	21,553
2.55%, 3/21/31	27,000	23,410
2.36%, 3/15/32	116,000	96,498
4.81%, 3/15/39	31,000	28,575
6.55%, 9/15/43	78,000	85,363
5.50%, 2/23/54	71,000	68,068
		3,039,808
Tobacco & Cannabis – 0.1%
Altria Group, Inc.,
6.20%, 11/01/28	60,000	62,452
2.45%, 2/04/32	12,000	9,905
Philip Morris International, Inc.,
4.75%, 11/01/31	68,000	66,883
5.25%, 2/13/34	86,000	85,361
		224,601
Transportation & Logistics – 0.8%
American Airlines Pass Through Trust,
Series 2015-2, Class AA, 3.60%, 9/22/27	18,517	17,898
Series 2015-2, Class A, 4.00%, 9/22/27	26,282	25,222
Series 2016-1, Class AA, 3.58%, 1/15/28	1,787	1,719
Series 2016-2, Class AA, 3.20%, 6/15/28	34,622	32,784
Series 2016-2, Class A, 3.65%, 6/15/28	6,295	5,910
Series 2016-3, Class A, 3.25%, 10/15/28	65,389	60,322
Series 2017-1, Class A, 4.00%, 2/15/29	42,796	40,331

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Transportation & Logistics (Continued)
American Airlines Pass Through Trust,
Series 2017-2, Class AA, 3.35%, 10/15/29	$220,390	$206,562
Burlington Northern Santa Fe LLC,
4.40%, 3/15/42	32,000	27,939
4.38%, 9/01/42	12,000	10,394
4.55%, 9/01/44	25,000	21,912
3.90%, 8/01/46	61,000	48,174
5.20%, 4/15/54	64,000	60,402
5.50%, 3/15/55	25,000	24,535
CSX Corp.,
4.25%, 11/01/66	28,000	21,418
4.65%, 3/01/68	67,000	55,171
FedEx Corp.,
3.25%, 4/01/26	170,000	167,449
4.75%, 11/15/45	6,000	5,063
4.55%, 4/01/46	135,000	110,563

FedEx Corp. Pass Through Trust, Series 2020-1, Class AA, 1.88%, 2/20/34	33,017	27,528
Norfolk Southern Corp.,
5.05%, 8/01/30	8,000	8,093
3.95%, 10/01/42	38,000	30,652
5.95%, 3/15/64	81,000	82,750
Ryder System, Inc.,
5.38%, 3/15/29	9,000	9,133
5.50%, 6/01/29	60,000	61,139
4.95%, 9/01/29	45,000	44,917
6.60%, 12/01/33	61,000	65,897
Union Pacific Corp.,
3.38%, 2/01/35	13,000	11,324
3.55%, 8/15/39	22,000	17,953
4.05%, 11/15/45	16,000	12,936
3.35%, 8/15/46	7,000	5,011
3.95%, 8/15/59	34,000	24,958
3.84%, 3/20/60	9,000	6,461
3.55%, 5/20/61	19,000	12,806
3.75%, 2/05/70	7,000	4,728
United Airlines Pass Through Trust,
Series 2020-1, Class A, 5.88%, 10/15/27	32,393	32,884
Series 2016-1, Class A, 3.45%, 7/07/28	28,400	26,586
Series 2016-2, Class AA, 2.88%, 10/07/28	1,935	1,813

United Parcel Service, Inc., 5.50%, 5/22/54	27,000	26,270
		1,457,607
	Par(b)	Value
Transportation Equipment – 0.0%(a)
Allison Transmission, Inc., 3.75%, 1/30/31(c)	$5,000	$4,462
Cummins, Inc., 5.45%, 2/20/54	69,000	66,747
		71,209
Wholesale - Consumer Staples – 0.3%
Bunge Ltd. Finance Corp., 4.65%, 9/17/34	45,000	42,635
Performance Food Group, Inc.,
4.25%, 8/01/29(c)	445,000	418,381
6.13%, 9/15/32(c)	55,000	55,116

Sysco Corp., 2.45%, 12/14/31	6,000	5,068
		521,200
Total Corporate Bonds (Cost $74,880,031)		74,321,702

Foreign Issuer Bonds – 44.4%
Angola – 0.4%
Angolan Government International Bond,
8.25%, 5/09/28	200,000	188,506
8.00%, 11/26/29	200,000	180,500
8.75%, 4/14/32	265,000	235,289
9.13%, 11/26/49	200,000	161,500
		765,795
Argentina – 0.5%
Argentine Republic Government International Bond,
(Step to 1.75% on 7/09/27), 0.75%, 7/09/30(j)	532,840	402,206
(Step to 4.75% on 7/09/27), 4.13%, 7/09/35(j)	163,772	111,241
5.00%, 1/09/38	176,242	126,975

Provincia de Buenos Aires/Government Bonds, 6.63%, 9/01/37	417,152	294,092
		934,514
Australia – 0.4%
BHP Billiton Finance USA Ltd.,
5.25%, 9/08/30	62,000	63,163
4.90%, 2/28/33	44,000	43,354
5.25%, 9/08/33	80,000	80,214
5.50%, 9/08/53	19,000	18,561

CIMIC Finance USA Pty. Ltd., 7.00%, 3/25/34(c)	35,000	36,476

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Australia (Continued)

Mineral Resources Ltd., 9.25%, 10/01/28(c)		$370,000	$391,329
Rio Tinto Finance USA Ltd., 2.75%, 11/02/51		35,000	21,067
			654,164
Bahrain – 0.6%
Bahrain Government International Bond,
6.75%, 9/20/29		600,000	609,894
5.63%, 5/18/34		225,000	206,897
7.50%, 2/12/36(c)		200,000	207,537
			1,024,328
Belgium – 0.1%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc.,
4.70%, 2/01/36		66,000	62,404
4.90%, 2/01/46		183,000	165,383

Anheuser-Busch InBev Worldwide, Inc., 4.38%, 4/15/38		26,000	23,440
			251,227
Brazil – 2.9%
Aegea Finance S.a.r.l., 9.00%, 1/20/31(c)		200,000	208,072
Brazil Notas do Tesouro Nacional Serie F,
10.00%, 1/01/27	BRL	11,354,000	1,909,243
10.00%, 1/01/29	BRL	5,357,000	796,538
Brazilian Government International Bond,
3.88%, 6/12/30		400,000	358,729
6.13%, 1/22/32		200,000	195,628
6.00%, 10/20/33		200,000	191,775
5.00%, 1/27/45		200,000	150,315
7.13%, 5/13/54		400,000	376,640

CSN Resources S.A., 4.63%, 6/10/31(c)		200,000	156,435
Minerva Luxembourg S.A., 8.88%, 9/13/33(c)		200,000	210,664
Samarco Mineracao S.A., (100% Cash), 9.00%, 6/30/31(c)(d)		238,692	230,851
Yinson Boronia Production B.V., 8.95%, 7/31/42(c)		307,266	320,063
			5,104,953
Canada – 1.5%
1011778 B.C. ULC/New Red Finance, Inc.,
3.88%, 1/15/28(c)		390,000	372,201
3.50%, 2/15/29(c)		40,000	36,943
	Par(b)	Value
Canada (Continued)
1011778 B.C. ULC/New Red Finance, Inc.,
6.13%, 6/15/29(c)	$270,000	$273,677
5.63%, 9/15/29(c)	10,000	9,957
4.00%, 10/15/30(c)	265,000	239,969

Bank of Montreal, 5.51%, 6/04/31	65,000	66,082
Bank of Nova Scotia (The),
4.85%, 2/01/30	44,000	43,739
(SOFR + 1.07%), 5.13%, 2/14/31(g)	65,000	64,961

Baytex Energy Corp., 7.38%, 3/15/32(c)	10,000	9,856
Canadian Natural Resources Ltd., 5.40%, 12/15/34(c)	85,000	82,172
Canadian Pacific Railway Co., 2.88%, 11/15/29	62,000	56,929
Nutrien Ltd.,
4.90%, 3/27/28	19,000	19,056
2.95%, 5/13/30	179,000	161,629
5.40%, 6/21/34	15,000	14,927
5.88%, 12/01/36	7,000	7,148

Open Text Holdings, Inc., 4.13%, 2/15/30(c)	210,000	192,561
Parkland Corp.,
5.88%, 7/15/27(c)	170,000	169,539
4.50%, 10/01/29(c)	205,000	192,180
6.63%, 8/15/32(c)	75,000	75,175

Rogers Communications, Inc., 4.55%, 3/15/52	42,000	33,210
Royal Bank of Canada,
(SOFR + 1.10%), 4.97%, 8/02/30(g)	55,000	54,851
(SOFR Index + 1.08%), 4.65%, 10/18/30(g)	100,000	98,289
(SOFR + 1.03%), 5.15%, 2/04/31(g)	56,000	56,233

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(c)	144,000	143,731
Toronto-Dominion Bank (The),
4.57%, 12/17/26	52,000	51,886
5.52%, 7/17/28	57,000	58,185
		2,585,086
Cayman Islands – 0.0%(a)
Fantasia Holdings Group Co. Ltd., 11.88%, 6/01/23(k)	200,000	4,000

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Chile – 1.2%
AES Andes S.A., 6.30%, 3/15/29(c)		$200,000	$202,855
Antofagasta PLC, 6.25%, 5/02/34(c)		200,000	203,028
Bonos de la Tesoreria de la Republica en pesos,
5.00%, 10/01/28(c)	CLP	225,000,000	222,389
6.00%, 4/01/33(c)	CLP	120,000,000	122,902
5.00%, 3/01/35	CLP	355,000,000	336,600
Chile Government International Bond,
3.50%, 1/31/34		200,000	172,976
3.50%, 1/25/50		200,000	138,047
3.25%, 9/21/71		278,000	164,327
Corp Nacional del Cobre de Chile,
6.44%, 1/26/36		200,000	203,516
3.70%, 1/30/50		200,000	133,163
6.30%, 9/08/53		200,000	194,719
			2,094,522
China – 0.6%
China Government Bond, 2.57%, 5/20/54	CNY	4,650,000	735,251
Fortune Star BVI Ltd., 5.00%, 5/18/26		200,000	192,234
Kaisa Group Holdings Ltd., 9.38%, 6/30/24(k)		200,000	11,000
NXP B.V./NXP Funding LLC/NXP USA, Inc., 4.30%, 6/18/29		63,000	61,247
Sunac China Holdings Ltd.,
6.25%, 9/30/26(c)(d)		18,653	1,586
6.50%, 9/30/27(c)(d)		37,398	3,179
6.75%, 9/30/28(c)(d)		56,232	4,974
7.00%, 9/30/29(c)(d)		56,369	4,791
7.25%, 9/30/30(c)(d)		26,548	2,285

Times China Holdings Ltd., 6.20%, 3/22/26(k)		215,000	6,826
Yuzhou Group Holdings Co. Ltd., 6.35%, 1/13/27		200,000	14,000
			1,037,373
Colombia – 2.1%
Aris Mining Corp., 8.00%, 10/31/29(c)		200,000	200,959
Colombia Government International Bond,
3.88%, 4/25/27		200,000	192,435
7.75%, 11/07/36		410,000	400,709
8.75%, 11/14/53		400,000	405,350
Colombian TES,
6.00%, 4/28/28	COP	226,800,000	48,099
7.75%, 9/18/30	COP	1,803,600,000	378,316
		Par(b)	Value
Colombia (Continued)
Colombian TES,
7.00%, 6/30/32	COP	$2,029,800,000	$386,014
13.25%, 2/09/33	COP	1,802,100,000	470,607
7.25%, 10/18/34	COP	208,400,000	37,755
6.25%, 7/09/36	COP	500,100,000	79,138
Ecopetrol S.A.,
7.75%, 2/01/32		105,000	103,174
8.38%, 1/19/36		520,000	503,970
5.88%, 5/28/45		195,000	137,537

Geopart Ltd., 8.75%, 1/31/30(c)		200,000	198,300
Termocandelaria Power S.A., 7.75%, 9/17/31(c)		200,000	202,288
			3,744,651
Costa Rica – 0.2%
Costa Rica Government International Bond,
6.55%, 4/03/34(c)		200,000	204,900
7.30%, 11/13/54(c)		200,000	209,400
			414,300
Czech Republic – 1.1%
Czech Republic Government Bond,
2.75%, 7/23/29	CZK	8,230,000	329,660
0.95%, 5/15/30	CZK	10,910,000	394,631
1.20%, 3/13/31	CZK	14,330,000	512,596
1.75%, 6/23/32	CZK	5,220,000	187,898
2.00%, 10/13/33	CZK	10,070,000	358,649
1.50%, 4/24/40	CZK	5,530,000	159,203
			1,942,637
Denmark – 0.1%
Danske Bank A/S, (1Y US Treasury CMT + 1.10%), 4.61%, 10/02/30(c)(g)		200,000	194,901
Dominican Republic – 0.5%
Dominican Republic International Bond,
4.50%, 1/30/30(c)		480,000	442,944
4.88%, 9/23/32(c)		200,000	180,200
6.85%, 1/27/45		200,000	199,306
			822,450
Ecuador – 0.3%
Ecuador Government International Bond,
6.90%, 7/31/30		133,030	102,495
0.00%, 7/31/30(e)		148,000	93,823

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Ecuador (Continued)
Ecuador Government International Bond,
(Step to 6.90% on 7/31/25), 5.50%, 7/31/35(c)(j)	$296,952	$194,453
(Step to 5.50% on 7/31/26), 5.00%, 7/31/40(j)	175,000	102,750
		493,521
Egypt – 0.7%
Egypt Government International Bond,
5.88%, 2/16/31	200,000	170,530
7.05%, 1/15/32(c)	535,000	469,890
7.63%, 5/29/32	260,000	234,235
8.50%, 1/31/47	300,000	240,038
7.50%, 2/16/61	200,000	142,200
		1,256,893
El Salvador – 0.2%
El Salvador Government International Bond,
0.25%, 4/17/30(c)	150,000	2,973
7.12%, 1/20/50	230,000	194,344
9.50%, 7/15/52	150,000	157,088
		354,405
France – 0.5%
Altice France S.A., 8.13%, 2/01/27(c)	200,000	167,930
BNP Paribas S.A., (SOFR + 1.62%), 5.79%, 1/13/33(c)(g)	250,000	252,558
Credit Agricole S.A., (SOFR + 1.74%), 5.86%, 1/09/36(c)(g)	250,000	251,573
TotalEnergies Capital S.A.,
5.28%, 9/10/54	164,000	151,916
5.64%, 4/05/64	60,000	57,072
		881,049
Gabon – 0.3%
Gabon Government International Bond, 6.63%, 2/06/31	775,000	612,656
Germany – 0.4%
Deutsche Telekom International Finance B.V., 4.38%, 6/21/28(c)	150,000	147,549
ZF North America Capital, Inc.,
6.88%, 4/14/28(c)	300,000	302,236
6.88%, 4/23/32(c)	225,000	216,806
		666,591
		Par(b)	Value
Ghana – 0.2%
Ghana Government International Bond,
0.00%, 7/03/26(e)		$22,200	$20,724
(Step to 6.00% on 7/03/28), 5.00%, 7/03/29(j)		80,550	71,941
0.00%, 1/03/30(e)		45,552	35,559
(Step to 6.00% on 7/03/28), 5.00%, 7/03/35(j)		237,320	173,825
			302,049
Guatemala – 0.4%
Guatemala Government Bond,
6.05%, 8/06/31(c)		200,000	196,853
5.38%, 4/24/32		200,000	189,423
3.70%, 10/07/33(c)		200,000	162,940
6.55%, 2/06/37(c)		200,000	196,880
			746,096
Honduras – 0.1%
Honduras Government International Bond, 8.63%, 11/27/34(c)		150,000	144,825
Hungary – 0.6%
Hungary Government Bond,
2.75%, 12/22/26	HUF	77,250,000	185,200
3.00%, 10/27/27	HUF	62,670,000	147,310
3.25%, 10/22/31	HUF	59,400,000	126,305
2.25%, 4/20/33	HUF	154,400,000	288,099

Magyar Export-Import Bank Zrt., 6.13%, 12/04/27(c)		200,000	202,445
MVM Energetika Zrt., 6.50%, 3/13/31		200,000	202,095
			1,151,454
India – 1.6%
India Government Bond,
7.17%, 4/17/30	INR	3,000,000	35,390
7.18%, 8/14/33	INR	120,260,000	1,425,914
7.10%, 4/08/34	INR	53,160,000	628,631
6.79%, 10/07/34	INR	69,000,000	805,134
			2,895,069
Indonesia – 2.7%
Freeport Indonesia PT, 5.32%, 4/14/32(c)		200,000	196,787
Indonesia Government International Bond,
4.70%, 2/10/34		200,000	189,111
5.65%, 1/11/53		450,000	443,994

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Indonesia (Continued)
Indonesia Treasury Bond,
9.00%, 3/15/29	IDR	$4,814,000,000	$317,733
6.88%, 4/15/29	IDR	7,652,000,000	470,413
7.00%, 9/15/30	IDR	3,482,000,000	214,724
6.38%, 4/15/32	IDR	3,817,000,000	227,078
7.50%, 8/15/32	IDR	5,944,000,000	371,297
7.00%, 2/15/33	IDR	9,146,000,000	561,771
6.63%, 2/15/34	IDR	9,471,000,000	568,113
8.38%, 3/15/34	IDR	2,453,000,000	163,424
7.50%, 6/15/35	IDR	2,678,000,000	169,372
6.75%, 7/15/35	IDR	8,651,000,000	521,094
Perusahaan Penerbit SBSN Indonesia III,
5.60%, 11/15/33(c)		200,000	203,997
5.20%, 7/02/34(c)		200,000	198,251
			4,817,159
Ireland – 0.4%
GGAM Finance Ltd.,
6.88%, 4/15/29(c)		100,000	102,030
5.88%, 3/15/30(c)		410,000	405,908

Smurfit Kappa Treasury ULC, 5.44%, 4/03/34(c)		200,000	199,555
			707,493
Israel – 1.1%
Israel Government International Bond,
5.38%, 3/12/29		200,000	200,360
5.50%, 3/12/34		600,000	591,942

Leviathan Bond Ltd., 6.50%, 6/30/27(c)		30,000	29,618
Teva Pharmaceutical Finance Co. LLC, 6.15%, 2/01/36		60,000	60,008
Teva Pharmaceutical Finance Netherlands III B.V.,
3.15%, 10/01/26		300,000	290,694
7.88%, 9/15/29		200,000	216,272
4.10%, 10/01/46		787,000	575,155
			1,964,049
Italy – 0.2%
Fibercop S.p.A.,
6.38%, 11/15/33(c)		59,000	58,307
6.00%, 9/30/34(c)		9,000	8,630
7.20%, 7/18/36(c)		59,000	59,901

UniCredit S.p.A., (5Y US Treasury CMT + 4.75%), 5.46%, 6/30/35(c)(g)		200,000	194,911
			321,749
	Par(b)	Value
Japan – 0.3%
Rakuten Group, Inc., 11.25%, 2/15/27(c)	$200,000	$218,604
SoftBank Group Corp., 4.63%, 7/06/28	205,000	195,864
Sumitomo Mitsui Financial Group, Inc., 5.63%, 1/15/35	200,000	202,257
		616,725
Jordan – 0.2%
Jordan Government International Bond,
7.50%, 1/13/29	200,000	199,519
7.38%, 10/10/47	200,000	178,574
		378,093
Kazakhstan – 0.3%
ForteBank JSC, 7.75%, 2/04/30(c)	200,000	198,520
KazMunayGas National Co. JSC, 5.75%, 4/19/47	300,000	257,405
		455,925
Kenya – 0.1%
Republic of Kenya Government International Bond, 9.75%, 2/16/31	250,000	248,370
Lebanon – 0.3%
Lebanon Government International Bond,
6.15%, 6/19/20(k)	500,000	81,328
8.25%, 4/12/21(k)	331,000	52,629
6.10%, 10/04/22(k)	700,000	112,458
6.00%, 1/27/23(k)	245,000	39,384
6.65%, 4/22/24(k)	178,000	28,703
6.85%, 3/23/27(k)	974,000	153,466
8.25%, 5/17/34(k)	225,000	36,380
		504,348
Luxembourg – 0.1%
Altice Financing S.A., 5.00%, 1/15/28(c)	240,000	194,114
Macau – 0.3%
MGM China Holdings Ltd.,
4.75%, 2/01/27(c)	210,000	206,018
7.13%, 6/26/31(c)	205,000	208,991

Wynn Macau Ltd., 5.13%, 12/15/29(c)	200,000	186,251
		601,260

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Malaysia – 2.0%
Malaysia Government Bond,
3.73%, 6/15/28	MYR	$3,417,000	$770,989
3.89%, 8/15/29	MYR	3,048,000	691,285
4.76%, 4/07/37	MYR	2,369,000	574,075
4.89%, 6/08/38	MYR	2,185,000	537,928
4.05%, 4/18/39	MYR	1,259,000	284,983
3.76%, 5/22/40	MYR	778,000	170,116
4.18%, 5/16/44	MYR	319,000	72,658

Malaysia Government Investment Issue, 3.47%, 10/15/30	MYR	1,720,000	381,039
			3,483,073
Mexico – 2.6%
Comision Federal de Electricidad, 6.45%, 1/24/35(c)		200,000	188,267
FIEMEX Energia - Banco Actinver S.A. Institucion de Banca Multiple, 7.25%, 1/31/41(c)		200,000	194,300
Mexican Bonos,
8.50%, 3/01/29	MXN	5,550,000	256,789
7.75%, 5/29/31	MXN	11,708,600	512,180
7.50%, 5/26/33	MXN	17,152,400	716,010
7.75%, 11/23/34	MXN	11,849,900	493,291
10.00%, 11/20/36	MXN	1,224,400	59,365
8.50%, 11/18/38	MXN	10,499,200	443,853
7.75%, 11/13/42	MXN	5,936,800	225,070
Mexico Government International Bond,
6.35%, 2/09/35		400,000	392,588
6.88%, 5/13/37		200,000	201,067
6.34%, 5/04/53		330,000	294,306
Petroleos Mexicanos,
6.50%, 3/13/27		87,000	83,932
8.75%, 6/02/29		32,808	32,504
5.95%, 1/28/31		165,000	138,161
6.70%, 2/16/32		173,000	150,398
6.63%, 6/15/35		132,000	104,282
6.38%, 1/23/45		44,000	29,366
6.75%, 9/21/47		146,000	100,604
7.69%, 1/23/50		67,000	50,131
			4,666,464
Mongolia – 0.1%
Mongolia Government International Bond, 8.65%, 1/19/28		200,000	210,925
		Par(b)	Value
Morocco – 0.2%
Morocco Government International Bond, 5.95%, 3/08/28(c)		$200,000	$201,720
OCP S.A., 7.50%, 5/02/54(c)		200,000	202,560
			404,280
Mozambique – 0.1%
Mozambique International Bond, 9.00%, 9/15/31		200,000	163,124
Nigeria – 0.3%
Nigeria Government International Bond,
7.38%, 9/28/33		200,000	173,512
7.70%, 2/23/38(c)		390,000	324,174
			497,686
Oman – 0.6%
Mazoon Assets Co. SAOC, 5.50%, 2/14/29(c)		200,000	199,317
Oman Government International Bond,
6.25%, 1/25/31(c)		700,000	722,750
6.50%, 3/08/47		200,000	198,500
			1,120,567
Pakistan – 0.2%
Pakistan Government International Bond, 6.88%, 12/05/27		335,000	311,150
Panama – 0.4%
Panama Government International Bond,
3.16%, 1/23/30		200,000	170,289
6.40%, 2/14/35		200,000	184,611
7.88%, 3/01/57		325,000	315,279
			670,179
Peru – 0.8%
Banco de Credito del Peru S.A., (5Y US Treasury CMT + 2.24%), 5.80%, 3/10/35(c)(g)		200,000	196,100
Cia de Minas Buenaventura S.A.A., 5.50%, 7/23/26		200,000	198,265
Niagara Energy S.A.C., 5.75%, 10/03/34(c)		200,000	192,574
Peru Government Bond,
6.15%, 8/12/32	PEN	417,000	112,202
7.30%, 8/12/33(c)	PEN	670,000	189,381
5.40%, 8/12/34	PEN	222,000	54,352

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Peru (Continued)
Peruvian Government International Bond,
6.95%, 8/12/31	PEN	$419,000	$119,735
6.90%, 8/12/37	PEN	1,134,000	302,815
			1,365,424
Philippines – 0.3%
Philippine Government International Bond, 5.50%, 1/17/48		600,000	573,487
Poland – 1.5%
Bank Gospodarstwa Krajowego, 5.75%, 7/09/34(c)		200,000	200,046
Republic of Poland Government Bond,
2.50%, 7/25/26	PLN	429,000	101,628
2.50%, 7/25/27	PLN	981,000	226,435
2.75%, 10/25/29	PLN	1,005,000	220,645
1.25%, 10/25/30	PLN	2,014,000	394,566
1.75%, 4/25/32	PLN	4,442,000	845,533
5.00%, 10/25/34	PLN	480,000	111,233
Republic of Poland Government International Bond,
4.63%, 3/18/29		140,000	138,888
4.88%, 10/04/33		196,000	189,379
5.50%, 3/18/54		158,000	146,778
			2,575,131
Romania – 1.2%
Romania Government Bond,
5.80%, 7/26/27	RON	620,000	125,821
5.00%, 2/12/29	RON	470,000	88,587
7.35%, 4/28/31	RON	1,605,000	332,804
6.70%, 2/25/32	RON	2,280,000	455,925
7.20%, 10/30/33	RON	545,000	110,908
4.75%, 10/11/34	RON	780,000	131,368
Romanian Government International Bond,
6.63%, 2/17/28(c)		76,000	77,236
5.88%, 1/30/29(c)		152,000	149,233
7.13%, 1/17/33(c)		214,000	216,728
6.38%, 1/30/34(c)		200,000	191,012
7.63%, 1/17/53(c)		222,000	222,098
			2,101,720
Saudi Arabia – 1.0%
Saudi Arabian Oil Co.,
2.25%, 11/24/30		200,000	171,382
5.25%, 7/17/34(c)		200,000	197,793
		Par(b)	Value
Saudi Arabia (Continued)
Saudi Government International Bond,
4.75%, 1/16/30(c)		$404,000	$398,617
5.00%, 1/16/34		630,000	614,822
5.75%, 1/16/54(c)		406,000	384,680
			1,767,294
Senegal – 0.7%
Senegal Government International Bond,
7.75%, 6/10/31		440,000	404,652
6.25%, 5/23/33		600,000	494,401
6.75%, 3/13/48		400,000	279,000
			1,178,053
Serbia – 0.1%
Telecommunications co Telekom Srbija AD Belgrade, 7.00%, 10/28/29(c)		200,000	198,430
South Africa – 2.8%
Eskom Holdings SOC Ltd., 8.45%, 8/10/28		400,000	417,000
Republic of South Africa Government Bond,
7.00%, 2/28/31	ZAR	1,611,193	76,721
8.25%, 3/31/32	ZAR	12,846,227	635,372
8.88%, 2/28/35	ZAR	37,014,590	1,796,118
8.50%, 1/31/37	ZAR	15,024,445	679,695
9.00%, 1/31/40	ZAR	10,406,227	471,318
8.75%, 1/31/44	ZAR	7,461,447	320,864
Republic of South Africa Government International Bond,
4.85%, 9/30/29		300,000	280,583
5.65%, 9/27/47		450,000	336,952
			5,014,623
Spain – 0.1%
Banco Santander S.A., 5.44%, 7/15/31		200,000	201,403
Sri Lanka – 0.3%
Sri Lanka Government International Bond,
4.00%, 4/15/28(c)		72,839	67,923
(Step to 3.35% on 7/15/27), 3.10%, 1/15/30(c)(j)		231,118	200,783
(Step to 3.60% on 9/15/27), 3.35%, 3/15/33(c)(j)		119,882	94,707
(Step to 5.10% on 12/15/27), 3.60%, 6/15/35(c)(j)		80,948	57,068

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
		Par(b)	Value
Sri Lanka (Continued)
Sri Lanka Government International Bond,
(Step to 3.85% on 11/15/27), 3.60%, 5/15/36(c)(j)		$56,179	$45,505
(Step to 3.85% on 8/15/27), 3.60%, 2/15/38(c)(j)		112,406	92,173
			558,159
Switzerland – 0.0%(a)
Tyco Electronics Group S.A., 4.63%, 2/01/30		65,000	64,351
Thailand – 0.9%
Thailand Government Bond,
1.59%, 12/17/35	THB	5,110,000	140,850
3.30%, 6/17/38	THB	11,699,000	378,867
3.45%, 6/17/43	THB	31,204,000	1,027,527
			1,547,244
Turkey – 1.8%
Akbank T.A.S., (5Y US Treasury CMT + 5.27%), 9.37%, 3/14/29(c)(f)(g)		400,000	413,050
Hazine Mustesarligi Varlik Kiralama AS, 8.51%, 1/14/29(c)		200,000	212,987
Istanbul Metropolitan Municipality, 10.50%, 12/06/28(c)		400,000	432,280
Limak Cimento Sanayi ve Ticaret AS, 9.75%, 7/25/29		200,000	200,102
TAV Havalimanlari Holding A.S., 8.50%, 12/07/28		200,000	206,840
Turkiye Government Bond, 31.08%, 11/08/28	TRY	19,200,000	567,115
Turkiye Government International Bond, 5.75%, 5/11/47		225,000	173,203
Turkiye Vakiflar Bankasi T.A.O.,
(5Y US Treasury CMT + 5.49%), 10.12%, 4/24/29(c)(f)(g)		200,000	210,723
(5Y US Treasury CMT + 4.67%), 8.99%, 10/05/34(c)(g)		200,000	207,893
Yapi ve Kredi Bankasi A.S.,
(5Y US Treasury CMT + 5.50%), 9.74%, 4/04/29(c)(f)(g)		200,000	208,600
(5Y US Treasury CMT + 5.28%), 9.25%, 1/17/34(c)(g)		200,000	210,060
	Par(b)	Value
Turkey (Continued)

Zorlu Enerji Elektrik Uretim A.S., 11.00%, 4/23/30(c)	$200,000	$204,539
		3,247,392
Ukraine – 0.6%
Ukraine Government International Bond,
(Step to 3.00% on 2/01/27), 0.00%, 2/01/34(c)(j)	126,049	54,599
(Step to 4.50% on 8/01/25), 1.75%, 2/01/34(c)(j)	168,958	95,411
(Step to 3.00% on 2/01/27), 0.00%, 2/01/35(c)(j)	106,519	65,723
(Step to 4.50% on 8/01/25), 1.75%, 2/01/35(c)(j)	246,305	137,777
(Step to 3.00% on 2/01/27), 0.00%, 2/01/36(c)(j)	88,764	54,616
(Step to 4.50% on 8/01/25), 1.75%, 2/01/36(c)(j)	118,636	65,176
1.16%, 8/01/41(l)	728,000	609,700
		1,083,002
United Arab Emirates – 0.8%
Adnoc Murban Rsc Ltd.,
4.50%, 9/11/34(c)	200,000	188,554
5.13%, 9/11/54(c)	225,000	204,191
Finance Department Government of Sharjah,
6.50%, 11/23/32(c)	200,000	205,265
6.13%, 3/06/36(c)	200,000	196,708

Galaxy Pipeline Assets Bidco Ltd., 2.94%, 9/30/40(c)	202,442	161,942
MDGH GMTN RSC Ltd.,
5.50%, 4/28/33	200,000	203,332
5.88%, 5/01/34	200,000	207,628
		1,367,620
United Kingdom – 0.9%
Ardonagh Finco Ltd., 7.75%, 2/15/31(c)	400,000	411,784
Ardonagh Group Finance Ltd., 8.88%, 2/15/32(c)	200,000	207,166
Astrazeneca Finance LLC, 4.85%, 2/26/29	101,000	101,431
BAT Capital Corp.,
7.08%, 8/02/43	54,000	58,652
3.98%, 9/25/50	45,000	32,077
7.08%, 8/02/53	44,000	48,542

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
United Kingdom (Continued)
Global Auto Holdings Ltd./AAG FH UK Ltd.,
8.38%, 1/15/29(c)	$400,000	$374,640
11.50%, 8/15/29(c)	200,000	204,305

Reynolds American, Inc., 5.85%, 8/15/45	16,000	15,218
Vodafone Group PLC, 5.88%, 6/28/64	70,000	67,282
		1,521,097
Uruguay – 0.2%
Uruguay Government International Bond, 4.98%, 4/20/55	327,029	286,400
Uzbekistan – 0.1%
Republic of Uzbekistan International Bond, 3.90%, 10/19/31	200,000	166,100
Venezuela – 0.1%
Petroleos de Venezuela S.A.,
9.00%, 11/17/21(k)	185,101	23,138
6.00%, 5/16/24(k)	90,653	10,878
5.38%, 4/12/27(k)	82,800	10,064
Venezuela Government International Bond,
7.75%, 10/13/19(k)	93,400	13,330
8.25%, 10/13/24(k)	259,100	42,752
11.75%, 10/21/26(k)	42,200	8,228
9.25%, 9/15/27(k)	201,200	38,280
9.25%, 5/07/28(k)	425,300	72,488
11.95%, 8/05/31(k)	92,000	16,704
		235,862
Zambia – 0.2%
First Quantum Minerals Ltd., 9.38%, 3/01/29(c)	290,000	306,480
Zambia Government International Bond,
(Step to 7.50% on 6/30/31), 5.75%, 6/30/33(j)	53,560	47,649
0.50%, 12/31/53	77,000	46,791
		400,920
Total Foreign Issuer Bonds (Cost $80,230,381)		78,869,954
	Par(b)	Value

Mortgage-Backed Securities – 0.7%
Commercial Mortgage-Backed Securities – 0.7%
Citigroup Commercial Mortgage Trust, Series 2014-GC21, Class D, 4.76%, 5/10/47(c)(m)	$175,000	$154,682
Commercial Mortgage Trust, Series 2012-CR3, Class B, 3.92%, 10/15/45(c)	96,155	87,503
GS Mortgage Securities Trust,
Series 2011-GC5, Class C, 5.13%, 8/10/44(c)(m)	35,000	27,727
Series 2011-GC5, Class D, 5.13%, 8/10/44(c)(m)	315,000	189,086
Series 2013-GC13, Class C, 3.87%, 7/10/46(c)(m)	320,000	281,600
Series 2014-GC22, Class D, 4.62%, 6/10/47(c)(m)	50,000	15,776

JP Morgan Chase Commercial Mortgage Securities Trust, Series 2011-C3, Class C, 5.36%, 2/15/46(c)	100,000	90,858
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C11, Class B, 4.08%, 8/15/46(m)	110,000	72,875
MSBAM Commercial Mortgage Securities Trust, Series 2012-CKSV, Class C, 4.28%, 10/15/30(c)(m)	100,000	66,634
Wells Fargo Commercial Mortgage Trust,
Series 2014-LC16, Class C, 4.46%, 8/15/50	75,000	47,813
Series 2016-C36, Class C, 4.12%, 11/15/59(m)	45,000	35,831
WFRBS Commercial Mortgage Trust,
Series 2011-C3, Class D, 6.05%, 3/15/44(c)(m)	56,647	22,659
Series 2012-C10, Class C, 4.31%, 12/15/45(m)	120,000	98,796
Total Mortgage-Backed Securities (Cost $1,570,919)		1,191,840

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value

Term Loans – 2.7%(i)
Advertising & Marketing – 0.1%
Neptune BidCo US, Inc., Dollar Term B Loan, (3M USD CME Term SOFR + 5.00%, 0.50% Floor), 9.39%, 4/11/29	$130,583	$109,653
Planet US Buyer LLC, Term Loan, (3M USD CME Term SOFR + 3.50%), 8.02%, 2/07/31	113,430	114,021
		223,674
Asset Management – 0.3%
Edelman Financial Engines Center LLC, The 2024-2 Refinancing Term Loan, (1M USD CME Term SOFR + 3.00%), 7.31%, 4/07/28	220,214	221,802
GTCR Everest Borrower LLC, Initial Term Loan, (3M USD CME Term SOFR + 2.75%), 7.08%, 9/05/31	38,000	38,063
HighTower Holding LLC, Amendment No. 7 Term Loan, (3M USD CME Term SOFR + 3.50%), 8.07%, 4/21/28	112,122	112,169
HighTower Holding LLC, Term Loan B, 1/15/32(n)	112,122	112,402
		484,436
Chemicals – 0.1%
Chemours Co., The Tranche B-3 US$ Term Loan, (1M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.31%, 8/18/28	99,738	100,403
Commercial Support Services – 0.5%
First Advantage Holdings LLC, Term B-2 Loan, (1M USD CME Term SOFR + 3.25%), 7.56%, 10/31/31	395,277	398,613
Fortress Intermediate 3, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 7.81%, 6/27/31	282,829	283,007
Ryan LLC, Closing Date Initial Term Loan,
(1M USD CME Term SOFR + 3.50%, 0.50% Floor), 7.81%, 11/14/30	49,012	49,135
11/14/30(n)	103,809	104,069
	Par(b)	Value
Commercial Support Services (Continued)

VT Topco, Inc., Second Amendment Term Loan, (3M USD CME Term SOFR + 3.00%, 0.50% Floor), 7.33%, 8/09/30	$55,962	$56,440
		891,264
Consumer Cyclical – 0.3%
Grant Thornton Advisors LLC, 2025 Incremental DDTL Loan, 6/02/31(n)	5,651	5,667
Grant Thornton Advisors LLC, 2025 Incremental Term Loan, (3M USD CME Term SOFR + 2.75%), 7.06%, 6/02/31	192,435	192,976
Horizon Midco 2 Ltd., Term B Loan, (3M USD CME Term SOFR + 4.25%), 8.68%, 10/31/31	263,000	262,014
		460,657
Consumer Non-Cyclical – 0.0%(a)
IVC Acquisition Ltd., Facility B-120.00%, 12/12/28(n)	96,032	96,482
Diversified Industrials – 0.1%
Graftech International Ltd., Delayed Term Loan, 11/11/29(n)	70,299	72,443
Graftech International Ltd., Term Loan, (3M USD CME Term SOFR + 5.00%), 9.34%, 11/11/29	123,022	126,774
		199,217
Electric Utilities – 0.0%(a)
Talen Energy Supply LLC, Initial Term B Loan, (3M USD CME Term SOFR + 2.50%, 0.50% Floor), 7.02%, 5/17/30	24,513	24,580
Food – 0.1%
Chobani LLC, Term Loan, 10/25/27(n)	123,750	124,413
Health Care Facilities & Services – 0.2%
Hanger, Inc., Delayed Draw Term Loan, 10/23/31(n)(o)	12,000	12,114
Hanger, Inc., Initial Term Loan, (1M USD CME Term SOFR + 3.50%), 7.81%, 10/23/31	95,000	95,899

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Par(b)	Value
Health Care Facilities & Services (Continued)
Inception Holdco S.a.r.l. Facility B-4, (3M USD CME Term SOFR + 4.50%), 8.83%, 4/09/31	$147,083	$148,186
VetStrategy Canada Holdings, Inc., Facility B-10 Retired 01/23/2025, (3M USD CME Term SOFR + 4.75%), 9.08%, 12/12/28	96,032	96,482
		352,681
Institutional Financial Services – 0.0%(a)
Eisner Advisory Group LLC, February 2024 Incremental Term Loan, (1M USD CME Term SOFR + 4.00%, 0.50% Floor), 8.31%, 2/28/31	86,132	87,101
Insurance – 0.3%
Amynta Agency Borrower, Inc., (Amynta Warranty Borrower, Inc.), 2024-1 Refinancing Term Loan,
(1M USD CME Term SOFR + 3.00%), 7.29%, 12/29/31	278,602	278,176
(1M USD CME Term SOFR + 3.00%), 7.31%, 12/29/31	698	697

Ardonagh Finco B.V., Syndicated Facility B Loan, 2/15/31(n)	100,000	99,875
Asurion LLC, New B-11 Term Loan, (1M USD CME Term SOFR + 4.25%), 8.66%, 8/19/28	143,539	143,651
Truist Insurance Holdings LLC, Initial Term Loan, (3M USD CME Term SOFR + 4.75%), 9.08%, 5/06/32	38,304	38,783
		561,182
Internet Media & Services – 0.1%
Stubhub Holdco Sub LLC, Extended USD Term B Loan, (1M USD CME Term SOFR + 4.75%), 9.06%, 3/15/30	213,400	213,801
Medical Equipment & Devices – 0.2%
Bausch + Lomb Corp., Initial Term Loan, (1M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.66%, 5/10/27	283,925	285,194
	Par(b)	Value
Software – 0.1%
Project Alpha Intermediate Holding, Inc., Second Amendment Refinancing Term Loan, (3M USD CME Term SOFR + 3.25%, 0.50% Floor), 7.58%, 10/26/30	$100,000	$100,906
UKG, Inc., 2024 Refinancing Term Loan, (3M USD CME Term SOFR + 3.00%), 7.30%, 2/10/31	6,964	7,003
		107,909
Specialty Finance – 0.1%
Dechra Pharmaceuticals Holdings Ltd., Term Loan B, 12/04/31(n)	198,000	199,393
Technology Hardware – 0.2%
Commscope LLC, Initial Term Loan, (1M USD CME Term SOFR + 5.50%, 2.00% Floor), 9.81%, 12/17/29	352,997	360,424
Total Term Loans (Cost $4,736,251)		4,772,811

U.S. Government Obligations – 2.0%
U.S. Treasury Bonds – 0.3%
4.63%, 11/15/44	356,600	346,180
4.25%, 8/15/54	119,200	108,677
		454,857
U.S. Treasury Notes – 1.7%
4.25%, 12/31/26	196,200	196,330
4.13%, 1/31/27	980,000	978,546
4.25%, 1/15/28	350,000	350,082
4.38%, 12/31/29	64,500	64,616
4.25%, 1/31/30	355,000	353,724
4.50%, 12/31/31	272,400	273,294
4.25%, 11/15/34	857,200	837,243
		3,053,835
Total U.S. Government Obligations (Cost $3,506,831)		3,508,692

Number of Shares
Warrants – 0.0%(a)
Engineering & Construction – 0.0%(a)
Mcdermott International Ltd.(p)*	4,298	—

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
	Number of Shares	Value
Engineering & Construction (Continued)
Mcdermott International Ltd. (OTC Exchange)(p)*	3,868	$—
Total Warrants (Cost $6,000)		—

		Par(a)/Number of Shares
Short-Term Investments – 5.6%
Convertible Bonds – 0.1%
Booking Holdings, Inc., 0.75%, 5/01/25		23,000	57,943

Palo Alto Networks, Inc., 0.38%, 6/01/25		11,000	40,777

Sea Ltd., 2.38%, 12/01/25		30,000	41,880
			140,600
Corporate Bonds – 0.1%
Sempra, (5Y US Treasury CMT + 4.55%), 4.88%, 10/15/25(f)(g)		91,000	90,052

U.S. Airways Pass Through Trust, Series 2013-1, Class A, 3.95%, 11/15/25		43,465	43,045

United Airlines Pass Through Trust, Series 2020-1, Class B, 4.88%, 1/15/26		58,368	58,068
			191,165
Foreign Issuer Bonds – 2.6%
Agile Group Holdings Ltd., 6.05%, 10/13/25(k)		205,000	17,271

China Evergrande Group, 8.75%, 6/28/25(k)		200,000	3,166
Egypt Treasury Bills,
27.04%, 3/04/25(q)	EGP	31,875,000	623,552
26.77%, 3/11/25(q)	EGP	41,725,000	812,096
26.84%, 3/18/25(q)	EGP	8,775,000	169,928
26.20%, 3/25/25(q)	EGP	24,275,000	467,742
26.58%, 4/29/25(q)	EGP	10,025,000	188,500

Hungary Government Bond, 5.50%, 6/24/25	HUF	67,630,000	172,472

Lebanon Government International Bond, 6.20%, 2/26/25(k)		400,000	64,605
		Par(a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Nigeria OMO Bill,
21.37%, 6/17/25(q)	NGN	685,000,000	$420,752
22.03%, 11/04/25(q)	NGN	1,193,000,000	668,324
22.26%, 12/02/25(q)	NGN	137,457,000	75,684
22.26%, 12/09/25(q)	NGN	209,884,000	119,711

Nigeria Treasury Bill, 19.91%, 4/10/25(q)	NGN	1,005,000,000	647,412

Sunac China Holdings Ltd., 6.00%, 9/30/25(c)(d)		18,607	1,582

Wynn Macau Ltd., 5.50%, 1/15/26(c)		200,000	199,395

Zhenro Properties Group Ltd., 6.63%, 1/07/26(k)		200,000	1,000
			4,653,192
Money Market Fund – 2.3%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.21%(r)		4,113,273	4,113,273
U.S. Treasury Bills – 0.5%
U.S. Treasury Bill, 4.15%, 3/27/25(q)(s)		885,000	879,595
Total Short-Term Investments (Cost $10,261,344)			9,977,825

Number of Contracts		Notional Amount
Purchased Options – 0.0%(a)
Put Options - Over the Counter – 0.0%(a)
Mexican Peso vs. Euro, Strike Price MXN 21.33, Expires 3/13/25, Counterparty: BNP Paribas	1	575,000(t)	6,332
Total Purchased Options (Premiums Paid $14,001)			6,332

Total Investments – 99.7% (Cost $180,053,170)	177,249,155
Other Assets less Liabilities – 0.3%(u)	517,680
NET ASSETS – 100.0%	$177,766,835

Percentages shown are based on Net Assets.

(a)	Amount rounds to less than 0.05%.
(b)	Par value is in USD unless otherwise indicated.

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total value of $58,127,192 or 32.70% of net assets.
(d)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(e)	Zero coupon bond.
(f)	Perpetual bond. Maturity date represents next call date.
(g)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2025 is disclosed.
(h)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2025.
(i)	Variable or floating rate security. Rate as of January 31, 2025 is disclosed.
(j)	Step coupon bond. Rate as of January 31, 2025 is disclosed.
(k)	Issuer has defaulted on terms of debt obligation. Income is not being accrued.
(l)	These securities are remarketed by an agent, and the interest rate is determined by general market conditions and supply and demand.
(m)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. Rate as of January 31, 2025 is disclosed.
(n)	Position is unsettled. Contract rate was not determined at January 31, 2025 and does not take effect until settlement date.
(o)	Unfunded loan commitment. As of January 31, 2025, total value of unfunded loan commitment is $12,114.
(p)	Investment is valued using significant unobservable inputs (Level 3).
(q)	Discount rate at the time of purchase.
(r)	7-day current yield as of January 31, 2025 is disclosed.
(s)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(t)	The notional amount is EUR.
(u)	Includes appreciation/(depreciation) on forward foreign currency exchange contracts and futures contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
1M	1 Month
3M	3 Month
5Y	5 Year
ADR	American Depositary Receipt
BRL	Brazilian Real
CLP	Chilean Peso
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CNY	Chinese Offshore Yuan
COP	Colombian Peso
CZK	Czech Republic Koruna
DDTL	Delayed Draw Term Loan
EGP	Egyptian Pound
GMTN	Global Medium Term Note
HUF	Hungarian Forint
IDR	Indonesian Rupiah
INR	Indian Rupee
JSC	Joint Stock Company
L.P.	Limited Partnership
LIBOR	London Interbank Offered Rate
LLC	Limited Liability Company
MSCI	Morgan Stanley Capital International
MXN	Mexican Peso
MYR	Malaysian Ringgit
NGN	Nigerian Naira
PEN	Peruvian Nuevo Sole
PLC	Public Limited Company

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
PLN	Polish Zloty
RON	Romania New Leu
SOFR	United States Secured Overnight Financing Rate
THB	Thai Baht
TRY	Turkish Lira
ULC	Unlimited Liability Corporation
USD	United States Dollar
ZAR	South African Rand
Futures Contracts outstanding at January 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
10-Year U.S. Treasury Note	2	3/20/2025	USD	217,688	$31
U.S. Treasury Long Bond	4	3/20/2025	USD	455,625	(20,544)
Ultra U.S. Treasury Bond	4	3/20/2025	USD	473,875	(18,211)
2-Year U.S. Treasury Note	45	3/31/2025	USD	9,253,125	1,370
5-Year U.S. Treasury Note	20	3/31/2025	USD	2,127,812	(9,045)
Total Long Contracts					$(46,399)
Short Contracts
U.S. Treasury Long Bond	(3)	3/20/2025	USD	341,718	$5,804
Ultra 10-Year U.S. Treasury Note	(52)	3/20/2025	USD	5,791,500	57,537
Ultra U.S. Treasury Bond	(1)	3/20/2025	USD	118,469	1,031
Total Short Contracts					$64,372
					$17,973

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

3/03/25	Turkish Lira	10,582,642	U.S. Dollars	220,502	BNP Paribas	$67,309
3/03/25	Turkish Lira	5,238,277	U.S. Dollars	110,233	JPMorgan Chase	32,230
2/10/25	Thai Baht	42,440,303	U.S. Dollars	1,233,253	JPMorgan Chase	27,738
2/10/25	Thai Baht	38,640,483	U.S. Dollars	1,121,464	BNP Paribas	26,626
2/10/25	Thai Baht	37,658,733	U.S. Dollars	1,094,521	Barclays	24,400
7/16/25	Turkish Lira	72,087,190	U.S. Dollars	1,734,100	Barclays	13,515
3/13/25	U.S. Dollars	1,117,700	Chinese Offshore Yuan	8,118,011	BNP Paribas	7,337
2/27/25	U.S. Dollars	372,625	Mexican Pesos	7,645,020	Morgan Stanley	5,152
2/03/25	Brazilian Reals	584,307	U.S. Dollars	94,900	BNP Paribas	5,003
2/03/25	Brazilian Reals	2,358,559	U.S. Dollars	399,715	Barclays	3,543
2/24/25	U.S. Dollars	185,700	Mexican Pesos	3,820,549	Barclays	1,977
3/10/25	U.S. Dollars	185,400	Polish Zloty	754,197	BNP Paribas	175
Total Unrealized Appreciation						$215,005

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/10/25	Polish Zloty	221,903	U.S. Dollars	54,561	Citibank	$(63)
2/03/25	U.S. Dollars	99,025	Brazilian Reals	584,306	BNP Paribas	(878)
3/17/25	Malaysian Ringgit	625,792	U.S. Dollars	141,829	Barclays	(1,017)
2/27/25	South African Rand	6,737,419	U.S. Dollars	361,964	Morgan Stanley	(2,120)
3/13/25	Chinese Offshore Yuan	8,118,011	U.S. Dollars	1,112,677	BNP Paribas	(2,313)
4/22/25	U.S. Dollars	728,347	Chinese Offshore Yuan	5,331,135	Barclays	(2,324)
3/12/25	Thai Baht	64,176,302	U.S. Dollars	1,912,582	Morgan Stanley	(2,448)
3/10/25	Polish Zloty	2,859,706	U.S. Dollars	704,944	BNP Paribas	(2,622)
2/24/25	South African Rand	3,398,309	U.S. Dollars	185,700	BNP Paribas	(4,153)
3/13/25	Japanese Yen	56,352,820	U.S. Dollars	374,500	Barclays	(9,514)
3/13/25	Japanese Yen	113,150,637	U.S. Dollars	744,400	BNP Paribas	(11,545)
3/13/25	U.S. Dollars	1,084,837	Japanese Yen	169,503,456	Barclays	(13,004)
2/03/25	U.S. Dollars	379,100	Brazilian Reals	2,358,559	Barclays	(24,159)
2/10/25	U.S. Dollars	1,121,139	Thai Baht	38,710,879	Morgan Stanley	(29,043)
2/10/25	U.S. Dollars	1,121,139	Thai Baht	38,722,303	JPMorgan Chase	(29,383)
2/10/25	U.S. Dollars	1,194,122	Thai Baht	41,306,336	BNP Paribas	(33,176)
Total Unrealized Depreciation						$(167,762)
Net Unrealized Appreciation						$47,243
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$2,582,532	$—	$—	$2,582,532
Convertible Bonds	—	1,819,105	—	1,819,105
Convertible Preferred Stocks	198,362	—	—	198,362
Corporate Bonds	—	74,321,702	—	74,321,702
Foreign Issuer Bonds	—	78,869,954	—	78,869,954
Mortgage-Backed Securities	—	1,191,840	—	1,191,840
Term Loans	—	4,772,811	—	4,772,811
U.S. Government Obligations	—	3,508,692	—	3,508,692
Warrants	—	—	—*	—
Short-Term Investments	4,113,273	5,864,552	—	9,977,825

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Multisector Bond Fund
Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Purchased Options	$—	$6,332	$—	$6,332
Total Investments	$6,894,167	$170,354,988	$—	$177,249,155

*Includes securities determined to have no value as of January 31, 2025.

Morningstar Multisector Bond Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$66,599	$—	$—	$66,599
Forward Foreign Currency Exchange Contracts	—	215,005	—	215,005
Total Assets - Derivative Financial Instruments	$66,599	$215,005	$—	$281,604
Liabilities:
Futures Contracts	$(48,626)	$—	$—	$(48,626)
Forward Foreign Currency Exchange Contracts	—	(167,762)	—	(167,762)
Total Liabilities - Derivative Financial Instruments	$(48,626)	$(167,762)	$—	$(216,388)
Net Derivative Financial Instruments	$17,973	$47,243	$—	$65,216

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Common Stocks – 43.0%
Advertising & Marketing – 1.6%
Dentsu Group, Inc. (Japan)	1,900	$44,017
Omnicom Group, Inc.	58,807	5,103,860
WPP PLC (United Kingdom)	3,737	35,524
		5,183,401
Aerospace & Defense – 0.1%
BAE Systems PLC (United Kingdom)	6,572	99,344
Rolls-Royce Holdings PLC (United Kingdom)*	9,839	73,361
		172,705
Apparel & Textile Products – 0.7%
Kering S.A. (France)	7,959	2,083,573
Asset Management – 0.1%
3i Group PLC (United Kingdom)	1,128	54,193
Charles Schwab (The) Corp.	1,526	126,231
St. James's Place PLC (United Kingdom)	3,262	42,359
		222,783
Automotive – 0.5%
Bridgestone Corp. (Japan)	7,700	276,206
Denso Corp. (Japan)	9,600	132,850
Honda Motor Co. Ltd. (Japan)	33,800	319,922
Nissan Motor Co. Ltd. (Japan)	22,600	61,843
Stanley Electric Co. Ltd. (Japan)	8,400	140,120
Sumitomo Electric Industries Ltd. (Japan)	5,700	106,488
Toyota Motor Corp. (Japan)	35,600	675,315
		1,712,744
Banking – 2.8%
Bank of America Corp.	17,946	830,900
Barclays PLC (United Kingdom)	24,249	88,873
Citigroup, Inc.	6,738	548,675
Citizens Financial Group, Inc.	7,735	367,954
Comerica, Inc.	1,882	126,696
Fifth Third Bancorp	8,839	391,656
HSBC Holdings PLC (United Kingdom)	39,130	408,679
Huntington Bancshares, Inc.	22,748	391,266
JPMorgan Chase & Co.	2,741	732,669
KeyCorp	18,810	338,204
	Number of Shares	Value
Banking (Continued)
Lloyds Banking Group PLC (United Kingdom)	147,527	$113,429
M&T Bank Corp.	2,035	409,523
Mitsubishi UFJ Financial Group, Inc. (Japan)	30,700	388,244
Mizuho Financial Group, Inc. (Japan)	5,400	148,693
NatWest Group PLC (United Kingdom)	12,619	67,280
PNC Financial Services Group (The), Inc.	2,014	404,713
Regions Financial Corp.	11,736	289,175
Resona Holdings, Inc. (Japan)	12,500	92,781
Standard Chartered PLC (United Kingdom)	6,624	89,090
Sumitomo Mitsui Financial Group, Inc. (Japan)	16,500	406,611
Sumitomo Mitsui Trust Group, Inc. (Japan)	9,500	238,881
Truist Financial Corp.	10,028	477,533
U.S. Bancorp	10,897	520,659
Wells Fargo & Co.	11,658	918,650
Zions Bancorp N.A.	2,627	151,998
		8,942,832
Beverages – 0.2%
Asahi Group Holdings Ltd. (Japan)	17,000	184,133
Diageo PLC (United Kingdom)	5,586	166,409
Kirin Holdings Co. Ltd. (Japan)	10,800	136,662
		487,204
Biotechnology & Pharmaceuticals – 0.4%
Astellas Pharma, Inc. (Japan)	11,400	110,512
AstraZeneca PLC (United Kingdom)	3,194	448,360
Chugai Pharmaceutical Co. Ltd. (Japan)	3,100	133,657
Daiichi Sankyo Co. Ltd. (Japan)	10,000	278,804
GSK PLC	10,206	177,784
Ono Pharmaceutical Co. Ltd. (Japan)	3,300	34,331
Takeda Pharmaceutical Co. Ltd. (Japan)	7,700	207,130
		1,390,578
Cable & Satellite – 0.1%
Comcast Corp., Class A	5,595	188,328

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Chemicals – 0.1%
Nitto Denko Corp. (Japan)	4,000	$70,957
Shin-Etsu Chemical Co. Ltd. (Japan)	10,300	319,323
Toray Industries, Inc. (Japan)	11,800	81,880
		472,160
Commercial Support Services – 4.1%
Compass Group PLC (United Kingdom)	3,234	111,425
H&R Block, Inc.	59,560	3,294,264
Recruit Holdings Co. Ltd. (Japan)	4,900	341,982
RELX PLC (United Kingdom)	3,430	170,322
Rentokil Initial PLC (United Kingdom)	1,041,334	5,099,984
Secom Co. Ltd. (Japan)	95,800	3,223,781
SGS S.A. (Switzerland)(a)	8,268	803,141
		13,044,899
Diversified Industrials – 0.1%
Hitachi Ltd. (Japan)	13,400	336,882
Sumitomo Heavy Industries Ltd. (Japan)	2,800	57,702
		394,584
E-Commerce Discretionary – 1.2%
Alibaba Group Holding Ltd. (China)	187,400	2,298,739
JD.com, Inc., Class A (China)	58,350	1,186,887
PDD Holdings, Inc. (China)*	4,534	507,400
		3,993,026
Electric Utilities – 1.7%
Chubu Electric Power Co., Inc. (Japan)	6,500	67,716
National Grid PLC (United Kingdom)	428,414	5,197,199
SSE PLC (United Kingdom)	2,837	57,153
		5,322,068
Electrical Equipment – 0.1%
Daikin Industries Ltd. (Japan)	1,500	176,192
Mitsubishi Electric Corp. (Japan)	12,100	198,331
		374,523
Engineering & Construction – 1.8%
Ferrovial S.E.	78,180	3,336,980
Vinci S.A. (France)	23,101	2,499,826
		5,836,806
	Number of Shares	Value
Entertainment Content – 0.4%
Electronic Arts, Inc.	315	$38,717
NetEase, Inc. (China)	33,700	692,710
Netflix, Inc.*	218	212,934
Nexon Co. Ltd. (Japan)	3,200	41,571
Square Enix Holdings Co. Ltd. (Japan)	1,900	77,013
Walt Disney (The) Co.	2,188	247,375
		1,310,320
Food – 0.1%
MEIJI Holdings Co. Ltd. (Japan)	6,600	132,898
Yamazaki Baking Co. Ltd. (Japan)	4,086	73,472
		206,370
Gas & Water Utilities – 3.5%
Osaka Gas Co. Ltd. (Japan)	3,700	72,745
Severn Trent PLC (United Kingdom)	109,205	3,410,616
Snam S.p.A. (Italy)	924,954	4,277,408
United Utilities Group PLC (United Kingdom)	265,410	3,353,491
		11,114,260
Health Care Facilities & Services – 3.8%
Alfresa Holdings Corp. (Japan)	5,400	73,921
CVS Health Corp.	96,880	5,471,782
Fresenius Medical Care A.G. (Germany)	50,723	2,519,654
Henry Schein, Inc.*	52,980	4,238,400
		12,303,757
Home Construction – 0.0%(b)
Berkeley Group Holdings PLC (United Kingdom)	548	26,219
Sekisui House Ltd. (Japan)	2,861	65,754
		91,973
Household Products – 0.2%
Haleon PLC	14,054	65,509
Kao Corp. (Japan)	5,500	218,088
Reckitt Benckiser Group PLC (United Kingdom)	2,528	167,173
Unilever PLC (London Exchange) (United Kingdom)	5,074	290,624
		741,394
Industrial Support Services – 0.0%(b)
Ashtead Group PLC (United Kingdom)	630	41,058

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Institutional Financial Services – 0.9%
Bank of New York Mellon (The) Corp.	4,471	$384,193
Daiwa Securities Group, Inc. (Japan)	8,500	61,533
Goldman Sachs Group (The), Inc.	1,176	753,110
Japan Exchange Group, Inc. (Japan)	5,600	59,171
London Stock Exchange Group PLC (United Kingdom)	861	128,124
Morgan Stanley	5,539	766,764
Northern Trust Corp.	3,075	345,292
State Street Corp.	3,423	347,845
		2,846,032
Insurance – 0.2%
Aviva PLC (United Kingdom)	5,363	33,994
Dai-ichi Life Holdings, Inc. (Japan)	5,000	136,526
Legal & General Group PLC (United Kingdom)	10,687	31,913
MS&AD Insurance Group Holdings, Inc. (Japan)	5,900	122,330
Prudential PLC (Hong Kong)	8,517	70,878
Sompo Holdings, Inc. (Japan)	3,200	89,235
Tokio Marine Holdings, Inc. (Japan)	5,700	188,005
		672,881
Internet Media & Services – 2.8%
Alphabet, Inc., Class A	7,698	1,570,546
Baidu, Inc., Class A (China)*	96,600	1,092,206
Meituan, Class B (China)(c)*	49,970	951,057
Meta Platforms, Inc., Class A	1,512	1,042,040
Tencent Holdings Ltd. (China)	45,700	2,404,515
Tencent Music Entertainment Group ADR (China)	49,097	588,182
Trip.com Group Ltd. (China)*	19,650	1,380,101
		9,028,647
IT Services – 1.1%
Cognizant Technology Solutions Corp., Class A	41,294	3,411,297
Leisure Facilities & Services – 1.6%
Entain PLC (United Kingdom)	2,981	25,884
	Number of Shares	Value
Leisure Facilities & Services (Continued)
InterContinental Hotels Group PLC (United Kingdom)	342	$45,603
International Game Technology PLC	297,947	5,071,058
		5,142,545
Leisure Products – 0.0%(b)
Shimano, Inc. (Japan)	800	112,261
Machinery – 0.3%
FANUC Corp. (Japan)	9,500	283,022
Keyence Corp. (Japan)	500	215,355
Komatsu Ltd. (Japan)	5,300	159,865
Nabtesco Corp. (Japan)	3,038	54,323
SMC Corp. (Japan)	500	189,193
Smiths Group PLC (United Kingdom)	1,764	44,930
		946,688
Medical Equipment & Devices – 2.0%
Baxter International, Inc.	56,241	1,831,207
DENTSPLY SIRONA, Inc.	201,620	3,984,011
FUJIFILM Holdings Corp. (Japan)	5,900	129,984
Hoya Corp. (Japan)	1,600	214,858
Olympus Corp. (Japan)	13,900	210,946
Smith & Nephew PLC (United Kingdom)	3,662	46,438
		6,417,444
Metals & Mining – 0.2%
Anglo American PLC (South Africa)	2,088	61,139
Cameco Corp. (Canada)	4,228	209,080
Glencore PLC (Australia)*	23,148	100,010
Rio Tinto PLC (Australia)	2,830	170,428
Sumitomo Metal Mining Co. Ltd. (Japan)	2,000	45,672
		586,329
Oil & Gas Supply Chain – 3.7%
BP PLC	270,714	1,400,484
Canadian Natural Resources Ltd. (Canada)	18,827	571,928
Cenovus Energy, Inc. (Canada)	12,888	186,401
Chevron Corp.	3,194	476,513
China Petroleum & Chemical Corp., Class H (China)	460,250	251,713
ENEOS Holdings, Inc. (Japan)	17,600	88,481
Eni S.p.A. (Italy)	30,197	425,126

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Equinor ASA (Norway)	14,330	$345,120
Exxon Mobil Corp.	6,049	646,215
Galp Energia SGPS S.A. (Portugal)	6,650	111,295
Gazprom PJSC (Russia)(d)*	100,532	—
Imperial Oil Ltd. (Canada)	1,610	107,090
Inpex Corp. (Japan)	26,600	317,446
LUKOIL PJSC (Russia)(d)	3,271	—
Neste OYJ (Finland)	7,553	95,706
Petroleo Brasileiro S.A. ADR (Brazil)	61,457	873,304
Repsol S.A. (Spain)	28,009	325,518
Rosneft Oil Co. PJSC (Russia)(d)	48,304	—
Santos Ltd. (Australia)	63,007	272,818
Shell PLC	88,112	2,893,136
Suncor Energy, Inc. (Canada)	12,518	469,678
TotalEnergies S.E. (France)	27,432	1,589,194
Woodside Energy Group Ltd. (Australia)	28,460	433,753
		11,880,919
Publishing & Broadcasting – 0.0%(b)
Informa PLC (United Kingdom)	3,132	33,420
Real Estate Owners & Developers – 0.1%
Mitsubishi Estate Co. Ltd. (Japan)	17,500	254,293
Mitsui Fudosan Co. Ltd. (Japan)	7,100	64,083
Sumitomo Realty & Development Co. Ltd. (Japan)	2,100	72,562
		390,938
Retail - Consumer Staples – 0.2%
Alibaba Health Information Technology Ltd. (China)(e)*	974,000	454,816
Seven & i Holdings Co. Ltd. (Japan)	10,100	161,234
Tesco PLC (United Kingdom)	20,021	92,145
		708,195
Retail - Discretionary – 0.1%
Fast Retailing Co. Ltd. (Japan)	600	197,614
Semiconductors – 0.1%
Tokyo Electron Ltd. (Japan)	2,000	337,368
Specialty Finance – 4.0%
Capital One Financial Corp.	2,202	448,569
	Number of Shares	Value
Specialty Finance (Continued)
Edenred S.E. (France)	69,200	$2,387,416
Experian PLC	1,652	81,377
Fiserv, Inc.*	6,557	1,416,574
Nexi SpA (Italy)(c)(e)*	986,301	5,008,777
ORIX Corp. (Japan)	4,400	92,940
Visa, Inc., Class A	10,062	3,439,192
		12,874,845
Steel – 0.1%
Mitsui & Co. Ltd. (Japan)	13,100	259,275
Technology Hardware – 0.5%
Casio Computer Co. Ltd. (Japan)	6,300	52,378
Kyocera Corp. (Japan)	11,600	120,406
Murata Manufacturing Co. Ltd. (Japan)	16,500	259,228
Nidec Corp. (Japan)	6,400	110,538
Nintendo Co. Ltd. (Japan)	4,700	308,342
Panasonic Holdings Corp. (Japan)	13,500	137,750
Sony Group Corp. (Japan)	26,000	573,803
TDK Corp. (Japan)	10,000	120,873
		1,683,318
Telecommunications – 0.8%
BT Group PLC (United Kingdom)(e)	13,201	23,137
KDDI Corp. (Japan)	7,700	256,533
Nippon Telegraph & Telephone Corp. (Japan)	164,600	162,041
SES S.A. (France)(e)	479,186	1,556,851
Softbank Corp. (Japan)	59,000	75,889
SoftBank Group Corp. (Japan)	4,700	287,319
T-Mobile U.S., Inc.	275	64,067
Verizon Communications, Inc.	6,201	244,257
Vodafone Group PLC (United Kingdom)	62,166	52,962
		2,723,056
Tobacco & Cannabis – 0.1%
British American Tobacco PLC (United Kingdom)	6,270	248,768
Transportation & Logistics – 0.1%
East Japan Railway Co. (Japan)	11,200	199,397
Transportation Equipment – 0.3%
Knorr-Bremse A.G. (Germany)	12,093	955,826

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
	Number of Shares	Value
Wholesale - Consumer Staples – 0.2%
ITOCHU Corp. (Japan)	6,200	$285,473
Mitsubishi Corp. (Japan)	14,700	234,454
		519,927
Wholesale - Discretionary – 0.0%(b)
Bunzl PLC (United Kingdom)	1,180	50,229
Total Common Stocks (Cost $133,035,809)		137,858,565

Investment Companies – 54.8%
Fidelity MSCI Information Technology Index ETF(e)	77,649	14,245,485
Franklin FTSE Brazil ETF (Brazil)(e)	201,947	3,170,568
iShares Global Consumer Staples ETF(e)	256,859	15,724,908
iShares MSCI South Korea ETF (South Korea)(e)	209,268	11,294,194
Materials Select Sector SPDR® Fund ETF(e)	50,763	4,507,247
Schwab Fundamental Emerging Markets Large Company Index ETF	557,968	16,499,114
Schwab U.S. REIT ETF	306,879	6,511,972
SPDR Portfolio S&P 600 Small Cap ETF(e)	127,586	5,899,576
Utilities Select Sector SPDR® Fund ETF	55,901	4,353,570
	Number of Shares	Value

VanEck Morningstar Wide Moat ETF	64,083	$6,123,131
Vanguard Consumer Staples ETF	20,759	4,470,035
Vanguard Health Care ETF(e)	36,323	9,835,179
Vanguard Total Stock Market ETF	244,368	72,968,285
Total Investment Companies (Cost $152,328,213)		175,603,264

Short-Term Investments – 6.8%
Money Market Funds – 6.8%
Northern Institutional Funds - Liquid Assets Portfolio, 4.42%(f)(g)	14,619,480	14,619,480

Northern Institutional Funds - Treasury Portfolio (Premier), 4.21%(f)	7,183,785	7,183,785
Total Short-Term Investments (Cost $21,803,265)		21,803,265
Total Investments – 104.6% (Cost $307,167,287)		335,265,094
Liabilities less Other Assets – (4.6)%		(14,670,055)
NET ASSETS – 100.0%		$320,595,039

Percentages shown are based on Net Assets.

All securities are United States companies, unless noted otherwise in parentheses.
(a)	Security sold outside United States without registration under the Securities Act of 1933.
(b)	Amount rounds to less than 0.05%.
(c)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total value of $5,959,834 or 1.86% of net assets.
(d)	Investment is valued using significant unobservable inputs (Level 3).
(e)	Security either partially or fully on loan. As of January 31, 2025, the total value of securities on loan is $25,538,984.
(f)	7-day current yield as of January 31, 2025 is disclosed.
(g)	Security purchased with the cash proceeds from securities loaned. As of January 31, 2025, total cash collateral has a value of $14,619,480 and total non-cash collateral has a value of $12,045,535.
*	Non-Income Producing Security

Abbreviations:

ADR	American Depositary Receipt
ETF	Exchange-Traded Fund
FTSE	Financial Times Stock Exchange
MSCI	Morgan Stanley Capital International
PJSC	Public Joint Stock Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Global Opportunistic Equity Fund
S&P	Standards & Poor's
SPDR	Standard & Poor's Depositary Receipt
Concentration by Currency (%)(a)
U.S. Dollar	72.1
Euro	8.5
British Pound	8.0
Japanese Yen	5.3
All other currencies less than 5%	6.1
Total	100.0
(a) Percentages shown are based on Net Assets.
Country Diversification (%)(a)
United States	75.8
United Kingdom	6.4
Japan	5.3
All other countries less than 5%(b)	12.5
Total	100.0

(a) Percentages shown are based on Net Assets.
(b) Includes Other.

Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Global Opportunistic Equity Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Common Stocks	$55,710,873	$82,147,692	$—*	$137,858,565
Investment Companies	175,603,264	—	—	175,603,264
Short-Term Investments	21,803,265	—	—	21,803,265
Total Investments	$253,117,402	$82,147,692	$—	$335,265,094

*Includes securities determined to have no value as of January 31, 2025.

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments
Morningstar Alternatives Fund
	Par(a)	Value
Long Positions – 103.3%
Asset-Backed Securities – 0.9%
Other – 0.9%
Affirm Asset Securitization Trust,
Series 2023-B, Class B, 7.44%, 9/15/28(b)	$300,000	$304,045
Series 2023-B, Class D, 8.78%, 9/15/28(b)	200,000	204,054
Series 2023-X1, Class B, 7.77%, 11/15/28(b)	100,000	100,601
Series 2024-A, Class 1D, 6.89%, 2/15/29(b)	300,000	303,834
Series 2024-X1, Class B, 6.34%, 5/15/29(b)	275,000	276,841
Series 2024-X1, Class C, 6.57%, 5/15/29(b)	417,000	421,502

Carvana Auto Receivables Trust, Series 2021-N2, Class B, 0.75%, 3/10/28	24,600	23,711
JP Morgan Chase Bank NA - CACLN, Series 2021-3, Class B, 0.76%, 2/26/29(b)	27,737	27,545
NetCredit Combined Receivables LLC, Series 2024-A, Class B, 8.31%, 10/21/30(b)	250,000	251,850
		1,913,983
Total Asset-Backed Securities (Cost $1,896,689)		1,913,983

	Number of Shares
Common Stocks – 28.8%
Advertising & Marketing – 0.5%
Interpublic Group of Cos. (The), Inc.(c)	34,720	995,422
Omnicom Group, Inc.(d)	278	24,128
		1,019,550
Aerospace & Defense – 0.1%
AeroVironment, Inc.*	17	3,063
Axon Enterprise, Inc.*	8	5,217
Curtiss-Wright Corp.	9	3,122
General Dynamics Corp.	26	6,681
General Electric Co.	80	16,286
HEICO Corp.	17	4,062
Howmet Aerospace, Inc.	45	5,696
Lockheed Martin Corp.	183	84,720
Northrop Grumman Corp.	34	16,567
Woodward, Inc.	18	3,335
		148,749
	Number of Shares	Value
Apparel & Textile Products – 0.0%(e)
Deckers Outdoor Corp.*	21	$3,724
Asset Management – 0.8%
CI Financial Corp. (Canada)	76,261	1,635,570
Automotive – 0.0%(e)
Gentex Corp.	101	2,618
Tesla, Inc.*	138	55,835
		58,453
Beverages – 0.1%
Brown-Forman Corp., Class B	94	3,103
Coca-Cola (The) Co.	1,261	80,048
Constellation Brands, Inc., Class A	22	3,978
Keurig Dr. Pepper, Inc.	854	27,413
Monster Beverage Corp.*	106	5,163
PepsiCo, Inc.	679	102,319
		222,024
Biotechnology & Pharmaceuticals – 1.6%
AbbVie, Inc.	612	112,547
Avid Bioservices, Inc.*	169,919	2,120,589
Eli Lilly & Co.	60	48,665
Exelixis, Inc.*	87	2,884
Gilead Sciences, Inc.	980	95,256
Incyte Corp.*	47	3,485
Intra-Cellular Therapies, Inc.(c)(d)*	6,980	887,018
Johnson & Johnson	784	119,286
Merck & Co., Inc.	1,058	104,552
Neurocrine Biosciences, Inc.*	24	3,644
Regeneron Pharmaceuticals, Inc.*	10	6,730
United Therapeutics Corp.*	9	3,160
Vertex Pharmaceuticals, Inc.*	22	10,157
Zoetis, Inc.	42	7,178
		3,525,151
Cable & Satellite – 0.0%(e)
Comcast Corp., Class A	2,033	68,431
Chemicals – 0.6%
Air Products and Chemicals, Inc.	98	32,856
Arcadium Lithium PLC (Argentina)(c)*	228,650	1,312,451
Avery Dennison Corp.	18	3,343
DuPont de Nemours, Inc.	58	4,454
Ecolab, Inc.	27	6,755
Linde PLC	35	15,614

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Chemicals (Continued)
RPM International, Inc.	27	$3,418
Sherwin-Williams (The) Co.	22	7,880
		1,386,771
Commercial Support Services – 0.1%
Automatic Data Processing, Inc.	332	100,599
Cintas Corp.	37	7,421
Clean Harbors, Inc.*	14	3,262
FTI Consulting, Inc.*	15	2,930
GFL Environmental, Inc.	77	3,321
Paychex, Inc.	662	97,758
Republic Services, Inc.	31	6,723
Rollins, Inc.	81	4,010
Thomson Reuters Corp. (Canada)	43	7,235
Waste Connections, Inc.	29	5,329
Waste Management, Inc.	36	7,929
		246,517
Construction Materials – 1.2%
Carlisle Cos., Inc.	9	3,505
CRH PLC	68	6,734
Eagle Materials, Inc.	12	3,081
Martin Marietta Materials, Inc.	8	4,353
Simpson Manufacturing Co., Inc.	18	3,024
Summit Materials, Inc., Class A*	50,778	2,656,197
Trex Co., Inc.*	42	3,059
Vulcan Materials Co.	17	4,660
		2,684,613
Containers & Packaging – 0.9%
Amcor PLC	347	3,373
AptarGroup, Inc.	19	2,986
Berry Global Group, Inc.	15,663	1,063,831
DS Smith PLC (United Kingdom)	112,884	809,525
International Paper Co.	598	33,267
Packaging Corp. of America	251	53,377
Sonoco Products Co.	83	3,954
		1,970,313
Diversified Industrials – 0.0%(e)
Dover Corp.	22	4,481
Emerson Electric Co.	54	7,017
Honeywell International, Inc.	50	11,186
Illinois Tool Works, Inc.	28	7,257
	Number of Shares	Value
Diversified Industrials (Continued)
ITT, Inc.	22	$3,322
Parker-Hannifin Corp.	12	8,485
		41,748
E-Commerce Discretionary – 0.0%(e)
Amazon.com, Inc.*	260	61,797
Electric Utilities – 0.5%
Alliant Energy Corp.	442	26,025
Ameren Corp.	452	42,578
American Electric Power Co., Inc.	442	43,475
CenterPoint Energy, Inc.	115	3,746
CMS Energy Corp.	1,137	75,042
Consolidated Edison, Inc.	993	93,084
Constellation Energy Corp.	31	9,299
Dominion Energy, Inc.	1,600	88,944
DTE Energy Co.	63	7,552
Duke Energy Corp.	876	98,103
Entergy Corp.	58	4,703
Evergy, Inc.	556	35,679
Exelon Corp.	31	1,240
FirstEnergy Corp.	95	3,781
Fortis, Inc. (Canada)	88	3,751
IDACORP, Inc.	113	12,423
NextEra Energy, Inc.	159	11,378
OGE Energy Corp.	1,819	76,816
PG&E Corp.	295	4,617
Pinnacle West Capital Corp.	591	51,393
Portland General Electric Co.	44	1,810
PPL Corp.	119	3,998
Public Service Enterprise Group, Inc.	59	4,929
Sempra	68	5,639
Southern (The) Co.	1,146	96,207
Talen Energy Corp.*	15	3,326
TransAlta Corp. (Canada)	193	2,216
Vistra Corp.	38	6,385
WEC Energy Group, Inc.	922	91,518
Xcel Energy, Inc.	1,169	78,557
		988,214
Electrical Equipment – 0.0%(e)
AAON, Inc.	25	2,910
Acuity Brands, Inc.	10	3,324
Allegion PLC	24	3,186
AMETEK, Inc.	28	5,168
Amphenol Corp., Class A	108	7,644
BWX Technologies, Inc.	27	3,049
Cognex Corp.	77	3,072

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Electrical Equipment (Continued)
Eaton Corp. PLC	31	$10,120
Fortive Corp.	53	4,310
Hubbell, Inc.	9	3,807
Lennox International, Inc.	6	3,555
nVent Electric PLC	46	2,994
Otis Worldwide Corp.	51	4,866
SPX Technologies, Inc.*	20	2,970
Trane Technologies PLC	20	7,255
		68,230
Engineering & Construction – 0.0%(e)
EMCOR Group, Inc.	8	3,585
Quanta Services, Inc.	17	5,229
		8,814
Entertainment Content – 1.5%
Electronic Arts, Inc.	33	4,056
Endeavor Group Holdings, Inc., Class A	79,119	2,419,459
Fox Corp., Class A	77	3,941
Netflix, Inc.*	29	28,326
Paramount Global, Class B(c)(d)	73,642	801,225
Walt Disney (The) Co.	135	15,263
		3,272,270
Food – 1.5%
BellRing Brands, Inc.*	40	3,094
Cal-Maine Foods, Inc.	201	21,688
Conagra Brands, Inc.	2,125	55,016
General Mills, Inc.	1,505	90,511
Hershey (The) Co.	27	4,030
Hormel Foods Corp.	375	11,242
Ingredion, Inc.	22	3,002
Kellanova(c)	35,156	2,873,300
Kraft Heinz (The) Co.	2,381	71,049
McCormick & Co., Inc. (Non Voting)	49	3,784
Mondelez International, Inc., Class A	892	51,727
Pilgrim's Pride Corp.*	66	3,071
Post Holdings, Inc.*	25	2,654
The Campbell's Co.	1,779	68,972
Tyson Foods, Inc., Class A	73	4,124
		3,267,264
Gas & Water Utilities – 0.0%(e)
American Water Works Co., Inc.	31	3,864
Atmos Energy Corp.	199	28,359
	Number of Shares	Value
Gas & Water Utilities (Continued)
Essential Utilities, Inc.	85	$3,016
NiSource, Inc.	93	3,469
		38,708
Health Care Facilities & Services – 2.2%
Amedisys, Inc.(c)*	35,851	3,316,217
Cardinal Health, Inc.	301	37,222
Chemed Corp.	5	2,810
Encompass Health Corp.	32	3,177
Ensign Group (The), Inc.	21	2,933
Labcorp Holdings, Inc.	16	3,997
Patterson Cos., Inc.(c)	39,550	1,224,072
Quest Diagnostics, Inc.	590	96,229
		4,686,657
Home Construction – 0.0%(e)
DR Horton, Inc.	36	5,108
Masco Corp.	46	3,647
PulteGroup, Inc.	34	3,869
		12,624
Household Products – 0.2%
Church & Dwight Co., Inc.	38	4,010
Clorox (The) Co.	246	39,035
Colgate-Palmolive Co.	340	29,478
Kenvue, Inc.	1,379	29,359
Kimberly-Clark Corp.	728	94,618
Procter & Gamble (The) Co.	697	115,695
		312,195
Industrial Intermediate Products – 0.0%(e)
Mueller Industries, Inc.	37	2,914
RBC Bearings, Inc.*	10	3,487
		6,401
Industrial Support Services – 0.8%
Applied Industrial Technologies, Inc.	12	3,121
Fastenal Co.	68	4,980
H&E Equipment Services, Inc.(d)	18,529	1,643,337
MSC Industrial Direct Co., Inc., Class A	35	2,814
W.W. Grainger, Inc.	5	5,313
Watsco, Inc.	8	3,829
		1,663,394
Institutional Financial Services – 0.0%(e)
CME Group, Inc.	381	90,114
Insurance – 0.8%
Aflac, Inc.	115	12,348
Berkshire Hathaway, Inc., Class B*	127	59,521

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Insurance (Continued)
Enstar Group Ltd.(c)*	5,115	$1,672,554
Old Republic International Corp.	2,253	82,415
		1,826,838
Internet Media & Services – 0.1%
Alphabet, Inc., Class A	303	61,818
Booking Holdings, Inc.	2	9,475
Meta Platforms, Inc., Class A	98	67,540
Reddit, Inc., Class A*	25	4,989
Spotify Technology S.A.*	17	9,325
VeriSign, Inc.*	18	3,870
		157,017
IT Services – 0.1%
Amdocs Ltd.	1,073	94,628
Booz Allen Hamilton Holding Corp.	27	3,483
CACI International, Inc., Class A*	7	2,704
CGI, Inc. (Canada)	36	4,241
Cognizant Technology Solutions Corp., Class A	62	5,122
Gartner, Inc.*	10	5,428
Genpact Ltd.	67	3,262
International Business Machines Corp.	391	99,979
Leidos Holdings, Inc.	25	3,551
Parsons Corp.*	32	2,537
		224,935
Leisure Facilities & Services – 1.5%
Chipotle Mexican Grill, Inc.*	124	7,235
Darden Restaurants, Inc.	475	92,739
Everi Holdings, Inc.(c)*	225,361	3,073,924
Hilton Worldwide Holdings, Inc.	24	6,146
McDonald's Corp.	53	15,301
Restaurant Brands International, Inc. (Canada)	66	4,062
Starbucks Corp.	418	45,010
Texas Roadhouse, Inc.	17	3,079
Vail Resorts, Inc.	258	43,891
Yum! Brands, Inc.	36	4,698
		3,296,085
Machinery – 0.0%(e)
CSW Industrials, Inc.	8	2,638
Donaldson Co., Inc.	43	3,061
Graco, Inc.	39	3,283
	Number of Shares	Value
Machinery (Continued)
IDEX Corp.	16	$3,589
Ingersoll Rand, Inc.	51	4,784
Lincoln Electric Holdings, Inc.	16	3,181
Nordson Corp.	15	3,303
Pentair PLC	34	3,525
Snap-on, Inc.	10	3,552
Toro (The) Co.	36	2,998
Veralto Corp.	39	4,032
Xylem, Inc.	36	4,465
		42,411
Medical Equipment & Devices – 0.5%
Abbott Laboratories	892	114,113
Agilent Technologies, Inc.	36	5,455
Alcon A.G.	60	5,465
Becton Dickinson & Co.	28	6,933
Bio-Techne Corp.	43	3,163
Boston Scientific Corp.*	112	11,464
Cooper (The) Cos., Inc.*	39	3,765
Danaher Corp.	55	12,251
Edwards Lifesciences Corp.*	68	4,927
Glaukos Corp.*	19	2,972
Hologic, Inc.*	47	3,391
IDEXX Laboratories, Inc.*	11	4,642
Inari Medical, Inc.(d)*	10,269	818,131
Intuitive Surgical, Inc.*	26	14,869
Medtronic PLC	1,057	95,997
Mettler-Toledo International, Inc.*	3	4,093
Penumbra, Inc.*	12	3,204
ResMed, Inc.	20	4,724
STERIS PLC	18	3,972
Stryker Corp.	29	11,347
Thermo Fisher Scientific, Inc.	28	16,737
West Pharmaceutical Services, Inc.	12	4,099
Zimmer Biomet Holdings, Inc.	36	3,941
		1,159,655
Metals & Mining – 0.0%(e)
Franco-Nevada Corp. (Canada)	32	4,351
Royal Gold, Inc.	22	3,076
		7,427
Oil & Gas Supply Chain – 1.8%
Canadian Natural Resources Ltd. (Canada)	212	6,434
Cheniere Energy, Inc.	25	5,591

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Oil & Gas Supply Chain (Continued)
Chevron Corp.	708	$105,627
DT Midstream, Inc.	459	46,396
Enbridge, Inc. (Canada)	190	8,216
EOG Resources, Inc.	85	10,692
Expand Energy Corp.	38	3,861
Exxon Mobil Corp.	1,118	119,436
Hess Corp.(c)	25,041	3,481,450
Kinder Morgan, Inc.	983	27,013
Murphy USA, Inc.	6	3,017
ONEOK, Inc.	302	29,345
Pembina Pipeline Corp. (Canada)	101	3,647
TC Energy Corp. (Canada)	116	5,226
Williams (The) Cos., Inc.	1,376	76,272
		3,932,223
Oil, Gas Services & Equipment – 1.5%
ChampionX Corp.	116,521	3,337,161
Publishing & Broadcasting – 0.0%(e)
New York Times (The) Co., Class A	56	3,041
News Corp., Class A	125	3,515
		6,556
Real Estate Investment Trusts – 0.9%
Camden Property Trust	58	6,595
CubeSmart	83	3,461
Equinix, Inc.	8	7,309
Equity Residential	497	35,103
Mid-America Apartment Communities, Inc.	450	68,661
Phillips Edison & Co., Inc.	12	436
Public Storage	79	23,580
Regency Centers Corp.	912	65,518
Retail Opportunity Investments Corp.	96,237	1,681,261
Simon Property Group, Inc.	48	8,345
UDR, Inc.	362	15,110
		1,915,379
Real Estate Owners & Developers – 0.4%
McGrath RentCorp	7,834	960,997
Retail - Consumer Staples – 0.7%
Albertsons Cos., Inc., Class A(d)	70,008	1,403,660
Casey's General Stores, Inc.	8	3,374
Costco Wholesale Corp.	29	28,417
Kroger (The) Co.	84	5,178
	Number of Shares	Value
Retail - Consumer Staples (Continued)
Sprouts Farmers Market, Inc.*	25	$3,958
Walmart, Inc.	511	50,160
		1,494,747
Retail - Discretionary – 0.1%
Best Buy Co., Inc.	697	59,844
Genuine Parts Co.	28	3,255
Home Depot (The), Inc.	66	27,191
Lowe's Cos., Inc.	44	11,442
Lululemon Athletica, Inc.*	14	5,799
O'Reilly Automotive, Inc.*	6	7,766
TJX (The) Cos., Inc.	87	10,857
Tractor Suppy Co.	78	4,240
Ulta Beauty, Inc.*	9	3,709
		134,103
Semiconductors – 0.0%(e)
Analog Devices, Inc.	41	8,688
Applied Materials, Inc.	64	11,542
NVIDIA Corp.	418	50,189
Onto Innovation, Inc.*	18	3,686
Teradyne, Inc.	29	3,358
Texas Instruments, Inc.	69	12,738
		90,201
Software – 3.8%
ANSYS, Inc.(c)*	6,760	2,369,380
Appfolio, Inc., Class A*	12	2,807
Cadence Design Systems, Inc.*	25	7,440
Clearwater Analytics Holdings, Inc., Class A*	101	2,844
CyberArk Software Ltd.*	11	4,081
Descartes Systems Group (The), Inc. (Canada)*	26	3,012
Guidewire Software, Inc.*	19	4,014
HashiCorp, Inc., Class A*	92,501	3,163,534
Manhattan Associates, Inc.*	12	2,503
Matterport, Inc.*	157,852	822,409
Microsoft Corp.	135	56,033
Paycor HCM, Inc.(c)(d)*	27,762	614,373
Roper Technologies, Inc.	11	6,332
Shopify, Inc., Class A (Canada)*	101	11,797
Synopsys, Inc.*	14	7,357
Tyler Technologies, Inc.*	7	4,211
Veeva Systems, Inc., Class A*	21	4,898

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Software (Continued)
Workday, Inc., Class A*	25	$6,552
Zuora, Inc., Class A*	129,424	1,291,652
		8,385,229
Specialty Finance – 0.1%
Broadridge Financial Solutions, Inc. ADR	18	4,288
FactSet Research Systems, Inc.	7	3,321
Fair Isaac Corp.*	3	5,621
Fiserv, Inc.*	46	9,938
Jack Henry & Associates, Inc.	18	3,133
Mastercard, Inc., Class A	60	33,326
Moody's Corp.	16	7,991
MSCI, Inc.	9	5,371
S&P Global, Inc.	24	12,514
Verisk Analytics, Inc.	17	4,886
Visa, Inc., Class A	131	44,776
		135,165
Steel – 0.6%
Reliance, Inc.	13	3,763
United States Steel Corp.	34,836	1,283,707
		1,287,470
Technology Hardware – 1.7%
Apple, Inc.	227	53,572
Arista Networks, Inc.*	98	11,292
Cisco Systems, Inc.	1,761	106,717
Corning, Inc.	928	48,330
Garmin Ltd.	23	4,965
Juniper Networks, Inc.	74,404	2,593,723
Motorola Solutions, Inc.	15	7,039
Spirent Communications PLC (United Kingdom)*	374,386	857,844
Teledyne Technologies, Inc.*	8	4,091
		3,687,573
Telecommunications – 1.0%
AT&T, Inc.	3,939	93,472
BCE, Inc. (Canada)	167	3,973
Frontier Communications Parent, Inc.(c)*	55,026	1,967,730
GCI Liberty Escrow, Inc., Class A(f)*	31,520	—
TELUS Corp. (Canada)	274	3,970
T-Mobile U.S., Inc.	81	18,871
Verizon Communications, Inc.	321	12,644
		2,100,660
	Number of Shares	Value
Tobacco & Cannabis – 0.1%
Altria Group, Inc.	150	$7,835
Philip Morris International, Inc.	832	108,326
		116,161
Transportation & Logistics – 0.5%
Air Transport Services Group, Inc.*	37,092	824,184
Canadian National Railway Co. (Canada)	64	6,689
Canadian Pacific Kansas City Ltd. (Canada)	92	7,323
CSX Corp.	194	6,377
Expeditors International of Washington, Inc.	30	3,407
FedEx Corp.	43	11,389
JB Hunt Transport Services, Inc.	20	3,424
Kirby Corp.*	26	2,838
Landstar System, Inc.	16	2,635
Norfolk Southern Corp.	24	6,127
Old Dominion Freight Line, Inc.	27	5,011
Union Pacific Corp.	211	52,284
United Parcel Service, Inc., Class B	689	78,705
		1,010,393
Transportation Equipment – 0.0%(e)
Allison Transmission Holdings, Inc.	28	3,291
Cummins, Inc.	15	5,344
Westinghouse Air Brake Technologies Corp.	23	4,782
		13,417
Wholesale - Consumer Staples – 0.0%(e)
Sysco Corp.	62	4,521
US Foods Holding Corp.*	49	3,476
		7,997
Wholesale - Discretionary – 0.0%(e)
Copart, Inc.*	99	5,735
Total Common Stocks (Cost $62,994,190)		62,823,831

Par
Convertible Bonds – 24.5%
Asset Management – 1.2%
Capital Southwest Corp., 5.13%, 11/15/29	$499,000	485,527

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Asset Management (Continued)
Core Scientific, Inc., 3.00%, 9/01/29(b)(c)	$242,000	$335,896
MARA Holdings, Inc.,
0.00%, 6/01/31(b)(g)	240,000	203,349
2.13%, 9/01/31(b)(c)	252,000	293,613

Riot Platforms, Inc., 0.75%, 1/15/30(b)	241,000	247,947
WisdomTree, Inc., 5.75%, 8/15/28(c)	856,000	1,048,600
		2,614,932
Automotive – 0.4%
indie Semiconductor, Inc., 4.50%, 11/15/27(b)	484,000	444,372
Rivian Automotive, Inc., 4.63%, 3/15/29(c)	375,000	372,111
		816,483
Biotechnology & Pharmaceuticals – 1.9%
Ascendis Pharma A/S, 2.25%, 4/01/28(c)	282,000	302,719
Bridgebio Pharma, Inc., 2.25%, 2/01/29(c)	808,000	717,450
Collegium Pharmaceutical, Inc., 2.88%, 2/15/29(c)	616,000	687,995
Guardant Health, Inc., 0.00%, 11/15/27(c)(g)	120,000	105,672
Jazz Investments I Ltd., 3.13%, 9/15/30(b)	418,000	452,485
Mirum Pharmaceuticals, Inc., 4.00%, 5/01/29	548,000	940,391
Pacira BioSciences, Inc., 2.13%, 5/15/29(b)(c)	300,000	298,320
Travere Therapeutics, Inc., 2.25%, 3/01/29	531,000	538,511
		4,043,543
Cable & Satellite – 1.1%
Cable One, Inc., 1.13%, 3/15/28(c)	1,440,000	1,187,136
Liberty Broadband Corp., 3.13%, 3/31/53(b)	342,000	338,409
Sirius XM Holdings, Inc., 3.75%, 3/15/28(c)	879,000	932,179
		2,457,724
Commercial Support Services – 0.5%
Alarm.com Holdings, Inc., 2.25%, 6/01/29(b)(c)	215,000	212,891
CSG Systems International, Inc., 3.88%, 9/15/28	745,000	785,886
		998,777
	Par	Value
E-Commerce Discretionary – 0.4%
Wayfair, Inc., 1.00%, 8/15/26(c)	$1,029,000	$947,709
Electric Utilities – 0.9%
CenterPoint Energy, Inc., 4.25%, 8/15/26(c)	544,000	560,592
Duke Energy Corp., 4.13%, 4/15/26	573,000	594,774
PG&E Corp., 4.25%, 12/01/27	760,000	773,286
		1,928,652
Electrical Equipment – 0.1%
OSI Systems, Inc., 2.25%, 8/01/29(b)(c)	190,000	227,271
Entertainment Content – 0.5%
Sphere Entertainment Co., 3.50%, 12/01/28	704,000	1,063,040
Health Care Facilities & Services – 0.3%
Accolade, Inc., 0.50%, 4/01/26	200,000	194,952
Teladoc Health, Inc., 1.25%, 6/01/27	507,000	450,723
		645,675
Household Products – 0.2%
Spectrum Brands, Inc., 3.38%, 6/01/29(b)(c)	447,000	436,942
Institutional Financial Services – 0.1%
Coinbase Global, Inc., 0.25%, 4/01/30(b)(c)	219,000	255,355
Internet Media & Services – 2.4%
Airbnb, Inc., 0.00%, 3/15/26(c)(g)	456,000	430,453
fuboTV, Inc., 3.25%, 2/15/26	674,000	647,916
Liberty TripAdvisor Holdings, Inc., 0.50%, 6/30/51(b)(c)	2,617,000	2,587,690
Snap, Inc., 0.00%, 5/01/27(c)(g)	1,095,000	960,862
Ziff Davis, Inc.,
1.75%, 11/01/26	417,000	390,416
3.63%, 3/01/28(b)	224,000	217,840
		5,235,177
IT Services – 0.0%(e)
Pagaya Technologies Ltd., 6.13%, 10/01/29(b)	69,000	70,937
Leisure Facilities & Services – 1.5%
DraftKings Holdings, Inc., 0.00%, 3/15/28(c)(g)	489,000	422,252

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Leisure Facilities & Services (Continued)
Live Nation Entertainment, Inc., 3.13%, 1/15/29(c)	$734,000	$1,086,760
Marriott Vacations Worldwide Corp., 3.25%, 12/15/27(c)	890,000	832,595
NCL Corp. Ltd., 2.50%, 2/15/27	694,000	760,277
Shake Shack, Inc., 0.00%, 3/01/28(c)(g)	198,000	196,144
		3,298,028
Leisure Products – 0.1%
Peloton Interactive, Inc., 0.00%, 2/15/26(g)	126,000	117,180
Medical Equipment & Devices – 2.1%
CONMED Corp., 2.25%, 6/15/27(c)	948,000	892,542
Dexcom, Inc., 0.38%, 5/15/28(c)	241,000	222,127
Enovis Corp., 3.88%, 10/15/28(c)	861,000	941,073
Exact Sciences Corp., 0.38%, 3/15/27(c)	700,000	656,250
Haemonetics Corp.,
0.00%, 3/01/26(c)(g)	659,000	623,612
2.50%, 6/01/29(b)	221,000	211,939

Integer Holdings Corp., 2.13%, 2/15/28(c)	509,000	865,809
LeMaitre Vascular, Inc., 2.50%, 2/01/30(b)	119,000	126,199
Omnicell, Inc., 1.00%, 12/01/29(b)	57,000	59,850
		4,599,401
Metals & Mining – 1.4%
Centrus Energy Corp., 2.25%, 11/01/30(b)(c)	383,000	417,968
Century Aluminum Co., 2.75%, 5/01/28(c)	416,000	493,499
Equinox Gold Corp., 4.75%, 10/15/28	824,000	997,040
First Majestic Silver Corp., 0.38%, 1/15/27(c)	347,000	313,862
Fortuna Mining Corp., 3.75%, 6/30/29(b)	360,000	400,680
MP Materials Corp., 0.25%, 4/01/26(b)(c)	333,000	316,183
SSR Mining, Inc., 2.50%, 4/01/39(c)	233,000	226,243
		3,165,475
Oil & Gas Supply Chain – 0.4%
Kosmos Energy Ltd., 3.13%, 3/15/30(b)(c)	1,065,000	909,936
	Par	Value
Real Estate Investment Trusts – 0.6%
Pebblebrook Hotel Trust, 1.75%, 12/15/26(c)	$1,170,000	$1,091,142
Summit Hotel Properties, Inc., 1.50%, 2/15/26(c)	329,000	316,662
		1,407,804
Real Estate Services – 0.2%
Anywhere Real Estate Group LLC/Realogy Co-Issuer Corp., 0.25%, 6/15/26(c)	411,000	368,256
Renewable Energy – 0.4%
Array Technologies, Inc., 1.00%, 12/01/28	283,000	219,325
Enphase Energy, Inc., 0.00%, 3/01/28(c)(g)	232,000	190,704
Fluence Energy, Inc., 2.25%, 6/15/30(b)	240,000	221,917
Sunnova Energy International, Inc., 0.25%, 12/01/26	603,000	317,562
		949,508
Semiconductors – 0.2%
Wolfspeed, Inc., 1.75%, 5/01/26	406,000	361,340
Software – 2.7%
Bentley Systems, Inc., 0.38%, 7/01/27(c)	433,000	392,731
Dayforce, Inc., 0.25%, 3/15/26(c)	333,000	321,012
DigitalOcean Holdings, Inc., 0.00%, 12/01/26(c)(g)	724,000	653,917
Evolent Health, Inc., 3.50%, 12/01/29	927,000	781,554
Guidewire Software, Inc., 1.25%, 11/01/29(b)	139,000	150,467
Jamf Holding Corp., 0.13%, 9/01/26(c)	725,000	675,622
MicroStrategy, Inc., 0.00%, 12/01/29(b)(g)	413,000	358,509
Progress Software Corp., 3.50%, 3/01/30(b)(c)	580,000	635,100
PROS Holdings, Inc., 2.25%, 9/15/27(c)	521,000	502,504
Snowflake, Inc., 0.00%, 10/01/27(b)(c)(g)	211,000	276,410
Veradigm, Inc., 0.88%, 1/01/27	299,000	316,753
Verint Systems, Inc., 0.25%, 4/15/26(c)	852,000	803,010
		5,867,589

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Specialty Finance – 3.1%
Affirm Holdings, Inc.,
0.00%, 11/15/26(c)(g)	$849,000	$774,203
0.75%, 12/15/29(b)	119,000	116,323

Blackstone Mortgage Trust, Inc., 5.50%, 3/15/27	833,000	803,845
Block, Inc., 0.25%, 11/01/27(c)	645,000	562,118
EZCORP, Inc., 3.75%, 12/15/29(b)(c)	248,000	317,440
PennyMac Corp., 5.50%, 3/15/26	1,041,000	1,021,221
PennyMac Mortgage Investment Trust, 8.50%, 6/01/29(b)	298,000	299,490
Redwood Trust, Inc., 7.75%, 6/15/27(c)	1,728,000	1,696,896
Repay Holdings Corp.,
0.00%, 2/01/26(b)(g)	164,000	153,668
2.88%, 7/15/29(b)(c)	255,000	236,640

Upstart Holdings, Inc., 2.00%, 10/01/29(b)	421,000	683,072
		6,664,916
Technology Hardware – 0.9%
3D Systems Corp., 0.00%, 11/15/26(g)	531,000	466,325
Applied Optoelectronics, Inc., 2.75%, 1/15/30	284,000	269,848
Lumentum Holdings, Inc., 0.50%, 6/15/28	269,000	264,898
Western Digital Corp., 3.00%, 11/15/28(c)	674,000	948,555
		1,949,626
Transportation & Logistics – 0.5%
Air Transport Services Group, Inc., 3.88%, 8/15/29(c)	588,000	584,178
CryoPort, Inc., 0.75%, 12/01/26(b)(c)	612,000	550,800
		1,134,978
Transportation Equipment – 0.4%
Greenbrier (The) Cos., Inc., 2.88%, 4/15/28(c)	756,000	974,106
Total Convertible Bonds (Cost $51,110,615)		53,510,360

	Number of Shares	Value
Convertible Preferred Stocks – 2.1%
Asset Management – 0.7%
AMG Capital Trust II, 5.15%(c)	15,282	$840,510
Apollo Global Management, Inc., 6.75%	4,097	364,961
Ares Management Corp., 6.75%	5,317	322,689
		1,528,160
Chemicals – 0.3%
Lyondellbasell Advanced Polymers, Inc., 6.00%	669	588,720
Electric Utilities – 0.1%
PG&E Corp., 3.00%*	3,167	133,742
Industrial Intermediate Products – 0.3%
Chart Industries, Inc., 6.75%	8,900	691,975
Technology Hardware – 0.7%
Hewlett Packard Enterprise Co., 7.63%	10,646	650,790
MicroStrategy, Inc., 8.00%*	3,789	306,909
NCR Voyix Corp., (100% Cash), 5.50%(h)	556	572,485
		1,530,184
Total Convertible Preferred Stocks (Cost $4,139,899)		4,472,781

	Par
Corporate Bonds – 19.4%
Advertising & Marketing – 0.0%(e)
Advantage Sales & Marketing, Inc., 6.50%, 11/15/28(b)	$68,000	64,409
Interpublic (The) Group of Cos., Inc, 2.40%, 3/01/31	5,000	4,277
		68,686
Aerospace & Defense – 0.4%
Boeing (The) Co.,
2.20%, 2/04/26	30,000	29,226
6.30%, 5/01/29	35,000	36,410
5.15%, 5/01/30	55,000	54,651
6.53%, 5/01/34	25,000	26,411

General Dynamics Corp., 3.75%, 5/15/28	70,000	68,135
Hexcel Corp., 4.20%, 2/15/27	60,000	58,712
Lockheed Martin Corp.,
3.90%, 6/15/32	105,000	97,544

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Aerospace & Defense (Continued)
Lockheed Martin Corp.,
5.25%, 1/15/33	$170,000	$171,856
4.75%, 2/15/34	320,000	310,215
RTX Corp.,
5.75%, 1/15/29	15,000	15,506
6.00%, 3/15/31	30,000	31,507
		900,173
Apparel & Textile Products – 0.1%
Tapestry, Inc.,
3.05%, 3/15/32	37,000	31,746
5.50%, 3/11/35	35,000	34,495

Wolverine World Wide, Inc., 4.00%, 8/15/29(b)	83,000	73,710
		139,951
Asset Management – 0.5%
Ameriprise Financial, Inc.,
5.70%, 12/15/28	100,000	103,454
5.15%, 5/15/33	85,000	84,746
Ares Capital Corp.,
2.15%, 7/15/26	48,000	46,075
2.88%, 6/15/27	60,000	57,108
2.88%, 6/15/28	100,000	92,525

Barings BDC, Inc., 3.30%, 11/23/26	35,000	33,691
Blue Owl Capital Corp., 5.95%, 3/15/29	30,000	30,186
Blue Owl Finance LLC, 6.25%, 4/18/34	70,000	71,921
Charles Schwab (The) Corp.,
1.15%, 5/13/26	50,000	47,882
5.88%, 8/24/26	75,000	76,371
(SOFR + 2.01%), 6.14%, 8/24/34(i)	40,000	42,039
FS KKR Capital Corp.,
2.63%, 1/15/27	235,000	223,231
3.25%, 7/15/27	10,000	9,513
3.13%, 10/12/28	20,000	18,204
7.88%, 1/15/29	20,000	21,316
6.13%, 1/15/30	40,000	39,959
Golub Capital BDC, Inc.,
2.50%, 8/24/26	10,000	9,579
6.00%, 7/15/29	120,000	120,641

Main Street Capital Corp., 6.95%, 3/01/29	55,000	57,160
		1,185,601
Automotive – 0.3%
American Honda Finance Corp., 4.90%, 3/13/29	65,000	65,040
	Par	Value
Automotive (Continued)
Ford Motor Credit Co. LLC, 6.80%, 11/07/28	$230,000	$238,831
Garrett Motion Holdings, Inc./Garrett LX I S.a.r.l., 7.75%, 5/31/32(b)	71,000	72,336
General Motors Financial Co., Inc.,
2.35%, 2/26/27	170,000	161,502
5.80%, 1/07/29	10,000	10,185

Lear Corp., 3.80%, 9/15/27	60,000	58,501
Phinia, Inc., 6.63%, 10/15/32(b)	40,000	40,083
		646,478
Banking – 2.4%
Bank of America Corp.,
(SOFR + 1.15%), 1.32%, 6/19/26(i)	210,000	207,299
(SOFR + 1.75%), 4.83%, 7/22/26(i)	55,000	55,016
(SOFR + 1.05%), 2.55%, 2/04/28(i)	25,000	23,929
(SOFR + 2.04%), 4.95%, 7/22/28(i)	85,000	85,265
(SOFR + 1.99%), 6.20%, 11/10/28(i)	125,000	129,504
(3M CME Term SOFR + 1.25%), 2.50%, 2/13/31(i)	275,000	243,496
(SOFR + 1.32%), 2.69%, 4/22/32(i)	50,000	43,382
(SOFR + 1.21%), 2.57%, 10/20/32(i)	30,000	25,522
(SOFR + 1.33%), 2.97%, 2/04/33(i)	50,000	43,241
(SOFR + 1.91%), 5.29%, 4/25/34(i)	80,000	79,568
(SOFR + 1.65%), 5.47%, 1/23/35(i)	70,000	70,168
(SOFR + 1.31%), 5.51%, 1/24/36(i)	110,000	110,610
Citigroup, Inc.,
4.45%, 9/29/27	100,000	98,888
(SOFR + 1.36%), 5.17%, 2/13/30(i)	50,000	50,141
(SOFR + 2.11%), 2.57%, 6/03/31(i)	375,000	329,455
(SOFR + 1.94%), 3.79%, 3/17/33(i)	220,000	198,537
(SOFR + 2.06%), 5.83%, 2/13/35(i)	200,000	198,902
(SOFR + 1.83%), 6.02%, 1/24/36(i)	80,000	80,316

Fifth Third Bancorp, (SOFR + 2.34%), 6.34%, 7/27/29(i)	30,000	31,215

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Banking (Continued)
JP Morgan Chase & Co.,
(SOFR + 0.80%), 1.05%, 11/19/26(i)	$180,000	$174,868
(3M CME Term SOFR + 0.70%), 1.04%, 2/04/27(i)	205,000	197,650
(SOFR + 0.77%), 1.47%, 9/22/27(i)	95,000	90,156
(SOFR + 1.99%), 4.85%, 7/25/28(i)	245,000	245,362
(SOFR + 1.26%), 2.96%, 1/25/33(i)	45,000	39,129
(SOFR + 2.08%), 4.91%, 7/25/33(i)	75,000	73,525
(SOFR + 1.85%), 5.35%, 6/01/34(i)	134,000	134,357
(SOFR + 1.46%), 5.29%, 7/22/35(i)	57,000	56,529
(SOFR + 1.32%), 5.50%, 1/24/36(i)	35,000	35,208

M&T Bank Corp., (SOFR + 2.80%), 7.41%, 10/30/29(i)	270,000	290,098
PNC Financial Services Group (The), Inc.,
(SOFR Index + 1.73%), 6.62%, 10/20/27(i)	180,000	185,541
(SOFR + 1.84%), 5.58%, 6/12/29(i)	40,000	40,850
2.55%, 1/22/30	180,000	160,780
(SOFR + 1.90%), 5.68%, 1/22/35(i)	80,000	81,265
(SOFR + 1.60%), 5.40%, 7/23/35(i)	35,000	34,784

Popular, Inc., 7.25%, 3/13/28	38,000	39,610
Santander Holdings USA, Inc., (SOFR + 2.14%), 6.34%, 5/31/35(i)	67,000	68,571
Truist Financial Corp.,
(SOFR + 0.86%), 1.89%, 6/07/29(i)	36,000	32,556
(SOFR + 1.92%), 5.71%, 1/24/35(i)	65,000	65,647
Wells Fargo & Co.,
(SOFR + 1.51%), 3.53%, 3/24/28(i)	161,000	156,552
(SOFR + 1.07%), 5.71%, 4/22/28(i)	165,000	167,724
(3M CME Term SOFR + 1.57%), 3.58%, 5/22/28(i)	1,000	972
(SOFR + 1.98%), 4.81%, 7/25/28(i)	176,000	175,598
(SOFR + 1.11%), 5.24%, 1/24/31(i)	104,000	104,529
	Par	Value
Banking (Continued)
Wells Fargo & Co.,
(SOFR + 1.50%), 3.35%, 3/02/33(i)	$1,000	$882
(SOFR + 1.99%), 5.56%, 7/25/34(i)	170,000	170,536
(SOFR + 1.78%), 5.50%, 1/23/35(i)	100,000	99,972
(SOFR + 1.38%), 5.21%, 12/03/35(i)	140,000	136,961
		5,164,666
Beverages – 0.1%
Coca-Cola (The) Co., 5.00%, 5/13/34	90,000	89,865
Constellation Brands, Inc., 4.35%, 5/09/27	65,000	64,411
		154,276
Biotechnology & Pharmaceuticals – 0.5%
AbbVie, Inc., 5.05%, 3/15/34	105,000	104,161
Amgen, Inc., 5.25%, 3/02/30	108,000	109,393
Bausch Health Cos., Inc.,
6.13%, 2/01/27(b)	86,000	78,622
11.00%, 9/30/28(b)	84,000	78,342
14.00%, 10/15/30(b)	33,000	30,066

Eli Lilly & Co., 4.70%, 2/27/33	8,000	7,868
Merck & Co., Inc., 4.50%, 5/17/33	210,000	202,798
Organon & Co./Organon Foreign Debt Co-Issuer B.V.,
5.13%, 4/30/31(b)	96,000	86,903
7.88%, 5/15/34(b)	50,000	50,979

Pfizer Investment Enterprises Pte. Ltd., 4.45%, 5/19/28	30,000	29,853
Regeneron Pharmaceuticals, Inc., 1.75%, 9/15/30	230,000	192,267
Zoetis, Inc.,
3.00%, 9/12/27	140,000	134,348
2.00%, 5/15/30	20,000	17,314
		1,122,914
Cable & Satellite – 0.4%
Cable One, Inc., 4.00%, 11/15/30(b)	75,000	61,314
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.25%, 2/01/31(b)	29,000	25,727
7.38%, 3/01/31(b)	90,000	92,142
4.75%, 2/01/32(b)	135,000	120,130

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Cable & Satellite (Continued)
CCO Holdings LLC/CCO Holdings Capital Corp.,
4.50%, 5/01/32	$50,000	$43,370
4.50%, 6/01/33(b)	81,000	68,725
4.25%, 1/15/34(b)	115,000	93,952

Comcast Corp., 4.80%, 5/15/33	110,000	106,617
Directv Financing LLC, 8.88%, 2/01/30(b)	44,000	43,523
Directv Financing LLC/Directv Financing Co-Obligor, Inc., 5.88%, 8/15/27(b)	141,000	139,630
GCI LLC, 4.75%, 10/15/28(b)	57,000	53,776
		848,906
Chemicals – 0.3%
Chemours (The) Co., 8.00%, 1/15/33(b)	51,000	50,577
CVR Partners L.P./CVR Nitrogen Finance Corp., 6.13%, 6/15/28(b)	67,000	66,013
Eastman Chemical Co., 5.63%, 2/20/34	60,000	60,162
Ecolab, Inc., 2.13%, 2/01/32	20,000	16,667
LSB Industries, Inc., 6.25%, 10/15/28(b)	52,000	51,213
LYB International Finance II B.V., 3.50%, 3/02/27	30,000	29,257
PPG Industries, Inc., 1.20%, 3/15/26	165,000	158,814
Rain Carbon, Inc., 12.25%, 9/01/29(b)	108,000	114,512
Sherwin-Williams (The) Co., 4.80%, 9/01/31	60,000	59,224
SK Invictus Intermediate II S.a.r.l., 5.00%, 10/30/29(b)	70,000	66,173
		672,612
Commercial Support Services – 0.4%
Cintas Corp. No. 2, 4.00%, 5/01/32	60,000	56,338
CoreCivic, Inc., 8.25%, 4/15/29	30,000	31,725
Deluxe Corp.,
8.00%, 6/01/29(b)	61,000	59,760
8.13%, 9/15/29(b)	145,000	149,134
GEO Group (The), Inc.,
8.63%, 4/15/29	62,000	65,461
10.25%, 4/15/31	170,000	186,158

Republic Services, Inc., 5.20%, 11/15/34	165,000	164,435
	Par	Value
Commercial Support Services (Continued)
Waste Connections, Inc.,
2.60%, 2/01/30	$5,000	$4,492
3.20%, 6/01/32	55,000	48,407

Waste Management, Inc., 4.95%, 7/03/31	125,000	125,413
		891,323
Construction Materials – 0.1%
CRH America Finance, Inc., 5.50%, 1/09/35	200,000	201,237
Eagle Materials, Inc., 2.50%, 7/01/31	88,000	75,452
Martin Marietta Materials, Inc., 5.15%, 12/01/34	25,000	24,514
		301,203
Consumer Services – 0.1%
Adtalem Global Education, Inc., 5.50%, 3/01/28(b)	13,000	12,794
PROG Holdings, Inc., 6.00%, 11/15/29(b)	57,000	55,107
Upbound Group, Inc., 6.38%, 2/15/29(b)	48,000	47,018
		114,919
Containers & Packaging – 0.4%
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC, 4.00%, 9/01/29(b)	136,000	118,699
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc.,
4.13%, 8/15/26(b)	82,000	72,160
5.25%, 8/15/27(b)	57,000	31,511

Graham Packaging Co., Inc., 7.13%, 8/15/28(b)	54,000	53,726
Packaging Corp. of America, 5.70%, 12/01/33	165,000	168,204
Pactiv Evergreen Group Issuer, Inc./Pactiv Evergreen Group Issuer LLC, 4.00%, 10/15/27(b)	457,000	457,755
		902,055
Diversified Industrials – 0.0%(e)
Honeywell International, Inc., 4.50%, 1/15/34	80,000	76,338
E-Commerce Discretionary – 0.0%(e)
Wayfair LLC, 7.25%, 10/31/29(b)	75,000	76,530

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Electric Utilities – 0.8%
AEP Texas, Inc., 3.95%, 6/01/28	$50,000	$48,456
AES (The) Corp., 5.45%, 6/01/28	30,000	30,237
Appalachian Power Co., 4.50%, 8/01/32	50,000	47,255
Arizona Public Service Co., 2.20%, 12/15/31	10,000	8,271
Black Hills Corp., 3.15%, 1/15/27	20,000	19,364
CenterPoint Energy Houston Electric LLC, 4.45%, 10/01/32	30,000	28,630
CenterPoint Energy, Inc., 5.25%, 8/10/26	22,000	22,171
Commonwealth Edison Co., 5.30%, 6/01/34	50,000	50,195
Consolidated Edison Co. of New York, Inc., 5.38%, 5/15/34	50,000	50,566
Dominion Energy, Inc., 3.38%, 4/01/30	50,000	46,041
DTE Electric Co., 5.20%, 4/01/33	50,000	49,918
Duke Energy Carolinas LLC, 4.95%, 1/15/33	20,000	19,693
Duke Energy Corp.,
2.65%, 9/01/26	100,000	97,000
3.40%, 6/15/29	50,000	46,964
5.75%, 9/15/33	26,000	26,664
Duke Energy Progress LLC,
3.40%, 4/01/32	20,000	17,959
5.25%, 3/15/33	10,000	9,997

Entergy Louisiana LLC, 1.60%, 12/15/30	90,000	74,550
Evergy Kansas Central, Inc., 5.90%, 11/15/33	10,000	10,364
Eversource Energy, 5.13%, 5/15/33	50,000	48,683
Florida Power & Light Co.,
2.45%, 2/03/32	30,000	25,357
4.80%, 5/15/33	15,000	14,613
Georgia Power Co.,
4.65%, 5/16/28	30,000	29,932
4.70%, 5/15/32	20,000	19,452

Interstate Power and Light Co., 5.70%, 10/15/33	14,000	14,290
ITC Holdings Corp., 3.35%, 11/15/27	10,000	9,642
	Par	Value
Electric Utilities (Continued)

National Rural Utilities Cooperative Finance Corp., 2.40%, 3/15/30	$50,000	$44,438
NextEra Energy Capital Holdings, Inc.,
5.30%, 3/15/32	25,000	24,952
5.25%, 3/15/34	50,000	49,273

NRG Energy, Inc., 7.00%, 3/15/33(b)	110,000	118,260
Ohio Power Co., 5.65%, 6/01/34	5,000	5,029
Oncor Electric Delivery Co. LLC,
4.30%, 5/15/28	25,000	24,709
5.65%, 11/15/33	10,000	10,248
Pacific Gas and Electric Co.,
2.50%, 2/01/31	80,000	67,277
6.40%, 6/15/33	29,000	29,872
PacifiCorp,
2.70%, 9/15/30	20,000	17,582
5.30%, 2/15/31	10,000	10,038

PECO Energy Co., 4.90%, 6/15/33	40,000	39,266
PPL Capital Funding, Inc., 3.10%, 5/15/26	20,000	19,586
PPL Electric Utilities Corp.,
5.00%, 5/15/33	10,000	9,879
4.85%, 2/15/34	25,000	24,409
Public Service Co. of Colorado,
4.10%, 6/01/32	25,000	23,369
5.35%, 5/15/34	30,000	29,965

Public Service Co. of Oklahoma, 5.20%, 1/15/35	20,000	19,427
Public Service Electric and Gas Co.,
4.65%, 3/15/33	10,000	9,688
5.20%, 8/01/33	20,000	20,062
4.85%, 8/01/34	10,000	9,712

Public Service Enterprise Group, Inc., 1.60%, 8/15/30	10,000	8,350
San Diego Gas & Electric Co., 4.95%, 8/15/28	45,000	45,038
Sempra, 5.50%, 8/01/33	10,000	9,954
Southern (The) Co., 5.20%, 6/15/33	50,000	49,424
Southern California Edison Co.,
5.45%, 6/01/31	50,000	49,765

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Electric Utilities (Continued)
Southern California Edison Co.,
5.95%, 11/01/32	$11,000	$11,075
2.95%, 2/01/51	6,000	3,562
5.88%, 12/01/53	10,000	9,387

Southwestern Electric Power Co., 5.30%, 4/01/33	10,000	9,891
Union Electric Co., 2.95%, 3/15/30	70,000	63,911
Virginia Electric and Power Co., 2.30%, 11/15/31	45,000	37,916
WEC Energy Group, Inc., 5.60%, 9/12/26	7,000	7,091
Wisconsin Electric Power Co., 1.70%, 6/15/28	10,000	9,101
Wisconsin Power and Light Co., 1.95%, 9/16/31	5,000	4,108
Xcel Energy, Inc., 4.60%, 6/01/32	10,000	9,537
		1,801,415
Electrical Equipment – 0.0%(e)
Keysight Technologies, Inc., 4.95%, 10/15/34	25,000	24,009
Engineering & Construction – 0.1%
Brundage-Bone Concrete Pumping Holdings, Inc., 7.50%, 2/01/32(b)	32,000	32,399
Quanta Services, Inc.,
2.90%, 10/01/30	110,000	97,941
2.35%, 1/15/32	30,000	24,870

Tutor Perini Corp., 11.88%, 4/30/29(b)	40,000	44,669
		199,879
Entertainment Content – 0.2%
AppLovin Corp.,
5.13%, 12/01/29	40,000	39,959
5.38%, 12/01/31	30,000	30,124
5.50%, 12/01/34	55,000	54,769

Paramount Global, 4.20%, 5/19/32(d)	65,000	57,932
TEGNA, Inc.,
4.63%, 3/15/28	105,000	100,568
5.00%, 9/15/29	144,000	135,300
		418,652
Food – 0.1%
Hershey (The) Co., 4.50%, 5/04/33	52,000	50,423
	Par	Value
Food (Continued)
Mondelez International, Inc., 2.63%, 3/17/27	$40,000	$38,351
TreeHouse Foods, Inc., 4.00%, 9/01/28	58,000	53,017
		141,791
Gas & Water Utilities – 0.1%
American Water Capital Corp.,
4.45%, 6/01/32	30,000	28,646
5.15%, 3/01/34	5,000	4,962
AmeriGas Partners L.P./AmeriGas Finance Corp.,
5.88%, 8/20/26	25,000	24,821
5.75%, 5/20/27	53,000	50,470
9.38%, 6/01/28(b)	71,000	70,413

Atmos Energy Corp., 5.90%, 11/15/33	10,000	10,444
Essential Utilities, Inc., 5.38%, 1/15/34	25,000	24,782
ONE Gas, Inc., 4.25%, 9/01/32	25,000	23,621
Piedmont Natural Gas Co., Inc., 5.40%, 6/15/33	10,000	9,984
Southern California Gas Co., 5.20%, 6/01/33	30,000	29,663
Southern Co. Gas Capital Corp., 5.75%, 9/15/33	10,000	10,250
Southwest Gas Corp., 4.05%, 3/15/32	25,000	23,096
		311,152
Health Care Facilities & Services – 0.5%
Cardinal Health, Inc.,
4.70%, 11/15/26	70,000	69,914
5.35%, 11/15/34	50,000	49,432

Cencora, Inc., 2.70%, 3/15/31	90,000	78,703
DaVita, Inc.,
4.63%, 6/01/30(b)	57,000	53,035
6.88%, 9/01/32(b)	21,000	21,295
HCA, Inc.,
3.50%, 9/01/30	50,000	45,687
5.45%, 4/01/31	115,000	115,563
3.63%, 3/15/32	91,000	81,052
5.60%, 4/01/34	235,000	232,921

IQVIA, Inc., 6.25%, 2/01/29	25,000	25,872
UnitedHealth Group, Inc.,
2.00%, 5/15/30	125,000	108,294
4.50%, 4/15/33	21,000	19,975

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Health Care Facilities & Services (Continued)
Universal Health Services, Inc.,
2.65%, 10/15/30	$112,000	$96,443
2.65%, 1/15/32	98,000	80,976
		1,079,162
Home Construction – 0.2%
K Hovnanian Enterprises, Inc., 11.75%, 9/30/29(b)	39,000	42,396
Lennar Corp., 5.00%, 6/15/27	35,000	35,098
LGI Homes, Inc., 8.75%, 12/15/28(b)	19,000	20,134
Masco Corp., 3.50%, 11/15/27	45,000	43,500
NVR, Inc., 3.00%, 5/15/30	135,000	121,799
Toll Brothers Finance Corp.,
4.35%, 2/15/28	60,000	58,943
3.80%, 11/01/29	50,000	47,164
		369,034
Industrial Support Services – 0.1%
WW Grainger, Inc., 4.45%, 9/15/34	185,000	175,465
Institutional Financial Services – 1.2%
Bank of New York Mellon (The) Corp., (SOFR + 1.17%), 4.54%, 2/01/29(i)	50,000	49,732
Coinbase Global, Inc.,
3.38%, 10/01/28(b)	127,000	114,867
3.63%, 10/01/31(b)	133,000	115,049
Goldman Sachs Group (The), Inc.,
(SOFR + 0.61%), 0.86%, 2/12/26(i)	90,000	89,911
3.50%, 11/16/26	50,000	49,021
(SOFR + 0.79%), 1.09%, 12/09/26(i)	450,000	436,129
(SOFR + 0.80%), 1.43%, 3/09/27(i)	110,000	106,052
(SOFR + 1.85%), 3.62%, 3/15/28(i)	170,000	165,795
(3M CME Term SOFR + 1.42%), 3.81%, 4/23/29(i)	50,000	48,329
(SOFR + 1.25%), 2.38%, 7/21/32(i)	5,000	4,215
(SOFR + 1.55%), 5.85%, 4/25/35(i)	85,000	86,881
(SOFR + 1.55%), 5.33%, 7/23/35(i)	80,000	78,711
(SOFR + 1.42%), 5.02%, 10/23/35(i)	105,000	100,878
	Par	Value
Institutional Financial Services (Continued)
Goldman Sachs Group (The), Inc.,
(SOFR + 1.38%), 5.54%, 1/28/36(i)	$145,000	$144,885

Intercontinental Exchange, Inc., 1.85%, 9/15/32	20,000	15,910
Jefferies Financial Group, Inc., 5.88%, 7/21/28	25,000	25,628
Morgan Stanley,
(SOFR + 1.99%), 2.19%, 4/28/26(i)	20,000	19,877
(SOFR + 1.67%), 4.68%, 7/17/26(i)	164,000	163,925
3.95%, 4/23/27	12,000	11,796
(SOFR + 1.10%), 4.65%, 10/18/30(i)	15,000	14,730
(SOFR + 1.14%), 2.70%, 1/22/31(i)	37,000	33,074
(SOFR + 1.03%), 1.79%, 2/13/32(i)	363,000	299,032
(SOFR + 1.18%), 2.24%, 7/21/32(i)	53,000	44,328
(SOFR + 1.20%), 2.51%, 10/20/32(i)	45,000	38,044
(SOFR + 1.87%), 5.25%, 4/21/34(i)	110,000	108,663
(SOFR + 1.56%), 5.32%, 7/19/35(i)	70,000	69,165
(SOFR + 1.42%), 5.59%, 1/18/36(i)	35,000	35,305

StoneX Group, Inc., 7.88%, 3/01/31(b)	61,000	64,236
VFH Parent LLC/Valor Co-Issuer, Inc., 7.50%, 6/15/31(b)	78,000	80,978
		2,615,146
Insurance – 0.8%
Allstate (The) Corp., 5.05%, 6/24/29	65,000	65,396
Aon Corp., 2.80%, 5/15/30	20,000	17,940
Arthur J Gallagher & Co.,
2.40%, 11/09/31	20,000	16,824
5.50%, 3/02/33	30,000	30,193
6.50%, 2/15/34	125,000	134,266

Assurant, Inc., 4.90%, 3/27/28	65,000	64,875
Assured Guaranty U.S. Holdings, Inc., 6.13%, 9/15/28	58,000	60,386
AssuredPartners, Inc., 5.63%, 1/15/29(b)	259,000	262,044

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Insurance (Continued)

Baldwin Insurance Group Holdings LLC/Baldwin Insurance Group Holdings Finance, 7.13%, 5/15/31(b)	$44,000	$45,007
Brown & Brown, Inc.,
4.50%, 3/15/29	90,000	88,202
4.20%, 3/17/32	100,000	92,398
5.65%, 6/11/34	40,000	39,972

Enstar Group Ltd., 3.10%, 9/01/31	197,000	168,224
Marsh & McLennan Cos., Inc.,
2.38%, 12/15/31	410,000	345,910
5.75%, 11/01/32	50,000	51,759

Principal Financial Group, Inc., 5.38%, 3/15/33	18,000	18,088
Progressive (The) Corp., 3.20%, 3/26/30	32,000	29,618
Reinsurance Group of America, Inc., 5.75%, 9/15/34	70,000	70,528
Unum Group, 4.00%, 6/15/29	135,000	129,584
		1,731,214
Internet Media & Services – 0.3%
GrubHub Holdings, Inc., 5.50%, 7/01/27(b)	76,000	70,696
Meta Platforms, Inc.,
4.80%, 5/15/30	40,000	40,386
3.85%, 8/15/32	235,000	218,862
4.75%, 8/15/34	163,000	159,115

Uber Technologies, Inc., 4.80%, 9/15/34	50,000	47,873
VeriSign, Inc., 2.70%, 6/15/31	150,000	129,269
		666,201
IT Services – 0.2%
Accenture Capital, Inc., 4.50%, 10/04/34	10,000	9,515
International Business Machines Corp.,
2.20%, 2/09/27	100,000	95,360
4.15%, 7/27/27	285,000	281,911

Leidos, Inc., 2.30%, 2/15/31	60,000	50,794
		437,580
Leisure Facilities & Services – 0.9%
AMC Entertainment Holdings, Inc., 7.50%, 2/15/29(b)	130,000	109,743
	Par	Value
Leisure Facilities & Services (Continued)
Darden Restaurants, Inc.,
4.55%, 10/15/29	$40,000	$39,150
6.30%, 10/10/33	30,000	31,472

Everi Holdings, Inc., 5.00%, 7/15/29(b)	640,000	641,823
Genting New York LLC/GENNY Capital, Inc., 7.25%, 10/01/29(b)	64,000	65,791
Hilton Grand Vacations Borrower LLC/Hilton Grand Vacations Borrower, Inc.,
5.00%, 6/01/29(b)	21,000	20,006
4.88%, 7/01/31(b)	59,000	53,543
Hyatt Hotels Corp.,
5.75%, 1/30/27	30,000	30,486
5.38%, 12/15/31	90,000	89,720

Las Vegas Sands Corp., 6.00%, 8/15/29	25,000	25,347
Marriott International, Inc.,
5.00%, 10/15/27	35,000	35,286
5.55%, 10/15/28	30,000	30,680
2.85%, 4/15/31	100,000	87,931
5.30%, 5/15/34	35,000	34,688

McDonald's Corp., 4.60%, 9/09/32	284,000	277,145
Premier Entertainment Sub LLC/Premier Entertainment Finance Corp., 5.63%, 9/01/29(b)	102,000	75,863
Resorts World Las Vegas LLC/RWLV Capital, Inc.,
4.63%, 4/16/29(b)	17,000	15,117
8.45%, 7/27/30(b)	52,000	53,904
Sabre GLBL, Inc.,
8.63%, 6/01/27(b)	30,000	30,165
11.25%, 12/15/27(b)	45,000	48,008
10.75%, 11/15/29(b)	54,000	55,710
		1,851,578
Machinery – 0.1%
Eaton Corp., 4.15%, 3/15/33	20,000	18,848
IDEX Corp., 2.63%, 6/15/31	50,000	43,150
Pentair Finance S.a.r.l., 4.50%, 7/01/29	60,000	58,740
		120,738
Medical Equipment & Devices – 0.1%
Agilent Technologies, Inc., 2.30%, 3/12/31	30,000	25,668

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Medical Equipment & Devices (Continued)
Bausch + Lomb Corp., 8.38%, 10/01/28(b)	$101,000	$105,743
Edwards Lifesciences Corp., 4.30%, 6/15/28	70,000	68,738
Zimmer Biomet Holdings, Inc., 5.35%, 12/01/28	30,000	30,487
		230,636
Metals & Mining – 0.0%(e)
Freeport-McMoRan, Inc., 4.13%, 3/01/28	35,000	34,030
Novelis, Inc., 6.88%, 1/30/30(b)	15,000	15,356
SunCoke Energy, Inc., 4.88%, 6/30/29(b)	50,000	46,099
		95,485
Oil & Gas Supply Chain – 2.1%
California Resources Corp., 8.25%, 6/15/29(b)	219,000	225,150
Calumet Specialty Products Partners L.P./Calumet Finance Corp.,
9.75%, 7/15/28(b)	32,000	31,035
9.75%, 7/15/28(b)	30,000	29,400

Cheniere Corpus Christi Holdings LLC, 5.13%, 6/30/27	41,000	41,229
Cheniere Energy, Inc., 5.65%, 4/15/34	30,000	29,990
Civitas Resources, Inc.,
8.38%, 7/01/28(b)	19,000	19,872
8.75%, 7/01/31(b)	82,000	86,482

CNX Midstream Partners L.P., 4.75%, 4/15/30(b)	5,000	4,608
Comstock Resources, Inc.,
6.75%, 3/01/29(b)	81,000	79,499
6.75%, 3/01/29(b)	26,000	25,531
ConocoPhillips Co.,
5.05%, 9/15/33	20,000	19,758
5.00%, 1/15/35	115,000	111,671
Crescent Energy Finance LLC,
9.25%, 2/15/28(b)	80,000	83,811
7.63%, 4/01/32(b)	78,000	78,540
7.38%, 1/15/33(b)	63,000	62,889

CVR Energy, Inc., 8.50%, 1/15/29(b)	31,000	30,347
DCP Midstream Operating L.P., 3.25%, 2/15/32	5,000	4,296
	Par	Value
Oil & Gas Supply Chain (Continued)

Delek Logistics Partners L.P./Delek Logistics Finance Corp., 8.63%, 3/15/29(b)	$104,000	$109,076
Devon Energy Corp., 5.20%, 9/15/34	40,000	37,945
Diamondback Energy, Inc., 5.40%, 4/18/34	105,000	103,481
Energy Transfer L.P.,
5.25%, 7/01/29	30,000	30,148
5.75%, 2/15/33	10,000	10,109
6.55%, 12/01/33	65,000	69,036

Expand Energy Corp., 5.70%, 1/15/35	35,000	34,516
FTAI Infra Escrow Holdings LLC, 10.50%, 6/01/27(b)	9,000	9,520
Genesis Energy L.P./Genesis Energy Finance Corp.,
8.25%, 1/15/29	22,000	22,515
7.88%, 5/15/32	41,000	41,069
8.00%, 5/15/33	8,000	8,002

Global Partners L.P./GLP Finance Corp., 8.25%, 1/15/32(b)	39,000	40,707
Gulfport Energy Operating Corp., 6.75%, 9/01/29(b)	58,000	59,022
Hess Corp., 4.30%, 4/01/27	50,000	49,491
Kinder Morgan, Inc.,
1.75%, 11/15/26	60,000	57,020
5.00%, 2/01/29	120,000	119,773

Magnolia Oil & Gas Operating LLC/Magnolia Oil & Gas Finance Corp., 6.88%, 12/01/32(b)	56,000	56,240
MPLX L.P.,
4.13%, 3/01/27	180,000	177,521
4.25%, 12/01/27	90,000	88,731
2.65%, 8/15/30	120,000	105,631
5.00%, 3/01/33	210,000	202,742

NFE Financing LLC, 12.00%, 11/15/29(b)	306,654	320,064
Northern Oil & Gas, Inc.,
8.13%, 3/01/28(b)	47,000	47,803
8.75%, 6/15/31(b)	38,000	39,846

Occidental Petroleum Corp., 5.38%, 1/01/32	30,000	29,427
ONEOK, Inc.,
4.00%, 7/13/27	255,000	250,441
6.05%, 9/01/33	110,000	112,996

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Oil & Gas Supply Chain (Continued)
PBF Holding Co. LLC/PBF Finance Corp.,
6.00%, 2/15/28	$61,000	$60,118
7.88%, 9/15/30(b)	50,000	50,011

Plains All American Pipeline L.P., 5.95%, 6/15/35	60,000	60,719
Plains All American Pipeline L.P./PAA Finance Corp.,
3.55%, 12/15/29	42,000	39,200
5.70%, 9/15/34	20,000	20,018

Sitio Royalties Operating Partnership L.P./Sitio Finance Corp., 7.88%, 11/01/28(b)	33,000	34,285
SM Energy Co.,
6.50%, 7/15/28	100,000	100,110
6.75%, 8/01/29(b)	70,000	70,028
7.00%, 8/01/32(b)	39,000	38,944

Summit Midstream Holdings LLC, 8.63%, 10/31/29(b)	61,000	64,243
Talos Production, Inc.,
9.00%, 2/01/29(b)	73,000	75,916
9.38%, 2/01/31(b)	62,000	64,421
Targa Resources Corp.,
5.20%, 7/01/27	160,000	161,399
6.15%, 3/01/29	130,000	135,113
5.50%, 2/15/35	40,000	39,453
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.,
6.50%, 7/15/27	17,000	17,110
5.00%, 1/15/28	46,000	45,815
4.88%, 2/01/31	20,000	19,380

Transcontinental Gas Pipe Line Co. LLC, 7.85%, 2/01/26	105,000	107,368
Venture Global LNG, Inc.,
8.13%, 6/01/28(b)	18,000	18,811
9.50%, 2/01/29(b)	47,000	52,391
8.38%, 6/01/31(b)	18,000	18,944
9.88%, 2/01/32(b)	47,000	51,739

Western Midstream Operating L.P., 6.15%, 4/01/33	30,000	30,589
Williams (The) Cos., Inc., 5.60%, 3/15/35	85,000	85,316
		4,658,421
Oil, Gas Services & Equipment – 0.2%
Bristow Group, Inc., 6.88%, 3/01/28(b)	6,000	6,032
	Par	Value
Oil, Gas Services & Equipment (Continued)
Diamond Foreign Asset Co./Diamond Finance LLC, 8.50%, 10/01/30(b)	$60,000	$62,539
Helix Energy Solutions Group, Inc., 9.75%, 3/01/29(b)	19,000	20,336
Noble Finance II LLC, 8.00%, 4/15/30(b)	93,000	94,622
USA Compression Partners L.P./USA Compression Finance Corp., 7.13%, 3/15/29(b)	41,000	41,956
Valaris Ltd., 8.38%, 4/30/30(b)	91,000	93,453
Weatherford International Ltd., 8.63%, 4/30/30(b)	28,000	29,039
		347,977
Publishing & Broadcasting – 0.1%
Nexstar Media, Inc.,
5.63%, 7/15/27(b)	13,000	12,822
4.75%, 11/01/28(b)	78,000	73,549
Sinclair Television Group, Inc.,
5.50%, 3/01/30(b)	103,000	71,842
4.13%, 12/01/30(b)	77,000	54,039
8.13%, 2/15/33(b)(j)	20,000	20,111
		232,363
Real Estate Investment Trusts – 0.5%
American Tower Corp.,
5.80%, 11/15/28	55,000	56,578
5.40%, 1/31/35	10,000	9,919

Brookfield Property REIT, Inc./BPR Cumulus LLC/BPR Nimbus LLC/GGSI Sellco LL, 5.75%, 5/15/26(b)	22,000	21,827
Crown Castle, Inc.,
3.65%, 9/01/27	80,000	77,643
3.80%, 2/15/28	17,000	16,469
5.60%, 6/01/29	10,000	10,206

Equinix, Inc., 1.45%, 5/15/26	70,000	67,199
ERP Operating L.P., 4.65%, 9/15/34	40,000	37,913
Host Hotels & Resorts L.P., 5.50%, 4/15/35	20,000	19,470
MPT Operating Partnership L.P./MPT Finance Corp.,
5.25%, 8/01/26	49,000	49,009
5.00%, 10/15/27	30,000	26,866
4.63%, 8/01/29	52,000	39,725

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Real Estate Investment Trusts (Continued)
MPT Operating Partnership L.P./MPT Finance Corp.,
8.50%, 2/15/32(b)(j)	$10,000	$10,155
Prologis L.P.,
4.88%, 6/15/28	20,000	20,100
4.75%, 6/15/33	40,000	38,707

Realty Income Corp., 4.75%, 2/15/29	90,000	89,396
RLJ Lodging Trust L.P., 4.00%, 9/15/29(b)	34,000	31,213
Simon Property Group L.P.,
1.38%, 1/15/27	10,000	9,405
5.50%, 3/08/33	40,000	40,522
4.75%, 9/26/34	50,000	47,344
Uniti Group L.P./Uniti Group Finance 2019, Inc./CSL Capital LLC,
10.50%, 2/15/28(b)	71,000	75,912
6.50%, 2/15/29(b)	108,000	98,527

VICI Properties L.P./VICI Note Co., Inc., 4.13%, 8/15/30(b)	50,000	46,413
Welltower OP LLC, 3.85%, 6/15/32	70,000	64,147
XHR L.P.,
4.88%, 6/01/29(b)	55,000	52,260
6.63%, 5/15/30(b)	25,000	25,270
		1,082,195
Real Estate Owners & Developers – 0.0%(e)
Five Point Operating Co. L.P./Five Point Capital Corp., 10.50%, 1/15/28(b)	24,000	24,500
Howard Hughes (The) Corp., 4.38%, 2/01/31(b)	19,000	16,948
		41,448
Retail - Consumer Staples – 0.1%
Kroger (The) Co., 5.00%, 9/15/34	50,000	48,516
Walgreens Boots Alliance, Inc.,
8.13%, 8/15/29	62,000	62,678
4.10%, 4/15/50	67,000	44,511
		155,705
Retail - Discretionary – 0.4%
AutoZone, Inc.,
5.05%, 7/15/26	120,000	120,666
4.50%, 2/01/28	40,000	39,716
5.40%, 7/15/34	20,000	19,951
Bath & Body Works, Inc.,
6.88%, 11/01/35	66,000	68,106
	Par	Value
Retail - Discretionary (Continued)
Bath & Body Works, Inc.,
6.75%, 7/01/36	$60,000	$61,269

BlueLinx Holdings, Inc., 6.00%, 11/15/29(b)	31,000	30,005
Carvana Co.,
9.00%, 12/01/28(b)(h)	53,803	57,957
9.00%, 6/01/30(b)(h)	59,640	66,207
9.00%, 6/01/31(b)(h)	33,000	39,682

Foot Locker, Inc., 4.00%, 10/01/29(b)	47,000	40,314
Gap (The), Inc., 3.88%, 10/01/31(b)	34,000	29,820
Kohl's Corp., 4.63%, 5/01/31	69,000	55,230
Lowe's Cos., Inc.,
3.35%, 4/01/27	25,000	24,343
3.10%, 5/03/27	45,000	43,569
2.63%, 4/01/31	10,000	8,739

Macy's Retail Holdings LLC, 6.13%, 3/15/32(b)	27,000	25,534
Nordstrom, Inc.,
4.38%, 4/01/30	17,000	15,491
5.00%, 1/15/44	39,000	29,510

Patrick Industries, Inc., 6.38%, 11/01/32(b)	25,000	24,649
Victoria's Secret & Co., 4.63%, 7/15/29(b)	49,000	45,015
		845,773
Semiconductors – 0.3%
Analog Devices, Inc.,
1.70%, 10/01/28	40,000	36,094
2.10%, 10/01/31	30,000	25,316

Broadcom Corp./Broadcom Cayman Finance Ltd., 3.88%, 1/15/27	160,000	157,593
Broadcom, Inc.,
3.46%, 9/15/26	55,000	53,998
4.00%, 4/15/29(b)	5,000	4,825
4.15%, 4/15/32(b)	40,000	37,417
2.60%, 2/15/33(b)	112,000	92,343

Intel Corp., 3.75%, 3/25/27	50,000	48,822
Marvell Technology, Inc., 5.95%, 9/15/33	40,000	41,279
Micron Technology, Inc., 5.30%, 1/15/31	80,000	80,042
Texas Instruments, Inc.,
1.90%, 9/15/31	54,000	45,313
4.90%, 3/14/33	25,000	24,863
4.85%, 2/08/34	60,000	59,052
		706,957

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Software – 0.4%
Cloud Software Group, Inc., 9.00%, 9/30/29(b)	$44,000	$45,063
Fortinet, Inc., 2.20%, 3/15/31	10,000	8,501
Intuit, Inc., 5.20%, 9/15/33	100,000	100,626
Oracle Corp.,
1.65%, 3/25/26	180,000	173,938
4.65%, 5/06/30	25,000	24,648
2.88%, 3/25/31	220,000	193,780
5.25%, 2/03/32	60,000	59,863
4.90%, 2/06/33	100,000	97,170
4.70%, 9/27/34	80,000	75,494
5.50%, 8/03/35	95,000	94,859

Rackspace Finance LLC, 3.50%, 5/15/28(b)	60,438	32,153
Roper Technologies, Inc., 4.50%, 10/15/29	60,000	59,041
		965,136
Sovereign Government – 0.2%
Ares Capital Corp., 5.80%, 3/08/32	30,000	29,754
JP Morgan Chase & Co., 4.92%, 1/24/29	300,000	300,328
		330,082
Specialty Finance – 1.4%
Ally Financial, Inc., (5Y US Treasury CMT + 2.45%), 6.65%, 1/17/40(i)	28,000	27,690
American Express Co.,
(SOFR + 1.84%), 5.04%, 5/01/34(i)	180,000	177,512
(SOFR + 1.32%), 5.44%, 1/30/36(i)	90,000	89,989

Apollo Commercial Real Estate Finance, Inc., 4.63%, 6/15/29(b)	40,000	35,906
Blackstone Mortgage Trust, Inc., 7.75%, 12/01/29(b)	41,000	42,231
Bread Financial Holdings, Inc., 9.75%, 3/15/29(b)	97,000	104,597
Broadridge Financial Solutions, Inc., 2.60%, 5/01/31	10,000	8,609
Burford Capital Global Finance LLC,
6.25%, 4/15/28(b)	14,000	13,940
6.88%, 4/15/30(b)	32,000	32,165
9.25%, 7/01/31(b)	83,000	88,919
	Par	Value
Specialty Finance (Continued)
Capital One Financial Corp.,
(SOFR + 2.44%), 7.15%, 10/29/27(i)	$110,000	$114,068
(SOFR + 2.64%), 6.31%, 6/08/29(i)	160,000	165,811
(SOFR + 2.60%), 5.25%, 7/26/30(i)	7,000	7,019
(SOFR + 1.56%), 5.46%, 7/26/30(i)	80,000	80,694
(SOFR + 2.26%), 6.05%, 2/01/35(i)	120,000	122,660

CPI CG, Inc., 10.00%, 7/15/29(b)	68,000	73,433
Credit Acceptance Corp., 9.25%, 12/15/28(b)	61,000	64,999
Enova International, Inc.,
11.25%, 12/15/28(b)	67,000	72,916
9.13%, 8/01/29(b)	46,000	48,410

Equifax, Inc., 4.80%, 9/15/29	65,000	64,418
FactSet Research Systems, Inc.,
2.90%, 3/01/27	150,000	144,260
3.45%, 3/01/32	72,000	63,799
FirstCash, Inc.,
5.63%, 1/01/30(b)	11,000	10,767
6.88%, 3/01/32(b)	10,000	10,139
Fiserv, Inc.,
5.38%, 8/21/28	30,000	30,477
5.60%, 3/02/33	150,000	151,973
5.45%, 3/15/34	30,000	29,977
Freedom Mortgage Corp.,
12.00%, 10/01/28(b)	10,000	10,892
12.25%, 10/01/30(b)	13,000	14,513

LD Holdings Group LLC, 8.75%, 11/01/27(b)	71,000	68,279
Mastercard, Inc.,
1.90%, 3/15/31	22,000	18,724
4.55%, 1/15/35	50,000	47,784

MGIC Investment Corp., 5.25%, 8/15/28	7,000	6,942
Nationstar Mortgage Holdings, Inc.,
6.50%, 8/01/29(b)	32,000	32,073
5.13%, 12/15/30(b)	23,000	21,727
5.75%, 11/15/31(b)	32,000	30,971
OneMain Finance Corp.,
7.88%, 3/15/30	60,000	63,118
7.50%, 5/15/31	65,000	67,602
PennyMac Financial Services, Inc.,
7.13%, 11/15/30(b)	15,000	15,347

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Specialty Finance (Continued)
PennyMac Financial Services, Inc.,
5.75%, 9/15/31(b)	$49,000	$46,875

Rithm Capital Corp., 8.00%, 4/01/29(b)	68,000	68,810
S&P Global, Inc.,
2.45%, 3/01/27	150,000	143,736
1.25%, 8/15/30	110,000	91,315
2.90%, 3/01/32	90,000	78,604

SLM Corp., 6.50%, 1/31/30	20,000	20,187
Starwood Property Trust, Inc., 7.25%, 4/01/29(b)	38,000	39,253
Synchrony Financial, 7.25%, 2/02/33	69,000	72,203
United Wholesale Mortgage LLC,
5.75%, 6/15/27(b)	24,000	23,856
5.50%, 4/15/29(b)	59,000	57,203

UWM Holdings LLC, 6.63%, 2/01/30(b)	17,000	17,035
		2,934,427
Steel – 0.1%
Cleveland-Cliffs, Inc.,
7.00%, 3/15/32(b)	83,000	82,796
7.38%, 5/01/33(b)	42,000	41,768

Nucor Corp., 3.13%, 4/01/32	50,000	43,954
Reliance, Inc., 2.15%, 8/15/30	40,000	34,390
		202,908
Technology Hardware – 0.5%
Apple, Inc., 3.35%, 8/08/32	25,000	23,017
CDW LLC/CDW Finance Corp.,
2.67%, 12/01/26	9,000	8,651
3.57%, 12/01/31	230,000	205,626

Cisco Systems, Inc., 5.05%, 2/26/34	45,000	44,825
CommScope LLC, 8.25%, 3/01/27(b)	78,000	74,457
CommScope Technologies LLC, 5.00%, 3/15/27(b)	91,000	81,882
Diebold Nixdorf, Inc., 7.75%, 3/31/30(b)	5,000	5,176
Jabil, Inc.,
1.70%, 4/15/26	65,000	62,630
4.25%, 5/15/27	70,000	69,132
5.45%, 2/01/29	30,000	30,312
	Par	Value
Technology Hardware (Continued)
Motorola Solutions, Inc.,
4.60%, 5/23/29	$180,000	$177,282
2.75%, 5/24/31	40,000	34,813
5.60%, 6/01/32	50,000	51,135
5.40%, 4/15/34	70,000	69,948

NCR Atleos Corp., 9.50%, 4/01/29(b)	76,000	82,805
Teledyne FLIR LLC, 2.50%, 8/01/30	40,000	35,047
Teledyne Technologies, Inc., 2.75%, 4/01/31	30,000	26,295
Western Digital Corp., 3.10%, 2/01/32	20,000	16,782
Xerox Holdings Corp., 5.50%, 8/15/28(b)	36,000	30,692
		1,130,507
Telecommunications – 0.8%
AT&T, Inc.,
1.70%, 3/25/26	373,000	360,843
4.35%, 3/01/29	2,000	1,963

Cogent Communications Group LLC, 7.00%, 6/15/27(b)	37,000	37,418
Consolidated Communications, Inc., 6.50%, 10/01/28(b)	78,000	76,084
EchoStar Corp., 6.75%, 11/30/30(h)	66,000	60,925
Frontier Communications Holdings LLC, 8.75%, 5/15/30(b)	456,000	481,852
Hughes Satellite Systems Corp.,
5.25%, 8/01/26	50,000	44,853
6.63%, 8/01/26	114,000	78,609
Level 3 Financing, Inc.,
4.25%, 7/01/28(b)	104,000	92,109
10.50%, 4/15/29(b)	70,000	78,409
10.75%, 12/15/30(b)	56,000	63,029
Lumen Technologies, Inc.,
4.13%, 4/15/30(b)	267	234
10.00%, 10/15/32(b)	32,000	31,920

Sprint Capital Corp., 8.75%, 3/15/32	30,000	35,841
T-Mobile USA, Inc.,
2.88%, 2/15/31	99,000	87,220
5.15%, 4/15/34	45,000	44,236
4.70%, 1/15/35	110,000	104,095

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Telecommunications (Continued)

Verizon Communications, Inc., 4.78%, 2/15/35(b)	$17,000	$16,209
Windstream Services LLC/Windstream Escrow Finance Corp., 8.25%, 10/01/31(b)	48,000	49,681
		1,745,530
Tobacco & Cannabis – 0.4%
Altria Group, Inc.,
6.20%, 11/01/28	110,000	114,496
3.40%, 5/06/30	30,000	27,619
2.45%, 2/04/32	190,000	156,824
6.88%, 11/01/33	110,000	119,820
Philip Morris International, Inc.,
3.38%, 8/15/29	15,000	14,101
5.63%, 11/17/29	204,000	210,457
2.10%, 5/01/30	60,000	52,136
5.75%, 11/17/32	25,000	25,780
5.38%, 2/15/33	50,000	50,167
5.63%, 9/07/33	90,000	91,847
4.90%, 11/01/34	100,000	96,465
		959,712
Transportation & Logistics – 0.2%
Allegiant Travel Co., 7.25%, 8/15/27(b)	107,000	107,971
American Airlines, Inc.,
7.25%, 2/15/28(b)	78,000	79,816
8.50%, 5/15/29(b)	28,000	29,500

JetBlue Airways Corp./JetBlue Loyalty L.P., 9.88%, 9/20/31(b)	180,000	190,288
United Parcel Service, Inc., 4.45%, 4/01/30	15,000	14,857
		422,432
Transportation Equipment – 0.0%(e)
Westinghouse Air Brake Technologies Corp., 5.61%, 3/11/34	60,000	60,658
Wholesale - Consumer Staples – 0.0%(e)
United Natural Foods, Inc., 6.75%, 10/15/28(b)	47,000	46,647
Total Corporate Bonds (Cost $42,386,606)		42,404,646
	Par	Value

Foreign Issuer Bonds – 2.8%
Australia – 0.2%
BHP Billiton Finance USA Ltd.,
4.75%, 2/28/28	$270,000	$270,531
4.90%, 2/28/33	65,000	64,046

Coronado Finance Pty. Ltd., 9.25%, 10/01/29(b)	66,000	67,542
Rio Tinto Finance USA Ltd., 7.13%, 7/15/28	8,000	8,592
		410,711
Bermuda – 0.0%(e)
RenaissanceRe Holdings Ltd., 5.75%, 6/05/33	81,000	81,322
Brazil – 0.0%(e)
Karoon USA Finance, Inc., 10.50%, 5/14/29(b)	47,000	48,166
Klabin Austria GmbH, 7.00%, 4/03/49(b)	44,000	44,237
		92,403
Burkina Faso – 0.1%
Endeavour Mining PLC, 5.00%, 10/14/26(b)	53,000	51,834
IAMGOLD Corp., 5.75%, 10/15/28(b)	47,000	46,039
		97,873
Canada – 0.6%
Algoma Steel, Inc., 9.13%, 4/15/29(b)	43,000	43,167
Bank of Montreal, 5.72%, 9/25/28	50,000	51,408
Bank of Nova Scotia (The), 1.35%, 6/24/26	44,000	42,091
Brookfield Finance, Inc.,
6.35%, 1/05/34	50,000	52,819
5.68%, 1/15/35	80,000	80,759
Brookfield Residential Properties, Inc./Brookfield Residential U.S. LLC,
6.25%, 9/15/27(b)	3,000	2,989
4.88%, 2/15/30(b)	55,000	50,314

Canadian Imperial Bank of Commerce, (SOFR + 1.34%), 4.63%, 9/11/30(i)	25,000	24,542
Canadian National Railway Co., 3.85%, 8/05/32	60,000	55,378
Canadian Natural Resources Ltd., 5.40%, 12/15/34(b)	75,000	72,505
Dye & Durham Ltd., 8.63%, 4/15/29(b)	49,000	51,213

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Canada (Continued)

Enbridge, Inc., 5.63%, 4/05/34	$35,000	$35,101
Enerflex Ltd., 9.00%, 10/15/27(b)	20,000	20,761
Fairfax Financial Holdings Ltd.,
3.38%, 3/03/31	25,000	22,345
5.63%, 8/16/32	70,000	70,698
6.00%, 12/07/33	181,000	185,839
goeasy Ltd.,
9.25%, 12/01/28(b)	17,000	18,155
7.63%, 7/01/29(b)	71,000	73,387
6.88%, 5/15/30(b)	20,000	20,306

Greenfire Resources Ltd., 12.00%, 10/01/28(b)	8,000	8,570
NOVA Chemicals Corp., 9.00%, 2/15/30(b)	28,000	29,869
Royal Bank of Canada,
5.20%, 8/01/28	40,000	40,494
(SOFR + 0.83%), 4.97%, 1/24/29(i)	80,000	80,292

Saturn Oil & Gas, Inc., 9.63%, 6/15/29(b)	29,000	28,946
Strathcona Resources Ltd., 6.88%, 8/01/26(b)	43,000	43,138
Taseko Mines Ltd., 8.25%, 5/01/30(b)	58,000	59,373
Toronto-Dominion Bank (The), 4.69%, 9/15/27	40,000	40,013
Vermilion Energy, Inc., 7.25%, 2/15/33(b)(j)	65,000	64,668
		1,369,140
Congo – 0.0%(e)
Ivanhoe Mines Ltd., 7.88%, 1/23/30(b)	35,000	35,175
Finland – 0.0%(e)
Amer Sports Co., 6.75%, 2/16/31(b)	32,000	32,846
France – 0.1%
TotalEnergies Capital S.A., 5.15%, 4/05/34	60,000	59,623
Viridien, 8.75%, 4/01/27(b)	55,000	55,593
		115,216
Germany – 0.1%
IHO Verwaltungs GmbH,
6.38%, 5/15/29(b)(h)	200,000	195,960
7.75%, 11/15/30(b)(h)	50,000	50,136
8.00%, 11/15/32(b)(h)	42,000	41,924
		288,020
	Par	Value
Ghana – 0.0%(e)
Kosmos Energy Ltd., 7.13%, 4/04/26(b)	$31,000	$30,592
Guatemala – 0.1%
Millicom International Cellular S.A.,
4.50%, 4/27/31(b)	33,000	29,236
7.38%, 4/02/32(b)	80,000	81,151
		110,387
India – 0.0%(e)
Biocon Biologics Global PLC, 6.67%, 10/09/29(b)	77,000	75,105
Israel – 0.0%(e)
Energean PLC, 6.50%, 4/30/27(b)	25,000	24,956
Japan – 0.5%
Honda Motor Co. Ltd., 2.53%, 3/10/27	70,000	67,076
Mitsubishi UFJ Financial Group, Inc., (1Y US Treasury CMT + 0.83%), 2.34%, 1/19/28(i)	275,000	262,362
Mizuho Financial Group, Inc., (1Y US Treasury CMT + 1.90%), 5.75%, 7/06/34(i)	200,000	204,692
Rakuten Group, Inc.,
11.25%, 2/15/27(b)	110,000	120,232
9.75%, 4/15/29(b)	114,000	124,510
(5Y US Treasury CMT + 4.25%), 8.13%, 12/15/29(b)(i)(k)	20,000	19,734

Sumitomo Mitsui Financial Group, Inc., 5.56%, 7/09/34	250,000	252,688
		1,051,294
Jersey, C.I. – 0.1%
Aston Martin Capital Holdings Ltd., 10.00%, 3/31/29(b)	106,000	105,202
Mexico – 0.0%(e)
Borr IHC Ltd./Borr Finance LLC, 10.00%, 11/15/28(b)	32,439	32,401
Netherlands – 0.0%(e)
OCI N.V., 6.70%, 3/16/33(b)	50,000	51,797

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
South Africa – 0.1%
Stillwater Mining Co.,
4.00%, 11/16/26(b)	$53,000	$50,207
4.50%, 11/16/29(b)	64,000	53,920
		104,127
Spain – 0.2%
Banco Santander S.A., 5.59%, 8/08/28	400,000	407,477
Switzerland – 0.0%(e)
Novartis Capital Corp., 2.20%, 8/14/30	10,000	8,782
Turkey – 0.1%
Eldorado Gold Corp., 6.25%, 9/01/29(b)	49,000	48,360
Sisecam UK PLC,
8.25%, 5/02/29(b)	20,000	20,200
8.63%, 5/02/32(b)	55,000	55,414
		123,974
United Kingdom – 0.5%
BAT Capital Corp., 6.34%, 8/02/30	96,000	101,394
BAT International Finance PLC, 4.45%, 3/16/28	20,000	19,737
Diageo Capital PLC, 5.50%, 1/24/33	260,000	265,265
HSBC Holdings PLC,
(SOFR + 1.97%), 6.16%, 3/09/29(i)	200,000	205,958
(SOFR + 1.29%), 5.29%, 11/19/30(i)	400,000	399,613

Ithaca Energy North Sea PLC, 8.13%, 10/15/29(b)	83,000	84,810
Zegona Finance PLC, 8.63%, 7/15/29(b)	90,000	96,075
		1,172,852
Zambia – 0.1%
First Quantum Minerals Ltd.,
9.38%, 3/01/29(b)	103,000	108,853
8.63%, 6/01/31(b)	68,000	69,757
		178,610
Total Foreign Issuer Bonds (Cost $5,942,579)		6,000,262

Mortgage-Backed Securities – 13.2%
Federal National Mortgage Association – 0.0%(e)
Pool,
4.50%, 1/01/49	7,233	6,903
2.50%, 11/01/50	64,625	53,325
		60,228
	Par	Value
Government National Mortgage Association – 1.1%
Pool,
3.00%, 2/01/54(j)	$425,000	$369,827
6.50%, 2/01/54(j)	75,000	76,421
2.00%, 2/01/55(j)	925,000	740,723
2.50%, 2/01/55(j)	275,000	229,898
3.50%, 2/01/55(j)	250,000	223,691
4.00%, 2/01/55(j)	25,000	23,019
4.50%, 2/01/55(j)	125,000	118,203
5.00%, 2/01/55(j)	250,000	242,930
5.50%, 2/01/55(j)	225,000	223,383
6.00%, 2/01/55(j)	125,000	126,055
		2,374,150
Government National Mortgage Association II – 0.1%
Pool, 2.50%, 12/20/46 - 1/20/51	146,274	120,983
Uniform Mortgage-Backed Securities – 3.0%
Pool,
3.00%, 2/01/39 - 2/01/53(j)	775,000	669,283
3.50%, 2/01/39 - 2/01/53(j)	625,000	554,531
2.00%, 2/01/40 - 2/01/53(j)	1,775,000	1,420,110
2.50%, 2/01/40 - 2/01/53(j)	1,815,000	1,531,387
4.00%, 2/01/40 - 2/01/53(j)	675,000	620,681
5.00%, 2/01/53(j)	375,000	362,096
5.50%, 2/01/53(j)	450,000	444,399
4.50%, 2/01/54(j)	325,000	305,830
6.00%, 2/01/54(j)	425,000	427,888
6.50%, 2/01/54(j)	300,000	307,558
		6,643,763
Whole Loan – 9.0%
Connecticut Avenue Securities Trust,
Series 2022-R04, Class 1B1, (30D Average SOFR + 5.25%), 9.60%, 3/25/42(b)(l)	250,000	270,142
Series 2022-R06, Class 1B1, (30D Average SOFR + 6.35%), 10.70%, 5/25/42(b)(l)	290,000	320,723
Series 2024-R02, Class 1B1, (30D Average SOFR + 2.50%, 2.50% Floor), 6.85%, 2/25/44(b)(l)	345,000	354,320
Series 2024-R06, Class 1B1, (30D Average SOFR + 2.05%, 2.05% Floor), 6.40%, 9/25/44(b)(l)	250,000	253,709

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2021-DNA1, Class B1, (30D Average SOFR + 2.65%), 7.00%, 1/25/51(b)(l)	$700,000	$744,625
Series 2021-DNA2, Class B1, (30D Average SOFR + 3.40%), 7.75%, 8/25/33(b)(l)	700,000	781,592
Series 2021-DNA3, Class B1, (30D Average SOFR + 3.50%), 7.85%, 10/25/33(b)(l)	250,000	282,930
Series 2021-DNA5, Class B1, (30D Average SOFR + 3.05%), 7.40%, 1/25/34(b)(l)	784,414	844,657
Series 2021-DNA6, Class B1, (30D Average SOFR + 3.40%), 7.75%, 10/25/41(b)(l)	780,000	806,407
Series 2021-HQA1, Class B1, (30D Average SOFR + 3.00%), 7.35%, 8/25/33(b)(l)	629,000	693,278
Series 2021-HQA2, Class B1, (30D Average SOFR + 3.15%), 7.50%, 12/25/33(b)(l)	400,000	443,876
Series 2021-HQA3, Class B1, (30D Average SOFR + 3.35%), 7.70%, 9/25/41(b)(l)	800,000	825,713
Series 2021-HQA3, Class M2, (30D Average SOFR + 2.10%), 6.45%, 9/25/41(b)(l)	355,000	358,544
Series 2021-HQA4, Class B1, (30D Average SOFR + 3.75%), 8.10%, 12/25/41(b)(l)	750,000	776,017
Series 2022-DNA1, Class B1, (30D Average SOFR + 3.40%), 7.75%, 1/25/42(b)(l)	250,000	258,047
Series 2022-DNA2, Class M2, (30D Average SOFR + 3.75%), 8.10%, 2/25/42(b)(l)	300,000	314,273
Series 2022-DNA3, Class M2, (30D Average SOFR + 4.35%), 8.70%, 4/25/42(b)(l)	521,000	553,891
Series 2022-DNA4, Class M2, (30D Average SOFR + 5.25%), 9.60%, 5/25/42(b)(l)	300,000	325,159
	Par	Value
Whole Loan (Continued)
FHLMC STACR REMIC Trust,
Series 2022-DNA7, Class M2, (30D Average SOFR + 7.00%), 11.35%, 3/25/52(b)(l)	$500,000	$569,924
Series 2022-HQA1, Class M2, (30D Average SOFR + 5.25%), 9.60%, 3/25/42(b)(l)	788,000	849,818
Series 2022-HQA2, Class M2, (30D Average SOFR + 6.00%), 10.35%, 7/25/42(b)(l)	485,000	535,111
Series 2021-DNA7, Class B1, (30D Average SOFR + 3.65%), 8.00%, 11/25/41(b)(l)	710,000	738,995
FNMA Connecticut Avenue Securities,
Series 2020-R01, Class 1B1, (30D Average SOFR + 3.36%, 3.25% Floor), 7.72%, 1/25/40(b)(l)	100,870	104,301
Series 2020-SBT1, Class 1M2, (30D Average SOFR + 3.76%), 8.12%, 2/25/40(b)(l)	625,000	657,340
Series 2020-SBT1, Class 2M2, (30D Average SOFR + 3.76%), 8.12%, 2/25/40(b)(l)	745,000	780,387
Series 2021-R01, Class 1B1, (30D Average SOFR + 3.10%), 7.45%, 10/25/41(b)(l)	655,200	674,037
Series 2021-R02, Class 2B1, (30D Average SOFR + 3.30%), 7.65%, 11/25/41(b)(l)	750,000	775,545
Series 2021-R02, Class 2M1, (30D Average SOFR + 0.90%), 5.25%, 11/25/41(b)(l)	88,054	88,027
Series 2021-R02, Class 2M2, (30D Average SOFR + 2.00%), 6.35%, 11/25/41(b)(l)	275,000	277,750
Series 2021-R03, Class 1B1, (30D Average SOFR + 2.75%, 2.75% Floor), 7.10%, 12/25/41(b)(l)	250,000	256,759
Series 2022-R01, Class 1B1, (30D Average SOFR + 3.15%), 7.50%, 12/25/41(b)(l)	802,000	829,238

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par	Value
Whole Loan (Continued)
FNMA Connecticut Avenue Securities,
Series 2022-R02, Class 2B1, (30D Average SOFR + 4.50%), 8.85%, 1/25/42(b)(l)	$786,000	$828,004
Series 2022-R02, Class 2M2, (30D Average SOFR + 3.00%), 7.35%, 1/25/42(b)(l)	1,101,348	1,133,012
Series 2022-R03, Class 1B1, (30D Average SOFR + 6.25%), 10.60%, 3/25/42(b)(l)	635,000	698,948
Series 2022-R05, Class 2M2, (30D Average SOFR + 3.00%), 7.35%, 4/25/42(b)(l)	540,000	559,575
		19,564,674
Total Mortgage-Backed Securities (Cost $28,299,755)		28,763,798

	Number of Shares
Preferred Stocks – 1.4%
Specialty Finance – 1.4%
AGNC Investment Corp., 6.13%(l)	23,314	576,555
AGNC Investment Corp. (NASDAQ Exchange), 10.12%(l)	3,228	81,539
MFA Financial, Inc., 6.50%(l)	31,438	773,689
New York Mortgage Trust, Inc., 11.28%(l)	2,103	52,890
New York Mortgage Trust, Inc. (NASDAQ Exchange), 6.88%(l)	21,682	478,739
Redwood Trust, Inc., 10.00%(l)	7,133	181,535
Rithm Capital Corp., 11.26%(l)	5,335	133,749
Rithm Capital Corp. (New York Exchange), 6.38%(l)	28,302	698,776
Total Preferred Stocks (Cost $2,680,426)		2,977,472

Rights – 0.1%
Biotechnology & Pharmaceuticals – 0.1%
Albireo Pharma CVR(f)(m)*	21,904	56,502
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
CinCor Pharma CVR(f)(m)*	24,888	$91,590
Concert Pharmaceuticals, Inc. CVR(f)(m)*	97,290	43,158
		191,250
Forestry, Paper & Wood Products – 0.0%(e)
Resolute Forest CVR(f)(m)*	44,100	66,714
Medical Equipment & Devices – 0.0%(e)
Abiomed, Inc. CVR(f)(m)*	8,954	15,670
Total Rights (Cost $—)		273,634

	Par(a)/Number of Shares
Short-Term Investments – 10.1%
Convertible Bonds – 4.2%
Arbor Realty Trust, Inc., 7.50%, 8/01/25	$615,000	616,537
Chegg, Inc., 0.13%, 3/15/25(c)	1,113,000	1,090,740
EZCORP, Inc., 2.38%, 5/01/25	521,000	514,488
HAT Holdings I LLC/HAT Holdings II LLC, 0.00%, 5/01/25(b)(g)	989,000	1,073,065
i3 Verticals LLC, 1.00%, 2/15/25(c)	635,000	629,492
LendingTree, Inc., 0.50%, 7/15/25(c)	1,092,000	1,056,510
Mesa Laboratories, Inc., 1.38%, 8/15/25(c)	622,000	606,450
NextEra Energy Partners L.P., 0.00%, 11/15/25(b)(c)(g)	534,000	506,766
Pegasystems, Inc., 0.75%, 3/01/25	235,000	233,825
Royal Caribbean Cruises Ltd., 6.00%, 8/15/25(c)	122,000	652,151
Sabre GLBL, Inc., 4.00%, 4/15/25(c)	177,000	174,787
Two Harbors Investment Corp., 6.25%, 1/15/26(c)	1,549,000	1,530,412
Zillow Group, Inc., 2.75%, 5/15/25(c)	372,000	464,256
		9,149,479
Corporate Bonds – 0.8%
Altria Group, Inc., 2.35%, 5/06/25	260,000	258,425

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Par(a)/Number of Shares	Value
Corporate Bonds (Continued)
Columbia Pipeline Group, Inc., 4.50%, 6/01/25	$15,000	$14,969
Constellation Energy Generation LLC, 3.25%, 6/01/25	50,000	49,732
eBay, Inc., 1.90%, 3/11/25	50,000	49,853
Energy Transfer L.P.,
4.05%, 3/15/25	30,000	29,968
2.90%, 5/15/25	40,000	39,772

General Mills, Inc., 4.00%, 4/17/25	30,000	29,969
Genuine Parts Co., 1.75%, 2/01/25	50,000	50,000
Marathon Petroleum Corp., 4.70%, 5/01/25	50,000	49,998
Marriott International, Inc., 5.75%, 5/01/25	9,000	9,012
MPLX L.P., 4.88%, 6/01/25	475,000	474,924
NextEra Energy Capital Holdings, Inc., 5.75%, 9/01/25	30,000	30,159
NiSource, Inc., 0.95%, 8/15/25	100,000	98,059
ONEOK, Inc.,
2.20%, 9/15/25	80,000	78,774
5.85%, 1/15/26	77,000	77,725

Ovintiv, Inc., 5.38%, 1/01/26	10,000	10,034
Reliance, Inc., 1.30%, 8/15/25	40,000	39,257
T-Mobile USA, Inc., 3.50%, 4/15/25	125,000	124,690
Verisk Analytics, Inc., 4.00%, 6/15/25	83,000	82,772
VMware LLC, 4.50%, 5/15/25	10,000	9,991
Welltower OP LLC, 4.00%, 6/01/25	57,000	56,858
		1,664,941
Foreign Issuer Bonds – 0.3%
Bank of Montreal, 3.70%, 6/07/25	215,000	214,354
Canadian Natural Resources Ltd., 2.05%, 7/15/25	80,000	79,032
Lloyds Banking Group PLC, 4.58%, 12/10/25	200,000	199,444
Nomura Holdings, Inc., 1.85%, 7/16/25	200,000	197,456
	Par(a)/Number of Shares	Value
Foreign Issuer Bonds (Continued)
Southern Copper Corp., 3.88%, 4/23/25	$5,000	$4,983
Toronto-Dominion Bank (The), 3.77%, 6/06/25	62,000	61,846
		757,115
Money Market Fund – 3.0%
Northern Institutional Funds - Treasury Portfolio (Premier), 4.21%(n)	6,514,922	6,514,922
U.S. Treasury Bills – 1.8%
U.S. Cash Management Bills,
3.72%, 2/06/25(o)	2,337,000	2,336,180
3.86%, 2/25/25(o)	100,000	99,740
4.08%, 2/27/25(o)	1,600,000	1,595,483
		4,031,403
Total Short-Term Investments (Cost $21,514,874)		22,117,860

Number of Contracts		Notional Amount
Purchased Options – 0.0%(e)
Call Options - Exchange Traded – 0.0%(e)
CoStar Group, Inc., Strike Price USD 75.00, Expires 2/21/25	56	428,960	20,440
Inari Medical, Inc., Strike Price USD 80.00, Expires 2/21/25	78	621,426	1,560
Intra-Cellular Therapies, Inc., Strike Price USD 130.00, Expires 2/21/25	48	609,984	240
Omnicom Group, Inc., Strike Price USD 100.00, Expires 4/17/25	95	824,505	10,213
Schlumberger N.V., Strike Price USD 47.50, Expires 2/21/25	857	3,451,996	2,571
			35,024
Put Options - Exchange Traded – 0.0%(e)
Albertsons Cos., Inc., Strike Price USD 19.00, Expires 3/21/25	232	465,160	5,800
H&E Equipment Services, Inc., Strike Price USD 85.00, Expires 5/16/25	104	922,376	21,320
Inari Medical, Inc.,
Strike Price USD 70.00, Expires 2/21/25	79	629,393	790

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Number of Contracts		Notional Amount	Value
Put Options - Exchange Traded (Continued)
Strike Price USD 75.00, Expires 2/21/25	1	7,967	$10
Intra-Cellular Therapies, Inc., Strike Price USD 100.00, Expires 8/15/25	69	876,852	5,865
Paramount Global, Strike Price USD 9.00, Expires 7/18/25	92	100,096	10,212
Paycor HCM, Inc.,
Strike Price USD 20.00, Expires 6/20/25	21	46,473	262
Strike Price USD 17.50, Expires 6/20/25	8	17,704	60
			44,319
Total Purchased Options (Premiums Paid $127,943)			79,343
Total Long Positions – 103.3% (Cost $221,093,576)			225,337,970

	Number of Shares	Value
Short Positions – (13.7)%(p)
Common Stocks – (13.7)%
Advertising & Marketing – (0.5)%
Omnicom Group, Inc.(d)	(11,944)	(1,036,620)
Asset Management – (1.0)%
Affiliated Managers Group, Inc.	(2,343)	(440,343)
Apollo Global Management, Inc.	(1,793)	(306,567)
Ares Management Corp., Class A	(1,143)	(226,565)
Core Scientific, Inc.*	(18,703)	(229,486)
MARA Holdings, Inc.*	(15,415)	(282,711)
Riot Platforms, Inc.*	(12,170)	(144,580)
WisdomTree, Inc.	(64,302)	(629,517)
		(2,259,769)
Automotive – (0.1)%
indie Semiconductor, Inc., Class A (China)*	(22,385)	(91,778)
Rivian Automotive, Inc., Class A*	(12,701)	(159,525)
		(251,303)
Biotechnology & Pharmaceuticals – (0.9)%
Ascendis Pharma A/S ADR (Denmark)*	(889)	(116,157)
Bridgebio Pharma, Inc.*	(3,437)	(117,580)
	Number of Shares	Value
Biotechnology & Pharmaceuticals (Continued)
Collegium Pharmaceutical, Inc.*	(11,497)	$(369,284)
Guardant Health, Inc.*	(168)	(7,893)
Jazz Pharmaceuticals PLC*	(1,844)	(229,338)
Mirum Pharmaceuticals, Inc.*	(15,151)	(740,581)
Pacira BioSciences, Inc.*	(4,653)	(122,513)
Travere Therapeutics, Inc.*	(9,664)	(197,725)
		(1,901,071)
Cable & Satellite – (0.2)%
Cable One, Inc.	(31)	(9,424)
Charter Communications, Inc., Class A*	(118)	(40,768)
Sirius XM Holdings, Inc.	(13,041)	(313,107)
		(363,299)
Commercial Support Services – (0.2)%
Alarm.com Holdings, Inc.*	(1,407)	(85,363)
CSG Systems International, Inc.	(5,636)	(331,340)
		(416,703)
Containers & Packaging – (0.9)%
Amcor PLC	(113,557)	(1,103,774)
International Paper Co.	(14,505)	(806,913)
		(1,910,687)
E-Commerce Discretionary – (0.0)%(e)
Wayfair, Inc., Class A*	(701)	(33,907)
Electric Utilities – (0.3)%
CenterPoint Energy, Inc.	(5,299)	(172,588)
Duke Energy Corp.	(2,100)	(235,179)
PG&E Corp.	(17,515)	(274,110)
		(681,877)
Electrical Equipment – (0.1)%
OSI Systems, Inc.*	(738)	(144,973)
Entertainment Content – (0.3)%
Sphere Entertainment Co.*	(16,884)	(786,794)
Household Products – (0.1)%
Spectrum Brands Holdings, Inc.	(1,730)	(146,289)
Industrial Intermediate Products – (0.3)%
Chart Industries, Inc.*	(2,863)	(605,782)
Institutional Financial Services – (0.1)%
Coinbase Global, Inc., Class A*	(505)	(147,122)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Internet Media & Services – (0.2)%
Airbnb, Inc., Class A*	(47)	$(6,165)
Ziff Davis, Inc.*	(1,044)	(56,261)
Zillow Group, Inc., Class C*	(4,849)	(398,685)
		(461,111)
Leisure Facilities & Services – (0.9)%
DraftKings, Inc., Class A*	(1,723)	(72,280)
Live Nation Entertainment, Inc.*	(5,488)	(794,004)
Marriott Vacations Worldwide Corp.	(978)	(84,861)
Norwegian Cruise Line Holdings Ltd.*	(10,953)	(310,517)
Royal Caribbean Cruises Ltd.	(2,430)	(647,838)
Shake Shack, Inc., Class A*	(651)	(76,903)
		(1,986,403)
Medical Equipment & Devices – (0.7)%
CONMED Corp.	(1,307)	(93,817)
Dexcom, Inc.*	(532)	(46,194)
Enovis Corp.*	(9,724)	(456,834)
Exact Sciences Corp.*	(1,697)	(95,117)
Haemonetics Corp.*	(847)	(58,485)
Integer Holdings Corp.*	(5,206)	(740,397)
LeMaitre Vascular, Inc.	(643)	(62,326)
Omnicell, Inc.*	(661)	(29,738)
		(1,582,908)
Metals & Mining – (0.6)%
Centrus Energy Corp., Class A*	(3,040)	(250,192)
Century Aluminum Co.*	(14,361)	(262,519)
Equinox Gold Corp. (Canada)*	(95,621)	(580,419)
First Majestic Silver Corp. (Canada)	(2,141)	(12,204)
Fortuna Mining Corp. (Canada)*	(37,680)	(191,038)
MP Materials Corp.*	(729)	(16,009)
SSR Mining, Inc. (Canada)*	(1,282)	(10,294)
		(1,322,675)
Oil & Gas Supply Chain – (1.9)%
Chevron Corp.	(25,666)	(3,829,111)
Kosmos Energy Ltd. (Ghana)*	(87,855)	(279,379)
		(4,108,490)
Oil, Gas Services & Equipment – (1.6)%
Schlumberger N.V.(d)	(85,705)	(3,452,197)
	Number of Shares	Value
Real Estate Investment Trusts – (0.0)%(e)
Pebblebrook Hotel Trust	(7,895)	$(103,661)
Summit Hotel Properties, Inc.	(4,559)	(30,591)
		(134,252)
Real Estate Services – (0.2)%
CoStar Group, Inc.(d)*	(5,600)	(428,960)
Renewable Energy – (0.1)%
Array Technologies, Inc.*	(5,886)	(43,144)
Enphase Energy, Inc.*	(113)	(7,038)
Fluence Energy, Inc.*	(7,320)	(95,233)
		(145,415)
Software – (1.0)%
Bentley Systems, Inc., Class B	(1,222)	(56,884)
Dayforce, Inc.*	(178)	(12,592)
Evolent Health, Inc., Class A*	(6,969)	(72,826)
Guidewire Software, Inc.*	(368)	(77,747)
Jamf Holding Corp.*	(431)	(6,512)
MicroStrategy, Inc., Class A*	(402)	(134,586)
Pagaya Technologies Ltd., Class A*	(3,595)	(33,362)
Progress Software Corp.	(5,555)	(318,468)
PROS Holdings, Inc.*	(4,637)	(109,526)
Snowflake, Inc., Class A*	(1,001)	(181,691)
Synopsys, Inc.*	(2,331)	(1,224,894)
Veradigm, Inc.*	(1,136)	(6,197)
Verint Systems, Inc.*	(949)	(24,086)
		(2,259,371)
Specialty Finance – (0.4)%
Affirm Holdings, Inc.*	(476)	(29,069)
Block, Inc.*	(325)	(29,516)
EZCORP, Inc., Class A*	(17,980)	(215,940)
Repay Holdings Corp.*	(10,631)	(79,414)
Upstart Holdings, Inc.*	(7,909)	(512,068)
		(866,007)
Technology Hardware – (0.7)%
Applied Optoelectronics, Inc.*	(5,566)	(155,403)
Hewlett Packard Enterprise Co.	(21,292)	(451,177)
Lumentum Holdings, Inc.*	(1,064)	(90,504)
NCR Voyix Corp.*	(19,206)	(236,042)
Western Digital Corp.*	(10,563)	(687,968)
		(1,621,094)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
	Number of Shares	Value
Transportation & Logistics – (0.1)%
Air Transport Services Group, Inc.*	(7,355)	$(163,428)
Transportation Equipment – (0.3)%
Greenbrier (The) Cos., Inc.	(10,476)	(694,140)
Total Common Stocks (Proceeds $29,234,565)		(29,912,647)

Rights – 0.0%(e)
Biotechnology & Pharmaceuticals — 0.0%(e)
Ligand Pharmaceuticals, Inc. CVR (Switzerland Exchange)(f)*	(52)	—
Ligand Pharmaceuticals, Inc. CVR(f)*	(52)	—
Total Rights (Proceeds $—)		—
Total Short Positions – (13.7)% (Proceeds $29,234,565)		(29,912,647)
Total Written Options – (0.0)%(e) (Premiums Received $11,960)		(13,272)
Other Assets less Liabilities – 10.4%(q)		22,791,356
NET ASSETS – 100.0%		$218,203,407
Percentages shown are based on Net Assets.
All securities are United States companies, unless noted otherwise in parentheses.
(a)	Par value is in USD unless otherwise indicated.
(b)	Securities exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. As of January 31, 2025, these securities had a total value of $50,248,933 or 23.03% of net assets.
(c)	All or a portion of the security was held as collateral for open futures, options, securities sold short and/or swap agreements.
(d)	Security represents underlying investment on open options contracts.
(e)	Amount rounds to less than 0.05%.
(f)	Investment is valued using significant unobservable inputs (Level 3).
(g)	Zero coupon bond.
(h)	Distributions from this security are made via payments in-kind (PIK) unless otherwise noted in the description.
(i)	Variable rate security. Security issued at a fixed coupon rate, which converts to a variable rate at a future date. Rate as of January 31, 2025 is disclosed.
(j)	When-Issued Security. Coupon rate was not yet in effect at January 31, 2025.
(k)	Perpetual bond. Maturity date represents next call date.
(l)	Variable or floating rate security. Rate as of January 31, 2025 is disclosed.
(m)	Restricted security that has been deemed illiquid. At January 31, 2025, the value of these restricted illiquid securities amounted to $273,634 or 0.13% of net assets. Additional information on these restricted illiquid securities is as follows:

Restricted Security	Acquisition Date	Acquisition Cost
Abiomed, Inc. CVR	12/23/22	$—

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Restricted Security	Acquisition Date	Acquisition Cost
Albireo Pharma CVR	3/03/23	$—
CinCor Pharma CVR	2/27/23	—
Concert Pharmaceuticals, Inc. CVR	3/07/23	—
Resolute Forest CVR	3/01/23	—

(n)	7-day current yield as of January 31, 2025 is disclosed.
(o)	Discount rate at the time of purchase.
(p)	Securities sold short are not owned by the Fund.
(q)	Includes appreciation/(depreciation) on forward foreign currency exchange, futures and swap contracts.
*	Non-Income Producing Security

Abbreviations:

1Y	1 Year
3M	3 Month
5Y	5 Year
30D	30 Day
ADR	American Depositary Receipt
AUD	Australian Dollar
BDC	Business Development Company
CAD	Canadian Dollar
CDX	Credit Default Swap Index
CME	Chicago Mercantile Exchange
CMT	Constant Maturity
CVR	Contingent Value Rights
EUR	Euro
FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association
GBP	British Pound
L.P.	Limited Partnership
LLC	Limited Liability Company
PLC	Public Limited Company
REIT	Real Estate Investment Trust
REMIC	Real Estate Mortgage Investment Conduit
SOFR	United States Secured Overnight Financing Rate
STACR	Structured Agency Credit Risk
USD	United States Dollar

Futures Contracts outstanding at January 31, 2025: Exchange Traded

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
Long Contracts
Euro-Bund	1	3/06/2025	EUR	137,476	$544
10-Year Australian Treasury Bond	18	3/17/2025	AUD	1,256,878	(16,888)
Ultra 10-Year U.S. Treasury Note	37	3/20/2025	USD	4,120,875	66,328
Long Gilt	2	3/27/2025	GBP	230,051	2,518

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Futures Contracts outstanding at January 31, 2025: Exchange Traded (continued)

Description	Number of Contracts	Expiration Date	Trading Currency	Notional Amount	Value/ Unrealized Appreciation (Depreciation)
2-Year U.S. Treasury Note	116	3/31/2025	USD	23,852,500	$11,304
5-Year U.S. Treasury Note	25	3/31/2025	USD	2,659,766	8,351
Total Long Contracts					$72,157
Short Contracts
10-Year Canadian Government Bond	(8)	3/20/2025	CAD	682,175	$(12,632)
10-Year U.S. Treasury Note	(181)	3/20/2025	USD	19,700,719	167,184
U.S. Treasury Long Bond	(20)	3/20/2025	USD	2,278,125	69,470
Total Short Contracts					$224,022
					$296,179

Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025:

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)

3/17/25	U.S. Dollars	1,752,785	Canadian Dollars	2,470,860	Northern Trust	$49,536
3/19/25	U.S. Dollars	775,399	Swiss Francs	680,000	Royal Bank Of Canada	24,903
3/17/25	U.S. Dollars	872,045	British Pounds	684,300	Northern Trust	23,704
3/19/25	U.S. Dollars	840,487	British Pounds	660,000	Royal Bank Of Canada	22,276
3/19/25	U.S. Dollars	647,917	South Korean Won	925,000,000	Citibank	12,017
3/19/25	U.S. Dollars	530,988	British Pounds	420,000	Citibank	10,309
3/19/25	U.S. Dollars	541,113	Swedish Kronor	5,900,000	Barclays	7,533
3/19/25	U.S. Dollars	441,523	Japanese Yen	67,000,000	Barclays	7,270
3/19/25	Euro	660,000	U.S. Dollars	679,765	Barclays	6,395
3/19/25	Colombian Pesos	740,000,000	U.S. Dollars	168,926	Citibank	5,938
3/19/25	U.S. Dollars	384,590	Euro	365,000	Deutsche Bank	5,122
3/19/25	U.S. Dollars	435,917	Taiwan Dollars	14,200,000	Barclays	4,603
3/19/25	U.S. Dollars	306,252	Mexican Pesos	6,300,000	Barclays	4,433
3/19/25	U.S. Dollars	196,757	Australian Dollars	310,000	Barclays	3,992
3/19/25	U.S. Dollars	190,098	South African Rand	3,500,000	Goldman Sachs	3,487
3/19/25	Chilean Pesos	149,167,118	U.S. Dollars	148,776	Goldman Sachs	3,218
3/19/25	U.S. Dollars	262,415	New Zealand Dollars	460,000	Deutsche Bank	2,749
3/19/25	U.S. Dollars	139,374	Australian Dollars	220,000	Deutsche Bank	2,573
3/19/25	U.S. Dollars	181,289	South Korean Won	260,000,000	Barclays	2,549
3/19/25	Colombian Pesos	320,000,000	U.S. Dollars	73,114	Goldman Sachs	2,502
3/19/25	U.S. Dollars	272,672	Euro	260,000	Barclays	2,367

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/19/25	U.S. Dollars	178,902	Swiss Francs	160,000	Goldman Sachs	$2,315
3/19/25	Japanese Yen	24,000,000	U.S. Dollars	153,266	Barclays	2,287
3/19/25	Euro	190,000	U.S. Dollars	195,346	Deutsche Bank	2,185
3/19/25	Polish Zloty	800,000	U.S. Dollars	194,329	Barclays	2,076
3/19/25	Polish Zloty	550,000	U.S. Dollars	132,967	Bank of America	2,061
3/19/25	U.S. Dollars	79,236	Swiss Francs	70,000	Barclays	1,979
3/19/25	Thai Baht	8,800,000	U.S. Dollars	260,138	Barclays	1,899
3/19/25	U.S. Dollars	336,602	British Pounds	270,000	Goldman Sachs	1,880
3/19/25	U.S. Dollars	222,462	Canadian Dollars	320,000	Goldman Sachs	1,855
3/19/25	Chilean Pesos	66,000,000	U.S. Dollars	65,538	Barclays	1,715
3/19/25	U.S. Dollars	118,862	Canadian Dollars	170,000	Bank of America	1,664
3/19/25	Colombian Pesos	190,000,000	U.S. Dollars	43,247	Barclays	1,651
3/19/25	Australian Dollars	210,000	U.S. Dollars	129,037	Royal Bank Of Canada	1,546
3/19/25	Japanese Yen	16,000,000	U.S. Dollars	102,190	Morgan Stanley	1,512
3/19/25	Euro	360,000	U.S. Dollars	372,851	Bank of America	1,419
3/19/25	U.S. Dollars	235,797	Canadian Dollars	340,000	Barclays	1,401
3/19/25	U.S. Dollars	193,873	South Korean Won	280,000,000	JPMorgan Chase	1,384
3/19/25	U.S. Dollars	251,971	Singapore Dollars	340,000	Morgan Stanley	1,317
3/19/25	Australian Dollars	350,000	U.S. Dollars	216,408	Morgan Stanley	1,231
3/19/25	Euro	150,000	U.S. Dollars	154,733	JPMorgan Chase	1,213
3/19/25	U.S. Dollars	42,567	Canadian Dollars	60,000	Royal Bank Of Canada	1,203
3/19/25	U.S. Dollars	73,243	Japanese Yen	11,120,000	Deutsche Bank	1,170
3/19/25	Colombian Pesos	220,000,000	U.S. Dollars	50,859	Bank of America	1,127
3/19/25	U.S. Dollars	188,239	Euro	180,000	Goldman Sachs	1,105
3/19/25	U.S. Dollars	76,758	Canadian Dollars	110,000	Citibank	925
3/19/25	U.S. Dollars	273,652	British Pounds	220,000	Bank of America	916
3/19/25	U.S. Dollars	52,451	South Korean Won	75,000,000	Bank of America	891
3/19/25	British Pounds	50,000	U.S. Dollars	61,115	Morgan Stanley	871
3/19/25	U.S. Dollars	41,980	Czech Republic Koruna	1,000,000	Barclays	761
3/19/25	Thai Baht	6,200,000	U.S. Dollars	183,859	JPMorgan Chase	759
3/19/25	Singapore Dollars	170,000	U.S. Dollars	124,619	Goldman Sachs	709
3/19/25	U.S. Dollars	97,889	Norwegian Kroner	1,100,000	Goldman Sachs	708
3/19/25	U.S. Dollars	127,320	Swedish Kronor	1,400,000	Bank of America	708
3/19/25	U.S. Dollars	36,033	Norwegian Kroner	400,000	Barclays	694
3/19/25	Japanese Yen	5,000,000	U.S. Dollars	31,802	Goldman Sachs	605
3/19/25	U.S. Dollars	53,589	Norwegian Kroner	600,000	Deutsche Bank	581
3/19/25	U.S. Dollars	37,863	Australian Dollars	60,000	Citibank	554

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/19/25	U.S. Dollars	34,089	Mexican Pesos	700,000	Goldman Sachs	$553
3/19/25	U.S. Dollars	100,262	Indonesian Rupiahs	1,630,000,000	Deutsche Bank	545
3/19/25	U.S. Dollars	77,617	Indonesian Rupiahs	1,260,000,000	Citibank	535
3/19/25	U.S. Dollars	54,772	Swedish Kronor	600,000	JPMorgan Chase	509
3/19/25	Polish Zloty	100,000	U.S. Dollars	24,060	Morgan Stanley	491
3/19/25	U.S. Dollars	23,069	New Zealand Dollars	40,000	Barclays	489
3/19/25	U.S. Dollars	59,465	Singapore Dollars	80,000	Barclays	486
3/19/25	U.S. Dollars	77,514	Indian Rupees	6,700,000	Citibank	471
3/19/25	U.S. Dollars	111,804	Indonesian Rupiahs	1,820,000,000	Barclays	464
3/19/25	U.S. Dollars	62,284	Norwegian Kroner	700,000	Bank of America	442
3/19/25	Euro	60,000	U.S. Dollars	61,938	Goldman Sachs	440
3/19/25	U.S. Dollars	64,388	South African Rand	1,200,000	Morgan Stanley	407
3/19/25	Swiss Francs	70,000	U.S. Dollars	76,906	Royal Bank Of Canada	351
3/19/25	U.S. Dollars	198,692	British Pounds	160,000	Deutsche Bank	337
3/19/25	Brazilian Reals	270,915	U.S. Dollars	45,588	Goldman Sachs	328
3/19/25	U.S. Dollars	49,789	Czech Republic Koruna	1,200,000	Morgan Stanley	325
3/19/25	Brazilian Reals	340,000	U.S. Dollars	57,312	Deutsche Bank	312
3/17/25	British Pounds	30,300	U.S. Dollars	37,257	Northern Trust	307
3/19/25	Indonesian Rupiahs	840,000,000	U.S. Dollars	51,090	Barclays	297
3/19/25	Australian Dollars	60,000	U.S. Dollars	37,055	Goldman Sachs	255
3/19/25	Japanese Yen	3,000,000	U.S. Dollars	19,194	Citibank	250
3/19/25	South Korean Won	35,700,000	U.S. Dollars	24,302	Barclays	240
3/19/25	U.S. Dollars	31,167	South Korean Won	45,000,000	Deutsche Bank	232
3/19/25	U.S. Dollars	17,888	Norwegian Kroner	200,000	Morgan Stanley	219
3/19/25	U.S. Dollars	94,221	Philippine Pesos	5,500,000	JPMorgan Chase	218
3/19/25	Chilean Pesos	7,832,882	U.S. Dollars	7,771	Bank of America	211
3/19/25	Polish Zloty	100,000	U.S. Dollars	24,348	Goldman Sachs	203
3/19/25	U.S. Dollars	12,631	Australian Dollars	20,000	Goldman Sachs	194
3/19/25	Indonesian Rupiahs	880,000,000	U.S. Dollars	53,657	Deutsche Bank	177
3/19/25	Hungarian Forints	5,000,000	U.S. Dollars	12,507	Morgan Stanley	174
3/19/25	Brazilian Reals	65,000	U.S. Dollars	10,856	Barclays	161
3/19/25	Norwegian Kroner	700,000	U.S. Dollars	61,682	Barclays	161
3/19/25	U.S. Dollars	56,675	Hong Kong Dollars	440,000	Goldman Sachs	141
3/19/25	Philippine Pesos	1,100,000	U.S. Dollars	18,677	Deutsche Bank	124
3/19/25	U.S. Dollars	74,727	Australian Dollars	120,000	Morgan Stanley	108
3/19/25	U.S. Dollars	24,243	Indian Rupees	2,100,000	Barclays	95

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/19/25	Norwegian Kroner	500,000	U.S. Dollars	44,082	Goldman Sachs	$91
3/19/25	Philippine Pesos	1,200,000	U.S. Dollars	20,425	Citibank	84
3/19/25	Norwegian Kroner	400,000	U.S. Dollars	35,255	Deutsche Bank	83
3/19/25	U.S. Dollars	80,567	Indian Rupees	7,000,000	Goldman Sachs	74
3/19/25	Australian Dollars	100,000	U.S. Dollars	62,116	Barclays	66
3/19/25	Brazilian Reals	29,085	U.S. Dollars	4,873	Citibank	57
3/19/25	Czech Republic Koruna	800,000	U.S. Dollars	32,940	Barclays	36
3/19/25	U.S. Dollars	10,431	Euro	10,000	Citibank	35
3/19/25	Philippine Pesos	700,000	U.S. Dollars	11,929	Barclays	35
3/19/25	Swiss Francs	80,000	U.S. Dollars	88,275	Barclays	19
3/19/25	U.S. Dollars	112,906	New Zealand Dollars	200,000	Bank of America	8
3/19/25	U.S. Dollars	22,081	Swiss Francs	20,000	Morgan Stanley	7
3/19/25	U.S. Dollars	6,897	Canadian Dollars	10,000	JPMorgan Chase	4
3/19/25	Swiss Francs	30,000	U.S. Dollars	33,107	Goldman Sachs	3
Total Unrealized Appreciation						$268,207

3/19/25	U.S. Dollars	8,041	Indian Rupees	700,000	Deutsche Bank	$(8)
3/19/25	Brazilian Reals	190,000	U.S. Dollars	32,211	Barclays	(9)
3/19/25	Polish Zloty	100,000	U.S. Dollars	24,561	Goldman Sachs	(10)
3/19/25	Philippine Pesos	1,700,000	U.S. Dollars	29,071	Bank of America	(16)
3/19/25	Indian Rupees	1,500,000	U.S. Dollars	17,267	Goldman Sachs	(18)
3/19/25	U.S. Dollars	12,941	Japanese Yen	2,000,000	Deutsche Bank	(22)
3/19/25	U.S. Dollars	20,765	Euro	20,000	Barclays	(27)
3/19/25	Australian Dollars	110,000	U.S. Dollars	68,434	Deutsche Bank	(33)
3/19/25	U.S. Dollars	18,611	Australian Dollars	30,000	Goldman Sachs	(44)
3/19/25	U.S. Dollars	34,446	Indian Rupees	3,000,000	Citibank	(50)
3/19/25	Chilean Pesos	51,000,000	U.S. Dollars	52,024	Barclays	(56)
3/19/25	U.S. Dollars	77,200	Swiss Francs	70,000	Goldman Sachs	(57)
3/19/25	Czech Republic Koruna	300,000	U.S. Dollars	12,424	Barclays	(58)
3/19/25	U.S. Dollars	9,520	Mexican Pesos	200,000	Deutsche Bank	(61)
3/19/25	South African Rand	200,000	U.S. Dollars	10,728	Bank of America	(65)
3/19/25	U.S. Dollars	58,583	South African Rand	1,100,000	Goldman Sachs	(66)
3/19/25	Czech Republic Koruna	100,000	U.S. Dollars	4,189	Royal Bank Of Canada	(67)
3/19/25	U.S. Dollars	78,953	New Zealand Dollars	140,000	JPMorgan Chase	(76)
3/19/25	U.S. Dollars	12,349	Australian Dollars	20,000	Deutsche Bank	(87)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/19/25	Colombian Pesos	80,000,000	U.S. Dollars	18,991	Barclays	$(87)
3/19/25	Swedish Kronor	300,000	U.S. Dollars	27,228	Citibank	(97)
3/19/25	U.S. Dollars	17,569	Norwegian Kroner	200,000	Goldman Sachs	(100)
3/19/25	U.S. Dollars	22,478	New Zealand Dollars	40,000	Morgan Stanley	(102)
3/19/25	Japanese Yen	4,000,000	U.S. Dollars	26,029	Morgan Stanley	(103)
3/19/25	South Korean Won	180,000,000	U.S. Dollars	123,848	Barclays	(105)
3/19/25	U.S. Dollars	23,951	South Korean Won	35,000,000	Goldman Sachs	(110)
3/19/25	U.S. Dollars	12,151	Polish Zloty	50,000	Morgan Stanley	(124)
3/19/25	U.S. Dollars	20,473	Czech Republic Koruna	500,000	Morgan Stanley	(136)
3/19/25	U.S. Dollars	17,169	Chilean Pesos	17,000,000	Barclays	(153)
3/19/25	Indonesian Rupiahs	430,000,000	U.S. Dollars	26,476	JPMorgan Chase	(171)
3/19/25	U.S. Dollars	36,002	Swedish Kronor	400,000	Goldman Sachs	(173)
3/19/25	U.S. Dollars	18,166	Chilean Pesos	18,000,000	Goldman Sachs	(175)
3/19/25	U.S. Dollars	20,610	Euro	20,000	Deutsche Bank	(182)
3/19/25	U.S. Dollars	25,724	Japanese Yen	4,000,000	Morgan Stanley	(202)
3/19/25	U.S. Dollars	12,758	Japanese Yen	2,000,000	Barclays	(204)
3/19/25	U.S. Dollars	64,026	Indonesian Rupiahs	1,050,000,000	Deutsche Bank	(208)
3/19/25	U.S. Dollars	73,973	Czech Republic Koruna	1,800,000	Citibank	(223)
3/19/25	Norwegian Kroner	230,000	U.S. Dollars	20,556	Barclays	(236)
3/19/25	Swiss Francs	40,000	U.S. Dollars	44,411	Morgan Stanley	(264)
3/17/25	British Pounds	11,200	U.S. Dollars	14,207	Northern Trust	(322)
3/19/25	U.S. Dollars	38,547	Japanese Yen	6,000,000	Goldman Sachs	(341)
3/19/25	U.S. Dollars	56,063	New Zealand Dollars	100,000	Goldman Sachs	(386)
3/19/25	Swedish Kronor	800,000	U.S. Dollars	72,754	Morgan Stanley	(405)
3/19/25	U.S. Dollars	24,322	Czech Republic Koruna	600,000	Deutsche Bank	(410)
3/19/25	South Korean Won	39,000,000	U.S. Dollars	27,242	Citibank	(431)
3/19/25	U.S. Dollars	28,421	Czech Republic Koruna	700,000	Bank of America	(433)
3/19/25	U.S. Dollars	102,685	South Korean Won	150,000,000	Barclays	(434)
3/19/25	U.S. Dollars	77,339	Japanese Yen	12,000,000	JPMorgan Chase	(438)
3/19/25	U.S. Dollars	78,599	South Korean Won	115,000,000	Citibank	(459)
3/19/25	Czech Republic Koruna	620,000	U.S. Dollars	26,020	Citibank	(464)
3/19/25	U.S. Dollars	58,184	South African Rand	1,100,000	Morgan Stanley	(465)
3/19/25	U.S. Dollars	24,998	Chilean Pesos	25,000,000	Citibank	(476)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/19/25	Polish Zloty	300,000	U.S. Dollars	74,132	Barclays	$(481)
3/19/25	U.S. Dollars	61,344	Norwegian Kroner	700,000	Morgan Stanley	(498)
3/19/25	Chilean Pesos	121,000,000	U.S. Dollars	123,799	Goldman Sachs	(504)
3/19/25	U.S. Dollars	59,305	Philippine Pesos	3,500,000	Citibank	(514)
3/19/25	South African Rand	1,200,000	U.S. Dollars	64,506	Morgan Stanley	(526)
3/19/25	Japanese Yen	17,000,000	U.S. Dollars	110,753	Goldman Sachs	(569)
3/19/25	U.S. Dollars	20,265	Thai Baht	700,000	Morgan Stanley	(579)
3/17/25	U.S. Dollars	55,080	British Pounds	44,900	Northern Trust	(585)
3/19/25	Mexican Pesos	2,400,000	U.S. Dollars	115,564	Goldman Sachs	(587)
3/19/25	Canadian Dollars	40,000	U.S. Dollars	28,213	Goldman Sachs	(637)
3/19/25	U.S. Dollars	52,584	Hungarian Forints	21,000,000	Goldman Sachs	(676)
3/19/25	Australian Dollars	150,000	U.S. Dollars	94,010	Citibank	(736)
3/19/25	Taiwan Dollars	1,500,000	U.S. Dollars	46,319	Barclays	(758)
3/19/25	South Korean Won	130,000,000	U.S. Dollars	90,144	Goldman Sachs	(774)
3/19/25	British Pounds	70,000	U.S. Dollars	87,589	JPMorgan Chase	(809)
3/19/25	Indonesian Rupiahs	1,790,000,000	U.S. Dollars	110,408	Barclays	(903)
3/19/25	U.S. Dollars	67,533	Hungarian Forints	27,000,000	Bank of America	(944)
3/19/25	U.S. Dollars	89,720	Czech Republic Koruna	2,200,000	Barclays	(963)
3/19/25	U.S. Dollars	138,758	Taiwan Dollars	4,600,000	JPMorgan Chase	(964)
3/19/25	U.S. Dollars	179,093	Hungarian Forints	71,000,000	Barclays	(975)
3/19/25	Swiss Francs	110,000	U.S. Dollars	122,384	Deutsche Bank	(980)
3/19/25	Canadian Dollars	120,000	U.S. Dollars	83,775	Royal Bank Of Canada	(1,047)
3/19/25	Indian Rupees	9,500,000	U.S. Dollars	110,313	Deutsche Bank	(1,073)
3/19/25	Swiss Francs	150,000	U.S. Dollars	166,632	Barclays	(1,081)
3/19/25	Swedish Kronor	1,200,000	U.S. Dollars	109,614	Barclays	(1,089)
3/19/25	U.S. Dollars	212,688	Singapore Dollars	290,000	Morgan Stanley	(1,105)
3/19/25	Swiss Francs	110,000	U.S. Dollars	122,523	Citibank	(1,119)
3/19/25	Singapore Dollars	550,000	U.S. Dollars	406,672	Goldman Sachs	(1,202)
3/19/25	U.S. Dollars	252,002	Swedish Kronor	2,800,000	Morgan Stanley	(1,221)
3/19/25	Singapore Dollars	260,000	U.S. Dollars	193,105	Morgan Stanley	(1,428)
3/19/25	Hungarian Forints	67,000,000	U.S. Dollars	171,370	Morgan Stanley	(1,445)
3/19/25	Singapore Dollars	280,000	U.S. Dollars	207,879	Barclays	(1,458)
3/19/25	Taiwan Dollars	2,600,000	U.S. Dollars	80,448	Goldman Sachs	(1,475)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Forward Foreign Currency Exchange Contracts outstanding at January 31, 2025: (continued)

Settlement Date	Currency Purchased	Amount of Currency Purchased	Currency Sold	Amount of Currency Sold	Counterparty	Unrealized Appreciation (Depreciation)
3/19/25	U.S. Dollars	29,816	Brazilian Reals	185,000	Goldman Sachs	$(1,539)
3/19/25	Canadian Dollars	130,000	U.S. Dollars	91,183	Barclays	(1,561)
3/19/25	U.S. Dollars	72,677	British Pounds	60,000	JPMorgan Chase	(1,706)
3/19/25	U.S. Dollars	178,824	New Zealand Dollars	320,000	Deutsche Bank	(1,814)
3/19/25	Swiss Francs	80,000	U.S. Dollars	90,110	Royal Bank Of Canada	(1,816)
3/19/25	Euro	240,000	U.S. Dollars	251,447	Citibank	(1,934)
3/19/25	U.S. Dollars	184,018	British Pounds	150,000	Deutsche Bank	(1,939)
3/19/25	Swiss Francs	120,000	U.S. Dollars	134,408	Bank of America	(1,967)
3/19/25	U.S. Dollars	808,174	Polish Zloty	3,300,000	Royal Bank Of Canada	(1,994)
3/19/25	U.S. Dollars	75,332	Thai Baht	2,600,000	Barclays	(2,088)
3/19/25	Australian Dollars	680,000	U.S. Dollars	425,085	Goldman Sachs	(2,246)
3/19/25	U.S. Dollars	129,539	Hungarian Forints	52,000,000	Deutsche Bank	(2,342)
3/19/25	U.S. Dollars	214,480	Swedish Kronor	2,400,000	Barclays	(2,569)
3/19/25	U.S. Dollars	199,898	Thai Baht	6,800,000	Goldman Sachs	(2,586)
3/19/25	Norwegian Kroner	1,900,000	U.S. Dollars	171,005	Citibank	(3,148)
3/19/25	U.S. Dollars	331,465	British Pounds	270,000	Barclays	(3,257)
3/19/25	Swedish Kronor	2,800,000	U.S. Dollars	256,786	Goldman Sachs	(3,561)
3/19/25	Indian Rupees	17,600,000	U.S. Dollars	206,062	Barclays	(3,681)
3/19/25	South Korean Won	351,000,000	U.S. Dollars	245,038	JPMorgan Chase	(3,740)
3/19/25	Euro	490,000	U.S. Dollars	513,261	Barclays	(3,840)
3/19/25	Canadian Dollars	440,000	U.S. Dollars	307,415	JPMorgan Chase	(4,080)
3/19/25	Canadian Dollars	530,000	U.S. Dollars	369,790	Deutsche Bank	(4,410)
3/19/25	Euro	400,000	U.S. Dollars	421,457	Goldman Sachs	(5,603)
3/19/25	Indonesian Rupiahs	4,950,000,000	U.S. Dollars	308,865	Deutsche Bank	(6,044)
3/19/25	British Pounds	410,000	U.S. Dollars	519,248	Barclays	(10,966)
3/19/25	New Zealand Dollars	720,000	U.S. Dollars	417,534	Barclays	(11,100)
3/19/25	Australian Dollars	610,000	U.S. Dollars	391,070	Barclays	(11,758)
3/19/25	Japanese Yen	80,000,000	U.S. Dollars	531,089	Royal Bank Of Canada	(12,579)
3/19/25	South African Rand	7,200,000	U.S. Dollars	404,481	Deutsche Bank	(20,597)
Total Unrealized Depreciation						$(175,619)
Net Unrealized Appreciation						$92,588

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Written Call Option Contracts outstanding at January 31, 2025: Exchange Traded

Description	Number of Contracts	Notional Amount		Exercise Price	Expiration Date	Value
Albertsons Cos., Inc.	232	USD	465,160	21.00	3/21/2025	$(6,960)
Paramount Global	164	USD	178,432	12.00	6/20/2025	(5,412)
Paramount Global	20	USD	21,760	12.00	7/18/2025	(900)
Total Written Call Options Contracts (Premiums Received $11,960)						$(13,272)

Long Contracts for Difference at January 31, 2025: Over the Counter

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Aflac, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,557	Monthly	$274,040	$6,092
Alexandria Real Estate Equities, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,963	Monthly	288,148	(10,019)
Allegion PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	883	Monthly	116,982	1,371
Allstate Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	932	Monthly	179,078	6,425
Allstate Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,883	Monthly	361,489	7,429
Ally Financial, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,009	Monthly	39,280	(726)
Altria Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,871	Monthly	358,528	9,050
American Airlines Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	20,047	Monthly	338,512	(23,738)
American Electric Power Co., Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,633	Monthly	356,994	2,689
American Express Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	455	Monthly	144,436	(104)
American International Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,387	Monthly	175,607	(2,822)
American Tower Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,589	Monthly	293,104	8,749
Apache Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,604	Monthly	100,745	(16,427)
Aramark Services, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,533	Monthly	176,206	3,952
Archer-Daniels-Midland Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,171	Monthly	213,479	2,482
Arrow Electronics, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,089	Monthly	126,640	2,244
AutoZone, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	109	Monthly	364,818	2,244
Avis Budget Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,876	Monthly	347,072	2,292
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	18,566	Monthly	303,639	10,481
Barrick Gold Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	22,953	Monthly	375,076	11,213
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,915	Monthly	297,079	3,928
Bath & Body Works, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	7,675	Monthly	288,367	708
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,252	Monthly	364,134	6,021
Best Buy Co., Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,518	Monthly	301,767	6,363
Biogen, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,051	Monthly	294,672	4,837
Block, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,402	Monthly	308,685	10,812
Booking Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	63	Monthly	298,180	6,733
Booz Allen Hamilton Holding Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	709	Monthly	91,344	(10,086)
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	11,260	Monthly	358,253	2,451
BorgWarner, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,988	Monthly	286,169	(4,143)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Boston Scientific Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,014	Monthly	$205,877	$7,866
Boyd Gaming Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	4,378	Monthly	335,154	8,109
Bristol-Myers Squibb Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	6,314	Monthly	371,258	11,649
Brown-Forman Corp., Class B	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,588	Monthly	52,369	(127)
Builders FirstSource, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,266	Monthly	211,520	2,305
Bunge Ltd.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,096	Monthly	235,475	(5,910)
Camden Property Trust REIT	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,569	Monthly	291,365	5,864
Campbell Soup	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,540	Monthly	214,572	2,390
Canadian Pacific Railway Ltd.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,107	Monthly	246,662	9,908
Cardinal Health, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,733	Monthly	337,209	722
Carlisle Companies, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	343	Monthly	133,446	(4,601)
Carnival Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	13,426	Monthly	371,156	32,150
Caterpillar, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	932	Monthly	345,707	(5,784)
Cenovus Energy, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	6,791	Monthly	97,977	(6,197)
CF Industries Holdings, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,283	Monthly	301,963	16,066
Charles River Laboratories International, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	284	Monthly	46,781	612
Charter Communications, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,507	Monthly	519,798	(8,777)
Chubb Limited	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,352	Monthly	366,897	4,006
Cisco Systems, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	5,916	Monthly	357,825	3,439
Clorox (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	472	Monthly	74,756	38
Colgate-Palmolive Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,260	Monthly	282,355	(3,058)
Comcast Corp., Class A	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	10,512	Monthly	353,480	(31,116)
Conagra Brands, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	15,488	Monthly	400,271	4,924
ConocoPhillips	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,371	Monthly	332,514	(22,758)
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,119	Monthly	291,640	13,751
Consolidated Edison, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	135	Monthly	12,643	389
CRH PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,025	Monthly	299,019	9,375
Crocs, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,827	Monthly	288,269	(2,062)
Crown Castle International Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,338	Monthly	297,222	5,562
Crown Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	691	Monthly	60,661	266
D.R. Horton, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,026	Monthly	145,555	(2,984)
Delta Air Lines, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,114	Monthly	74,883	(410)
Dominion Energy, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,248	Monthly	291,457	13,680
DuPont de Nemours, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,872	Monthly	296,583	8,317
Eagle Materials, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	588	Monthly	150,811	(752)
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	104	Monthly	10,354	767
Eastman Chemical Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,266	Monthly	225,385	16,913
Elastic N.V.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,631	Monthly	295,932	29,038
Electronic Arts, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,439	Monthly	299,493	(25,617)
Equitable Holdings, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,823	Monthly	98,941	4,947
Equity Residential	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,684	Monthly	118,531	4,828
Equity Residential	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,757	Monthly	123,867	1,825

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Essex Property Trust, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,014	Monthly	$288,013	$1,203
Eversource Energy	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,438	Monthly	255,333	3,438
Exelon Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	12,895	Monthly	514,838	23,983
Expedia Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,168	Monthly	199,498	(6,519)
Extra Space Storage Incment, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	94	Monthly	14,462	355
Fidelity National Information Services, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,902	Monthly	154,806	5,461
FirstEnergy Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	416	Monthly	16,557	32
Flex Ltd.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,253	Monthly	135,118	1,549
Ford Motor Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,791	Monthly	58,229	608
Freeport-McMoRan, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	7,738	Monthly	276,649	(33,104)
Gap (The), Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	27,508	Monthly	661,445	(16,395)
General Dynamics Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	535	Monthly	137,233	(5,141)
General Electric Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,769	Monthly	359,744	26,535
General Mills, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,212	Monthly	373,204	4,486
General Motors Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,640	Monthly	229,346	(12,118)
Gilead Sciences, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,655	Monthly	257,778	10,217
H&R Block, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,051	Monthly	113,132	1,722
H&R Block, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	6,536	Monthly	360,822	(1,861)
Halliburton Co.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	23,729	Monthly	616,197	(66,751)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,629	Monthly	292,970	(322)
Hartford Financial Services Group (The), Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	3,206	Monthly	356,956	353
Hasbro, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,054	Monthly	292,032	2,691
HCA Healthcare, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	781	Monthly	257,150	17,969
HEICO Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,235	Monthly	294,876	(855)
Hewlett Packard Enterprise Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,921	Monthly	83,084	(309)
HF Sinclair Corporation	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	5,806	Monthly	209,020	(6,615)
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	97	Monthly	39,858	2,300
Honeywell International, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,555	Monthly	347,081	6,320
HP, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,137	Monthly	69,390	(1,267)
HP, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	9,372	Monthly	304,046	(3,306)
International Business Machines Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,036	Monthly	264,821	29,081
Invitation Homes, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,377	Monthly	229,167	2,915
Kimberly-Clarke Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,233	Monthly	289,694	9,318
L3Harris Technologies, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,117	Monthly	236,612	(7,511)
Labcorp Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,084	Monthly	270,519	7,703
Las Vegas Sands Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,158	Monthly	144,687	4,486
Lear Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,019	Monthly	283,771	(1,193)
Leidos Holdings, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,920	Monthly	271,959	(7,546)
Lennox International, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	472	Monthly	278,905	(15,783)
Lockheed Martin Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	407	Monthly	187,869	(9,107)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Lowe's Cos., Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,303	Monthly	$337,938	$15,229
Manulife Financial Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	7,888	Monthly	235,751	(4,513)
Marsh & McLennan Cos., Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,677	Monthly	363,349	(1,256)
MasTec, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,827	Monthly	264,787	(25,962)
McDonalds Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	403	Monthly	116,026	405
McDonalds Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	815	Monthly	235,060	5,759
MGM Resorts International	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	7,525	Monthly	258,993	10,668
Millrose Properties, Class A	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	283	Monthly	3,127	(3)
Mohawk Industries, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,574	Monthly	192,293	(13,303)
Mondelez International, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,855	Monthly	223,139	4,792
Mosaic (The) Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	62	Monthly	1,727	4
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	766	Monthly	359,092	(2,732)
Motorola Solutions, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	411	Monthly	192,524	2,839
Murphy Oil USA, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	606	Monthly	304,146	7,299
NetApp, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,371	Monthly	289,198	(9,666)
Netflix, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	381	Monthly	371,780	8,309
Newmont Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	9,053	Monthly	386,364	9,035
Newmont Corp.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	7,090	Monthly	302,331	9,018
Norfolk Southern Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,133	Monthly	288,974	3,481
Northrop Grumman Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	492	Monthly	239,464	(7,721)
Norwegian Cruise Line Holdings Ltd.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	6,434	Monthly	182,302	10,049
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,152	Monthly	359,395	10,223
Omnicom Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,104	Monthly	268,895	3,503
Otis Worldwide Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	790	Monthly	75,306	(52)
Ovintiv, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	4,855	Monthly	204,757	(14,932)
Packaging Corp. Of America	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,625	Monthly	344,620	(25,041)
Pan American Silver Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	8,146	Monthly	188,640	15,863
Principal Financial Group, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,757	Monthly	309,197	8,336
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	116	Monthly	18,902	1,327
Quest Diagnostics, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,288	Monthly	372,524	28,569
Ralph Lauren Corp., Class A	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,236	Monthly	308,077	15,491
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	882	Monthly	113,521	3,818
Raytheon Technologies Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,978	Monthly	383,344	28,694
Reinsurance Group of America, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,346	Monthly	306,133	5,867
Ross Stores, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	525	Monthly	79,032	495
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	387	Monthly	103,024	12,979
Royal Caribbean Cruises Ltd.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,163	Monthly	309,779	35,125
SBA Communications Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	77	Monthly	15,199	(101)
Seagate Technology, LLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,910	Monthly	279,913	4,856
Sempra Energy	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	105	Monthly	8,691	37
Simon Property Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,066	Monthly	185,191	(491)
Sirius XM Holdings, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	6,367	Monthly	152,707	14,636
Skyworks Solutions, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,098	Monthly	186,037	(6,579)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Southern (The) Co.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,317	Monthly	$361,462	$2,961
Southern (The) Co.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,000	Monthly	83,795	1,455
Southern Copper Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,153	Monthly	288,328	(16,826)
Stanley Black & Decker, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,067	Monthly	181,845	3,463
Steel Dynamics, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	22	Monthly	2,818	114
Steris PLC	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	295	Monthly	65,027	546
Sun Communities, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	2,278	Monthly	287,648	12,739
Sysco Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	97	Monthly	7,066	(56)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	858	Monthly	168,672	(12,598)
Target Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	488	Monthly	67,132	752
TC Energy Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,556	Monthly	339,398	(21,703)
TC Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	5,497	Monthly	247,153	(10,601)
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	2,208	Monthly	310,289	22,786
Tenet Healthcare Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,388	Monthly	336,176	12,062
Textron, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	601	Monthly	45,920	(1,204)
T-Mobile US, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,605	Monthly	372,959	27,050
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	1,232	Monthly	166,979	8,327
Toll Brothers, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,671	Monthly	226,689	(901)
Trane Technologies PLC	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	641	Monthly	232,203	(10,667)
Transocean Ltd.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	9,071	Monthly	35,525	448
Twilio Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,777	Monthly	260,282	57,117
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	6,050	Monthly	341,102	3,153
Tyson Foods, Inc., Class A	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	2,892	Monthly	163,065	1,807
Uber Technologies, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	4,379	Monthly	291,949	7,708
Union Pacific Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,518	Monthly	375,785	17,840
United Airlines Holdings, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	3,289	Monthly	347,456	2,243
UnitedHealth Group, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	72	Monthly	38,984	1,564
Universal Health Services, Inc., Class B	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	1,989	Monthly	374,683	2,835
Valero Energy Corp.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	465	Monthly	61,782	(1,030)
Valero Energy Corp.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,622	Monthly	215,304	(8,386)
Ventas, Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,018	Monthly	61,415	1,774
VeriSign, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,426	Monthly	306,025	6,422
Verisk Analytics, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	577	Monthly	165,697	4,530
Verizon Communications, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	5,650	Monthly	222,406	(109)
Vistra Operations Co. LLC	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,661	Monthly	278,570	3,046
Walgreen Boots Alliance, Inc.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	7,171	Monthly	73,683	(8,996)
Walmart, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	3,924	Monthly	384,812	18,977
WEC Energy Group, Inc.	U.S. Fed Funds + 0.20%	8/19/2026	Goldman Sachs	1,931	Monthly	191,323	6,777
WESCO International, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	622	Monthly	114,945	(8,963)
Weyerhaeuser Co.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	2,326	Monthly	71,204	(70)
Wynn Resorts Finance LLC/Wynn Resourts Capital Corp.	U.S. Fed Funds + 0.20%	2/10/2025	JPMorgan Chase	3,430	Monthly	297,160	18,267

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Long Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Pays Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Zimmer Biomet Holdings, Inc.	U.S. Fed Funds + 0.20%	1/23/2026	Barclays	627	Monthly	$68,575	$(220)
Zoetis , Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	1,722	Monthly	293,746	5,880
Total (Cost $45,833,570)				673,237		$46,265,313	$431,743

Short Contracts for Difference at January 31, 2025: Over the Counter

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
3M Co.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,053	Monthly	$(159,989)	$(14,612)
AbbVie, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,486	Monthly	(273,022)	(21,500)
Advanced Auto Parts, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	6,350	Monthly	(307,701)	(12,553)
Advanced Micro Devices, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,937	Monthly	(339,641)	17,615
AES (The) Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	30,225	Monthly	(331,856)	30,723
AGCO Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,953	Monthly	(307,881)	(20,377)
Air Products & Chemicals, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	563	Monthly	(188,586)	(10,120)
Albemarle Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,951	Monthly	(163,853)	6,874
Albemarle Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,307	Monthly	(109,927)	8,030
Ally Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	9,168	Monthly	(356,724)	(16,316)
Amazon.com, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	543	Monthly	(128,979)	(1,368)
Amcor, PLC	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	19,469	Monthly	(189,063)	176
American Express Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	969	Monthly	(307,269)	(4,631)
AmerisourceBergen Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	908	Monthly	(230,625)	(5,834)
Amgen, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,297	Monthly	(369,870)	(15,064)
Anthem, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	434	Monthly	(171,629)	(1,632)
Aon PLC, Class A	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	374	Monthly	(138,344)	(6,528)
Apache Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	931	Monthly	(20,397)	1,352
Apollo Global Management, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	586	Monthly	(100,139)	(325)
Aptiv PLC	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,192	Monthly	(136,734)	770
Aptiv PLC	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,493	Monthly	(155,349)	(3,550)
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	133	Monthly	(40,095)	(1,657)
Arthur J Gallagher & Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	538	Monthly	(162,232)	(4,329)
AT&T, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	14,325	Monthly	(339,888)	7,441
AutoNation, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	68	Monthly	(12,808)	(215)
Avantor, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,785	Monthly	(61,999)	(475)
Ball Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,552	Monthly	(364,327)	(8,816)
Baxter International, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	13,761	Monthly	(447,417)	(31,698)
Berkshire Hathaway, Inc., Class B	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	537	Monthly	(251,525)	(1,984)
Bio-rad Laboratories, Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	559	Monthly	(201,332)	(10,272)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,665	Monthly	$(293,635)	$(2,593)
Boeing (The) Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,099	Monthly	(369,908)	(21,054)
Boston Properties, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	103	Monthly	(7,526)	(35)
Broadcom, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,395	Monthly	(308,191)	5,564
Brookfield Asset Management, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	4,967	Monthly	(303,240)	(13,266)
Brown & Brown, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,803	Monthly	(292,996)	(925)
Caesars Entertainment, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	8,393	Monthly	(302,137)	(20,252)
Canadian Natural Resources Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,762	Monthly	(144,452)	3,070
Capital One Financial Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,809	Monthly	(368,174)	(4,691)
Cardinal Health, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	841	Monthly	(103,897)	4,381
Carrier Global Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,404	Monthly	(91,666)	6,656
CBRE Group, Inc., Class A	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,511	Monthly	(218,475)	(12,493)
CDW Corporation of Delaware	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	278	Monthly	(55,348)	(947)
Celanese Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,193	Monthly	(155,642)	4,579
Centene Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	4,639	Monthly	(296,525)	(3,572)
CenterPoint Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	8,809	Monthly	(286,644)	(880)
Cigna Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,239	Monthly	(363,642)	(17,565)
Cisco Systems, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,600	Monthly	(217,835)	(1,907)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,193	Monthly	(53,138)	(2,662)
Cleveland Cliffs, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	35,719	Monthly	(365,126)	637
CNH Industrial NV	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	15,717	Monthly	(202,256)	(2,505)
Coca-Cola (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,757	Monthly	(301,483)	(7,605)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,757	Monthly	(310,213)	(12,853)
Corteva, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,759	Monthly	(375,279)	(24,441)
Coterra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	486	Monthly	(13,472)	324
Cummins, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	806	Monthly	(286,863)	8,133
CVS Health Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	5,490	Monthly	(309,484)	(56,889)
CVS Health Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,657	Monthly	(205,950)	(12,166)
D.R. Horton, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	494	Monthly	(70,042)	1,661
Danaher Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	364	Monthly	(81,063)	4,205
Danaher Corp.	U.S. Fed Funds	1/23/2026	Barclays	1,318	Monthly	(293,259)	28,803
Darden Restaurants, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	83	Monthly	(16,190)	(781)
DaVita, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,139	Monthly	(376,051)	(46,730)
Deere & Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	785	Monthly	(373,764)	(12,861)
Deere & Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	41	Monthly	(19,534)	145
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,134	Monthly	(220,482)	31,821
Dell Technologies, Inc., Class C	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,366	Monthly	(348,378)	35,782
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,972	Monthly	(101,274)	5,855
Devon Energy Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,741	Monthly	(93,280)	11,862
Digital Realty Trust, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	563	Monthly	(92,034)	6,440
Dollar General Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	842	Monthly	(59,756)	(210)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Dollar Tree, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,912	Monthly	$(286,496)	$(10,545)
Dow, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	8,851	Monthly	(345,009)	12,572
Edison International	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	5,350	Monthly	(288,538)	33,128
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	8,023	Monthly	(346,012)	7,160
Enbridge, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,961	Monthly	(171,131)	5,949
Entegris, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	543	Monthly	(55,059)	3,145
EQT Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	5,969	Monthly	(304,850)	13,221
Equifax, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	45	Monthly	(12,365)	160
Equinix, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	153	Monthly	(139,550)	(1,849)
Estee Lauder (The) Cos., Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,609	Monthly	(300,607)	(31,665)
Exxon Mobil Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	319	Monthly	(34,033)	1,538
Factset Research Systems, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	184	Monthly	(87,201)	(1,683)
FedEx Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,027	Monthly	(271,921)	11,239
FedEx Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	71	Monthly	(18,804)	726
Fiserv, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,637	Monthly	(353,339)	(10,469)
Fiserv, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	174	Monthly	(37,583)	(744)
Foot Locker, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	14,509	Monthly	(290,539)	7,426
Ford Motor Co.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	14,973	Monthly	(150,593)	(3,854)
Fortune Brands Home & Security, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,990	Monthly	(285,725)	6,077
FTAI Aviation Ltd.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,532	Monthly	(153,981)	(5,834)
Gartner, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	104	Monthly	(56,452)	(182)
Global Payments, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,578	Monthly	(177,936)	(6,691)
Hilton Worldwide Finance LLC/Hilton Worldwide Finance Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,405	Monthly	(358,905)	(17,069)
Home Depot (The), Inc.	U.S. Fed Funds + 0.20%	8/18/2026	Goldman Sachs	146	Monthly	(60,103)	435
Honeywell International, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	268	Monthly	(59,771)	(815)
Host Hotels & Resorts, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	3,022	Monthly	(50,311)	2,030
Howmet Aerospace Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,970	Monthly	(375,541)	(7,221)
Humana, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	999	Monthly	(292,319)	(24,457)
Huntington Ingalls Industries, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	90	Monthly	(17,736)	729
Intel Corp.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	7,492	Monthly	(145,330)	3,213
Intercontinental Exchange, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	120	Monthly	(19,132)	(1,343)
International Business Machines Corp.	U.S. Fed Funds + 0.10%	8/18/2026	Goldman Sachs	1,194	Monthly	(304,784)	(42,068)
International Paper Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	740	Monthly	(41,094)	94
Iron Mountain, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,440	Monthly	(349,056)	29,422
Johnson Controls International PLC	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,711	Monthly	(288,654)	8,374
KB Home	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	4,938	Monthly	(330,739)	(8,503)
Keysight Technologies, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,671	Monthly	(297,367)	(21,281)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Kinder Morgan, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,014	Monthly	$(55,287)	$6,704
Kinder Morgan, Inc.	U.S. Fed Funds + (0.10)%	8/18/2026	Goldman Sachs	5,740	Monthly	(157,425)	11,560
KKR & Co., Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,906	Monthly	(318,149)	(10,311)
Kohls Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	892	Monthly	(11,760)	441
Kohls Corp.	U.S. Fed Funds + (0.25)%	1/23/2026	Barclays	11,778	Monthly	(155,489)	2,200
Kohls Corp.	U.S. Fed Funds + (0.50)%	8/18/2026	Goldman Sachs	9,543	Monthly	(125,848)	(3,507)
Kraft Heinz Foods Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	11,952	Monthly	(356,325)	(8,880)
Kroger (The) Co.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,762	Monthly	(354,581)	(16,409)
Lamb Weston Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,323	Monthly	(258,710)	(3,566)
Lennar Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,569	Monthly	(337,156)	10,889
Lithia Motors, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	419	Monthly	(157,200)	(5,174)
LKQ Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,155	Monthly	(117,758)	1,564
LyondellBasell Industries N.V., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,621	Monthly	(273,851)	5,256
Macys, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	43,151	Monthly	(671,708)	(41,703)
Marathon Petroleum Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,042	Monthly	(151,687)	2,123
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,271	Monthly	(369,009)	(12,608)
Marriott International, Inc., Class A	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,027	Monthly	(297,942)	(14,439)
Martin Marietta Materials, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	539	Monthly	(292,790)	(5,955)
McKesson Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,112	Monthly	(660,765)	(10,748)
Metlife, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	5,621	Monthly	(485,321)	(14,979)
MGM Resorts International	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	10,154	Monthly	(349,872)	(14,527)
Molina Healthcare, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	405	Monthly	(125,602)	(3,021)
Murphy Oil Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	12,209	Monthly	(324,204)	69,804
Nasdaq, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,704	Monthly	(304,709)	(5,315)
NextEra Energy, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	5,075	Monthly	(362,583)	(9,783)
NRG Energy, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	3,585	Monthly	(366,649)	5,398
Nucor Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,370	Monthly	(303,901)	(12,411)
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,829	Monthly	(178,444)	13,772
Occidental Petroleum Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	7,160	Monthly	(333,357)	43,975
Olin Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,830	Monthly	(112,083)	16,490
Oneok, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,764	Monthly	(267,852)	16,426
Oracle Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,434	Monthly	(243,389)	(8,768)
Oracle Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	26	Monthly	(4,422)	(158)
Paccar, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,630	Monthly	(291,112)	(2,785)
Packaging Corp. Of America	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,187	Monthly	(252,046)	26,512
Perkinelmer, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	566	Monthly	(71,325)	(1,832)
Permian Resources Corp.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,322	Monthly	(33,928)	878
Pfizer, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	10,704	Monthly	(283,870)	1,646
PG&E Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	22,137	Monthly	(346,123)	16,962
Post Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	865	Monthly	(91,828)	693
Progressive Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4	Monthly	(983)	(2)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Prudential Financial, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	2,944	Monthly	$(354,902)	$(1,445)
PulteGroup, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	1,925	Monthly	(218,930)	4,151
PulteGroup, Inc.	U.S. Fed Funds + 0.05%	1/23/2026	Barclays	3,241	Monthly	(368,400)	10,280
Qorvo, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,362	Monthly	(278,812)	13,092
QUALCOMM, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	106	Monthly	(18,330)	—
Quanta Services, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	819	Monthly	(251,752)	40,901
S&P Global, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	29	Monthly	(15,121)	62
Sealed Air Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	9,169	Monthly	(318,996)	290
Sempra Energy	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,435	Monthly	(284,197)	(59)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	372	Monthly	(132,915)	(7,350)
Sherwin-Williams (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4	Monthly	(1,431)	—
Shift4 Payments, Inc., Class A	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	997	Monthly	(119,312)	(9,192)
Shift4 Payments, Inc., Class A	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	234	Monthly	(28,020)	(955)
Sirius XM Holdings, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	5,189	Monthly	(124,365)	(12,227)
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	10,433	Monthly	(320,089)	12,307
Southwest Airlines Co.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	8,794	Monthly	(269,561)	18,882
Stellantis N.V.	U.S. Fed Funds + (0.71)%	2/10/2025	JPMorgan Chase	12,001	Monthly	(157,232)	(4,373)
Stellantis N.V.	U.S. Fed Funds + (0.38)%	1/23/2026	Barclays	10,833	Monthly	(142,112)	(92)
Take-Two Interactive Software, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	1,642	Monthly	(304,089)	(6,361)
Tapestry, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	4,206	Monthly	(306,290)	(21,754)
Targa Resources Partners L.P./Targa Resources Partners Finance Corp.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	167	Monthly	(32,862)	934
Teck Resources Ltd., Class B	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	3,810	Monthly	(155,349)	2,652
Tesla, Inc.	U.S. Fed Funds + (0.05)%	8/19/2026	Goldman Sachs	747	Monthly	(301,674)	18,206
Texas Instruments, Inc.	U.S. Fed Funds + 0.30%	1/23/2026	Barclays	427	Monthly	(78,753)	5,388
Thermo Fisher Scientific, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	477	Monthly	(284,993)	(8,237)
TransDigm, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	271	Monthly	(366,145)	(15,598)
Trimble, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	3,354	Monthly	(251,175)	8,425
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,335	Monthly	(265,995)	30,572
United Parcel Service, Inc., Class B	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,682	Monthly	(306,025)	49,544
United Rentals North America, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	467	Monthly	(353,675)	11,767
UnitedHealth Group, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	555	Monthly	(300,557)	1,041
US Foods Holding Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	4,358	Monthly	(308,839)	(6,536)
Verizon Communications, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	6,882	Monthly	(270,746)	(7,992)
VF Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,763	Monthly	(71,691)	(2,284)
Viatris, Inc.	U.S. Fed Funds + (0.15)%	2/10/2025	JPMorgan Chase	2,841	Monthly	(32,023)	1,956
Walt Disney (The) Co.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	222	Monthly	(25,082)	(926)

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Short Contracts for Difference at January 31, 2025: Over the Counter (continued)

Reference Company	The Fund Receives Financing Rate	Expiration Date	Counterparty	Notional Amount	Pay Frequency	Value	Unrealized Appreciation (Depreciation)
Warner Bros. Discovery, Inc.	U.S. Fed Funds + (0.15)%	8/19/2026	Goldman Sachs	29,815	Monthly	$(310,783)	$(18,057)
Waste Management, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	1,016	Monthly	(223,574)	(8,751)
Whirlpool Corp.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,771	Monthly	(290,643)	75,351
Williams (The) Cos., Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	2,842	Monthly	(157,376)	10,871
Workday, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	857	Monthly	(224,384)	(7,151)
Xcel Energy, Inc.	U.S. Fed Funds + (0.15)%	1/23/2026	Barclays	436	Monthly	(29,292)	(89)
Xylem, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	2,536	Monthly	(314,072)	(18,961)
Yum Brands, Inc.	U.S. Fed Funds + (0.15)%	8/18/2026	Goldman Sachs	1,046	Monthly	(136,348)	(4,792)
Total (Cost $41,549,453)				760,669		$(41,640,026)	$(90,573)
Credit Default Swap Contracts outstanding - Buy Protection as of January 31, 2025:
Centrally Cleared
Reference Obligation	Fixed Deal Pay Rate	Maturity Date		Notional Amount	Value	Upfront Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Markit CDX North America High Yield Index Series 43 (Pay Quarterly)	5.00%	12/20/2029	USD	1,710,000	$(148,600)	$(128,667)	$(19,933)
Markit CDX North America Investment Grade Index Series 43 (Pay Quarterly)	1.00%	12/20/2029	USD	770,000	(18,295)	(17,155)	(1,140)
Markit iTraxx Europe Crossover Index Series 42 (Pay Quarterly)	5.00%	12/20/2029	EUR	108,534	(10,692)	(9,694)	(998)
Markit iTraxx Europe Index Series 42 (Pay Quarterly)	1.00%	12/20/2029	EUR	606,000	(14,323)	(13,067)	(1,256)
Total					$(191,910)	$(168,583)	$(23,327)
Valuation Hierarchy
The following is a summary of the inputs used, as of January 31, 2025, in valuing the Fund's investments carried at fair value:
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Investments
Assets:
Asset-Backed Securities	$—	$1,913,983	$—	$1,913,983
Common Stocks	62,014,306	809,525	—*	62,823,831
Convertible Bonds	—	53,510,360	—	53,510,360
Convertible Preferred Stocks	3,311,576	1,161,205	—	4,472,781
Corporate Bonds	—	42,404,646	—	42,404,646
Foreign Issuer Bonds	—	6,000,262	—	6,000,262

Morningstar Funds Trust    January 31, 2025 (unaudited)

Schedule of Investments (continued)
Morningstar Alternatives Fund
Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Mortgage-Backed Securities	$—	$28,763,798	$—	$28,763,798
Preferred Stocks	2,977,472	—	—	2,977,472
Rights	—	—	273,634	273,634
Short-Term Investments	6,514,922	15,602,938	—	22,117,860
Purchased Options	79,343	—	—	79,343
Total Assets – Investments at value	$74,897,619	$150,166,717	$273,634	$225,337,970
Liabilities:
Common Stocks	$(29,912,647)	$—	$—	$(29,912,647)
Rights	—	—	—*	—
Total Liabilities – Investments at value	$(29,912,647)	$—	$—	$(29,912,647)
Net Investments	$44,984,972	$150,166,717	$273,634	$195,425,323

*Includes securities determined to have no value as of January 31, 2025.

Morningstar Alternatives Fund	Level 1	Level 2	Level 3	Totals
Derivative Financial Instruments
Assets:
Futures Contracts	$325,699	$—	$—	$325,699
Forward Foreign Currency Exchange Contracts	—	268,207	—	268,207
Contracts for Difference	—	46,265,313	—	46,265,313
Total Assets - Derivative Financial Instruments	$325,699	$46,533,520	$—	$46,859,219
Liabilities:
Futures Contracts	$(29,520)	$—	$—	$(29,520)
Forward Foreign Currency Exchange Contracts	—	(175,619)	—	(175,619)
Written Options	(13,272)	—	—	(13,272)
Contracts for Difference	—	(41,640,026)	—	(41,640,026)
Swap Agreements	—	(191,910)	—	(191,910)
Total Liabilities - Derivative Financial Instruments	$(42,792)	$(42,007,555)	$—	$(42,050,347)
Net Derivative Financial Instruments	$282,907	$4,525,965	$—	$4,808,872